                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3732
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                           MFS/SUN LIFE SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R)/SUN LIFE SERIES TRUST [logo]

SEMIANNUAL REPORT o JUNE 30, 2005

Bond Series
Emerging Markets Equity Series
Global Governments Series
Global Total Return Series
Government Securities Series
High Yield Series
International Value Series
Money Market Series
Strategic Income Series

TABLE OF CONTENTS

Letter from the CEO of MFS .............................................      1

Portfolio Composition ..................................................      2

Expense Tables .........................................................     11

Portfolio of Investments ...............................................     13

Financial Statements ...................................................     40

Notes to Financial Statements ..........................................     55

Proxy Voting Policies and Information .............................. Back Cover

Quarterly Portfolio Disclosure ..................................... Back Cover

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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED       MAY LOSE VALUE         NO BANK OR CREDIT UNION GUARANTEE
 NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS,

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- BOND SERIES

              PORTFOLIO STRUCTURE*

              Bonds                                      96.5%
              Cash & Other Net Assets                     3.5%

              BOND MARKET SECTORS*

              High Grade Corporates                      48.4%
              ------------------------------------------------
              High Yield Corporates                      11.7%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       7.6%
              ------------------------------------------------
              U.S. Government Agencies                    6.9%
              ------------------------------------------------
              Mortgage-Backed Securities                  6.7%
              ------------------------------------------------
              U.S. Treasury Securities                    5.5%
              ------------------------------------------------
              Emerging Market Bonds                       4.7%
              ------------------------------------------------
              Cash & Other Net Assets                     3.5%
              ------------------------------------------------
              Asset-Backed Securities                     2.7%
              ------------------------------------------------
              International Bonds                         1.3%
              ------------------------------------------------
              Municipal Bonds                             1.0%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                        24.7%
              ------------------------------------------------
              AA                                          4.2%
              ------------------------------------------------
              A                                          13.8%
              ------------------------------------------------
              BBB                                        38.4%
              ------------------------------------------------
              BB                                         12.4%
              ------------------------------------------------
              B                                           3.6%
              ------------------------------------------------
              Not Rated                                   2.9%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             5.0
              ------------------------------------------------
              Average Life                            9.0 yrs.
              ------------------------------------------------
              Average Maturity***                    13.9 yrs.
              ------------------------------------------------
              Average Credit Quality****                    A-
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING MARKETS EQUITY SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     94.8%
              Cash & Other Net Assets                     3.1%
              Preferred Stocks                            2.1%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                6.6%
              ------------------------------------------------
              Companhia Vale do Rio Doce, ADR             3.1%
              ------------------------------------------------
              Teva Pharmaceutical Industries Ltd., ADR    3.0%
              ------------------------------------------------
              Taiwan Semiconductor Manufacturing Co. Ltd. 2.6%
              ------------------------------------------------
              Lukoil, ADR                                 2.5%
              ------------------------------------------------
              Petroleo Brasileiro S.A., ADR               2.2%
              ------------------------------------------------
              Sasol Ltd.                                  2.1%
              ------------------------------------------------
              China Mobile Ltd.                           2.0%
              ------------------------------------------------
              CEMEX S.A. de C.U., ADR                     2.0%
              ------------------------------------------------
              Posco, ADR                                  1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         23.9%
              ------------------------------------------------
              Basic Materials                            15.5%
              ------------------------------------------------
              Technology                                 14.2%
              ------------------------------------------------
              Energy                                     11.4%
              ------------------------------------------------
              Utilities & Communications                 11.1%
              ------------------------------------------------
              Autos & Housing                             6.9%
              ------------------------------------------------
              Consumer Staples                            3.7%
              ------------------------------------------------
              Health Care                                 3.0%
              ------------------------------------------------
              Retailing                                   1.9%
              ------------------------------------------------
              Leisure                                     1.6%
              ------------------------------------------------
              Industrial Goods & Services                 0.9%
              ------------------------------------------------
              Transportation                              0.4%
              ------------------------------------------------
              Special Products & Services                 0.3%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              South Korea                                18.5%
              ------------------------------------------------
              Taiwan                                     12.3%
              ------------------------------------------------
              Brazil                                     11.3%
              ------------------------------------------------
              Mexico                                     11.1%
              ------------------------------------------------
              South Africa                               10.6%
              ------------------------------------------------
              China                                       6.2%
              ------------------------------------------------
              Russia                                      5.5%
              ------------------------------------------------
              Israel                                      4.5%
              ------------------------------------------------
              India                                       3.4%
              ------------------------------------------------
              Other                                      16.6%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GOVERNMENTS SERIES

              PORTFOLIO STRUCTURE*

              Bonds                                      97.2%
              Cash & Other Net Assets                     2.8%

              BOND MARKET SECTORS*

              International Bonds                        78.7%
              ------------------------------------------------
              U.S. Treasury Securities                    4.5%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       4.4%
              ------------------------------------------------
              U.S. Government Agencies                    3.2%
              ------------------------------------------------
              Cash & Other Net Assets                     2.8%
              ------------------------------------------------
              Emerging Market Bonds                       2.2%
              ------------------------------------------------
              Municipal Bonds                             2.1%
              ------------------------------------------------
              Mortgage-Backed Securities                  2.1%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                        89.8%
              ------------------------------------------------
              AA                                          5.7%
              ------------------------------------------------
              A                                           2.8%
              ------------------------------------------------
              BBB                                         1.1%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             5.5
              ------------------------------------------------
              Average Life                            8.0 yrs.
              ------------------------------------------------
              Average Maturity***                     9.6 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AAA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              21.2%
              ------------------------------------------------
              Germany                                    13.7%
              ------------------------------------------------
              Spain                                       7.9%
              ------------------------------------------------
              France                                      7.5%
              ------------------------------------------------
              Great Britain                               7.3%
              ------------------------------------------------
              Ireland                                     5.6%
              ------------------------------------------------
              Japan                                       5.1%
              ------------------------------------------------
              New Zealand                                 5.1%
              ------------------------------------------------
              Finland                                     5.0%
              ------------------------------------------------
              Other                                      21.6%
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL TOTAL RETURN SERIES

              PORTFOLIO STRUCTURE*

              Stocks                                     61.0%
              Bonds                                      37.1%
              Cash & Other Net Assets                     1.9%

              TOP TEN HOLDINGS*

              United Kingdom Treasury, 8%, 2015           2.5%
              ------------------------------------------------
              Republic of Ireland, 4.25%, 2007            2.1%
              ------------------------------------------------
              Republic of France, 4.75%, 2007             1.8%
              ------------------------------------------------
              Federal Republic of Germany, 3.5%, 2008     1.7%
              ------------------------------------------------
              Government of New Zealand, 6.5%, 2013       1.7%
              ------------------------------------------------
              Federal Republic of Germany, 6.25%, 2024    1.5%
              ------------------------------------------------
              TOTAL S.A., ADR                             1.4%
              ------------------------------------------------
              Republic of Finland, 3%, 2008               1.4%
              ------------------------------------------------
              Kingdom of Spain, 6%, 2011                  1.4%
              ------------------------------------------------
              Federal Republic of Germany, 6.25%, 2030    1.3%
              ------------------------------------------------

              MARKET SECTORS*

              International Equities                     34.5%
              ------------------------------------------------
              International Bonds                        30.0%
              ------------------------------------------------
              Domestic Equities                          26.6%
              ------------------------------------------------
              U.S. Treasury Securities                    2.0%
              ------------------------------------------------
              Cash & Other Net Assets                     1.8%
              ------------------------------------------------
              Commercial Mortgaged-Backed Securities      1.4%
              ------------------------------------------------
              U.S. Government Agencies                    1.2%
              ------------------------------------------------
              Emerging Market Bonds                       0.9%
              ------------------------------------------------
              Municipal Bonds                             0.8%
              ------------------------------------------------
              Mortgage-Backed Securities                  0.8%
              ------------------------------------------------

              EQUITY SECTOR WEIGHTINGS

              Financial Services                         14.6%
              ------------------------------------------------
              Utilities & Communications                  9.8%
              ------------------------------------------------
              Energy                                      7.3%
              ------------------------------------------------
              Consumer Staples                            6.0%
              ------------------------------------------------
              Autos & Housing                             4.0%
              ------------------------------------------------
              Health Care                                 3.8%
              ------------------------------------------------
              Industrial Goods & Services                 3.7%
              ------------------------------------------------
              Basic Materials                             3.5%
              ------------------------------------------------
              Leisure                                     2.6%
              ------------------------------------------------
              Retailing                                   2.3%
              ------------------------------------------------
              Transportation                              1.7%
              ------------------------------------------------
              Technology                                  1.2%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              35.0%
              ------------------------------------------------
              Great Britain                              11.4%
              ------------------------------------------------
              France                                      9.1%
              ------------------------------------------------
              Japan                                       8.0%
              ------------------------------------------------
              Germany                                     6.5%
              ------------------------------------------------
              Spain                                       3.9%
              ------------------------------------------------
              Canada                                      3.2%
              ------------------------------------------------
              Netherlands                                 2.7%
              ------------------------------------------------
              Finland                                     2.6%
              ------------------------------------------------
              Other                                      17.6%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GOVERNMENT SECURITIES SERIES

              PORTFOLIO STRUCTURE*

              Bonds                                      89.5%
              Cash & Other Net Assets                    10.5%

              BOND MARKET SECTORS*

              Mortgage-Backed Securities                 55.5%
              ------------------------------------------------
              U.S. Government Agencies                   26.8%
              ------------------------------------------------
              Cash & Other Net Assets                    10.5%
              ------------------------------------------------
              U.S. Treasury Securities                    7.1%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.1%
              ------------------------------------------------

              CREDIT QUALITY**

              AAA                                        99.3%
              ------------------------------------------------
              Not Rated                                   0.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             3.7
              ------------------------------------------------
              Average Life                            6.3 yrs.
              ------------------------------------------------
              Average Maturity***                    16.1 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AAA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- HIGH YIELD SERIES

              PORTFOLIO STRUCTURE*

              Bonds                                      94.8%
              Cash & Other Net Assets                     2.9%
              Stocks                                      1.9%
              Convertibles                                0.4%

              TOP 5 BOND INDUSTRIES*

              Utilities-Electric Power                    8.6%
              ------------------------------------------------
              Gaming & Lodging                            6.3%
              ------------------------------------------------
              Telecommunication - Wireline                6.0%
              ------------------------------------------------
              Medical & Health Technology & Services      5.3%
              ------------------------------------------------
              Chemicals                                   4.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              BBB                                         4.7%
              ------------------------------------------------
              BB                                         37.1%
              ------------------------------------------------
              B                                          39.9%
              ------------------------------------------------
              CCC                                        15.5%
              ------------------------------------------------
              CC                                          1.4%
              ------------------------------------------------
              D                                           0.2%
              ------------------------------------------------
              Not Rated                                   1.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.8
              ------------------------------------------------
              Average Life                            8.1 yrs.
              ------------------------------------------------
              Average Maturity***                     8.5 yrs.
              ------------------------------------------------
              Average Credit Quality****                    B+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL VALUE SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     96.6%
              Cash & Other Net Assets                     3.4%

              TOP TEN HOLDINGS

              Nestle S.A.                                 2.7%
              ------------------------------------------------
              Total S.A.                                  2.5%
              ------------------------------------------------
              Takefuji Corp.                              2.0%
              ------------------------------------------------
              BP PLC                                      1.9%
              ------------------------------------------------
              British American Tobacco PLC                1.8%
              ------------------------------------------------
              Vodafone Group PLC                          1.7%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            1.6%
              ------------------------------------------------
              Unilever PLC                                1.6%
              ------------------------------------------------
              Deutsche Telekom AG                         1.6%
              ------------------------------------------------
              Credit Agricole S.A.                        1.5%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         18.0%
              ------------------------------------------------
              Utilities & Communications                 16.2%
              ------------------------------------------------
              Energy                                     11.6%
              ------------------------------------------------
              Consumer Staples                            8.7%
              ------------------------------------------------
              Autos & Housing                             8.5%
              ------------------------------------------------
              Leisure                                     6.7%
              ------------------------------------------------
              Retailing                                   5.5%
              ------------------------------------------------
              Basic Materials                             4.7%
              ------------------------------------------------
              Industrial Goods & Services                 4.6%
              ------------------------------------------------
              Technology                                  4.5%
              ------------------------------------------------
              Health Care                                 4.2%
              ------------------------------------------------
              Transportation                              3.0%
              ------------------------------------------------
              Special Products & Services                 0.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              22.8%
              ------------------------------------------------
              Japan                                      18.2%
              ------------------------------------------------
              France                                     13.9%
              ------------------------------------------------
              Switzerland                                 5.7%
              ------------------------------------------------
              Germany                                     4.4%
              ------------------------------------------------
              South Korea                                 4.1%
              ------------------------------------------------
              Sweden                                      3.7%
              ------------------------------------------------
              Netherlands                                 3.2%
              ------------------------------------------------
              Italy                                       2.4%
              ------------------------------------------------
              Other                                      21.6%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MONEY MARKET SERIES

              PORTFOLIO STRUCTURE*

              Commercial Paper                           88.8%
              Certificates of Deposit                    11.3%
              Cash & Other Non-Short Term Assets         -0.1%

              SHORT-TERM CREDIT QUALITY

              Average Quality Short-Term Bonds**           A-1
              ------------------------------------------------

              MATURITY BREAKDOWN

              0-29 days                                  58.1%
              ------------------------------------------------
              30-59 days                                 21.0%
              ------------------------------------------------
              60-89 days                                 21.0%
              ------------------------------------------------
              Other non-short term assets                -0.1%
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              68.9%
              ------------------------------------------------
              Great Britain                               7.3%
              ------------------------------------------------
              France                                      7.1%
              ------------------------------------------------
              Germany                                     4.3%
              ------------------------------------------------
              Netherlands                                 4.3%
              ------------------------------------------------
              Switzerland                                 4.1%
              ------------------------------------------------
              Belgium                                     4.0%
              ------------------------------------------------

 * For purposes of this graphical presentation, the fixed income portion includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.
** The portfolio average credit quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on the total market value of investments as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC INCOME SERIES

PORTFOLIO STRUCTURE*

              Bonds                                      92.3%
              Cash & Other Net Assets                     7.4%
              Convertibles                                0.3%

              MARKET SECTORS*

              High Yield Corporates                      36.1%
              ------------------------------------------------
              International Bonds                        16.1%
              ------------------------------------------------
              Emerging Market Bonds                      14.9%
              ------------------------------------------------
              High Grade Corporates                       9.0%
              ------------------------------------------------
              Cash & Other Net Assets                     7.4%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       7.1%
              ------------------------------------------------
              Mortgage-Backed Securities                  5.6%
              ------------------------------------------------
              U.S. Government Agencies                    3.5%
              ------------------------------------------------
              Domestic Convertibles                       0.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        29.9%
              ------------------------------------------------
              AA                                          1.2%
              ------------------------------------------------
              A                                           3.4%
              ------------------------------------------------
              BBB                                        13.1%
              ------------------------------------------------
              BB                                         21.8%
              ------------------------------------------------
              B                                          23.2%
              ------------------------------------------------
              CCC                                         5.3%
              ------------------------------------------------
              CC                                          0.4%
              ------------------------------------------------
              Not Rated                                   1.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             3.7
              ------------------------------------------------
              Average Life                            7.4 yrs.
              ------------------------------------------------
              Average Maturity***                    10.2 yrs.
              ------------------------------------------------
              Average Credit Quality****                   BBB
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              62.6%
              ------------------------------------------------
              Russia                                      3.8%
              ------------------------------------------------
              Mexico                                      2.8%
              ------------------------------------------------
              Brazil                                      2.8%
              ------------------------------------------------
              Germany                                     2.8%
              ------------------------------------------------
              Ireland                                     2.5%
              ------------------------------------------------
              Spain                                       2.4%
              ------------------------------------------------
              Great Britain                               2.3%
              ------------------------------------------------
              Netherlands                                 2.1%
              ------------------------------------------------
              Other                                      15.9%
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/05.
 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 6/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,

JANUARY 1, 2005 THROUGH JUNE 30, 2005

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                                                 Expenses Paid
                                        Beginning       Ending     During
                            Annualized   Account       Account     Period**
                             Expense      Value         Value    1/01/05 -
BOND SERIES                   Ratio      1/01/05       6/30/05    6/30/05
-------------------------------------------------------------------------------
Initial Class
  Actual                      0.72%     $1,000.00     $1,018.40      $3.60
  Hypothetical*               0.72%     $1,000.00     $1,021.22      $3.61
Service Class
  Actual                      0.97%     $1,000.00     $1,017.70      $4.85
  Hypothetical*               0.97%     $1,000.00     $1,019.98      $4.86

                                                                 Expenses Paid
                                        Beginning       Ending     During
                            Annualized   Account       Account     Period**
EMERGING MARKETS             Expense      Value         Value     1/01/05 -
EQUITY SERIES                 Ratio      1/01/05       6/30/05     6/30/05
-------------------------------------------------------------------------------
Initial Class
  Actual                      1.34%     $1,000.00     $1,072.10      $6.88
  Hypothetical*               1.34%     $1,000.00     $1,018.15      $6.71
Service Class
  Actual                      1.60%     $1,000.00     $1,070.30      $8.21
  Hypothetical*               1.60%     $1,000.00     $1,016.86      $8.00

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
GLOBAL                       Expense      Value         Value     1/01/05 -
GOVERNMENTS SERIES            Ratio      1/01/05       6/30/05     6/30/05
-------------------------------------------------------------------------------
Initial Class
  Actual                      1.00%     $1,000.00     $  959.50      $4.86
  Hypothetical*               1.00%     $1,000.00     $1,019.84      $5.01
Service Class
  Actual                      1.25%     $1,000.00     $  958.50      $6.07
  Hypothetical*               1.25%     $1,000.00     $1,018.60      $6.26

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
GLOBAL TOTAL                 Expense      Value         Value      1/01/05 -
RETURN SERIES                 Ratio      1/01/05       6/30/05      6/30/05
-------------------------------------------------------------------------------
Initial Class
  Actual                      0.92%     $1,000.00     $  988.40      $4.54
  Hypothetical*               0.92%     $1,000.00     $1,020.23      $4.61
Service Class
  Actual                      1.17%     $1,000.00     $  987.30      $5.77
  Hypothetical*               1.17%     $1,000.00     $1,018.99      $5.86

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
GOVERNMENT                   Expense      Value         Value      1/01/05 -
SECURITIES SERIES             Ratio      1/01/05       6/30/05      6/30/05
-------------------------------------------------------------------------------
Initial Class
  Actual                      0.64%     $1,000.00     $1,023.80      $3.21
  Hypothetical*               0.64%     $1,000.00     $1,021.62      $3.21
Service Class
  Actual                      0.89%     $1,000.00     $1,022.50      $4.46
  Hypothetical*               0.89%     $1,000.00     $1,020.38      $4.46

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
                             Expense      Value         Value      1/01/05 -
HIGH YIELD SERIES             Ratio      1/01/05       6/30/05      6/30/05
-------------------------------------------------------------------------------
Initial Class
  Actual                      0.86%     $1,000.00     $1,004.00      $4.27
  Hypothetical*               0.86%     $1,000.00     $1,020.53      $4.31
Service Class
  Actual                      1.11%     $1,000.00     $1,002.80      $5.51
  Hypothetical*               1.11%     $1,000.00     $1,019.29      $5.56

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
INTERNATIONAL                Expense      Value         Value      1/01/05 -
VALUE SERIES                  Ratio      1/01/05       6/30/05      6/30/05
-------------------------------------------------------------------------------
Initial Class
  Actual                      1.14%     $1,000.00     $1,006.40      $5.67
  Hypothetical*               1.14%     $1,000.00     $1,019.14      $5.71
Service Class
  Actual                      1.39%     $1,000.00     $1,004.70      $6.91
  Hypothetical*               1.39%     $1,000.00     $1,017.90      $6.95

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
                             Expense      Value         Value      1/01/05 -
MONEY MARKET SERIES           Ratio      1/01/05       6/30/05      6/30/05
-------------------------------------------------------------------------------
Initial Class
  Actual                      0.59%     $1,000.00     $1,010.70      $2.94
  Hypothetical*               0.59%     $1,000.00     $1,021.87      $2.96
Service Class
  Actual                      0.84%     $1,000.00     $1,009.40      $4.19
  Hypothetical*               0.84%     $1,000.00     $1,020.63      $4.21

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
STRATEGIC INCOME             Expense      Value         Value      1/01/05 -
SERIES                        Ratio      1/01/05       6/30/05      6/30/05
-------------------------------------------------------------------------------
Initial Class
  Actual                      0.98%     $1,000.00     $1,009.40      $4.88
  Hypothetical*               0.98%     $1,000.00     $1,019.93      $4.91
Service Class
  Actual                      1.23%     $1,000.00     $1,008.40      $6.13
  Hypothetical*               1.23%     $1,000.00     $1,018.70      $6.16

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

BOND SERIES

BONDS -- 96.0%

Issuer                                          Par Amount            Value
ADVERTISING & BROADCASTING -- 2.6%
British Sky Broadcasting Group PLC,
  8.2%, 2009 ..............................    $   822,000         $    930,493
Chancellor Media Corp., 8%, 2008 ..........        760,000              817,128
EchoStar DBS Corp., 9.125%, 2009 ..........        657,000              699,705
Liberty Media Corp., 5.7%, 2013 ...........      1,030,000              958,006
News America Holdings, 7.75%, 2024 ........      1,250,000            1,500,235
News America Holdings, 8.5%, 2025 .........        770,000              977,047
                                                                   ------------
                                                                   $  5,882,614
                                                                   ------------
AIRLINES -- 0.5%
Continental Airlines, Inc.,
  6.648%, 2017 ............................    $   417,720         $    412,196
Continental Airlines, Inc.,
  6.545%, 2020 ............................        729,025              729,814
                                                                   ------------
                                                                   $  1,142,010
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.3%
Foster's Financial Corp.,
  5.875%, 2035## ..........................    $   698,000         $    701,505
                                                                   ------------

ASSET BACKED & SECURITIZED -- 10.2%
Amresco Commercial Mortgage Funding I,
  7%, 2029 ................................    $   900,000         $    926,299
ARCap, Inc., 6.1%, 2045## .................        350,000              333,114
Asset Securitization Corp., FRN,
  8.2909%, 2026 ...........................        775,000              808,515
Brazilian Merchant Voucher Receivables
  Ltd., 5.911%, 2011## ....................        820,000              828,200
Capital One Auto Finance Trust,
  2.47%, 2010 .............................        400,000              393,357
Citibank Credit Card Issuance Trust,
  6.65%, 2008 .............................      1,200,000            1,227,239
Commercial Mortgage Acceptance Corp.,
  5.44%, 2013## ...........................      1,000,000            1,027,823
Commercial Mortgage Acceptance Corp.,
  6.04%, 2030 .............................      1,150,000            1,207,989
Commercial Mortgage Acceptance Corp.,
  7.03%, 2031 .............................        750,000              818,755
Commercial Mortgage Acceptance Corp., FRN,
  1.1555%, 2008^^ .........................      9,160,973              333,587
Countrywide Asset-Backed Certificates,
  4.575%, 2035 ............................        119,000              119,557
CPS Auto Receivables Trust,
  3.52%, 2009## ...........................        287,227              285,027
CRIIMI MAE Commercial Mortgage Trust,
  7%, 2033## ..............................      1,050,000            1,092,000
Deutsche Mortgage & Asset Receiving Corp.,
  FRN, 6.538%, 2008 .......................        670,863              703,255
DLJ Commercial Mortgage Corp., 6.04%, 2031         625,000              635,690
DLJ Commercial Mortgage Corp., FRN,
  7.6145%, 2009 ...........................        700,000              781,945
Drive Auto Receivables Trust,
  2.5%, 2009## ............................        673,000              657,591
Drivetime Auto Owner Trust,
  1.918%, 2008## ..........................        962,740              953,565
Falcon Franchise Loan LLC, FRN,
  3.804%, 2023^^ ..........................      3,087,831              536,559
First Union-Lehman Brothers Commercial
  Mortgage Trust, 7%, 2029## ..............        607,000              684,788
GMAC Commercial Mortgage Securities, Inc.,
  6.02%, 2033 .............................        800,000              768,647
GMAC Commercial Mortgage Securities, Inc.,
  FRN, 7.9079%, 2011## ....................         825,000              915,693
Greenwich Capital Commercial Funding
  Corp., FRN, 4.305%, 2042 ................        589,156              588,983
Holmes Financing PLC, FRN,
  3.8606%, 2040 ...........................        181,000              181,735
IKON Receivables Funding LLC,
  3.27%, 2011 .............................        735,000              729,060
Lehman Brothers Commercial Conduit
  Mortgage Trust, 6.78%, 2031 .............        500,000              540,729
Lehman Brothers Commercial Conduit
  Mortgage Trust, FRN, 1.1563%, 2028^^ ....      7,327,973              224,045
Morgan Stanley Capital I, Inc.,
  6.86%, 2010 .............................      1,155,000            1,191,526
Morgan Stanley Capital I, Inc.,
  7.3%, 2030## ............................        852,000              895,583
Morgan Stanley Capital I, Inc.,
  5.72%, 2032 .............................        479,840              504,829
Morgan Stanley Capital I, Inc., FRN,
  0.7546%, 2030##^^ .......................     25,836,780              536,049
Mortgage Capital Funding, Inc., FRN,
  0.9933%, 2031^^ .........................      9,766,794              187,627
Nomura Asset Acceptance Corp., FRN,
  4.423%, 2034 ............................        683,416              679,809
Prudential Securities Secured Financing
  Corp., FRN, 7.4024%, 2013## .............        567,000              627,636
Residential Asset Mortgage Products, Inc.,
  3.49%, 2029 .............................         90,207               89,993
TIAA Retail Estate CDO Ltd.,
  7.17%, 2032## ...........................        456,577              475,280
                                                                   ------------
                                                                   $ 23,492,079
                                                                   ------------
AUTOMOTIVE -- 3.4%
Ford Motor Co., 7.45%, 2031 ...............    $   502,000         $    419,078
Ford Motor Credit Co., 5.7%, 2010 .........        916,000              844,864
Ford Motor Credit Co., 7.875%, 2010 .......      1,437,000            1,420,046
General Motors Acceptance Corp.,
  5.85%, 2009 .............................        696,000              652,438
General Motors Acceptance Corp.,
  7.25%, 2011 .............................        739,000              692,940
General Motors Corp., 8.375%, 2033 ........      3,438,000            2,870,730
Lear Corp., 8.11%, 2009 ...................        316,000              326,757
TRW Automotive, Inc., 9.375%, 2013 ........        498,000              551,535
                                                                   ------------
                                                                   $  7,778,388
                                                                   ------------
BANKS & CREDIT COMPANIES -- 11.4%
Abbey National Capital Trust I,
  8.963% to 2030, FRN to 2049 .............    $   700,000         $  1,020,939
Banco Mercantil del Norte S.A., FRN,
  5.875%, 2014## ..........................      1,000,000            1,016,250
Bank of America Corp., 7.4%, 2011 .........      1,230,000            1,407,709
Barclays Bank PLC, 8.55% to 2011,
  FRN to 2049## ...........................      1,682,000            2,023,572
BBVA Bancomer Capital Trust I,
  10.5%, 2011## ...........................        867,000              900,596
BNP Paribas, 5.18%, 2049## ................      1,147,000            1,159,636
Chuo Mitsui Trust & Banking Co., 5.506% to
  2015, FRN to 2049## .....................      1,114,000            1,094,423
Citigroup, Inc., 5%, 2014 .................        938,000              959,523
Citigroup, Inc., 6.625%, 2032 .............      1,275,000            1,522,043
HBOS Capital Funding LP,
  6.071% to 2014, FRN to 2049## ...........      1,205,000            1,300,724
Kazkommerts International B.V.,
  8.5%, 2013 ..............................        698,000              739,880
Mizuho Financial Group, Inc.,
  5.79%, 2014## ...........................        929,000              977,167
Natexis AMBS Co. LLC, 8.44% to 2008, FRN
  to 2049## ...............................      1,637,000            1,819,129
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049## ...........................        700,000              720,924
Popular North America, Inc.,
  4.25%, 2008 .............................        612,000              612,051
RBS Capital Trust II, 6.425% to 2034, FRN
  to 2049 .................................      1,042,000            1,155,852
Socgen Real Estate LLC,
  7.64% to 2007, FRN to 2049## ............      2,047,000            2,190,466
Turanalem Finance B.V., 8%, 2014## ........        635,000              641,350
UFJ Finance Aruba AEC, 6.75%, 2013 ........      1,028,000            1,146,428
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049## .............        851,000            1,021,802
Wachovia Corp., 4.875%, 2014 ..............        652,000              662,742
Wachovia Corp., 6.605%, 2025 ..............      1,270,000            1,496,221
Wells Fargo National Bank,
  4.75%, 2015 .............................        608,000              615,318
                                                                   ------------
                                                                   $ 26,204,745
                                                                   ------------
BROADCAST & CABLE TV -- 2.3%
Cox Communications, Inc.,
  4.625%, 2013 ............................    $   994,000         $    964,887
CSC Holdings, Inc., 7.875%, 2007 ..........        975,000            1,006,687
Rogers Cable, Inc., 5.5%, 2014 ............        364,000              343,070
TCI Communications Financing III,
  9.65%, 2027 .............................      2,081,000            2,358,068
TCI Communications, Inc., 9.8%, 2012 ......        439,000              559,153
                                                                   ------------
                                                                   $  5,231,865
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 1.9%
AMVESCAP PLC, 4.5%, 2009 ..................    $   684,000         $    686,436
Bear Stearns Cos., Inc., 4.55%, 2010 ......        907,000              912,810
Lehman Brothers Holdings, Inc.,
  8.25%, 2007 .............................      1,265,000            1,362,523
Morgan Stanley Dean Witter, Inc.,
  6.6%, 2012 ..............................      1,240,000            1,378,636
                                                                   ------------
                                                                   $  4,340,405
                                                                   ------------
BUILDING -- 0.9%
American Standard Cos., Inc.,
  7.375%, 2008 ............................    $ 1,150,000         $  1,224,445
CRH North America, Inc., 6.95%, 2012 ......        712,000              803,641
                                                                   ------------
                                                                   $  2,028,086
                                                                   ------------
BUSINESS SERVICES -- 0.1%
Xerox Corp., 7.625%, 2013 .................    $   320,000         $    344,400
                                                                   ------------

CHEMICALS -- 0.7%
BCP Crystal Holdings Corp.,
  9.625%, 2014 ............................    $   468,000         $    524,160
Dow Chemical Co., 5%, 2007 ................        589,000              598,221
Dow Chemical Co., 5.75%, 2008 .............        548,000              574,695
                                                                   ------------
                                                                   $  1,697,076
                                                                   ------------
CONGLOMERATES -- 0.6%
Kennametal, Inc., 7.2%, 2012 ..............    $   816,000         $    912,865
Tyco International Group S.A.,
  6.75%, 2011 .............................        411,000              456,252
                                                                   ------------
                                                                   $  1,369,117
                                                                   ------------
CONTAINERS -- 0.8%
Crown European Holdings S.A.,
  9.5%, 2011 ..............................    $   900,000         $    994,500
Owens-Brockway Glass Container, Inc.,
  8.25%, 2013 .............................        770,000              836,412
                                                                   ------------
                                                                   $  1,830,912
                                                                   ------------
DEFENSE ELECTRONICS -- 1.8%
BAE Systems Holdings, Inc.,
  6.4%, 2011## ............................    $ 1,059,000         $  1,153,552
Litton Industries, Inc., 8%, 2009 .........      1,300,000            1,478,616
Raytheon Co., 8.3%, 2010 ..................      1,228,000            1,423,119
                                                                   ------------
                                                                   $  4,055,287
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 1.1%
Export-Import Banks of Korea,
  5.25%, 2014## ...........................    $   596,000         $    617,055
Gazprom OAO, 9.625%, 2013## ...............        280,000              343,000
Gazprom OAO, 8.625%, 2034## ...............        260,000              325,975
Pemex Finance Ltd., 9.69%, 2009 ...........        362,950              399,699
Petroliam Nasional Berhad,
  7.875%, 2022 ............................        296,000              376,717
Petronas Capital Ltd.,
  7.875%, 2022## ..........................        430,000              547,257
                                                                   ------------
                                                                   $  2,609,703
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 0.8%
Federal Republic of Brazil, 8%, 2014 ......    $   407,419         $    417,095
Republic of Panama, 9.375%, 2023 ..........        101,000              124,735
Republic of Panama, 9.375%, 2029 ..........        331,000              409,612
Russian Federation, 3%, 2011 ..............        150,000              132,000
United Mexican States, 8.3%, 2031 .........        118,000              146,910
United Mexican States, 7.5%, 2033 .........        578,000              663,255
                                                                   ------------
                                                                   $  1,893,607
                                                                   ------------
ENERGY -- INDEPENDENT -- 2.3%
Anderson Exploration Ltd.,
  6.75%, 2011 .............................    $   675,000         $    738,474
Chesapeake Energy Corp.,
  7.5%, 2014 ..............................        250,000              271,250
EnCana Holdings Finance Corp.,
  5.8%, 2014 ..............................        454,000              486,584
Kerr-McGee Corp., 6.95%, 2024 .............      1,449,000            1,497,213
Ocean Energy, Inc., 7.625%, 2005 ..........        475,000              475,000
Ocean Energy, Inc., 7.25%, 2011 ...........        901,000            1,006,122
Pioneer Natural Resource Co.,
  6.5%, 2008 ..............................        420,000              435,109
Pioneer Natural Resource Co.,
  5.875%, 2016 ............................        490,000              494,144
                                                                   ------------
                                                                   $  5,403,896
                                                                   ------------
ENERGY -- INTEGRATED -- 0.3%
Amerada Hess Corp., 7.3%, 2031 ............    $   410,000         $    494,693
Siberian Oil Co., 10.75%, 2009 ............        224,000              250,611
                                                                   ------------
                                                                   $    745,304
                                                                   ------------
ENTERTAINMENT -- 1.2%
Time Warner, Inc., 9.125%, 2013 ...........    $ 1,216,000         $  1,536,602
Walt Disney Co., 6.75%, 2006 ..............        620,000              632,295
Walt Disney Co., 6.375%, 2012 .............        488,000              539,671
                                                                   ------------
                                                                   $  2,708,568
                                                                   ------------
FINANCIAL INSTITUTIONS -- 0.5%
Capital One Bank, 4.25%, 2008 .............    $   600,000         $    597,550
General Electric Capital Corp.,
  8.7%, 2007 ..............................          4,000                4,281
HSBC Finance Corp., 6.75%, 2011 ...........        550,000              610,472
                                                                   ------------
                                                                   $  1,212,303
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 0.4%
Burns, Philp & Co. Ltd., 9.75%, 2012 ......    $   866,000         $    930,950
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.6%
Georgia-Pacific Corp., 7.75%, 2029 ........    $   713,000         $    801,234
MeadWestvaco Corp., 6.8%, 2032 ............        524,000              622,251
                                                                   ------------
                                                                   $  1,423,485
                                                                   ------------
GAMING & LODGING -- 1.4%
Harrah's Operating Co., Inc.,
  7.125%, 2007 ............................    $   935,000         $    981,254
Harrah's Operating Co., Inc.,
  5.625%, 2015## ..........................        720,000              733,355
MGM Mirage, Inc., 8.5%, 2010 ..............        705,000              782,550
Royal Caribbean Cruises Ltd.,
  8%, 2010 ................................        705,000              780,788
                                                                   ------------
                                                                   $  3,277,947
                                                                   ------------
INSURANCE -- 1.3%
American International Group, Inc.,
  4.25%, 2013 .............................    $   970,000         $    940,780
Genworth Financial, Inc., 5.75%, 2014 .....        784,000              840,799
Prudential Insurance Co.,
  7.65%, 2007## ...........................      1,100,000            1,172,710
                                                                   ------------
                                                                   $  2,954,289
                                                                   ------------
INSURANCE -- PROPERTY & CASUALTY -- 0.7%
Fund American Cos., Inc.,
  5.875%, 2013 ............................    $   723,000         $    753,045
Willis Group North America, Inc.,
  5.625%, 2015 ............................        883,000              888,678
                                                                   ------------
                                                                   $  1,641,723
                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN -- 1.0%
Kingdom of Denmark, 6%, 2009 .............. DKK  4,137,000         $    771,282
Republic of Finland, 5.375%, 2013 ......... EUR    559,000              793,585
Republic of Ireland, 5%, 2013 ............. EUR    572,000              792,265
                                                                   ------------
                                                                   $  2,357,132
                                                                   ------------
MACHINERY & TOOLS -- 0.4%
Ingersoll Rand Co., 6.25%, 2006 ...........    $ 1,000,000         $  1,017,258
                                                                   ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.6%
HCA, Inc., 8.75%, 2010 ....................    $   838,000         $    952,395
HCA, Inc., 7.875%, 2011 ...................        415,000              456,620
                                                                   ------------
                                                                   $  1,409,015
                                                                   ------------
METALS & MINING -- 1.0%
Corporacion Nacional del Cobre de Chile,
  6.375%, 2012## ..........................    $   342,000         $    375,332
International Steel Group, Inc.,
  6.5%, 2014 ..............................        882,000              846,720
Phelps Dodge Corp., 8.75%, 2011 ...........        891,000            1,077,277
                                                                   ------------
                                                                   $  2,299,329
                                                                   ------------
MORTGAGE BACKED -- 7.5%
Fannie Mae, 6%, 2016 - 2022 ...............    $ 1,449,273         $  1,498,827
Fannie Mae, 5.5%, 2017 - 2035 .............      8,528,400            8,717,631
Fannie Mae, 4.5%, 2018 ....................      2,306,140            2,297,313
Fannie Mae, 7.5%, 2030 - 2031 .............        353,842              378,131
Fannie Mae, 6.5%, 2032 ....................      1,872,403            1,941,012
Fannie Mae TBA, 5%, 2035 ..................      1,794,000            1,794,000
Freddie Mac, 6%, 2034 .....................        599,899              615,537
Ginnie Mae, 7.5%, 2029 - 2031 .............         34,931               37,437
                                                                   ------------
                                                                   $ 17,279,888
                                                                   ------------
MUNICIPALS -- 1.0%
Corpus Christi, TX, Refunding General
  Improvement, 5%, 2015 ...................    $   630,000         $    699,722
Metropolitan Transportation Authority, NY,
  Rev. Refunding Transportation, "E",
  5.5%, 2015 ..............................        720,000              842,134
Pima County, AZ, 5%, 2015 .................        585,000              652,146
                                                                   ------------
                                                                   $  2,194,002
                                                                   ------------
NATURAL GAS -- PIPELINE -- 2.1%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 ............................    $ 1,383,000         $  1,642,770
Enterprise Products Operating LP,
  6.875%, 2033 ............................        981,000            1,106,164
Kinder Morgan Energy Partners LP,
  7.4%, 2031 ..............................        990,000            1,206,220
Kinder Morgan, Inc., 6.8%, 2008 ...........        600,000              633,838
Magellan Midstream Partners LP,
  5.65%, 2016 .............................        337,000              348,331
                                                                   ------------
                                                                   $  4,937,323
                                                                   ------------
OIL SERVICES -- 0.3%
Halliburton Co., 5.5%, 2010 ...............    $   565,000         $    592,532
                                                                   ------------

PHARMACEUTICALS -- 0.4%
Wyeth, 5.5%, 2013 .........................    $   864,000         $    909,318
                                                                   ------------

POLLUTION CONTROL -- 0.3%
Waste Management, Inc., 7.1%, 2026 ........    $   512,000         $    594,456
                                                                   ------------

PRECIOUS METALS & MINERALS -- 0.2%
Freeport-McMoRan Copper & Gold, Inc.,
  6.875%, 2014 ............................    $   355,000         $    346,125
                                                                   ------------

PRINTING & PUBLISHING -- 0.3%
Dex Media West LLC, 9.875%, 2013 ..........    $   659,000         $    751,260
                                                                   ------------

RAILROAD & SHIPPING -- 0.7%
CSX Corp., 6.3%, 2012 .....................    $   826,000         $    904,762
TFM S.A. de C.V., 9.375%, 2012## ..........        568,000              590,720
                                                                   ------------

                                                                   $  1,495,482
                                                                   ------------
REAL ESTATE -- 2.5%
EOP Operating LP, 8.375%, 2006 ............    $   978,000         $  1,006,919
EOP Operating LP, 6.8%, 2009 ..............      1,137,000            1,218,602
HRPT Properties Trust, 6.25%, 2016 ........        556,000              601,992
Simon Property Group LP,
  6.375%, 2007 ............................      1,200,000            1,252,794
Simon Property Group LP,
  6.35%, 2012 .............................        629,000              685,997
Vornado Realty Trust, 5.625%, 2007 ........        975,000              993,782
                                                                   ------------

                                                                   $  5,760,086
                                                                   ------------
RESTAURANTS -- 0.5%
YUM! Brands, Inc., 8.875%, 2011 ...........    $ 1,011,000         $  1,224,950
                                                                   ------------

RETAILERS -- 1.1%
Couche-Tard, Inc., 7.5%, 2013 .............    $   700,000         $    735,000
Dollar General Corp., 8.625%, 2010 ........        725,000              826,500
Limited Brands, Inc., 5.25%, 2014 .........        969,000              936,369
                                                                   ------------

                                                                   $  2,497,869
                                                                   ------------
SUPERMARKETS -- 0.4%
Kroger Co., 7.8%, 2007 ....................    $   845,000         $    902,759
                                                                   ------------

SUPRANATIONAL -- 0.2%
Corporacion Andina de Fomento,
  6.875%, 2012 ............................    $   481,000         $    538,555
                                                                   ------------

TELECOMMUNICATIONS -- WIRELESS -- 1.6%
America Movil S.A. De C.V.,
  6.375%, 2035 ............................    $   569,000         $    555,258
American Tower Escrow Corp.,
  0%, 2008 ................................      1,070,000              821,225
AT&T Wireless Services, Inc.,
  8.75%, 2031 .............................        454,000              636,344
Mobile TeleSystems OJSC,
  9.75%, 2008## ...........................        559,000              600,925
Nextel Communications, Inc.,
  5.95%, 2014 .............................        530,000              550,537
Rogers Wireless, Inc., 7.25%, 2012 ........        535,000              577,800
                                                                   ------------
                                                                   $  3,742,089
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 5.4%
BellSouth Corp., 6.55%, 2034 ..............    $   813,000         $    925,679
Citizens Communications Co.,
  9.25%, 2011 .............................        670,000              747,887
Citizens Communications Co.,
  9%, 2031 ................................        488,000              500,200
Deutsche Telekom International Finance
  B.V., 8.5%, 2010 ........................      1,888,000            2,188,069
Deutsche Telekom International Finance
  B.V., 8.75%, 2030 .......................        712,000              964,033
SBC Communications, Inc.,
  5.1%, 2014 ..............................        961,000              982,586
Telecom Italia Capital, 6%, 2034## ........        979,000              999,484
Telecom Italia S.p.A., 5.625%, 2007 ....... EUR    557,000              706,580
Telecomunicaciones de Puerto Rico, Inc.,
  6.65%, 2006 .............................    $   572,000              583,596
Telecomunicaciones de Puerto Rico, Inc.,
  6.8%, 2009 ..............................        375,000              401,483
TELUS Corp., 8%, 2011 .....................        805,000              941,449
Verizon New York, Inc., 6.875%, 2012 ......        635,000              701,785
Verizon New York, Inc., 7.375%, 2032 ......      1,423,000            1,671,338
                                                                   ------------
                                                                   $ 12,314,169
                                                                   ------------
TOBACCO -- 1.0%
Altria Group, Inc., 7%, 2013 ..............    $   826,000         $    924,376
R. J. Reynolds Tobacco Holdings, Inc.,
  7.25%, 2012 .............................      1,271,000            1,293,242
                                                                   ------------
                                                                   $  2,217,618
                                                                   ------------
TRANSPORTATION -- SERVICES -- 0.6%
FedEx Corp., 9.65%, 2012 ..................    $ 1,052,000         $  1,352,449
                                                                   ------------

U.S. GOVERNMENT AGENCIES -- 6.8%
Fannie Mae, 3.25%, 2006 ...................    $   675,000         $    671,196
Fannie Mae, 6%, 2008 ......................      3,229,000            3,413,198
Fannie Mae, 6.125%, 2012 ..................      1,934,000            2,162,844
Fannie Mae, 5.25%, 2012 ...................        406,000              427,943
Small Business Administration,
  4.93%, 2024 .............................      1,800,750            1,839,246
Small Business Administration,
  4.34%, 2024 .............................      1,252,008            1,240,870
Small Business Administration,
  4.99%, 2024 .............................        786,053              804,581
Small Business Administration,
  4.86%, 2025 .............................        700,000              711,616
Small Business Administration,
  4.625%, 2025 ............................      1,200,000            1,205,083
Small Business Administration,
  5.11%, 2025 .............................      1,746,000            1,796,685
Small Business Administration,
  4.57%, 2025 .............................      1,399,000            1,399,189
                                                                   ------------
                                                                   $ 15,672,451
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 5.4%
U.S. Treasury Bonds, 9.875%, 2015 .........    $   307,000         $    458,845
U.S. Treasury Bonds, 5.375%, 2031 .........      1,065,000            1,256,700
U.S. Treasury Notes, 4.375%, 2007 .........      6,365,000            6,449,782
U.S. Treasury Notes, 3%, 2012 .............      1,846,011            2,027,583
U.S. Treasury Notes, 2%, 2014 .............      1,176,651            1,212,456
U.S. Treasury Notes, 4.125%, 2015 .........      1,100,000            1,116,070
                                                                   ------------
                                                                   $ 12,521,436
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 6.6%
Beaver Valley Funding Corp.,
  9%, 2017 ................................    $ 2,022,000         $  2,399,265
DPL, Inc., 6.875%, 2011 ...................        853,000              921,240
DTE Energy Co., 7.05%, 2011 ...............      1,490,000            1,668,256
Duke Capital Corp., 8%, 2019 ..............        942,000            1,165,860
Enersis S.A., 7.375%, 2014 ................        686,000              740,433
Exelon Generation Co. LLC,
  6.95%, 2011 .............................      1,321,000            1,481,911
FirstEnergy Corp., 6.45%, 2011 ............        679,000              741,893
NiSource Finance Corp.,
  7.875%, 2010 ............................        505,000              580,280
Northeast Utilities, 8.58%, 2006 ..........        315,817              321,780
NorthWestern Corp., 5.875%, 2014## ........         35,000               35,875
NRG Energy, Inc., 8%, 2013## ..............        650,000              685,750
PSEG Power LLC, 7.75%, 2011 ...............        421,000              485,378
PSEG Power LLC, 8.625%, 2031 ..............        286,000              394,856
Reliant Energy, Inc., 8.125%, 2005 ........        916,000              916,957
System Energy Resources, Inc.,
  5.129%, 2014## ..........................        823,389              820,063
TXU Corp., 6.5%, 2024## ...................        900,000              881,588
W3A Funding Corp., 8.09%, 2017 ............        870,331              968,783
                                                                   ------------
                                                                   $ 15,210,168
                                                                   ------------
    Total Bonds (Identified Cost, $214,317,411) ..........         $221,037,983
                                                                   ------------

SHORT-TERM OBLIGATION -- 3.9%
Edison Asset Securitization LLC, 3.4%, due
  7/01/05, at Amortized Cost<@ ............    $ 9,005,000         $  9,005,000
                                                                   ------------
    Total Investments (Identified Cost, $223,322,411) ....         $230,042,983
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- 0.1% ...............................              140,367
                                                                   ------------
    Net Assets -- 100.0% .................................         $230,183,350
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

EMERGING MARKETS EQUITY SERIES

STOCKS -- 94.8%

Issuer                                             Shares              Value
ALCOHOLIC BEVERAGES -- 0.9%
Companhia de Bebidas das Americas, ADR^ ...          4,470         $    113,806
Grupo Modelo S.A. de C.V ..................        164,340              512,514
                                                                   ------------
                                                                   $    626,320
                                                                   ------------
AUTOMOTIVE -- 1.6%
Hyundai Motor Co. Ltd. ....................         13,880         $    766,671
PT Astra International Tbk ................        256,500              333,765
                                                                   ------------
                                                                   $  1,100,436
                                                                   ------------
BANKS & CREDIT COMPANIES -- 21.2%
Absa Group Ltd. ...........................         61,520         $    760,460
African Bank Investments Ltd. .............        128,900              361,248
Akbank T.A.S ..............................        124,030              712,141
Bancolombia S.A., ADR .....................         24,770              396,072
Bangkok Bank Public Co. Ltd. ..............        133,920              348,579
Bank Hapoalim B.M .........................         77,330              242,183
Bank Leumi le-Israel B.M ..................        223,120              571,752
Chinatrust Financial Holding Co. Ltd. .....        410,714              447,344
FirstRand Ltd. ............................        254,895              529,845
Fubon Financial Holding Co. Ltd. ..........        415,000              403,536
Grupo Financiero Banorte S.A. de C.V ......        100,700              663,607
Grupo Financiero Inbursa S.A. de C.V ......        275,700              596,233
Hana Bank .................................         20,020              534,131
ICICI Bank Ltd., ADR ......................         16,900              369,265
Kookmin Bank ..............................         25,990            1,182,049
Mega Financial Holding Co. Ltd.* ..........        631,000              414,240
Nedcor Ltd. ...............................         46,760              521,315
OTP Bank Ltd., GDR ........................         13,890              926,477
PT Bank Central Asia Tbk ..................      1,569,000              578,730
PT Bank Danamon Tbk .......................      1,156,500              598,394
Shinhan Financial Group Co. Ltd. ..........         25,610              662,483
Standard Bank Group Ltd. ..................         90,897              880,703
Taishin Financial Holdings Co. Ltd. .......        586,000              490,123
Turkiye Is Bankasi A.S., "C" ..............        119,000              692,144
Unibanco -- Uniao de Bancos Brasileiros
  S.A., ADR ...............................         18,750              724,125
                                                                   ------------
                                                                   $ 14,607,179
                                                                   ------------
BROADCAST & CABLE TV -- 0.9%
Grupo Televisa S.A., ADR ..................          9,850         $    611,587
                                                                   ------------

CHEMICALS -- 2.5%
Formosa Chemicals & Fibre Corp. ...........        138,800         $    268,617
Sasol Ltd. ................................         53,040            1,437,187
                                                                   ------------
                                                                   $  1,705,804
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.1%
Acer, Inc.* ...............................        141,432         $    277,821
High Tech Computer Corp. ..................         55,400              467,005
                                                                   ------------
                                                                   $    744,826
                                                                   ------------
CONGLOMERATES -- 0.3%
Koor Industries Ltd.* .....................          3,880         $    213,850
                                                                   ------------

CONSTRUCTION -- 4.5%
CEMEX S.A. de C.V., ADR ...................         32,005         $  1,357,652
Corporacion GEO S.A. de C.V.* .............        138,910              350,563
Gujarat Ambuja Cements Ltd. ...............        216,075              293,236
Siam Cement Public Co. Ltd. ...............         74,790              437,324
Urbi Desarrollos Urbanos S.A. de C.V.* ....        116,040              637,068
                                                                   ------------
                                                                   $  3,075,843
                                                                   ------------
CONSUMER GOODS & SERVICES -- 0.9%
Kimberly-Clark de Mexico S.A. de C.V., "A"         177,540         $    607,894
                                                                   ------------

ELECTRONICS -- 11.3%
AU Optronics Corp. ........................        263,300         $    437,494
MediaTek, Inc.* ...........................         46,214              397,804
Samsung Electronics Co. Ltd. ..............          9,630            4,562,622
Taiwan Semiconductor Manufacturing Co. Ltd.      1,036,347            1,790,752
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ...............................         66,191              603,662
                                                                   ------------
                                                                   $  7,792,334
                                                                   ------------
ENERGY -- INDEPENDENT -- 3.8%
CNOOC Ltd. ................................      1,371,000         $    810,303
Oil & Natural Gas Corp. Ltd. ..............         20,900              490,711
PTT Public Co. ............................        106,270              560,737
Reliance Industries Ltd. ..................         52,030              768,213
                                                                   ------------
                                                                   $  2,629,964
                                                                   ------------
ENERGY -- INTEGRATED -- 6.3%
LUKOIL, ADR ...............................         46,880         $  1,725,653
PetroChina Co. Ltd. .......................      1,468,000            1,080,900
Petroleo Brasileiro S.A., ADR .............         29,080            1,515,940
                                                                   ------------
                                                                   $  4,322,493
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.2%
Aracruz Celulose S.A., ADR^ ...............         12,070         $    419,433
Votorantim Celulose e Papel S.A., ADR^ ....         33,625              406,863
                                                                   ------------
                                                                   $    826,296
                                                                   ------------
FURNITURE & APPLIANCES -- 0.8%
LG Electronics, Inc. ......................          8,990         $    566,563
                                                                   ------------

GAMING & LODGING -- 0.7%
Genting Berhad ............................         98,400         $    489,411
                                                                   ------------

GENERAL MERCHANDISE -- 0.7%
Shinsegae Co. Ltd. ........................          1,500         $    472,322
                                                                   ------------

INSURANCE -- 2.2%
Liberty Group Ltd. ........................         47,696         $    424,600
Samsung Fire & Marine Insurance Co. Ltd. ..          7,480              604,646
Sanlam Ltd. ...............................        293,570              516,525
                                                                   ------------
                                                                   $  1,545,771
                                                                   ------------
MACHINERY & TOOLS -- 0.9%
Hyundai Mobis .............................          9,330         $    624,333
                                                                   ------------

METALS & MINING -- 8.5%
Aluminum Corp. of China Ltd. ..............        864,000         $    477,192
China Steel Corp. .........................        781,895              787,627
Companhia Siderurgica Nacional S.A., ADR^ ..        16,180              261,307
Companhia Vale do Rio Doce, ADR ...........         72,250            2,115,480
Gerdau S.A., ADR^ .........................         28,400              276,332
Mining and Metallurgical Co. Norilsk
  Nickel, ADR^ ............................         11,740              716,140
POSCO, ADR ................................         27,520            1,210,054
                                                                   ------------
                                                                   $  5,844,132
                                                                   ------------
OIL SERVICES -- 1.3%
Tenaris S.A., ADR .........................         11,220         $    878,189
                                                                   ------------

PERSONAL COMPUTERS & PERIPHERALS -- 0.8%
Benq Corp. ................................          8,500         $      8,192
Hon Hai Precision Industry Co. Ltd. .......        100,359              519,443
                                                                   ------------
                                                                   $    527,635
                                                                   ------------

PHARMACEUTICALS -- 3.0%
Teva Pharmaceutical Industries Ltd., ADR ..         65,580         $  2,042,161
                                                                   ------------

PRECIOUS METALS & MINERALS -- 1.3%
Anglo American Platinum Corp. Ltd. ........          8,000         $    357,287
Impala Platinum Holdings Ltd. .............          6,240              558,303
                                                                   ------------
                                                                   $    915,590
                                                                   ------------
RAILROAD & SHIPPING -- 0.4%
Wan Hai Lines Ltd. ........................        275,350         $    272,768
                                                                   ------------

REAL ESTATE -- 0.5%
Consorcio ARA S.A. de C.V .................        108,300         $    373,934
                                                                   ------------

SPECIALTY CHEMICALS -- 2.0%
Formosa Plastics Corp. ....................        192,000         $    312,868
IOI Corp. .................................         92,000              254,211
LG Chemical Ltd. ..........................          7,470              271,566
Nan Ya Plastics Corp. .....................        363,000              533,549
                                                                   ------------
                                                                   $  1,372,194
                                                                   ------------
SPECIALTY STORES -- 1.2%
Grupo Elektra S.A. de C.V .................         61,990         $    460,293
Organizacion Soriana S.A. de C.V ..........         94,600              393,362
                                                                   ------------
                                                                   $    853,655
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 5.8%
Advanced Info Service PLC .................        175,560         $    416,432
Celular CRT Participacoes S.A.* ...........              1                    4
China Mobile Ltd. .........................        380,500            1,406,854
Mobile TeleSystems OJSC, ADR ..............         18,030              606,710
MTN Group Ltd. ............................        144,770              960,071
SK Telecom Co. Ltd. .......................          3,430              603,441
                                                                   ------------
                                                                   $  3,993,512
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 1.0%
PT Telekomunikasi Indonesia Tbk ...........      1,348,500         $    690,830
                                                                   ------------

TELEPHONE SERVICES -- 4.9%
China Netcom Group Corp. Ltd. .............        395,500         $    573,988
China Telecom Corp. Ltd. ..................      1,424,000              504,138
Golden Telecom, Inc. ^ ....................         24,660              756,569
Tele Norte Leste Participacoes, ADR^ ......         27,790              462,704
Telefonos de Mexico S.A. de C.V., ADR^ ....         55,880            1,055,573
                                                                   ------------
                                                                   $  3,352,972
                                                                   ------------
TOBACCO -- 1.9%
British American Tobacco PLC ..............         19,600         $    215,342
ITC Ltd. ..................................         11,200              424,917
KT&G Corp. ................................         16,790              657,318
                                                                   ------------
                                                                   $  1,297,577
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 0.4%
YTL Power International Berhad ............        504,622         $    265,591
                                                                   ------------
    Total Stocks (Identified Cost, $50,751,124) ..........         $ 65,243,966
                                                                   ------------
PREFERRED STOCKS -- 2.1%
ALCOHOLIC BEVERAGES -- 1.0%
Companhia de Bebidas das Americas, ADR^ ...         22,350         $    690,615
                                                                   ------------

BANKS & CREDIT COMPANIES -- 0.6%
Banco Bradesco S.A ........................         11,900         $    422,153
                                                                   ------------

UTILITIES -- ELECTRIC POWER -- 0.5%
AES Tiete S.A .............................     20,717,000         $    370,735
                                                                   ------------
    Total Preferred Stocks
      (Identified Cost, $1,192,496) ......................         $  1,483,503
                                                                   ------------

MUTUAL FUNDS -- 2.0%
iShares, Inc. .............................         55,300         $    669,130
MSCI Taiwan Index Fund^### ................         50,303              681,103
                                                                   ------------
    Total Mutual Funds (Identified Cost, $1,344,885) .....         $  1,350,233
                                                                   ------------

SHORT-TERM OBLIGATION -- 0.4%

Issuer                                         Par Amount             Value
General Electric Capital Corp.,
  3.4%, due 7/01/05, at Amortized Cost< ...    $   272,000         $    272,000

COLLATERAL FOR SECURITIES LOANED -- 6.8%

Issuer                                            Shares              Value
Navigator Securities Lending Prime Portfolio,
  at Cost and Net Asset Value .............      4,652,388         $  4,652,388
                                                                   ------------
    Total Investments (Identified Cost, $58,212,893) .....         $ 73,002,090
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (6.1)% .............................           (4,216,071)
                                                                   ------------
    Net Assets -- 100.0% .................................         $ 68,786,019
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

GLOBAL GOVERNMENTS SERIES

BONDS -- 92.4%

Issuer                                         Par Amount             Value
FOREIGN BONDS -- 73.1%
AUSTRALIA -- 1.4%
Commonwealth of Australia,
  6%, 2017 ................................ AUD    1,073,000       $    876,385
                                                                   ------------

AUSTRIA -- 2.5%
Republic of Austria, 5%, 2012 ............. EUR    1,105,000       $  1,516,891
                                                                   ------------

BELGIUM -- 3.1%
Kingdom of Belgium, 3.75%, 2009 ........... EUR      867,000       $  1,101,123
Kingdom of Belgium, 5%, 2012 .............. EUR      570,000            784,615
                                                                   ------------
                                                                   $  1,885,738
                                                                   ------------
CANADA -- 4.3%
Canada Housing Trust, 4.65%, 2009 ......... CAD      755,000       $    647,554
Government of Canada,
  5.25%, 2012 ............................. CAD      377,000            337,500
Government of Canada,
  4.5%, 2015 .............................. CAD      557,000            477,328
Quebec Province, 1.6%, 2013 ............... JPY  124,000,000        1,174,762
                                                                 ------------
                                                                 $  2,637,144
                                                                 ------------
DENMARK -- 1.0%
Kingdom of Denmark, 4%, 2015 .............. DKK    3,504,000       $    613,148
                                                                   ------------

FINLAND -- 4.9%
Republic of Finland, 3%, 2008 ............. EUR    2,199,000       $  2,721,599
Republic of Finland, 5.375%, 2013 ......... EUR      170,000            241,340
                                                                   ------------

                                                                   $  2,962,939
                                                                   ------------
FRANCE -- 7.2%
Republic of France, 4.75%, 2007 ........... EUR    2,014,000       $  2,564,231
Republic of France, 4.75%, 2012 ........... EUR      666,000            905,092
Republic of France, 6%, 2025 .............. EUR      578,000            941,349
                                                                   ------------

                                                                   $  4,410,672
                                                                   ------------
GERMANY -- 13.4%
Federal Republic of Germany,
  3.5%, 2008 .............................. EUR    2,239,000       $  2,815,590
Federal Republic of Germany,
  3.75%, 2015 ............................. EUR      428,000            545,216
Federal Republic of Germany,
  6.25%, 2024 ............................. EUR    1,513,000          2,497,460
Federal Republic of Germany,
  6.25%, 2030 ............................. EUR    1,329,000          2,281,634
                                                                   ------------
                                                                   $  8,139,900
                                                                   ------------
IRELAND -- 5.4%
Republic of Ireland, 4.25%, 2007 .......... EUR    2,359,000       $  2,989,589
Republic of Ireland, 4.6%, 2016 ........... EUR      234,000            319,871
                                                                   ------------
                                                                   $  3,309,460
                                                                   ------------
JAPAN -- 0.9%
Development Bank of Japan,
  1.4%, 2012 .............................. JPY    28,000,000      $    264,341
Development Bank of Japan,
  1.6%, 2014 .............................. JPY    30,000,000           284,375
                                                                   ------------
                                                                   $    548,716
                                                                   ------------
MEXICO -- 0.6%
United Mexican States,
  8.125%, 2019 ............................        $ 275,000       $    337,563
                                                                   ------------

FOREIGN BONDS -- continued
NETHERLANDS -- 3.8%
Kingdom of Netherlands,
  5.75%, 2007 ............................. EUR    1,687,000       $  2,160,656
Kingdom of Netherlands, 5%, 2012 .......... EUR      118,354            162,661
                                                                   ------------
                                                                   $  2,323,317
                                                                   ------------
NEW ZEALAND -- 5.0%
Government of New Zealand,
  6.5%, 2013 .............................. NZD    3,462,000       $  2,522,462
Government of New Zealand,
  6%, 2015 ................................ NZD      728,000            516,818
                                                                   ------------
                                                                   $  3,039,280
                                                                   ------------
NORWAY -- 1.0%
Kingdom of Norway, 6.5%, 2013 ............. NOK    3,121,000       $    580,837
                                                                   ------------

QATAR -- 0.7%
State of Qatar, 9.75%, 2030 ...............        $ 275,000       $    426,938
                                                                   ------------

RUSSIA -- 1.0%
Russian Federation, 3%, 2008 ..............        $ 363,000       $    342,490
Russian Federation, 5%, 2030 ..............          232,000            259,005
                                                                   ------------
                                                                   $    601,495
                                                                 ------------
SPAIN -- 7.7%
Kingdom of Spain, 6%, 2008 ................ EUR    2,106,000       $  2,789,553
Kingdom of Spain, 5.35%, 2011 ............. EUR    1,377,000          1,916,626
                                                                   ------------
                                                                   $  4,706,179
                                                                   ------------
SWEDEN -- 2.0%
Kingdom of Sweden, 5.25%, 2011 ............ SEK    4,290,000       $    628,366
Kingdom of Sweden, 4%, 2020 ............... SEK    3,555,203            605,885
                                                                   ------------
                                                                   $  1,234,251
                                                                   ------------
UNITED KINGDOM -- 7.2%
United Kingdom Treasury,
  5.75%, 2009 ............................. GBP      324,000       $    620,149
United Kingdom Treasury, 8%, 2015 ......... GBP    1,595,000          3,783,337
                                                                   ------------
                                                                   $  4,403,486
                                                                   ------------
    Total Foreign Bonds ...................................        $ 44,554,339
                                                                   ------------
U.S. BONDS -- 19.3%
ASSET BACKED & SECURITIZED -- 4.4%
Commercial Mortgage Asset Trust, FRN,
  1.0939%, 2032^^ .........................    $   9,097,992       $    419,951
Commercial Mortgage Pass-Through
  Certificate, FRN, 3.41%, 2017 ...........          331,000            330,926
Deutsche Mortgage & Asset Receiving
  Corp., FRN, 6.538%, 2031 ................          288,471            302,400
First Union National Bank Commercial
  Mortgage Trust, FRN,
  1.207%, 2043^^ ..........................        9,452,865            418,718
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3839%, 2041 ....          309,615            325,120
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 3.42%, 2046 ......          284,963            285,181
Wachovia Bank Commerical Mortgage
  Trust, FRN, 3.46%, 2015 .................          455,985            456,623
Wachovia Bank Commercial Mortgage
  Trust, FRN, 3.51%, 2015 .................          120,695            120,764
                                                                   ------------
                                                                   $  2,659,683
                                                                   ------------
MORTGAGE BACKED -- 2.1%
Fannie Mae, 5.5%, 2034 ....................    $   1,257,001       $  1,275,349
                                                                   ------------

MUNICIPALS -- 2.1%
Honolulu, HI, City & County Rev., "A",
  5%, 2015 ................................    $     475,000       $    531,634
Massachusetts State Water Resources
  Authority, "A", 5.25%, 2015 .............          450,000            513,463
New York, NY, City Municipal Water
  Finance Authority, Water & Sewer
  Systems Rev., "D", 5%, 2037 .............          225,000            239,312
                                                                   ------------
                                                                   $  1,284,409
                                                                   ------------
SUPRANATIONAL -- 2.1%
Inter-American Development Bank,
  1.9%, 2009 .............................. JPY  130,000,000       $  1,253,605
                                                                   ------------

U.S. GOVERNMENT AGENCIES -- 3.1%
Fannie Mae, 4.25%, 2007 ...................    $   1,903,000       $  1,909,147
                                                                   ------------

U.S. TREASURY OBLIGATIONS -- 5.5%
U.S. Treasury Bonds, 6.25%, 2030 ..........    $     947,000       $  1,233,504
U.S. Treasury Notes, 4.25%, 2013 ..........          208,000            213,517
U.S. Treasury Notes, 2%, 2014 .............        1,355,134          1,395,841
U.S. Treasury Notes, 4%, 2015### ..........          521,000            522,852
                                                                   ------------
                                                                   $  3,365,714
                                                                   ------------
    Total U.S. Bonds .......................................       $ 11,747,907
                                                                   ------------
    Total Bonds (Identified Cost, $55,510,910)   ...........       $ 56,302,246
                                                                   ------------

CALL OPTIONS PURCHASED -- 0.1%

                                                Number
Issue/Expiration Date/Strike Price           of Contracts           Value
KRW - August 2005 @ $1,025 (Premiums
  Paid, $7,670) ...........................  1,304,825,000         $     18,268
                                                                   ------------

PUT OPTIONS PURCHASED -- 0.0%
U.S. Treasury Note Future -
  August 2005 @ $113 ......................             14         $      9,844
U.S. Treasury Note Future -
  August 2005 @ $112 ......................             11                4,297
                                                                   ------------
    Total Put Options Purchased
      (Premiums Paid, $29,247) ...........................         $     14,141
                                                                   ------------

REPURCHASE AGREEMENTS -- 9.0%

Issuer                                          Par Amount            Value
Goldman Sachs, 3.25%, dated
  6/30/05, due 7/01/05, total to be
  received $2,732,247 (secured by
  various U.S. Treasury and Federal
  Agency obligations in a jointly
  traded account) .........................    $ 2,732,000         $  2,732,000
Morgan Stanley, 3.35%, dated
  6/30/05, due 7/01/05, total to be
  received $2,741,255 (secured by
  various U.S. Treasury and Federal
  Agency obligations in a jointly
  traded account) .........................      2,741,000            2,741,000
                                                                   ------------
    Total Repurchase Agreements, at Cost .................         $  5,473,000
                                                                   ------------
    Total Investments (Identified Cost, $61,020,827) .....         $ 61,807,655
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (1.5)% .............................             (869,059)
                                                                   ------------
    Net Assets -- 100.0% .................................         $ 60,938,596
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

GLOBAL TOTAL RETURN SERIES

STOCKS -- 61.0%

Issuer                                           Shares               Value
AEROSPACE -- 1.4%
Lockheed Martin Corp. .....................           17,950       $  1,164,417
Northrop Grumman Corp. ....................           14,280            788,970
United Technologies Corp. .................           12,200            626,470
                                                                   ------------
                                                                   $  2,579,857
                                                                   ------------
AIRLINES -- 0.2%
easyJet Airline Co. Ltd.* .................           90,100       $    393,241
                                                                   ------------

ALCOHOLIC BEVERAGES -- 0.4%
Diageo PLC ................................           54,528       $    801,164
                                                                   ------------

APPAREL MANUFACTURERS -- 0.3%
Sanyo Shokai Ltd.^ ........................          108,000       $    557,308
                                                                   ------------

AUTOMOTIVE -- 2.3%
Autoliv, Inc.^ ............................            9,000       $    390,266
Bayerische Motoren Werke AG ...............           17,510            795,860
Compagnie Generale des Etablissements
  Michelin ................................            7,000            424,466
PSA Peugeot Citroen S.A.^ .................           13,100            772,696
Renault S.A.^ .............................            7,800            684,753
Toyota Motor Corp. ........................           28,800          1,029,855
                                                                   ------------
                                                                   $  4,097,896
                                                                   ------------
BANKS & CREDIT COMPANIES -- 8.9%
Aiful Corp. ...............................            9,150       $    679,557
American Express Co. ......................           12,200            649,406
Bank of America Corp. .....................           46,658          2,128,071
BNP Paribas^ ..............................           10,800            737,623
Citigroup, Inc. ...........................           40,393          1,867,368
Credit Agricole S.A.^ .....................           39,600            999,526
Fannie Mae ................................           22,430          1,309,912
Freddie Mac ...............................            5,300            345,719
Grupo Financiero Inbursa S.A. de C.V ......          104,800            226,642
Hana Bank .................................           17,700            472,234
Irish Life & Permanent PLC ................           23,340            408,282
MBNA Corp. ................................           13,600            355,776
Nordea Bank AB ............................           80,300            727,770
PNC Financial Services Group, Inc. ........           13,900            756,994
Royal Bank of Scotland Group PLC ..........           34,731          1,045,771
SunTrust Banks, Inc. ......................           18,260          1,319,102
Takefuji Corp. ............................           22,500          1,521,778
Wells Fargo & Co. .........................            8,800            541,904
                                                                   ------------
                                                                   $ 16,093,435
                                                                   ------------
BROADCAST & CABLE TV -- 1.3%
PagesJaunes S.A.^ .........................           34,400       $    801,583
Premiere AG* ..............................            8,290            286,623
Tokyo Broadcasting System, Inc. ...........           32,800            540,620
Viacom, Inc., "B" .........................           23,696            758,746
                                                                   ------------
                                                                   $  2,387,572
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 2.0%
Franklin Resources, Inc. ..................            5,000       $    384,900
Goldman Sachs Group, Inc. .................           17,370          1,772,087
Lehman Brothers Holdings, Inc. ............            3,800            377,264
Mellon Financial Corp. ....................           20,460            586,997
Merrill Lynch & Co., Inc. .................            8,380            460,984
                                                                   ------------
                                                                   $  3,582,232
                                                                   ------------
BUSINESS SERVICES -- 0.5%
Accenture Ltd., "A"* ......................           39,740       $    900,906
                                                                   ------------

CHEMICALS -- 1.9%
Dow Chemical Co. ..........................           12,320       $    548,610
E.I. du Pont de Nemours & Co. .............            9,000            387,090
Nalco Holding Co.* ........................           15,700            308,191
PPG Industries, Inc. ......................           13,250            831,570
Syngenta AG ...............................           12,400          1,268,353
                                                                   ------------
                                                                   $  3,343,814
                                                                   ------------
CONSTRUCTION -- 1.7%
Geberit AG ................................              850       $    542,383
Italcementi S.p.A .........................           63,400            695,458
Italcementi S.p.A. -- Ordinary^ ...........           16,700            259,628
Masco Corp. ...............................           26,500            841,640
Sekisui Chemical Co. Ltd. .................          114,000            782,089
                                                                   ------------
                                                                   $  3,121,198
                                                                   ------------
CONSUMER GOODS & SERVICES -- 0.4%
Kimberly-Clark Corp. ......................            8,370       $    523,878
Unicharm Corp. ............................            5,600            225,232
                                                                   ------------
                                                                   $    749,110
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
Cooper Industries Ltd., "A" ...............            5,500       $    351,450
Emerson Electric Co. ......................            6,100            382,043
                                                                   ------------
                                                                   $    733,493
                                                                   ------------
ELECTRONICS -- 1.1%
CANON, Inc. ...............................            8,500       $    445,304
Ricoh Co. .................................           29,000            450,704
Royal Philips Electronics N.V .............           11,000            276,323
Samsung Electronics Co. Ltd. ..............            1,830            867,040
                                                                   ------------
                                                                   $  2,039,371
                                                                   ------------
ENERGY -- INDEPENDENT -- 2.2%
Cairn Energy PLC* .........................           12,200       $    293,384
CNOOC Ltd. ................................        1,382,000            816,804
Devon Energy Corp. ........................            7,800            395,304
EnCana Corp. ..............................           30,200          1,189,250
EOG Resources, Inc. .......................            6,400            363,520
Unocal Corp. ..............................           14,250            926,963
                                                                   ------------
                                                                   $  3,985,225
                                                                   ------------
ENERGY -- INTEGRATED -- 4.7%
BP PLC ....................................           29,300       $    304,648
BP PLC, ADR ...............................           26,952          1,681,266
ConocoPhillips ............................           27,320          1,570,627
Exxon Mobil Corp. .........................           11,170            641,940
Repsol YPF S.A ............................           24,800            630,612
Statoil ASA ...............................           57,200          1,161,059
TOTAL S.A., ADR^ ..........................           22,000          2,570,700
                                                                   ------------
                                                                   $  8,560,852
                                                                   ------------
FOOD & DRUG STORES -- 0.9%
Carrefour S.A .............................           12,400       $    597,755
Lawson, Inc.^ .............................           12,900            449,608
William Morrison Supermarkets PLC .........          168,900            560,283
                                                                   ------------
                                                                   $  1,607,646
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 3.1%
Archer Daniels Midland Co. ................           31,880       $    681,594
H.J. Heinz Co. ............................           10,240            362,701
Kellogg Co. ...............................           15,140            672,822
Nestle S.A ................................            8,107          2,069,014
Sara Lee Corp. ............................           22,690            449,489
Unilever PLC ..............................          140,900          1,354,069
                                                                   ------------
                                                                   $  5,589,689
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.3%
International Paper Co. ...................           20,970       $    633,504
                                                                   ------------

INSURANCE -- 3.7%
AFLAC, Inc. ...............................           10,500       $    454,440
Allstate Corp. ............................           29,570          1,766,808
Aviva PLC .................................           45,600            506,207
Benfield Group PLC ........................           80,500            381,451
Chubb Corp. ...............................            3,600            308,196
Hartford Financial Services Group, Inc. ...            8,860            662,551
Jardine Lloyd Thompson Group
  PLC .....................................           80,200            536,800
MetLife, Inc. .............................           37,140          1,669,072
Riunione Adriatica di Sicurta
  S.p.A.^ .................................           19,300            374,196
                                                                   ------------
                                                                   $  6,659,721
                                                                   ------------
LEISURE & TOYS -- 0.5%
Heiwa Corp.^ ..............................           19,200       $    268,608
Nintendo Co. Ltd. .........................            5,500            573,034
                                                                   ------------
                                                                   $    841,642
                                                                   ------------
MACHINERY & TOOLS -- 1.9%
ASSA ABLOY AB, "B" ........................           38,400       $    492,592
Deere & Co. ...............................           13,490            883,460
Fanuc Ltd. ................................            6,200            392,976
Finning International, Inc.## .............            8,360            246,243
Hyundai Mobis .............................            5,400            361,350
Illinois Tool Works, Inc. .................            6,700            533,856
Sandvik AB ................................           12,900            477,176
                                                                   ------------
                                                                   $  3,387,653
                                                                   ------------
MEDICAL EQUIPMENT -- 0.2%
Baxter International, Inc. ................            7,800       $    289,380
                                                                   ------------

METALS & MINING -- 0.5%
Anglo American PLC ........................           40,300       $    945,065
                                                                   ------------

NATURAL GAS -- DISTRIBUTION -- 0.7%
Tokyo Gas Co. Ltd.^ .......................          342,000       $  1,277,141
                                                                   ------------

OIL SERVICES -- 0.4%
Noble Corp. ...............................            5,100       $    313,701
Tenaris S.A., ADR .........................            4,300            336,561
                                                                   ------------
                                                                   $    650,262
                                                                   ------------
PHARMACEUTICALS -- 3.6%
Abbott Laboratories .......................           14,700       $    720,447
AstraZeneca PLC ...........................           16,540            683,410
Johnson & Johnson .........................           15,570          1,012,050
Merck & Co., Inc. .........................           31,700            976,360
Pfizer, Inc. ..............................            7,032            193,943
Roche Holding AG ..........................            4,600            579,312
Sanofi-Aventis^ ...........................            9,570            782,674
Schering AG ...............................            7,300            446,603
Tanabe Seiyaku Co. Ltd. ...................           67,000            646,497
Wyeth .....................................           11,030            490,835
                                                                   ------------
                                                                   $  6,532,131
                                                                   ------------
PRINTING & PUBLISHING -- 0.6%
Tribune Co. ...............................           10,730       $    377,481
Yell Group PLC ............................           85,500            650,007
                                                                   ------------
                                                                   $  1,027,488
                                                                   ------------
RAILROAD & SHIPPING -- 0.6%
Burlington Northern Santa Fe Corp. ........            7,100       $    334,268
Canadian National Railway Co. .............           11,877            684,709
                                                                   ------------
                                                                   $  1,018,977
                                                                   ------------
RESTAURANTS -- 0.2%
McDonald's Corp. ..........................           11,630       $    322,733
                                                                   ------------

SPECIALTY CHEMICALS -- 0.8%
Air Liquide S.A ...........................            5,600       $    950,983
Air Products & Chemicals, Inc. ............            8,700            524,610
                                                                   ------------
                                                                   $  1,475,593
                                                                   ------------
SPECIALTY STORES -- 1.1%
Gap, Inc. .................................           32,000       $    632,000
Matalan PLC ...............................          101,100            321,435
Neste Oil OYJ* ............................           17,850            461,788
TJX Cos., Inc. ............................           19,900            484,565
                                                                   ------------
                                                                   $  1,899,788
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.5%
KDDI Corp. ................................              133       $    613,759
O2 PLC ....................................          238,600            580,870
Vodafone Group PLC ........................          594,903          1,445,396
                                                                   ------------
                                                                   $  2,640,025
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 0.1%
ZTE Corp. .................................           50,600       $    150,542
                                                                   ------------

TELEPHONE SERVICES -- 4.0%
Brasil Telecom Participacoes S.A., ADR ....            5,400       $    194,940
Deutsche Telekom AG .......................           71,100          1,312,618
KT Freetel Co. Ltd. .......................           20,100            464,489
Royal KPN N.V .............................          137,200          1,147,973
Sprint Corp. ..............................           61,100          1,532,999
Telecom Corp. of New Zealand Ltd. .........          122,100            510,222
Telefonica S.A.^ ..........................           67,689          1,104,067
Verizon Communications, Inc. ..............           26,290            908,320
                                                                   ------------
                                                                   $  7,175,628
                                                                   ------------
TOBACCO -- 2.1%
Altria Group, Inc. ........................           27,396       $  1,771,425
British American Tobacco PLC ..............           76,000          1,467,840
Swedish Match AB ..........................           45,300            513,301
                                                                   ------------
                                                                   $  3,752,566
                                                                   ------------
TRUCKING -- 0.9%
Singapore Post Ltd. .......................          840,900       $    495,870
TNT N.V ...................................           41,400          1,048,516
                                                                   ------------
                                                                   $  1,544,386
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 3.6%
Dominion Resources, Inc. ..................           19,500       $  1,431,105
Fortum Corp. ..............................           71,400          1,143,680
Iberdrola S.A.^ ...........................           21,380            561,597
Kelda Group PLC ...........................           43,700            545,668
Severn Trent PLC ..........................           26,800            486,949
Suez S.A.^ ................................           43,000          1,161,795
Tohoku Electric Power Co., Inc. ...........           27,000            575,841
TXU Corp. .................................            7,800            648,102
                                                                   ------------
                                                                   $  6,554,737
                                                                   ------------
    Total Stocks (Identified Cost, $91,717,435) ............       $109,902,971
                                                                   ------------
BONDS -- 35.4%

Issuer                                           Par Amount            Value

ASSET BACKED & SECURITIZED -- 1.4%
Commercial Mortgage Asset Trust, FRN,
  1.0939%, 2032^^## .......................    $   4,370,604       $    201,741
Commercial Mortgage Pass-Through
  Certificate, FRN, 3.41%, 2017## .........          360,000            359,920
Deutsche Mortgage & Asset Receiving
  Corp., FRN, 6.538%, 2031 ................          240,672            252,293
First Union National Bank Commercial
  Mortgage Trust, FRN, 1.207%, 2043^^## ...        8,626,385            382,108
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.3839%, 2041 ...........................          332,717            349,379
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 3.42%, 2046 ......          309,099            309,335
Wachovia Bank Commercial Mortgage
  Trust, FRN, 3.51%, 2015## ...............          130,986            131,060
Wachovia Bank Commerical Mortgage
  Trust, FRN, 3.46%, 2015## ...............          494,865            495,557
                                                                   ------------
                                                                   $  2,481,393
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 0.9%
Russian Federation, 3%, 2008 ..............    $     577,000       $    544,400
Russian Federation, 5%, 2030 ..............          165,000            184,206
State of Qatar, 9.75%, 2030 ...............          316,000            490,590
United Mexican States,
  6.625%, 2015^ ...........................          102,000            112,251
United Mexican States,
  8.125%, 2019 ............................          266,000            326,515
                                                                   ------------
                                                                   $  1,657,962
                                                                   ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 0.4%
Development Bank of Japan,
  1.4%, 2012 .............................. JPY   29,000,000       $    273,782
Development Bank of Japan,
  1.6%, 2014 .............................. JPY   50,000,000            473,958
                                                                   ------------
                                                                   $    747,740
                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN -- 26.8%
Canada Housing Trust,
  4.65%, 2009 ............................. CAD      845,000       $    724,746
Commonwealth of Australia,
  6%, 2017 ................................ AUD    1,131,000            923,757
Federal Republic of Germany,
  3.5%, 2008 .............................. EUR    2,371,000          2,981,583
Federal Republic of Germany,
  3.75%, 2015 ............................. EUR      620,000            789,800
Federal Republic of Germany,
  6.25%, 2024 ............................. EUR    1,590,000          2,624,562
Federal Republic of Germany,
  6.25%, 2030 ............................. EUR    1,341,000          2,302,236
Government of Canada,
  5.25%, 2012 ............................. CAD      356,000            318,700
Government of Canada,
  4.5%, 2015 .............................. CAD      982,000            841,537
Government of New Zealand,
  6.5%, 2013^ ............................. NZD    4,042,000          2,945,055
Government of New Zealand,
  6%, 2015 ................................ NZD      812,000            576,451
Kingdom of Belgium, 3.75%, 2009 ........... EUR    1,022,000          1,297,979
Kingdom of Belgium, 5%, 2012 .............. EUR      618,000            850,687
Kingdom of Denmark, 4%, 2015 .............. DKK    4,431,000            775,359
Kingdom of Netherlands,
  5.75%, 2007 ............................. EUR    1,186,000          1,518,991
Kingdom of Netherlands,
  5%, 2012 ................................ EUR      551,219            757,575
Kingdom of Norway, 6.5%, 2013 ............. NOK    3,653,000            679,846
Kingdom of Spain, 6%, 2008 ................ EUR    1,630,000          2,159,056
Kingdom of Spain, 5.35%, 2011 ............. EUR    1,688,000          2,349,503
Kingdom of Sweden, 5.25%, 2011 ............ SEK    4,775,000            699,405
Kingdom of Sweden, 4%, 2020 ............... SEK    3,869,570            659,460
Quebec Province, 1.6%, 2013 ............... JPY  178,000,000          1,686,351
Republic of Austria, 5%, 2012 ............. EUR    1,306,000          1,792,815
Republic of Finland, 3%, 2008 ............. EUR    1,955,000          2,419,611
Republic of Finland, 5.375%, 2013 ......... EUR      369,000            523,851
Republic of France, 4.75%, 2007 ........... EUR    2,374,000          3,022,584
Republic of France, 4.75%, 2012 ........... EUR    1,378,000          1,872,699
Republic of France, 6%, 2025 .............. EUR      512,000            833,859
Republic of Ireland, 4.25%, 2007 .......... EUR    2,840,000          3,599,166
Republic of Ireland, 4.6%, 2016 ........... EUR      173,000            236,486
United Kingdom Treasury, 5.75%, 2009 ...... GBP      536,000          1,025,926
United Kingdom Treasury, 8%, 2015 ......... GBP    1,911,000          4,532,888
                                                                   ------------
                                                                   $ 48,322,524
                                                                   ------------
MORTGAGE BACKED -- 0.8%
Fannie Mae, 5.5%, 2034 ....................    $   1,427,000       $  1,447,831
                                                                   ------------

MUNICIPALS -- 0.8%
Honolulu, HI, City & County Rev.,
  "A", 5%, 2015 ...........................    $     535,000       $    598,788
Massachusetts State Water Resources
  Authority, "A", 5.25%, 2015 .............          220,000            251,027
New York, NY, City Municipal Water
  Finance Authority, Water & Sewer
  Systems Rev., "D", 5%, 2037 .............          575,000            611,576
                                                                   ------------
                                                                   $  1,461,391
                                                                   ------------
SUPRANATIONAL -- 0.7%
Inter-American Development Bank,
  1.9%, 2009 .............................. JPY  124,000,000       $  1,195,746
                                                                   ------------

U.S. GOVERNMENT AGENCIES -- 1.2%
Fannie Mae, 4.25%, 2007 .............         $    2,139,000       $  2,145,909
                                                                   ------------

U.S. TREASURY OBLIGATIONS -- 2.4%
U.S. Treasury Bonds, 6.25%, 2030 ....         $    1,145,000       $  1,491,407
U.S. Treasury Notes, 4.25%, 2013 ....                585,000            599,282
U.S. Treasury Notes, 2%, 2014 .......              1,576,251          1,623,600
U.S. Treasury Notes, 4%, 2015### ....                629,000            631,236
                                                                   ------------
                                                                   $  4,345,525
                                                                   ------------
    Total Bonds (Identified Cost, $62,941,340) .............       $ 63,806,021
                                                                   ------------

CALL OPTIONS PURCHASED -- 0.0%

                                                 Number
Issue/Expiration Date/Strike Price            of Contracts            Value
KRW -- August 2005 @ 1,025 (Premiums
  Paid, $8,634) ...........................    1,468,825,000       $     20,564
                                                                   ------------

PUT OPTIONS PURCHASED -- 0.0%
U.S. Treasury Note Future -
  August 2005 @ 113 .......................               15       $     10,547
U.S. Treasury Note Future -
  August 2005 @ 112 .......................               12              4,688
                                                                   ------------
    Total Put Options Purchased  ...........................       $     15,235
                                                                   ------------

SHORT-TERM OBLIGATION -- 3.3%

Issuer                                           Par Amount           Value
New Center Asset Trust, 3.4%, due
  7/01/05, at Amortized Cost< .............    $   5,854,000       $  5,854,000
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 8.2%

                                                 Shares/Par
Issuer                                             Amount             Value
Morgan Stanley Repurchase Agreement,
  3.46%, dated 6/30/05, due 7/01/05,
  total to be received $12,411,460
  (secured by various U.S. Treasury
  and Federal Agency obligations in
  an individually traded account), at
  Cost ....................................       12,410,268       $ 12,410,268
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset
  Value ...................................        2,278,033          2,278,033
                                                                   ------------
    Total Collateral for Securities Loaned .................       $  14,688,301
                                                                   ------------
    Total Investments
      (Identified Cost, $175,241,312)(S) ...................       $194,287,092
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (7.9)% ...............................        (14,192,044)
                                                                   ------------
    Net Assets -- 100.0% ...................................       $180,095,048
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

GOVERNMENT SECURITIES SERIES

BONDS -- 96.9%

Issuer                                          Par Amount           Value
AGENCY -- OTHER -- 3.8%
Financing Corp., 9.8%, 2018 ...............    $ 7,760,000         $ 11,740,826
Financing Corp., 10.35%, 2018 .............      3,535,000            5,566,031
Resolution Funding Corp., 8.875%, 2020 ....      6,000,000            8,895,306
                                                                   ------------
                                                                   $ 26,202,163
                                                                   ------------
ASSET BACKED & SECURITIZED -- 0.1%
Freddie Mac, 3.108%, 2035 .................    $   908,672         $    903,314
                                                                   ------------

MORTGAGE BACKED -- 55.3%
Fannie Mae, 6.8%, 2011 ....................    $   696,179         $    769,888
Fannie Mae, 4.73%, 2012 ...................        724,080              737,389
Fannie Mae, 4.79%, 2012 ...................      6,259,642            6,236,726
Fannie Mae, 4.65%, 2013 ...................      1,707,030            1,717,591
Fannie Mae, 4.8%, 2013 ....................        618,272              632,155
Fannie Mae, 4.845%, 2013 ..................      1,833,233            1,881,669
Fannie Mae, 5%, 2013 - 2019 ...............     50,590,321           51,230,527
Fannie Mae, 5.06%, 2013 ...................        724,085              750,431
Fannie Mae, 4.45%, 2014 ...................      2,190,891            2,192,981
Fannie Mae, 4.6%, 2014 ....................        882,180              891,358
Fannie Mae, 4.667%, 2014 ..................      5,330,525            5,421,855
Fannie Mae, 4.771%, 2014 ..................      4,387,838            4,492,881
Fannie Mae, 4.82%, 2014 - 2015 ............      2,483,706            2,546,076
Fannie Mae, 4.846%, 2014 ..................      6,195,017            6,374,151
Fannie Mae, 5.1%, 2014 ....................        941,866              982,241
Fannie Mae, 4.56%, 2015 ...................      1,138,673            1,146,461
Fannie Mae, 4.62%, 2015 ...................      1,590,834            1,608,724
Fannie Mae, 4.665%, 2015 ..................        768,435              779,349
Fannie Mae, 4.69%, 2015 ...................        627,083              637,148
Fannie Mae, 4.7%, 2015 ....................        881,203              895,820
Fannie Mae, 4.74%, 2015 ...................        700,000              713,585
Fannie Mae, 4.85%, 2015 ...................        626,166              643,169
Fannie Mae, 4.87%, 2015 ...................        661,203              683,519
Fannie Mae, 4.89%, 2015 ...................        618,120              636,676
Fannie Mae, 4.925%, 2015 ..................      2,458,898            2,541,502
Fannie Mae, 6%, 2016 - 2034 ...............     16,601,629           17,160,904
Fannie Mae, 6.5%, 2016 - 2032 .............     26,513,827           27,532,826
Fannie Mae, 5.5%, 2017 - 2034 .............     90,585,473           92,165,161
Fannie Mae, 7.5%, 2017 - 2031 .............      2,416,648            2,584,034
Fannie Mae, 4.5%, 2019 ....................     49,521,972           49,335,309
Fannie Mae, 4.88%, 2020 ...................        692,298              711,544
Fannie Mae, 5.9958%, 2020 .................         10,304               10,280
Freddie Mac, 4.375%, 2015 .................      5,274,710            5,277,684
Freddie Mac, 5.5%, 2025 - 2034 ............     35,589,293           36,139,756
Freddie Mac, 7.5%, 2027 ...................        175,129              187,989
Freddie Mac, 6.5%, 2032 ...................      7,246,954            7,513,482
Freddie Mac, 7%, 2032 .....................      1,144,748            1,205,393
Freddie Mac, 6%, 2034 .....................     31,555,663           32,378,207
Ginnie Mae, 5.5%, 2033 - 2034 .............     14,577,849           14,902,583
                                                                   ------------
                                                                   $384,249,024
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 22.7%
Aid to Israel, 5.5%, 2023 .................    $ 7,403,000         $  8,293,966
Aid to Israel, 0%, 2024 ...................      9,624,000            3,981,512
Aid to Lebanon, 7.62%, 2009 ...............      4,667,381            4,970,760
Aid to Peru, 9.98%, 2008 ..................      1,910,753            2,072,136
Empresa Energetica Cornito Ltd.,
  6.07%, 2010 .............................      6,687,000            6,953,945
Fannie Mae, 3.41%, 2007 ...................      7,109,000            7,029,536
Fannie Mae, 4.25%, 2009 ...................      7,277,000            7,355,708
Fannie Mae, 4.625%, 2014 ..................     13,289,000           13,628,853
Freddie Mac, 7%, 2010 .....................      8,626,000            9,728,972
Freddie Mac, 4.875%, 2013 .................      6,000,000            6,277,644
Overseas Private Investment Corp.,
  0%, 2007 ................................      3,451,685            3,471,301
Small Business Administration, 8.4%, 2007 .          9,628                9,811
Small Business Administration, 9.65%, 2007          10,800               11,123
Small Business Administration, 8.7%, 2009 .        199,158              210,128
Small Business Administration, 9.05%, 2009          14,615               15,369
Small Business Administration, 10.05%, 2009         16,401               17,379
Small Business Administration, 6.34%, 2021       2,910,084            3,120,796
Small Business Administration, 6.35%, 2021       3,087,227            3,309,601
Small Business Administration, 6.44%, 2021       3,463,358            3,729,142
Small Business Administration, 6.625%, 2021      3,781,009            4,115,931
Small Business Administration, 6.07%, 2022       3,116,151            3,317,171
Small Business Administration, 4.89%, 2023       4,747,686            4,839,330
Small Business Administration, 4.98%, 2023       1,832,344            1,875,558
Small Business Administration, 4.34%, 2024       2,621,062            2,597,744
Small Business Administration, 4.72%, 2024       4,830,194            4,884,489
Small Business Administration, 4.77%, 2024       3,537,519            3,584,407
Small Business Administration, 4.86%, 2024       2,306,177            2,345,295
Small Business Administration, 4.87%, 2024       2,730,356            2,777,347
Small Business Administration, 4.88%, 2024       2,103,848            2,141,386
Small Business Administration, 4.99%, 2024       3,003,703            3,074,505
Small Business Administration, 5.19%, 2024       2,850,685            2,945,848
Small Business Administration, 5.52%, 2024       2,638,965            2,768,451
Small Business Administration, 5.11%, 2025       2,465,000            2,536,558
Tennessee Valley Authority, 4.375%, 2015 ..      6,747,000            6,796,125
Tennessee Valley Authority STRIPS,
  0%, 2042^^ ..............................     12,573,000            9,871,439
U.S. Department of Housing & Urban
  Development, 6.36%, 2016 ................      6,000,000            6,674,976
U.S. Department of Housing & Urban
  Development, 6.59%, 2016 ................      5,744,000            6,141,468
                                                                   ------------
                                                                   $157,475,710
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 15.0%
U.S. Treasury Bonds, 9.25%, 2016 ..........    $   577,000         $    835,974
U.S. Treasury Bonds, 6.875%, 2025 .........        504,000              678,431
U.S. Treasury Bonds, 6%, 2026 .............      1,210,000            1,490,852
U.S. Treasury Bonds, 6.25%, 2030 ..........        579,000              754,170
U.S. Treasury Bonds, 5.375%, 2031 .........      7,477,000            8,822,860
U.S. Treasury Notes, 3.375%, 2007 .........     14,151,357           14,600,776
U.S. Treasury Notes, 3.625%, 2008### ......     13,296,455           14,069,831
U.S. Treasury Notes, 5.5%, 2008 ...........     18,322,000           19,170,107
U.S. Treasury Notes, 6.5%, 2010 ...........     22,226,000           24,803,705
U.S. Treasury Notes, 2%, 2014 .............     13,693,485           14,104,823
U.S. Treasury STRIPS, 0%, 2016^^ ..........      7,940,000            5,080,115
                                                                   ------------
                                                                   $104,411,644
                                                                   ------------
    Total Bonds (Identified Cost, $658,678,019) ..........         $673,241,855
                                                                   ------------

REPURCHASE AGREEMENT -- 3.6%
Goldman Sachs, 3.25%, dated 6/30/05, due
  7/01/05, total to be received $25,044,261
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account), at Cost ................    $25,042,000         $ 25,042,000
                                                                   ------------
    Total Investments (Identified Cost, $683,720,019) ....         $698,283,855
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (0.5)% .............................           (3,141,919)
                                                                   ------------
    Net Assets -- 100.0% .................................         $695,141,936
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

HIGH YIELD SERIES

BONDS -- 93.3%

Issuer                                          Par Amount           Value
ADVERTISING & BROADCASTING -- 4.3%
Allbritton Communications Co.,
  7.75%, 2012 .............................    $ 1,523,000         $  1,500,154
DIRECTV Holdings LLC, 8.375%, 2013 ........        500,000              553,749
DIRECTV Holdings LLC,
  6.375%, 2015## ..........................        815,000              810,924
Echostar DBS Corp., 6.375%, 2011 ..........      2,550,000            2,527,688
Emmis Operating Co., 6.875%, 2012 .........        755,000              747,449
Granite Broadcasting Corp.,
  9.75%, 2010 .............................      1,455,000            1,353,150
Innova S. de R.L., 9.375%, 2013 ...........      1,100,000            1,240,250
Intelsat Ltd., 8.625%, 2015## .............      1,110,000            1,171,050
Intelsat Ltd., 0% to 2010,
  9.25% to 2015## .........................      1,590,000            1,061,325
Lamar Media Corp., 7.25%, 2013 ............        760,000              801,800
Panamsat Holding Corp., 0% to 2005,
  10.375% to 2014 .........................      1,910,000            1,313,125
Paxson Communications Corp.,
  0% to 2006, 12.25% to 2009 ..............      2,800,000            2,618,000
Spanish Broadcasting System, Inc.,
  9.625%, 2009 ............................        780,000              818,025
                                                                   ------------
                                                                   $ 16,516,689
                                                                   ------------
AEROSPACE -- 0.7%
Argo-Tech Corp., 9.25%, 2011 ..............    $   715,000         $    775,775
BE Aerospace, Inc., 8.875%, 2011 ..........        960,000            1,003,200
TransDigm Holding Co., 8.375%, 2011 .......        960,000            1,017,600
                                                                   ------------
                                                                   $  2,796,575
                                                                   ------------
AIRLINES -- 0.5%
Continental Airlines, Inc., 6.9%, 2017 ....    $   375,693         $    305,982
Continental Airlines, Inc.,
  6.748%, 2017 ............................        370,734              304,358
Continental Airlines, Inc.,
  6.795%, 2018 ............................        654,703              546,611
Continental Airlines, Inc.,
  7.566%, 2020 ............................      1,180,717              972,426
                                                                   ------------
                                                                   $  2,129,377
                                                                   ------------
APPAREL MANUFACTURERS -- 0.5%
Levi Strauss & Co., 12.25%, 2012 ..........    $   830,000         $    906,775
Levi Strauss & Co., 9.75%, 2015 ...........        995,000              987,538
                                                                   ------------
                                                                   $  1,894,313
                                                                   ------------
ASSET BACKED & SECURITIZED -- 2.3%
Airplane Pass-Through Trust,
  10.875%, 2019** .........................    $   691,390         $      2,074
Anthracite CDO Ltd., 6%, 2037## ...........      1,300,000            1,167,530
Asset Securitization Corp., FRN,
  8.2909%, 2026## .........................        754,009              786,616
Commercial Mortgage Acceptance Corp.,
  5.44%, 2013## ...........................      2,700,000            2,775,121
Deutsche Mortgage & Asset Receiving Corp.,
  7.5%, 2031 ..............................      1,100,000            1,050,500
First Union National Bank Commercial
  Mortgage Corp., 6.75%, 2010 .............        855,000              888,575
GMAC Commercial Mortgage Securities, Inc.,
  FRN, 7.9079%, 2034## ....................        882,000              978,959
Mortgage Capital Funding, Inc.,
  7.214%, 2007 ............................      1,000,000            1,050,804
                                                                   ------------

                                                                   $  8,700,179
                                                                   ------------
AUTOMOTIVE -- 4.1%
Affinia Group, Inc., 9%, 2014## ...........    $ 1,110,000         $    932,400
Ford Motor Credit Co., 6.625%, 2008 .......      1,166,000            1,151,597
Ford Motor Credit Co., 5.625%, 2008 .......        790,000              752,852
General Motors Acceptance Corp.,
  6.125%, 2008 ............................        655,000              634,052
General Motors Acceptance Corp.,
  5.85%, 2009 .............................      1,130,000            1,059,274
General Motors Acceptance Corp.,
  6.75%, 2014 .............................      2,393,000            2,140,955
General Motors Corp., 8.375%, 2033 ........      1,785,000            1,490,475
INTERMET Corp., 9.75%, 2009** .............        955,000              413,038
Lear Corp., 8.11%, 2009 ...................      1,080,000            1,116,762
Metaldyne Corp., 11%, 2012 ................        257,000              166,408
Metaldyne Corp., 10%, 2013## ..............      1,465,000            1,201,300
Navistar International Corp.,
  7.5%, 2011 ..............................      2,215,000            2,259,300
TRW Automotive, Inc., 9.375%, 2013 ........      1,053,000            1,166,198
TRW Automotive, Inc., 11%, 2013 ...........      1,127,000            1,296,050
                                                                   ------------
                                                                   $ 15,780,661
                                                                   ------------
BASIC INDUSTRY -- 0.1%
Trimas Corp., 9.875%, 2012 ................    $   680,000         $    571,200
                                                                   ------------

BROADCAST & CABLE TV -- 3.7%
Cablevision Systems Corp., 8%, 2012 .......    $   870,000         $    852,600
CCO Holdings LLC, 8.75%, 2013 .............        665,000              655,025
Charter Communications, Inc.,
  8.625%, 2009 ............................      3,100,000            2,301,750
Charter Communications, Inc.,
  9.92%, 2011 .............................      3,415,000            2,492,950
Charter Communications, Inc.,
  8.375%, 2014## ..........................        590,000              587,050
CSC Holdings, Inc., 8.125%, 2009 ..........      1,645,000            1,665,563
CSC Holdings, Inc., 6.75%, 2012## .........      1,085,000            1,019,900
FrontierVision Holdings LP,
  11.875%, 2007** .........................        290,000              398,750
FrontierVision Holdings LP, "B",
  11.875%, 2007** .........................        430,000              591,250
Frontiervision Operating Partners LP,
  11%, 2006** .............................      1,060,000            1,425,700
Mediacom Broadband LLC,
  9.5%, 2013 ..............................      1,245,000            1,241,887
Rogers Cable, Inc., 8.75%, 2032 ...........        785,000              890,975
                                                                   ------------
                                                                   $ 14,123,400
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 0.2%
Refco Finance Holdings LLC,
  9%, 2012 ................................    $   795,000         $    842,700
                                                                   ------------

BUILDING -- 0.7%
Interface, Inc., 10.375%, 2010 ............    $   943,000         $  1,037,300
Nortek Holdings, Inc., 8.5%, 2014 .........      1,200,000            1,116,000
Nortek Holdings, Inc., 0% to 2009, 10.75%
  to 2014## ...............................      1,147,000              539,090
Texas Industries, Inc., 7.25%, 2013## .....        200,000              205,000
                                                                   ------------
                                                                   $  2,897,390
                                                                   ------------
BUSINESS SERVICES -- 2.0%
Iron Mountain, Inc., 8.625%, 2013 .........    $   535,000         $    553,725
Iron Mountain, Inc., 7.75%, 2015 ..........        950,000              954,750
Iron Mountain, Inc., 6.625%, 2016 .........        620,000              573,500
Lucent Technologies, Inc., 5.5%, 2008 .....        800,000              794,000
Lucent Technologies, Inc.,
  6.45%, 2029 .............................        945,000              845,775
Northern Telecom Corp.,
  6.875%, 2023 ............................        685,000              640,475
Northern Telecom Corp.,
  7.875%, 2026 ............................        425,000              425,000
Xerox Corp., 7.625%, 2013 .................      2,710,000            2,916,638
                                                                   ------------
                                                                   $  7,703,863
                                                                   ------------
CHEMICALS -- 4.7%
ARCO Chemical Co., 9.8%, 2020 .............    $   885,000         $    991,200
BCP Crystal Holdings Corp.,
  9.625%, 2014 ............................        693,000              776,160
Crystal U.S. Holdings LLC, 0% to 2009,
  10% to 2014 .............................        348,000              245,340
Crystal U.S. Holdings LLC, 0% to 2009,
  10.5% to 2014 ...........................      1,917,000            1,332,315
Equistar Chemicals LP, 10.625%, 2011 ......        680,000              750,550
Hercules, Inc., 6.75%, 2029 ...............      1,140,000            1,105,800
Huntsman International LLC,
  10.125%, 2009 ...........................      1,161,000            1,194,378
Huntsman International LLC,
  7.375%, 2015## ..........................      1,390,000            1,372,625
IMC Global, Inc., 10.875%, 2013 ...........        565,000              662,462
KI Holdings, Inc., 0% to 2009,
  9.875% to 2014## ........................      1,305,000              756,900
Kronos International, Inc.,
  8.875%, 2009 ............................ EUR     70,000               89,700

                        EUR
Lyondell Chemical Co., 9.5%, 2008 .........    $   730,000              776,537
Lyondell Chemical Co., 11.125%, 2012 ......        750,000              851,250
Nalco Co., 7.75%, 2011 ....................        470,000              500,550
Nalco Co., 8.875%, 2013 ...................        360,000              386,100
Nova Chemicals Corp., 6.5%, 2012 ..........      1,900,000            1,843,000
Resolution Performance Products LLC,
  13.5%, 2010 .............................        760,000              817,000
Rhodia S.A., 8.875%, 2011 .................      2,435,000            2,343,688
Rockwood Specialties Group, Inc.,
  10.625%, 2011 ...........................        995,000            1,096,988
Rockwood Specialties Group, Inc.,
  7.5%, 2014## ............................        395,000              392,038
                                                                   ------------
                                                                   $ 18,284,581
                                                                   ------------
CONSTRUCTION -- 1.5%
Beazer Homes USA, Inc.,
  6.875%, 2015## ..........................    $ 1,260,000         $  1,247,400
D.R. Horton, Inc., 8%, 2009 ...............      1,400,000            1,533,568
Technical Olympic USA, Inc.,
  9%, 2010 ................................        435,000              447,506
Technical Olympic USA, Inc.,
  7.5%, 2011 ..............................        310,000              288,300
Technical Olympic USA, Inc.,
  7.5%, 2015 ..............................        840,000              756,000
WCI Communities, Inc., 7.875%, 2013 .......      1,145,000            1,145,000
WCI Communities, Inc., 6.625%, 2015 .......        625,000              571,875
                                                                   ------------
                                                                   $  5,989,649
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.3%
Bombardier Recreational Products, Inc.,
  8.375%, 2013 ............................    $   885,000         $    942,524
Church & Dwight, Inc., 6%, 2012 ...........        765,000              772,650
Integrated Electrical Services, Inc.,
  9.375%, 2009 ............................      1,100,000              822,250
K2, Inc., 7.375%, 2014 ....................        350,000              368,374
Revlon Consumer Products Corp.,
  9.5%, 2011 ..............................      1,210,000            1,143,450
Safilo Capital International S.A.,
  9.625%, 2013## .......................... EUR  1,765,000            2,299,072
Samsonite Corp., 8.875%, 2011 .............    $ 1,145,000            1,216,562
Service Corp. International,
  7%, 2017## ..............................      1,205,000            1,238,137
                                                                   ------------
                                                                   $  8,803,019
                                                                   ------------
CONTAINERS -- 1.5%
Crown European Holdings S.A.,
  9.5%, 2011 ..............................    $   495,000         $    546,974
Greif, Inc., 8.875%, 2012 .................      1,160,000            1,247,000
Huntsman Packaging Corp.,
  13%, 2010 ...............................        270,000              218,700
Owens-Brockway Glass Container, Inc.,
  8.25%, 2013 .............................      1,135,000            1,232,894
Owens-Illinois, Inc., 7.8%, 2018 ..........        855,000              897,750
Plastipak Holdings, Inc., 10.75%, 2011 ....        705,000              777,263
Pliant Corp., 11.625%, 2009## .............        123,392              132,029
Pliant Corp., 13%, 2010 ...................        836,000              677,160
                                                                   ------------
                                                                   $  5,729,770
                                                                   ------------
DEFENSE ELECTRONICS -- 0.5%
L-3 Communications Holdings, Inc.,
  6.125%, 2014 ............................    $ 1,295,000         $  1,295,000
L-3 Communications Holdings, Inc.,
  5.875%, 2015 ............................        725,000              703,250
                                                                   ------------
                                                                   $  1,998,250
                                                                   ------------
ELECTRONICS -- 0.5%
Flextronics International Ltd.,
  6.5%, 2013 ..............................    $ 1,590,000         $  1,645,650
Magnachip Semiconductor S.A.,
  8%, 2014## ..............................        155,000              148,800
                                                                   ------------
                                                                   $  1,794,450
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.6%
Gazprom OAO, 9.625%, 2013## ...............    $   610,000         $    747,250
Gazprom OAO, 8.625%, 2034## ...............      1,120,000            1,404,200
                                                                   ------------
                                                                   $  2,151,450
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 0.8%
Federal Republic of Brazil,
  8.875%, 2019 ............................    $ 1,182,000         $  1,252,920
Republic of Panama, 9.375%, 2023 ..........        593,000              732,355
Republic of Panama, 9.375%, 2029 ..........        221,000              273,488
Russian Ministry of Finance,
  12.75%, 2028 ............................        486,000              878,980
                                                                   ------------
                                                                   $  3,137,743
                                                                   ------------
ENERGY -- INDEPENDENT -- 2.5%
Belden & Blake Corp., 8.75%, 2012 .........    $   885,000         $    867,300
Chesapeake Energy Corp., 7%, 2014 .........      1,433,000            1,518,980
Chesapeake Energy Corp.,
  6.375%, 2015## ..........................        710,000              727,750
Chesapeake Energy Corp.,
  6.875%, 2016 ............................      1,145,000            1,193,663
Encore Acquisition Co., 8.375%, 2012 ......        725,000              786,625
Encore Acquisition Co., 6.25%, 2014 .......        280,000              283,500
Encore Acquisition Co., 6%, 2015 ..........        625,000              613,500
Kerr-McGee Corp., 6.95%, 2024 .............      1,535,000            1,586,074
Newfield Exploration Co.,
  6.625%, 2014 ............................        815,000              853,713
Plains Exploration & Production Co.,
  7.125%, 2014 ............................      1,160,000            1,241,200
                                                                   ------------
                                                                   $  9,672,305
                                                                   ------------
ENERGY -- INTEGRATED -- 0.4%
Amerada Hess Corp., 7.3%, 2031 ............    $ 1,140,000         $  1,375,488
                                                                   ------------

ENTERTAINMENT -- 1.3%
AMC Entertainment, Inc., 9.5%, 2011 .......    $   766,000         $    751,638
AMC Entertainment, Inc.,
  8.625%, 2012 ............................      1,470,000            1,506,750
Intrawest Corp., 7.5%, 2013 ...............        345,000              354,056
Loews Cineplex Entertainment Corp.,
  9%, 2014## ..............................      1,185,000            1,146,488
Six Flags, Inc., 9.75%, 2013 ..............      1,260,000            1,189,125
                                                                   ------------
                                                                   $  4,948,057
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.2%
Burns, Philp & Co. Ltd., 9.75%, 2012 ......    $ 1,315,000         $  1,413,625
Merisant Co., 9.5%, 2013## ................        280,000              198,800
Michael Foods, Inc., 8%, 2013 .............        990,000            1,007,324
Smithfield Foods, Inc., 7%, 2011 ..........      1,240,000            1,305,100
United Biscuits Finance PLC,
  10.625%, 2011 ........................... EUR    600,000              765,233
                                                                   ------------
                                                                   $  4,690,082
                                                                   ------------
FOREST & PAPER PRODUCTS -- 4.4%
Abitibi-Consolidated, Inc., 8.55%, 2010 ...    $ 2,225,000         $  2,319,563
Buckeye Technologies, Inc.,
  8.5%, 2013 ..............................      1,165,000            1,188,300
Corporacion Durango S.A. de C.V.,
  7.5%, 2012 ..............................        750,000              592,500
Georgia-Pacific Corp., 9.375%, 2013 .......      3,030,000            3,427,688
Georgia-Pacific Corp., 7.75%, 2029 ........        900,000            1,011,375
Graphic Packaging International, Inc.,
  9.5%, 2013 ..............................      1,280,000            1,289,600
Jefferson Smurfit Corp., 8.25%, 2012 ......      1,120,000            1,125,600
JSG Funding LLC, 11.5%, 2015## ............ EUR  1,643,773            1,573,630
MDP Acquisitions PLC, 9.625%, 2012 ........    $ 1,145,000            1,145,000
Newark Group, Inc., 9.75%, 2014 ...........        800,000              736,000
NewPage Corp., 12%, 2013## ................        115,000              113,850
Norske Skog Canada Ltd.,
  8.625%, 2011 ............................      1,055,000            1,087,969
Norske Skog Canada Ltd.,
  7.375%, 2014 ............................        770,000              754,600
Stone Container Corp., 7.375%, 2014 .......        855,000              803,700
                                                                   ------------
                                                                   $ 17,169,375
                                                                   ------------
GAMING & LODGING -- 6.2%
Aztar Corp., 7.875%, 2014 .................    $   955,000         $  1,009,913
Boyd Gaming Corp., 6.75%, 2014 ............      1,585,000            1,624,625
Caesars Entertainment, Inc.,
  8.875%, 2008 ............................        425,000              474,405
Caesars Entertainment, Inc.,
  8.125%, 2011 ............................      2,100,000            2,415,000
Host Marriott LP, 7.125%, 2013 ............      1,410,000            1,469,924
Host Marriott LP, 6.375%, 2015## ..........        810,000              801,900
Mandalay Resort Group,
  9.375%, 2010 ............................      1,085,000            1,212,488
MGM Mirage, Inc., 8.5%, 2010 ..............      1,165,000            1,293,150
MGM Mirage, Inc., 8.375%, 2011 ............      2,225,000            2,425,250
MGM Mirage, Inc., 5.875%, 2014 ............        485,000              471,056
Penn National Gaming, Inc.,
  6.75%, 2015## ...........................        895,000              888,288
Pinnacle Entertainment, Inc.,
  8.25%, 2012 .............................      1,500,000            1,560,000
Pinnacle Entertainment, Inc.,
  8.75%, 2013 .............................        300,000              318,000
Royal Caribbean Cruises Ltd.,
  6.875%, 2013 ............................      2,345,000            2,497,425
Scientific Games Corp.,
  6.25%, 2012## ...........................        710,000              717,100
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, 2012 ............................      2,575,000            2,903,313
Station Casinos, Inc., 6.5%, 2014 .........        820,000              836,400
Wynn Las Vegas LLC,
  6.625%, 2014## ..........................        870,000              846,075
                                                                   ------------
                                                                   $ 23,764,312
                                                                   ------------
INDUSTRIAL -- 3.2%
Amsted Industries, Inc.,
  10.25%, 2011## ..........................    $ 1,760,000         $  1,900,800
Da Lite Screen Co., Inc., 9.5%, 2011 ......      1,155,000            1,230,075
General Binding Corp., 9.375%, 2008 .......      1,840,000            1,858,400
JohnsonDiversey Holdings, Inc., "B",
  9.625%, 2012 ............................      1,410,000            1,431,150
JohnsonDiversey Holdings, Inc.,
  0% to 2007, 10.67% to 2013 ..............      2,735,000            1,945,269
Knowledge Learning Corp.,
  7.75%, 2015## ...........................        725,000              692,375
Milacron Escrow Corp., 11.5%, 2011 ........      1,580,000            1,659,000
Valmont Industries, Inc., 6.875%, 2014 ....      1,160,000            1,160,000
Williams Scotsman, Inc.,
  9.875%, 2007 ............................        360,000              361,800
Williams Scotsman, Inc., 10%, 2008 ........        275,000              303,911
                                                                   ------------
                                                                   $ 12,542,780
                                                                   ------------
INSURANCE -- PROPERTY & CASUALTY -- 0.2%
AXIS Capital Holdings Ltd.,
  5.75%, 2014 .............................    $   795,000         $    823,322
                                                                   ------------

MACHINERY & TOOLS -- 2.2%
Case Corp., 7.25%, 2016 ...................    $   420,000         $    400,050
Case New Holland, Inc., 9.25%, 2011 .......      1,400,000            1,470,000
JLG Industries, Inc., 8.25%, 2008 .........      1,155,000            1,209,863
Manitowoc Co., Inc., 10.375%, 2011 ........ EUR    685,000              915,047
Terex Corp., 9.25%, 2011 ..................        400,000              434,000
Terex Corp., 10.375%, 2011 ................    $   760,000              824,600
Terex Corp., 7.375%, 2014 .................        420,000              434,700
United Rentals, Inc., 6.5%, 2012 ..........        910,000              895,213
United Rentals, Inc., 7.75%, 2013 .........      1,090,000            1,070,925
United Rentals, Inc., 7%, 2014 ............        925,000              881,063
                                                                   ------------
                                                                   $  8,535,461
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 5.2%
AmerisourceBergen Corp.,
  7.25%, 2012 .............................    $   930,000         $  1,024,163
CDRV Investors, Inc., 0% to 2010,
  9.625% to 2015## ........................      2,135,000            1,046,150
DaVita, Inc., 6.625%, 2013## ..............        740,000              764,050
DaVita, Inc., 7.25%, 2015## ...............        865,000              888,788
Extendicare Health Services, Inc.,
  6.875%, 2014 ............................      1,215,000            1,205,888
Fisher Scientific International, Inc.,
  6.75%, 2014 .............................        250,000              261,250
Fisher Scientific International, Inc.,
  6.125%, 2015## ..........................        765,000              765,956
HCA, Inc., 7.875%, 2011 ...................      2,785,000            3,064,305
HCA, Inc., 6.375%, 2015 ...................      3,335,000            3,460,423
HealthSouth Corp., 7.625%, 2012 ...........      1,045,000            1,013,650
InSight Health Services Corp.,
  9.875%, 2011 ............................        665,000              518,700
Psychiatric Solutions, Inc.,
  7.75%, 2015## ...........................        390,000              390,000
Select Medical Corp., 7.625%, 2015## ......        790,000              782,100
Tenet Healthcare Corp., 6.5%, 2012 ........        590,000              560,500
Tenet Healthcare Corp.,
  9.875%, 2014 ............................      1,040,000            1,115,400
Tenet Healthcare Corp.,
  9.25%, 2015## ...........................        975,000            1,011,562
Triad Hospitals, Inc., 7%, 2013 ...........      1,105,000            1,135,388
U.S. Oncology, Inc., 10.75%, 2014 .........        995,000            1,084,549
                                                                   ------------
                                                                   $ 20,092,822
                                                                   ------------
MEDICAL EQUIPMENT -- 0.4%
Warner Chilcott Corp., 8.75%, 2015## ......    $ 1,425,000         $  1,385,812
                                                                   ------------

METALS & MINING -- 1.2%
Century Aluminum Co., 7.5%, 2014 ..........    $ 1,350,000         $  1,333,125
Doe Run Resources Corp.,
  11.75%, 2008# ...........................        722,286              577,828
Foundation PA Coal Co., 7.25%, 2014 .......        805,000              845,250
Peabody Energy Corp., 5.875%, 2016 ........        675,000              675,000
Russel Metals, Inc., 6.375%, 2014 .........      1,325,000            1,238,875
                                                                   ------------
                                                                   $  4,670,078
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.2%
AmeriGas Partners LP, 7.25%, 2015## .......    $   845,000         $    878,800
                                                                   ------------

NATURAL GAS -- PIPELINE -- 3.7%
ANR Pipeline Co., 9.625%, 2021 ............    $ 1,215,000         $  1,540,339
Colorado Interstate Gas Co.,
  5.95%, 2015## ...........................        450,000              441,563
El Paso Energy Corp., 7.625%, 2010 ........      1,060,000            1,119,042
El Paso Energy Corp., 7%, 2011 ............      2,655,000            2,648,363
El Paso Energy Corp., 7.75%, 2013 .........      2,190,000            2,337,825
Enterprise Products Operating LP,
  6.375%, 2013 ............................        653,000              707,572
Enterprise Products Partners LP,
  5.6%, 2014 ..............................      1,747,000            1,797,752
Markwest Energy Partners LP,
  6.875%, 2014## ..........................      1,235,000            1,228,825
Transcontinental Gas Pipe Line Corp.,
  7%, 2011 ................................        750,000              808,125
Williams Cos., Inc., 7.125%, 2011 .........      1,023,000            1,104,840
Williams Cos., Inc., 7.75%, 2031 ..........        380,000              418,950
                                                                   ------------
                                                                   $ 14,153,196
                                                                   ------------
OIL SERVICES -- 1.0%
Gulfmark Offshore, Inc., 7.75%, 2014 ......    $ 1,190,000         $  1,252,474
Hanover Compressor Co., 9%, 2014 ..........      1,055,000            1,123,575
Petroleum Geo-Services A.S.A.,
  10%, 2010 ...............................      1,300,000            1,456,000
                                                                   ------------
                                                                   $  3,832,049
                                                                   ------------
OILS -- 0.8%
CITGO Petroleum Corp., 6%, 2011 ...........    $ 1,550,000         $  1,546,125
Premcor Refining Group, Inc.,
  7.75%, 2012 .............................        805,000              879,463
Premcor Refining Group, Inc.,
  7.5%, 2015 ..............................        500,000              547,500
                                                                   ------------
                                                                   $  2,973,088
                                                                   ------------
POLLUTION CONTROL -- 0.5%
Allied Waste North America, Inc.,
  6.5%, 2010 ..............................    $ 1,785,000         $  1,758,225
Allied Waste North America, Inc.,
  7.875%, 2013 ............................        160,000              163,600
                                                                   ------------
                                                                   $  1,921,825
                                                                   ------------
PRECIOUS METALS & MINERALS -- 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
  6.875%, 2014 ............................    $ 1,415,000         $  1,379,625
                                                                   ------------

PRINTING & PUBLISHING -- 2.4%
Cenveo Corp., 9.625%, 2012 ................    $   770,000         $    831,600
Cenveo Corp., 7.875%, 2013 ................        525,000              498,750
Dex Media East LLC, 12.125%, 2012 .........        715,000              856,213
Dex Media, Inc., 0% to 2008,
  9% to 2013 ..............................      3,710,000            2,986,550
Hollinger, Inc., 12.875%, 2011## ..........        337,000              368,594
Lighthouse International Co. S.A.,
  8%, 2014## .............................. EUR    960,000            1,198,262
MediaNews Group, Inc., 6.875%, 2013 .......    $ 1,180,000            1,169,675
PRIMEDIA, Inc., 8.875%, 2011 ..............        210,000              219,975
PRIMEDIA, Inc., 8%, 2013 ..................         25,000               25,063
WDAC Subsidiary Corp.,
  8.375%, 2014## ..........................      1,285,000            1,227,175
                                                                   ------------
                                                                   $  9,381,857
                                                                   ------------
RAILROAD & SHIPPING -- 0.7%
Kansas City Southern Railway Co.,
  7.5%, 2009 ..............................    $ 1,795,000         $  1,853,338
TFM S.A. de C.V., 9.375%, 2012## ..........        362,000              376,480
TFM S.A. de C.V., 12.5%, 2012 .............        264,000              308,880
                                                                   ------------
                                                                   $  2,538,698
                                                                   ------------
RESTAURANTS -- 0.3%
Carrols Holdings Corp., 9%, 2013## ........    $ 1,230,000         $  1,245,375
                                                                   ------------

RETAILERS -- 2.4%
Buhrmann U.S., Inc., 7.875%, 2015## .......    $ 1,195,000         $  1,165,125
Couche-Tard, Inc., 7.5%, 2013 .............      1,820,000            1,911,000
Dollar General Corp., 8.625%, 2010 ........      1,305,000            1,487,700
Eye Care Centers of America, Inc.,
  10.75%, 2015## ..........................        620,000              554,900
Finlay Fine Jewelry Corp.,
  8.375%, 2012 ............................      1,725,000            1,554,656
J.C. Penney Corp., Inc., 8%, 2010 .........        995,000            1,094,500
Rite Aid Corp., 9.25%, 2013 ...............        800,000              784,000
Rite Aid Corp., 6.875%, 2013 ..............        850,000              735,250
                                                                   ------------
                                                                   $  9,287,131
                                                                   ------------
SPECIALTY STORES -- 0.3%
Payless ShoeSource, Inc.,
  8.25%, 2013 .............................    $ 1,085,000         $  1,144,675
                                                                   ------------
STEEL -- 0.5%
AK Steel Holding Corp., 7.75%, 2012 .......    $ 1,595,000         $  1,347,775
Chaparral Steel Co., 10%, 2013## ..........        545,000              549,088
                                                                   ------------
                                                                   $  1,896,863
                                                                   ------------
SUPERMARKETS -- 0.5%
Jitney Jungle Stores of America, Inc.,
  10.375%, 2007** .........................    $   250,000         $          0
Roundy's, Inc., 8.875%, 2012 ..............      1,740,000            1,792,200
                                                                   ------------
                                                                   $  1,792,200
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 3.9%
Alamosa Holdings, Inc., 0% to 2005,
  12% to 2009 .............................    $ 1,167,000         $  1,286,617
American Tower Corp., 9.375%, 2009 ........        104,000              109,070
American Tower Corp., 7.125%, 2012 ........        470,000              497,025
American Towers, Inc., 7.25%, 2011 ........        735,000              775,425
Centennial Communications Corp.,
  10.125%, 2013 ...........................        655,000              740,150
Dobson Cellular Systems, Inc.,
  9.875%, 2012 ............................        320,000              336,800
Dolphin Telecom PLC, 11.5%, 2008** ........      2,750,000                    0
Dolphin Telecom PLC, 14%, 2009** ..........      1,525,000                    0
IWO Escrow Co., FRN,
  6.8906%, 2012## .........................        155,000              153,838
Nextel Communications, Inc.,
  5.95%, 2014 .............................      5,380,000            5,588,475
Rogers Wireless, Inc., 6.375%, 2014 .......      1,380,000            1,404,150
Rogers Wireless, Inc., 7.5%, 2015 .........      1,060,000            1,152,750
Rural Cellular Corp., 9.75%, 2010 .........        870,000              809,100
Rural Cellular Corp., 9.875%, 2010 ........      1,090,000            1,125,425
U.S. Unwired, Inc., 10%, 2012 .............        935,000            1,040,188
                                                                   ------------
                                                                   $ 15,019,013
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 5.9%
AT&T Corp., 7.3%, 2011 ....................    $ 1,280,000         $  1,475,200
AT&T Corp., 9.75%, 2031 ...................        625,000              813,281
Cincinnati Bell, Inc., 8.375%, 2014 .......      1,125,000            1,153,125
Cincinnati Bell, Inc., 8.375%, 2014## .....        205,000              210,125
Citizens Communications Co.,
  9.25%, 2011 .............................      2,176,000            2,428,960
Citizens Communications Co.,
  6.25%, 2013 .............................        920,000              890,100
Citizens Communications Co.,
  9%, 2031 ................................        370,000              379,250
Eircom Funding PLC, 8.25%, 2013 ...........        750,000              813,750
Espirit Telecom Group PLC,
  10.875%, 2008** .........................        200,000                    0
GCI, Inc., 7.25%, 2014 ....................      1,390,000            1,334,400
Hawaiian Telcom Communications, Inc.,
  9.75%, 2013## ...........................        300,000              318,000
Hawaiian Telcom Communications, Inc.,
  12.5%, 2015## ...........................        175,000              186,375
MCI, Inc., 6.908%, 2007 ...................        925,000              937,718
MCI, Inc., 7.688%, 2009 ...................        815,000              848,619
Qwest Capital Funding, Inc.,
  7.25%, 2011 .............................      1,390,000            1,330,925
Qwest Corp., 7.875%, 2011## ...............      1,675,000            1,746,188
Qwest Corp., 8.125%, 2012## ...............      1,625,000            1,767,188
Qwest Services Corp., 13.5%, 2010 .........      3,920,000            4,527,600
Time Warner Telecom Holdings, Inc.,
  9.25%, 2014 .............................        500,000              482,500
Time Warner Telecom Holdings, Inc.,
  9.25%, 2014## ...........................      1,120,000            1,080,800
                                                                   ------------
                                                                   $ 22,724,104
                                                                   ------------
TIRE & RUBBER -- 0.4%
Cooper Standard Automotive, Inc.,
  8.375%, 2014 ............................    $   990,000         $    782,100
Goodyear Tire & Rubber Co.,
  9%, 2015## ..............................        760,000              746,700
                                                                   ------------
                                                                   $  1,528,800
                                                                   ------------
TOBACCO -- 0.5%
R. J. Reynolds Tobacco Holdings, Inc.,
  7.25%, 2012 .............................    $ 1,040,000         $  1,058,200
R. J. Reynolds Tobacco Holdings, Inc.,
  7.3%, 2015## ............................        865,000              865,000
                                                                   ------------
                                                                   $  1,923,200
                                                                   ------------
TRANSPORTATION -- SERVICES -- 0.6%
CHC Helicopter Corp., 7.375%, 2014 ........    $   785,000         $    783,038
Stena AB, 9.625%, 2012 ....................        435,000              474,150
Stena AB, 7%, 2016 ........................        951,000              882,053
Westinghouse Air Brake Technologies Corp.,
  6.875%, 2013 ............................        210,000              215,250
                                                                   ------------
                                                                   $  2,354,491
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 8.4%
AES Corp., 8.75%, 2013## ..................    $ 1,985,000         $  2,218,238
AES Corp., 9%, 2015## .....................      1,010,000            1,133,725
Allegheny Energy Supply Co. LLC,
  8.25%, 2012## ...........................      1,255,000            1,405,600
Calpine Corp., 8.5%, 2008 .................      1,005,000              723,600
Calpine Corp., 9.625%, 2014## .............        420,000              420,000
CenterPoint Energy, Inc., 7.25%, 2010 .....        788,000              874,306
CMS Energy Corp., 8.5%, 2011 ..............      1,450,000            1,616,750
DPL, Inc., 6.875%, 2011 ...................        750,000              810,000
Dynegy Holdings, Inc.,
  9.875%, 2010## ..........................        505,000              558,025
Dynegy Holdings, Inc.,
  6.875%, 2011 ............................         15,000               14,813
Dynegy Holdings, Inc.,
  10.125%, 2013## .........................        645,000              728,850
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 .............................      1,310,000            1,521,482
FirstEnergy Corp., 6.45%, 2011 ............      1,373,000            1,500,175
FirstEnergy Corp., 7.375%, 2031 ...........        458,000              559,849
Midwest Generation LLC, 8.75%, 2034 .......      1,970,000            2,206,400
Mission Energy Holding Co.,
  13.5%, 2008 .............................        325,000              385,938
Nevada Power Co., 6.5%, 2012 ..............        270,000              282,150
Nevada Power Co., 5.875%, 2015## ..........        690,000              693,450
NorthWestern Corp., 5.875%, 2014## ........      1,245,000            1,276,125
NRG Energy, Inc., 8%, 2013## ..............      2,099,000            2,214,445
PSEG Energy Holdings LLC,
  8.625%, 2008 ............................      1,850,000            1,965,625
Reliant Energy, Inc., 6.75%, 2014 .........        520,000              508,300
Reliant Resources, Inc., 9.25%, 2010 ......        435,000              474,150
Reliant Resources, Inc., 9.5%, 2013 .......        635,000              704,850
Sierra Pacific Power Co., 6.25%, 2012 .....        585,000              601,088
Sierra Pacific Resources,
  8.625%, 2014 ............................        815,000              900,574
Teco Energy, Inc., 7%, 2012 ...............      1,060,000            1,144,800
Tenaska Alabama Partners LP,
  7%, 2021## ..............................        508,000              514,350
Texas Genco LLC, 6.875%, 2014## ...........      1,140,000            1,199,850
TXU Corp., 5.55%, 2014## ..................      3,430,000            3,326,606
                                                                   ------------
                                                                   $ 32,484,114
                                                                   ------------
    Total Bonds (Identified Cost, $357,428,703) ..........         $359,974,257
                                                                   ------------
STOCKS -- 1.3%

Issuer                                            Shares             Value
APPAREL MANUFACTURERS -- 0.1%
Sind Holdings, Inc.+* .....................          3,355         $    353,617
                                                                   ------------

AUTOMOTIVE -- 0.3%
Magna International, Inc., "A" ............         16,400         $  1,153,576
Oxford Automotive* ........................             21                    0
                                                                   ------------
                                                                   $  1,153,576
                                                                   ------------
BROADCAST & CABLE TV -- 0.6%
NTL, Inc.* ................................         12,547         $    858,466
Ono Finance* ..............................          3,185                    0
Telewest Global, Inc.* ....................         57,368            1,306,843
                                                                   ------------
                                                                   $  2,165,309
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.0%
Corporacion Durango S.A. de C.V.+* ........         60,684         $     47,144
                                                                   ------------

PHARMACEUTICALS -- 0.2%
Merck & Co., Inc. .........................         26,600         $    819,280
                                                                   ------------

PRINTING & PUBLISHING -- 0.0%
Golden Books Family Entertainment, Inc.* ..         17,708         $          0
                                                                   ------------

SPECIALTY CHEMICALS -- 0.0%
Sterling Chemicals, Inc.* .................             74         $      2,590
                                                                   ------------

TELECOMMUNICATIONS -- WIRELESS -- 0.1%
Vodafone Group PLC, ADR ...................         14,484         $    352,251
                                                                   ------------

TELEPHONE SERVICES -- 0.0%
VersaTel Telecom International N.V.* ......         20,520         $     45,634
                                                                   ------------
    Total Stocks (Identified Cost, $6,062,570) ...........         $  4,939,401
                                                                   ------------

CONVERTIBLE PREFERRED STOCK -- 0.4%

AUTOMOTIVE -- 0.4%
General Motors Corp., 5.25%
  (Identified Cost, $1,336,760) ...........         74,597         $  1,384,520
                                                                   ------------

PREFERRED STOCKS -- 0.6%
BROADCAST & CABLE TV -- 0.1%
Paxson Communications Corp.,
  14.25% ..................................             58         $    374,100
                                                                   ------------

CONSUMER GOODS & SERVICES -- 0.0%
Renaissance Cosmetics, Inc., 14% ..........            852         $          0
                                                                   ------------

PRINTING & PUBLISHING -- 0.5%
PRIMEDIA, Inc., 8.625% ....................         20,165         $  1,981,211
                                                                   ------------

REAL ESTATE -- 0.0%
HRPT Properties Trust, "B", 8.75% .........          1,225         $     33,173
                                                                   ------------

TELEPHONE SERVICES -- 0.0%
PTV, Inc., "A", 10% .......................             37         $         74
                                                                   ------------
    Total Preferred Stocks
      (Identified Cost, $2,483,105) ......................         $  2,388,558
                                                                   ------------

WARRANTS -- 0.0%

                                  Strike      First
Issuer                             Price    Exercise   Shares         Value

Cybernet Internet Services
  (Computer Software)* ........   $22.28    10/29/99     800       $          0
GT Group Telecom, Inc.
  (Telephone Services)* .......     0.00     8/01/00   2,900                  0
Knology, Inc.
  (Telecommunications -
  Wireline)##* ................     0.10    11/22/97     525                  0
Loral Space & Communications
  Ltd. (Business Services)* ...     0.14     1/28/97   1,000                  9
Loral Space & Communications
  Ltd. (Business Services)* ...     0.14     1/28/97   1,100                  8
Pliant Corp. (Containers)##* ..     0.01     5/25/00     660                  7
Renaissance Cosmetics, Inc.
  (Consumer Goods & Services)*      0.01     8/08/96     689                  0
Sterling Chemicals, Inc.
  (Specialty Chemicals)* ......    52.00    12/31/02     120                144
Thermadyne Holdings Corp.
  (Machinery & Tools)* ........    20.78     5/29/03   6,594              1,319
XM Satellite Radio, Inc.
  (Broadcast & Cable TV)* .....    45.24     9/16/00   1,030             61,800
XO Communications, Inc., "A"
  (Telephone Services)* .......     6.25     5/27/03   1,302                456
XO Communications, Inc., "B"
  (Telephone Services)* .......     7.50     5/27/03     976                254
XO Communications, Inc., "C"
  (Telephone Services)* .......    10.00     5/27/03     976                205
                                                                   ------------
    Total Warrants (Identified Cost, $527,649) ...........         $     64,202
                                                                   ------------

SHORT-TERM OBLIGATION -- 3.3%

Issuer                                        Par Amount               Value
Citigroup Funding, Inc., 3.43%,
  due 7/01/05, at Amortized Cost< .........    $12,912,000         $ 12,912,000
                                                                   ------------
    Total Investments
      (Identified Cost, $380,750,787)(S) .................         $381,662,938
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- 1.1% ...............................            4,212,472
                                                                   ------------
    Net Assets -- 100.0% .................................         $385,875,410
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

INTERNATIONAL VALUE SERIES

STOCKS -- 96.6%

Issuer                                              Shares             Value
AIRLINES -- 0.9%
easyJet Airline Co. Ltd.* .................        118,270         $    516,189
SANEF* ....................................          2,650              142,047
Thai Airways International Public Co. Ltd.         338,500              325,271
                                                                   ------------
                                                                   $    983,507
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.7%
Diageo PLC ................................         51,258         $    753,119
                                                                   ------------

APPAREL MANUFACTURERS -- 1.3%
Impact 21 Co. Ltd. ........................         23,400         $    575,600
Sanyo Shokai Ltd. .........................        159,400              822,545
                                                                   ------------
                                                                   $  1,398,145
                                                                   ------------
AUTOMOTIVE -- 4.9%
Autoliv, Inc.^ ............................         14,700         $    637,434
Bayerische Motoren Werke AG ...............         17,970              816,767
Compagnie Generale des Etablissements
  Michelin^ ...............................          9,200              557,869
PSA Peugeot Citroen S.A.^ .................         17,400            1,026,329
Renault S.A.^ .............................          8,400              737,426
Toyota Motor Corp. ........................         38,300            1,369,564
                                                                   ------------
                                                                   $  5,145,389
                                                                   ------------
BANKS & CREDIT COMPANIES -- 13.6%
Aiful Corp. ...............................         14,050         $  1,043,473
BNP Paribas^ ..............................         17,000            1,161,073
Close Brothers Group PLC ..................         18,880              248,709
Credit Agricole S.A.^ .....................         63,563            1,604,365
DEPFA Bank PLC ............................         31,200              498,581
DNB Holding A.S.A.^ .......................         63,360              656,550
Erste Bank der Oesterreichischen
  Sparkassen AG ...........................          7,160              358,087
Grupo Financiero Inbursa S.A. de C.V ......        160,100              346,234
Hana Bank .................................         24,600              656,325
Irish Life & Permanent PLC ................         39,460              690,265
Joyo Bank .................................         68,000              332,365
Kookmin Bank ..............................          9,650              438,891
Krung Thai Bank PLC .......................      1,523,900              343,030
Krungthai Card PLC ........................        491,000              263,832
LIC Housing Finance Ltd. ..................         60,900              290,177
Nordea Bank AB^ ...........................        111,600            1,011,447
Royal Bank of Scotland Group PLC ..........         57,071            1,718,442
Shinsei Bank Ltd. .........................         73,000              391,820
Takefuji Corp. ............................         31,460            2,127,784
                                                                   ------------
                                                                   $ 14,181,450
                                                                   ------------
BROADCAST & CABLE TV -- 2.8%
Findexa Ltd. ..............................         87,600         $    330,713
PagesJaunes S.A ...........................         39,900              929,743
Premiere AG* ..............................         15,310              529,336
Tokyo Broadcasting System, Inc. ...........         66,400            1,094,426
                                                                   ------------
                                                                   $  2,884,218
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 0.4%
ICAP PLC ..................................         83,900         $    445,294
                                                                   ------------

BUSINESS SERVICES -- 0.4%
PHS Group PLC .............................        236,400         $    438,815
                                                                   ------------

CHEMICALS -- 1.8%
Hanwha Chemical Corp. .....................         37,940         $    449,313
Syngenta AG ...............................         14,137            1,446,025
                                                                   ------------

                                                                   $  1,895,338
                                                                   ------------
CONSTRUCTION -- 3.3%
Geberit AG ................................          1,300         $    829,527
Italcementi S.p.A .........................         84,900              931,299
Italcementi S.p.A. -- Ordinary^ ...........         28,600              444,633
Sekisui Chemical Co. Ltd. .................        153,000            1,049,647
Urbi Desarrollos Urbanos S.A. de C.V.* ....         44,100              242,112
                                                                   ------------
                                                                   $  3,497,218
                                                                   ------------
CONSUMER GOODS & SERVICES -- 0.4%
Unicharm Corp. ............................         10,300         $    414,266
                                                                   ------------

ELECTRICAL EQUIPMENT -- 1.3%
Bodycote International PLC ................         89,900         $    275,769
Samsung SDI Co. Ltd. ......................          3,950              368,745
Schneider Electric S.A ....................          5,616              421,676
Vestas Wind Systems^* .....................         17,200              283,532
                                                                   ------------
                                                                   $  1,349,722
                                                                   ------------
ELECTRONICS -- 4.0%
Barco N.V .................................          4,400         $    313,565
Brother Industries Ltd. ...................         35,000              320,233
CANON, Inc.^ ..............................         12,000              628,665
MediaTek, Inc. ............................         35,000              301,275
Ricoh Co. .................................         39,000              606,119
Royal Philips Electronics N.V .............         16,300              409,461
Samsung Electronics Co. Ltd. ..............          2,250            1,066,033
Seiko Epson Corp. .........................         15,100              501,839
                                                                   ------------
                                                                   $  4,147,190
                                                                   ------------
ENERGY -- INDEPENDENT -- 3.4%
Cairn Energy PLC* .........................         24,800         $    596,387
CNOOC Ltd. ................................      1,866,500            1,103,158
EnCana Corp. ..............................         35,580            1,401,109
PTT Public Co. ............................         76,900              405,765
                                                                   ------------
                                                                   $  3,506,419
                                                                   ------------
ENERGY -- INTEGRATED -- 6.8%
BP PLC, ADR ...............................         31,436         $  1,960,978
LUKOIL, ADR ...............................          9,200              338,652
Repsol YPF S.A.^ ..........................         28,100              714,524
Statoil ASA ...............................         70,000            1,420,877
TOTAL S.A., ADR^ ..........................         22,520            2,631,462
                                                                   ------------
                                                                   $  7,066,493
                                                                   ------------
FOOD & DRUG STORES -- 2.2%
Carrefour S.A .............................         17,800         $    858,068
Lawson, Inc. ..............................         16,200              564,624
William Morrison Supermarkets PLC .........        252,300              836,942
                                                                   ------------
                                                                   $  2,259,634
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 5.2%
CoolBrands International, Inc.* ...........         53,900         $    180,940
Greencore Group PLC .......................         91,771              399,391
Kirin Beverage Corp.^ .....................         15,700              354,662
Nestle S.A ................................         10,958            2,796,627
Unilever PLC ..............................        172,630            1,658,999
                                                                   ------------
                                                                   $  5,390,619
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.5%
Abitibi-Consolidated, Inc. ................        109,500         $    487,143
                                                                   ------------

FURNITURE & APPLIANCES -- 0.3%
Indesit Co. S.p.A.^ .......................         23,400         $    295,790
                                                                   ------------

GAMING & LODGING -- 0.8%
OPAP S.A ..................................         14,800         $    425,823
William Hill Organization Ltd. ............         43,500              418,521
                                                                   ------------
                                                                   $    844,344
                                                                   ------------
INSURANCE -- 4.0%
Aviva PLC .................................         74,890         $    831,357
Benfield Group PLC ........................        157,520              746,412
Catlin Group Ltd. .........................         37,400              272,357
Hiscox PLC ................................        171,250              501,431
Jardine Lloyd Thompson Group PLC ..........        148,200              991,942
Riunione Adriatica di Sicurta S.p.A.^ .....         27,300              529,303
St. James's Place Capital PLC .............         67,200              276,037
                                                                   ------------
                                                                   $  4,148,839
                                                                   ------------
LEISURE & TOYS -- 1.7%
Heiwa Corp.^ ..............................         39,800         $    556,802
Nintendo Co. Ltd. .........................          7,800              812,667
Tamron Co. Ltd.(S)(S) .....................         13,000              211,372
Tamron Co. Ltd.^ ..........................         13,000              211,425
                                                                   ------------
                                                                   $  1,792,266
                                                                   ------------
MACHINERY & TOOLS -- 3.3%
Alfa Laval AB^ ............................         23,800         $    343,479
ASSA ABLOY AB, "B"^ .......................         50,900              652,941
Fanuc Ltd. ................................          9,700              614,817
Finning International, Inc. ...............         10,900              321,058
Hyundai Mobis .............................          7,400              495,184
Sandvik AB ................................         16,000              591,846
Vallourec S.A.^ ...........................          1,500              431,215
                                                                   ------------
                                                                   $  3,450,540
                                                                   ------------
METALS & MINING -- 1.1%
Anglo American PLC ........................         47,800         $  1,120,946
                                                                   ------------

NATURAL GAS -- DISTRIBUTION -- 1.5%
Tokyo Gas Co. Ltd.^ .......................        428,000         $  1,598,293
                                                                   ------------

OIL SERVICES -- 1.4%
Compagnie Generale de Geophysique S.A.^* ..          6,100         $    515,109
Fugro N.V.^ ...............................         20,412              506,598
Tenaris S.A., ADR .........................          6,000              469,620
                                                                   ------------
                                                                   $  1,491,327
                                                                   ------------
PHARMACEUTICALS -- 4.2%
AstraZeneca PLC ...........................         23,330         $    963,964
Roche Holding AG ..........................          6,800              856,375
Sanofi-Aventis^ ...........................         12,625            1,032,524
Schering AG ...............................         11,740              718,236
Tanabe Seiyaku Co. Ltd. ...................         82,000              791,235
                                                                   ------------
                                                                   $  4,362,334
                                                                   ------------
PRINTING & PUBLISHING -- 1.4%
Reed Elsevier PLC .........................         49,330         $    470,920
Yell Group PLC ............................        125,430              953,572
                                                                   ------------
                                                                   $  1,424,492
                                                                   ------------
SPECIALTY CHEMICALS -- 1.3%
Air Liquide S.A.^ .........................          7,900         $  1,341,566
                                                                   ------------

SPECIALTY STORES -- 2.0%
EDION Corp. ...............................         32,400         $    421,245
Grupo Elektra S.A. de C.V .................         45,100              334,880
Matalan PLC ...............................        127,400              405,052
Neste Oil OYJ* ............................         23,660              612,095
NEXT PLC ..................................         13,300              358,167
                                                                   ------------
                                                                   $  2,131,439
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 3.5%
KDDI Corp. ................................            164         $    756,815
MobilCom AG^ ..............................         20,100              433,768
O2 PLC ....................................        288,000              701,133
Vodafone Group PLC ........................        742,953            1,805,103
                                                                   ------------
                                                                   $  3,696,819
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 0.5%
AFK Sistema, GDR## ........................         16,840         $    276,176
ZTE Corp. .................................         83,000              246,937
                                                                   ------------
                                                                   $    523,113
                                                                   ------------
TELEPHONE SERVICES -- 6.1%
Brasil Telecom Participacoes S.A., ADR ....          7,100         $    256,310
Deutsche Telekom AG .......................         89,000            1,643,080
FastWeb S.p.A.^* ..........................          6,800              292,380
Hanaro Telecom, Inc.* .....................         92,100              221,385
KT Freetel Co. Ltd. .......................         26,200              605,453
Royal KPN N.V .............................        134,850            1,128,310
Starhub Ltd.* .............................        489,000              531,080
Telecom Corp. of New Zealand Ltd.^ ........        153,788              642,637
Telefonica S.A.^ ..........................         65,968            1,075,996
                                                                   ------------
                                                                   $  6,396,631
                                                                   ------------
TOBACCO -- 2.4%
British American Tobacco PLC ..............         98,000         $  1,892,741
Swedish Match AB^ .........................         57,700              653,808
                                                                   ------------
                                                                   $  2,546,549
                                                                   ------------
TRUCKING -- 2.1%
Singapore Post Ltd. .......................      1,501,400         $    885,361
TNT N.V ...................................         49,500            1,253,660
                                                                   ------------
                                                                   $  2,139,021
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 5.1%
Fortum Corp. ..............................         69,000         $  1,105,237
Iberdrola S.A.^ ...........................         24,400              640,925
Kelda Group PLC ...........................         47,000              586,874
Scottish Power PLC ........................         27,000              239,174
Severn Trent PLC ..........................         29,300              532,373
Suez S.A.^ ................................         41,900            1,132,074
Tohoku Electric Power Co., Inc. ...........         39,500              842,434
United Utilities PLC, "A" .................         46,000              271,950
                                                                   ------------
                                                                   $  5,351,041
                                                                   ------------
    Total Stocks (Identified Cost, $85,228,109) ..........         $100,899,329
                                                                   ------------

RIGHTS -- 0.0%
MACHINERY & TOOLS -- 0.0%
Vallourec S.A .............................          1,500         $      7,652
                                                                   ------------
    Total Rights (Identified Cost, $--) ..................         $      7,652
                                                                   ------------

SHORT-TERM OBLIGATION -- 2.4%

Issuer                                          Par Amount           Value
Citigroup Funding, Inc., 3.43%, due
  7/01/05, at Amortized Cost< .............    $ 2,480,000         $  2,480,000
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 15.4%

Issuer                                            Shares             Value
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     16,128,321         $ 16,128,321
    Total Investments
      (Identified Cost, $103,836,430)(S) .................         $119,515,302
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (14.4)% ............................          (15,013,721)
                                                                   ------------
    Net Assets -- 100.0% .................................         $104,501,581
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

MONEY MARKET SERIES

CERTIFICATES OF DEPOSIT -- 11.3%

Issuer                                          Par Amount           Value
Barclays Bank PLC NY,
  3.105%, due 07/11/2005 ..................    $15,100,000         $ 15,100,000
Caylon NY, 3.37%, due 09/20/2005 ..........      5,745,000            5,744,056
Credit Suisse First Boston NY,
  3.1%, due 07/11/2005 ....................     15,625,000           15,625,000
Societe Generale London,
  3.195%, due 08/09/2005 ..................      5,000,000            5,000,000
                                                                   ------------
    Total Certificates of Deposit
      at amortized cost ..................................         $ 41,469,056
                                                                   ------------
COMMERCIAL PAPER< -- 88.8%
AIG Funding, Inc., 3.08%, due 7/07/05 .....    $ 3,545,000         $  3,543,180
AIG Funding, Inc., 3.215%, due 8/09/05 ....      6,299,000            6,277,061
Abbey National North America LLC,
  3%, due 7/08/05 .........................     11,000,000           10,993,583
American Express Credit Corp.,
  3.15%, due 8/09/05 ......................     15,740,000           15,686,287
American General Finance Corp.,
  3.1%, due 8/05/05 .......................      5,000,000            4,984,931
Bank of America Corp.,
  3.11%, due 7/18/05 ......................     12,490,000           12,471,657
Barton Capital LLC,
  3.15%, due 7/14/05@ .....................        308,000              307,650
Blue Ridge Asset Management,
  3.24%, due 8/05/05@ .....................     11,796,000           11,758,843
Blue Ridge Asset Management,
  3.19%, due 8/11/05@ .....................      3,000,000            2,989,101
CAFCO LLC, 3.03%, due 7/05/05@ ............      5,000,000            4,998,317
Ciesco LLC, 3.32%, due 9/13/05@ ...........     14,850,000           14,748,657
Citibank Credit Card Issuance Trust, 3.09%,
  due 7/08/05@ ............................     12,910,000           12,902,243
Citibank Credit Card Issuance Trust, 3.15%,
  due 7/26/05@ ............................      1,975,000            1,970,680
Citigroup Funding, Inc.,
  3.1%, due 7/01/05 .......................      3,348,000            3,348,000
Citigroup Funding, Inc.,
  3.43%, due 7/01/05 ......................      1,451,000            1,451,000
Depfa Bank PLC, 3.06%, due 7/18/05@ .......     10,400,000           10,384,972
Depfa Bank PLC, 3.16%, due 8/08/05@ .......      5,320,000            5,302,255
Dexia Delaware LLC, 3%, due 7/05/05 .......     13,130,000           13,125,623
Dexia Delaware LLC,
  3.18%, due 8/02/05 ......................      1,680,000            1,675,251
Edison Asset Securitization LLC,
  3.02%, due 7/07/05@ .....................      4,872,000            4,869,548
Edison Asset Securitization LLC,
  3.33%, due 8/26/05@ .....................      5,425,000            5,396,898
Falcon Asset Securitization Corp.,
  3.1%, due 7/12/05@ ......................      9,626,000            9,616,882
Falcon Asset Securitization Corp.,
  3.16%, due 7/14/05@ .....................      5,155,000            5,149,117
General Electric Capital Corp.,
  3.12%, due 7/25/05 ......................     13,120,000           13,092,710
Govco, Inc., 3.04%, due 7/12/05@ ..........      4,575,000            4,570,750
Govco, Inc., 3.32%, due 9/15/05@ ..........      3,365,000            3,341,415
Govco, Inc., 3.38%, due 9/16/05@ ..........      3,106,000            3,083,545
HBOS Treasury Services PLC,
  3.37%, due 9/07/05 ......................    $   665,000         $    660,767
HSBC USA, Inc., 3.39%, due 9/27/05 ........     10,404,000           10,317,786
ING America Insurance Holdings, Inc.,
  3.03%, due 7/06/05 ......................      5,648,000            5,645,623
ING America Insurance Holdings, Inc.,
  3.16%, due 8/08/05 ......................     10,005,000            9,971,628
Jupiter Securitization Corp.,
  3.2%, due 7/22/05@ ......................     10,572,000           10,552,266
Morgan Stanley, Inc., 3%, due 7/07/05 .....     15,545,000           15,537,227
Natexis Banques Populaires,
  3.115%, due 7/26/05 .....................     15,540,000           15,506,384
Preferred Receivables Funding Corp., 3.37%,
  due 9/20/05@ ............................      2,156,000            2,139,652
Procter & Gamble Co.,
  3.37%, due 9/19/05@ .....................     11,732,000           11,644,140
Ranger Funding Co. LLC,
  3.24%, due 7/26/05@ .....................      2,250,000            2,244,938
SBC Communications, Inc.,
  3.15%, due 7/18/05@ .....................      5,305,000            5,297,109
SBC Communications, Inc.,
  3.21%, due 8/03/05@ .....................      3,184,000            3,174,631
SBC Communications, Inc.,
  3.22%, due 8/03/05@ .....................      2,631,000            2,623,234
SBC Communications, Inc.,
  3.27%, due 8/15/05@ .....................        907,000              903,293
Toyota Motor Credit Corp.,
  3.13%, due 8/01/05 ......................      1,500,000            1,495,957
Toyota Motor Credit Corp.,
  3.35%, due 9/20/05 ......................     11,000,000           10,917,088
UBS Finance Delaware LLC,
  3.08%, due 7/13/05 ......................     15,220,000           15,204,374
Verizon Network Funding Co.,
  3.36%, due 8/30/05 ......................     14,850,000           14,766,840
                                                                   ------------
    Total Commercial Paper, at Amortized Cost ............         $326,643,093
                                                                   ------------
    Total Investments, at Amortized Cost and Value .......         $368,112,149
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (0.1)% .............................             (300,959)
                                                                   ------------
    Net Assets -- 100.0% .................................         $367,811,190
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

STRATEGIC INCOME SERIES

BONDS -- 95.5%

Issuer                                           Par Amount           Value
ADVERTISING & BROADCASTING -- 3.2%
Allbritton Communications Co.,
  7.75%, 2012 .............................    $   300,000         $    295,500
Echostar DBS Corp., 6.375%, 2011 ..........        215,000              213,119
Emmis Operating Co., 6.875%, 2012 .........        110,000              108,900
Granite Broadcasting Corp.,
  9.75%, 2010 .............................        440,000              409,200
Innova S. de R.L., 9.375%, 2013 ...........        100,000              112,750
Intelsat Ltd., 8.625%, 2015## .............        230,000              242,650
Lamar Media Corp., 7.25%, 2013 ............        200,000              211,000
Liberty Media Corp., 5.7%, 2013 ...........        251,000              233,456
Panamsat Holding Corp., 0% to 2005,
  10.375% to 2014 .........................        290,000              199,375
Paxson Communications Corp.,
  0% to 2006, 12.25% to 2009 ..............        360,000              336,600
Spanish Broadcasting System, Inc.,
  9.625%, 2009 ............................        375,000              393,281
                                                                   ------------
                                                                   $  2,755,831
                                                                   ------------
AEROSPACE -- 0.2%
TransDigm Holding Co., 8.375%, 2011 .......    $   150,000         $    159,000
                                                                   ------------

AIRLINES -- 0.2%
Continental Airlines, Inc., 7.568%, 2006 ..    $    90,000         $     77,495
Continental Airlines, Inc., 7.566%, 2020 ..        174,921              144,063
                                                                   ------------
                                                                   $    221,558
                                                                   ------------
APPAREL MANUFACTURERS -- 0.1%
Levi Strauss & Co., 12.25%, 2012 ..........    $   105,000         $    114,713
                                                                   ------------
ASSET BACKED & SECURITIZED -- 7.1%
Anthracite CDO Ltd., 6%, 2037## ...........    $   200,000         $    179,620
ARCap, Inc., 6.1%, 2045## .................        200,000              188,000
Asset Securitization Corp.,
  8.7809%, 2029## .........................        185,000              174,088
Asset Securitization Corp., FRN,
  8.2909%, 2026 ...........................        215,000              224,298
Chase Commercial Mortgage Securities Corp.,
  6.6%, 2012 ..............................        360,000              371,549
Commercial Mortgage Acceptance Corp.,
  5.44%, 2030## ...........................        630,000              647,528
Countrywide Asset-Backed Certificates,
  4.575%, 2035 ............................         38,000               38,178
Crest Ltd., 7%, 2040## ....................        270,000              262,612
Deutsche Mortgage & Asset Receiving Corp.,
  7.5%, 2031 ..............................        250,000              238,750
DLJ Commercial Mortgage Corp.,
  6.04%, 2031 .............................        265,000              269,533
DLJ Commercial Mortgage Corp., FRN,
  7.8614%, 2032 ...........................        565,000              631,141
Falcon Franchise Loan LLC, FRN,
  3.0949%, 2023##^^ .......................        825,823              104,042
Falcon Franchise Loan LLC, FRN,
  3.804%, 2025^^ ..........................        922,016              160,215
First Union-Lehman Brothers Bank of
  America, FRN, 0.7025%, 2028^^ ...........      9,237,542              190,764
First Union-Lehman Brothers Commercial
  Mortgage Trust, 7%, 2029## ..............        150,000              169,223
GMAC Commercial Mortgage Securities, Inc.,
  6.02%, 2033 .............................        350,000              336,283
Morgan Stanley Capital I, Inc.,
  7.18%, 2009 .............................        180,000              190,680
Morgan Stanley Capital I, Inc.,
  6.86%, 2010 .............................        250,000              257,906
Morgan Stanley Capital I, Inc.,
  1.5639%, 2039##^^ .......................      2,662,489              220,454
Mortgage Capital Funding, Inc.,
  7.214%, 2007 ............................        250,000              262,701
Prudential Securities Secured Financing
  Corp., FRN, 7.4024%, 2013## .............        411,000              454,953
Salomon Brothers Mortgage Securities, Inc.,
  FRN, 7.3432%, 2032## ....................        530,129              602,111
                                                                   ------------
                                                                   $  6,174,629
                                                                   ------------
AUTOMOTIVE -- 2.0%
Affinia Group, Inc., 9%, 2014## ...........    $    25,000              $21,000
Ford Motor Credit Co., 6.625%, 2008 .......        525,000              518,515
General Motors Acceptance Corp.,
  5.85%, 2009 .............................        332,000              311,220
General Motors Corp., 8.375%, 2033 ........        661,000              551,935
Navistar International Corp., 7.5%, 2011 ..        150,000              153,000
TRW Automotive, Inc., 9.375%, 2013 ........         76,000               84,170
TRW Automotive, Inc., 11%, 2013 ...........         52,000               59,800
                                                                   ------------
                                                                   $  1,699,640
                                                                   ------------
BANKS & CREDIT COMPANIES -- 3.3%
Banco Mercantil del Norte S.A., FRN,
  5.875%, 2014## ..........................    $   568,000         $    577,230
BNP Paribas, 5.186%, 2049## ...............        232,000              234,556
Bosphorus Financial Services Ltd.,
  5.0681%, 2012## .........................        200,000              194,000
Chuo Mitsui Trust & Banking Co.,
  5.506% to 2015, FRN to 2049## ...........        195,000              191,573
DFS Funding Corp., 5.49%, 2010## ..........        261,000              261,652
Kazkommerts International B.V.,
  10.125%, 2007 ...........................        100,000              108,500
Kazkommerts International B.V.,
  10.125%, 2007## .........................        221,000              239,785
Mizuho Financial Group, Inc.,
  4.75%, 2014## ........................... EUR    236,000              303,493
Turanalem Finance B.V., 8%, 2014## ........    $   120,000              121,200
UFJ Finance Aruba AEC, 6.75%, 2013 ........        159,000              177,317
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049## .............        290,000              348,205
VTB Capital S.A., 6.25%, 2035## ...........        140,000              141,750
                                                                   ------------
                                                                   $  2,899,261
                                                                   ------------
BASIC INDUSTRY -- 0.1%
Trimas Corp., 9.875%, 2012 ................    $   100,000         $     84,000
                                                                   ------------

BROADCAST & CABLE TV -- 2.3%
Charter Communications, Inc.,
  8.625%, 2009 ............................    $   405,000         $    300,712
Charter Communications, Inc.,
  8.375%, 2014## ..........................        275,000              273,625
Continental Cablevision, Inc.,
  9.5%, 2013 ..............................        322,000              338,591
CSC Holdings, Inc., 8.125%, 2009 ..........        398,000              402,975
Mediacom Broadband LLC, 9.5%, 2013 ........        100,000               99,750
Mediacom Broadband LLC, 11%, 2013 .........        105,000              113,663
Rogers Cable, Inc., 5.5%, 2014 ............        174,000              163,995
TCI Communications, Inc., 9.8%, 2012 ......        245,000              312,056
                                                                   ------------
                                                                   $  2,005,367
                                                                   ------------
BUILDING -- 0.7%
American Standard Cos., Inc.,
  7.625%, 2010 ............................    $   225,000         $    251,377
Jacuzzi Brands, Inc., 9.625%, 2010 ........         75,000               82,125
Nortek Holdings, Inc., 8.5%, 2014 .........        165,000              153,450
Nortek Holdings, Inc., 0% to 2009, 10.75%
  to 2014## ...............................        195,000               91,650
                                                                   ------------
                                                                   $    578,602
                                                                   ------------
BUSINESS SERVICES -- 1.3%
Iron Mountain, Inc., 8.625%, 2013 .........    $   330,000         $    341,550
Iron Mountain, Inc., 7.75%, 2015 ..........        150,000              150,750
Lucent Technologies, Inc., 5.5%, 2008 .....        280,000              277,900
Xerox Corp., 7.625%, 2013 .................        375,000              403,594
                                                                   ------------
                                                                   $  1,173,794
                                                                   ------------
CHEMICALS -- 2.7%
Acetex Corp., 10.875%, 2009 ...............    $   250,000         $    262,500
BCP Crystal Holdings Corp.,
  9.625%, 2014 ............................        270,000              302,400
Equistar Chemicals LP, 10.625%, 2011 ......        190,000              209,712
Huntsman International LLC,
  10.125%, 2009 ...........................        118,000              121,393
IMC Global, Inc., 10.875%, 2013 ...........        260,000              304,850
Kronos International, Inc., 8.875%, 2009 .. EUR     15,000               19,222
Lyondell Chemical Co., 9.625%, 2007 .......    $   200,000              213,500
Lyondell Chemical Co., 11.125%, 2012 ......        140,000              158,900
Nalco Co., 7.75%, 2011 ....................        105,000              111,825
Nalco Finance Holdings LLC, 0% to 2009,
  9% to 2014 ..............................        150,000              110,813
Nova Chemicals Corp., 6.5%, 2012 ..........        235,000              227,950
Rhodia S.A., 8.875%, 2011 .................        290,000              279,125
                                                                   ------------
                                                                   $  2,322,190
                                                                   ------------
CONSTRUCTION -- 0.2%
D.R. Horton, Inc., 8%, 2009 ...............    $   185,000         $    202,650
                                                                   ------------

CONSUMER GOODS & SERVICES -- 0.4%
Church & Dwight, Inc., 6%, 2012 ...........    $   175,000         $    176,750
Revlon Consumer Products Corp.,
  9.5%, 2011 ..............................        185,000              174,825
                                                                   ------------
                                                                   $    351,575
                                                                   ------------
CONTAINERS -- 1.4%
Crown European Holdings S.A.,
  9.5%, 2011 ..............................    $   275,000         $    303,875
Crown European Holdings S.A.,
  10.875%, 2013 ...........................        200,000              235,000
Huntsman Packaging Corp., 13%, 2010 .......         30,000               24,300
Owens-Brockway Glass Container, Inc.,
  8.875%, 2009 ............................        160,000              170,000
Owens-Brockway Glass Container, Inc.,
  8.25%, 2013 .............................        290,000              315,013
Pliant Corp., 13%, 2010 ...................        175,000              141,750
                                                                   ------------
                                                                   $  1,189,938
                                                                   ------------
DEFENSE ELECTRONICS -- 0.4%
L-3 Communications Holdings, Inc.,
  6.125%, 2014 ............................    $   385,000         $    385,000
                                                                   ------------

ELECTRONICS -- 0.3%
Flextronics International Ltd.,
  6.5%, 2013 ..............................    $   235,000         $    243,225
                                                                   ------------

EMERGING MARKET QUASI-SOVEREIGN -- 2.0%
Gazprom OAO, 9.625%, 2013 .................    $   320,000         $    392,000
Gazprom OAO, 8.625%, 2034## ...............        221,000              277,079
Pemex Project Funding Master Trust,
  7.375%, 2014 ............................        191,000              214,207
Pemex Project Funding Master Trust,
  8.625%, 2022 ............................        227,000              279,778
Petroliam Nasional Berhad,
  7.875%, 2022 ............................        190,000              241,811
Petronas Capital Ltd., 7.875%, 2022## .....        236,000              300,355
                                                                   ------------
                                                                   $  1,705,230
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 9.7%
Federal Republic of Brazil, 8%, 2014 ......    $ 1,536,793         $  1,573,292
Federal Republic of Brazil, 8.875%, 2019 ..        572,000              606,320
Federal Republic of Brazil, 4.25%, 2024 ...        216,000              203,040
Republic of Argentina, FRN,
  3.01%, 2012 .............................        761,000              688,324
Republic of Colombia, 11.75%, 2020 ........        120,000              157,800
Republic of Panama, 9.375%, 2023 ..........        211,000              260,585
Republic of Panama, 9.375%, 2029 ..........        285,000              352,688
Republic of Peru, 9.875%, 2015 ............        464,000              574,200
Republic of South Africa, 9.125%, 2009 ....         75,000               87,000
Republic of South Africa, 8.5%, 2017 ......        206,000              265,998
Republic of Turkey, 7.25%, 2015 ...........         86,000               88,580
Republic of Turkey, 7%, 2020 ..............         59,000               57,673
Russian Federation, 3%, 2008 ..............        476,000              449,106
Russian Federation, 3%, 2011 ..............        970,000              853,600
Russian Federation, 11%, 2018 .............        314,000              468,394
Russian Federation, 7.5%, 2030 ............        322,000              359,481
State of Qatar, 9.75%, 2030 ...............        197,000              305,843
United Mexican States, 6.625%, 2015 .......         24,000               26,412
United Mexican States, 8.125%, 2019 .......        557,000              683,718
United Mexican States, 8.3%, 2031 .........        274,000              341,130
                                                                   ------------
                                                                   $  8,403,184
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.5%
Chesapeake Energy Corp., 7.5%, 2014 .......    $   240,000         $    260,400
Chesapeake Energy Corp.,
  6.375%, 2015## ..........................         45,000               46,125
Encore Acquisition Co., 6.25%, 2014 .......        165,000              167,062
Kerr-McGee Corp., 6.95%, 2024 .............        321,000              331,681
Newfield Exploration Co., 6.625%, 2014 ....        165,000              172,838
Pioneer Natural Resource Co.,
  6.5%, 2008 ..............................        157,000              162,648
Plains Exploration & Production Co.,
  7.125%, 2014 ............................        165,000              176,550
                                                                   ------------
                                                                   $  1,317,304
                                                                   ------------
ENERGY -- INTEGRATED -- 0.3%
Siberian Oil Co., 10.75%, 2009 ............    $    70,000         $     78,316
Tyumen Oil Co., 11%, 2007 .................        137,000              151,556
                                                                   ------------
                                                                   $    229,872
                                                                   ------------
ENTERTAINMENT -- 0.9%
AMC Entertainment, Inc., 9.5%, 2011 .......    $   223,000         $    218,819
Loews Cineplex Entertainment Corp.,
  9%, 2014## ..............................        140,000              135,450
Six Flags, Inc., 9.75%, 2013 ..............        235,000              221,781
Turner Broadcasting System, Inc., 8.375%,
  2013 ....................................        185,000              226,873
                                                                   ------------
                                                                   $    802,923
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 0.7%
Burns, Philp & Co. Ltd., 9.75%, 2012 ......    $   384,000         $    412,800
Michael Foods, Inc., 8%, 2013 .............        195,000              198,413
                                                                   ------------
                                                                   $    611,213
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.8%
Buckeye Technologies, Inc., 8.5%, 2013 ....    $   255,000         $    260,100
Georgia-Pacific Corp., 9.375%, 2013 .......        270,000              305,438
Georgia-Pacific Corp., 7.25%, 2028 ........        164,000              175,480
Graphic Packaging International, Inc.,
  8.5%, 2011 ..............................        190,000              195,700
JSG Funding PLC, 7.75%, 2015## ............ EUR    220,000              210,107
MDP Acquisitions PLC, 9.625%, 2012 ........    $   195,000              195,000
Stone Container Corp., 7.375%, 2014 .......        220,000              206,800
                                                                   ------------
                                                                   $  1,548,625
                                                                   ------------
GAMING & LODGING -- 2.5%
Boyd Gaming Corp., 6.75%, 2014 ............    $   175,000         $    179,375
Host Marriott LP, 7.125%, 2013 ............        220,000              229,350
Host Marriott LP, 6.375%, 2015## ..........        125,000              123,750
MGM Mirage, Inc., 8.375%, 2011 ............        450,000              490,500
Pinnacle Entertainment, Inc.,
  8.75%, 2013 .............................        275,000              291,500
Royal Caribbean Cruises Ltd., 8%, 2010 ....        230,000              254,725
Scientific Games Corp.,
  6.25%, 2012## ...........................        185,000              186,850
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, 2012 ............................        250,000              281,875
Station Casinos, Inc., 6.5%, 2014 .........        125,000              127,500
                                                                   ------------
                                                                   $  2,165,425
                                                                   ------------
INDUSTRIAL -- 0.9%
Amsted Industries, Inc.,
  10.25%, 2011## ..........................    $   280,000         $    302,400
JohnsonDiversey Holdings, Inc., "B",
  9.625%, 2012 ............................        210,000              213,150
JohnsonDiversey Holdings, Inc.,
  0% to 2007, 10.67% to 2013 ..............        225,000              160,031
Williams Scotsman, Inc., 9.875%, 2007 .....         85,000               85,425
Williams Scotsman, Inc., 10%, 2008 ........         30,000               33,154
                                                                   ------------
                                                                   $    794,160
                                                                   ------------
INSURANCE -- 1.0%
American International Group, Inc.,
  4.25%, 2013 .............................    $   891,000         $    864,159
                                                                   ------------

INSURANCE -- PROPERTY & CASUALTY -- 0.5%
Allianz AG, 5.5%, 2049 .................... EUR    248,000         $    329,944
Willis Group North America, Inc.,
  5.625%, 2015 ............................    $    40,000               40,257
Willis Group North America, Inc.,
  5.625%, 2015 ............................         15,000               15,096
Willis Group North America, Inc.,
  5.625%, 2015 ............................         38,000               38,244
                                                                   ------------
                                                                   $    423,541
                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN -- 15.7%
Canada Housing Trust, 4.65%, 2009 ......... CAD     90,000         $     77,192
Commonwealth of Australia, 6%, 2017 ....... AUD    274,000              223,793
Federal Republic of Germany,
  3.5%, 2008 .............................. EUR  1,055,000            1,326,685
Federal Republic of Germany,
  6.25%, 2030 ............................. EUR    120,000              206,017
Government of Canada, 5.25%, 2012 ......... CAD    471,000              421,651
Government of Canada, 4.5%, 2015 .......... CAD     46,000               39,420
Government of New Zealand, 7%, 2009 ....... CAD    204,000              147,740
Government of New Zealand,
  6.5%, 2013 .............................. NZD  1,506,000            1,097,293
Government of New Zealand, 6%, 2015 ....... NZD    122,000               86,610
Kingdom of Netherlands, 5.75%, 2007 ....... EUR    717,000              918,311
Kingdom of Netherlands, 3.75%, 2009 ....... EUR    680,000         $    865,890
Kingdom of Norway, 6.5%, 2013 ............. EUR    758,000              141,068
Kingdom of Spain, 6%, 2008 ................ NOK    807,000            1,068,931
Kingdom of Spain, 5.35%, 2011 ............. EUR    715,000              995,198
Republic of Austria, 5.5%, 2007 ........... EUR    509,000              662,015
Republic of Finland, 3%, 2008 ............. EUR  1,052,000            1,302,011
Republic of France, 4.75%, 2007 ........... EUR    840,000            1,069,491
Republic of France, 6%, 2025 .............. EUR     46,000               74,917
Republic of Ireland, 4.25%, 2007 .......... EUR  1,167,000            1,478,953
Republic of Ireland, 4.6%, 2016 ........... EUR     15,000               20,504
United Kingdom Treasury, 5.75%, 2009 ...... GBP    320,000              612,493
United Kingdom Treasury, 8%, 2015 ......... GBP    321,000              761,411
                                                                   ------------
                                                                   $ 13,597,594
                                                                   ------------
MACHINERY & TOOLS -- 1.4%
Case New Holland, Inc., 9.25%, 2011 .......    $   165,000         $    173,250
Manitowoc Co., Inc., 10.5%, 2012 ..........        120,000              135,600
Terex Corp., 9.25%, 2011 ..................        125,000              135,625
Terex Corp., 10.375%, 2011 ................        180,000              195,300
Terex Corp., 7.375%, 2014 .................        140,000              144,900
United Rentals, Inc., 6.5%, 2012 ..........        470,000              462,363
                                                                   ------------
                                                                   $  1,247,038
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.5%
Baxter International, Inc., 9.5%, 2008 ....    $   164,000         $    186,088
DaVita, Inc., 6.625%, 2013## ..............         65,000               67,112
HCA, Inc., 6.375%, 2015 ...................        170,000              176,393
                                                                   ------------
                                                                   $    429,593
                                                                   ------------
METALS & MINING -- 1.0%
Century Aluminum Co., 7.5%, 2014 ..........    $    35,000         $     34,562
Foundation PA Coal Co., 7.25%, 2014 .......         30,000               31,500
International Steel Group, Inc.,
  6.5%, 2014 ..............................        222,000              213,120
Peabody Energy Corp., 6.875%, 2013 ........        210,000              222,600
Phelps Dodge Corp., 8.75%, 2011 ...........        181,000              218,841
U.S. Steel Corp., 9.75%, 2010 .............        130,000              140,400
                                                                   ------------
                                                                   $    861,023
                                                                   ------------
MORTGAGE BACKED -- 6.5%
Fannie Mae, 5.5%, 2018 - 2034 .............    $ 2,882,176         $  2,943,915
Fannie Mae, 6.5%, 2032 ....................        441,861              458,052
Fannie Mae, 6%, 2034 ......................      1,399,861            1,435,704
Fannie Mae TBA, 5%, 2035 ..................        788,000              788,000
                                                                   ------------
                                                                   $  5,625,671
                                                                   ------------
NATURAL GAS -- PIPELINE -- 2.4%
ANR Pipeline Co., 8.875%, 2010 ............    $    60,000         $     65,816
CenterPoint Energy Resources Corp.,
  7.875%, 2013 ............................        448,000              532,148
El Paso Energy Corp., 7%, 2011 ............        140,000              139,650
El Paso Energy Corp., 7.75%, 2013 .........        265,000              282,887
Enterprise Products Operating LP,
  6.375%, 2013 ............................        200,000              216,714
Southern Natural Gas Co., Inc.,
  8.875%, 2010 ............................        310,000              340,048
Williams Cos., Inc., 7.125%, 2011 .........        470,000              507,600
                                                                   ------------
                                                                   $  2,084,863
                                                                   ------------
OIL SERVICES -- 0.3%
Petroleum Geo-Services A.S.A.,
  10%, 2010 ...............................    $   265,000         $    296,800
                                                                   ------------
PRINTING & PUBLISHING -- 1.6%
Cenveo Corp., 9.625%, 2012 ................    $   295,000         $    318,600
Dex Media East LLC, 9.875%, 2009 ..........        245,000              270,112
Dex Media West LLC, 9.875%, 2013 ..........        283,000              322,620
Lighthouse International Co. S.A.,
  8%, 2014## .............................. EUR    155,000              193,469
MediaNews Group, Inc., 6.875%, 2013 .......    $   265,000              262,681
                                                                   ------------
                                                                   $  1,367,482
                                                                   ------------
RAILROAD & SHIPPING -- 0.2%
TFM S.A. de C.V., 9.375%, 2012## ..........    $   149,000         $    154,960
                                                                   ------------

RESTAURANTS -- 0.2%
YUM! Brands, Inc., 8.875%, 2011 ...........    $   117,000         $    141,760
                                                                   ------------

RETAILERS -- 0.7%
Couche-Tard, Inc., 7.5%, 2013 .............    $   230,000         $    241,500
Limited Brands, Inc., 5.25%, 2014 .........        276,000              266,706
Rite Aid Corp., 9.25%, 2013 ...............        120,000              117,600
                                                                   ------------
                                                                   $    625,806
                                                                   ------------
SUPERMARKETS -- 0.3%
Roundy's, Inc., 8.875%, 2012 ..............    $   300,000         $    309,000
                                                                   ------------

TELECOMMUNICATIONS -- WIRELESS -- 2.3%
Alamosa Holdings, Inc., 11%, 2010 .........    $   184,000         $    206,310
American Tower Corp., 7.125%, 2012 ........        165,000              174,487
American Tower Escrow Corp.,
  0%, 2008 ................................        300,000              230,250
Centennial Communications Corp.,
  10.125%, 2013 ...........................        270,000              305,100
Dolphin Telecom PLC, 14%, 2009** ..........        400,000                    0
Mobile TeleSystems OJSC,
  8.375%, 2010## ..........................         58,000               60,393
Nextel Communications, Inc.,
  5.95%, 2014 .............................        380,000              394,725
Rogers Wireless, Inc., 7.5%, 2015 .........        250,000              271,875
Rural Cellular Corp., 9.875%, 2010 ........        255,000              263,288
U.S. Unwired, Inc., 10%, 2012 .............        105,000              116,813
                                                                   ------------
                                                                   $  2,023,241
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 1.9%
Citizens Communications Co.,
  9.25%, 2011 .............................    $   382,000         $    426,407
Deutsche Telekom International Finance
  B.V., 8%, 2010 ..........................        137,000              158,774
Eircom Funding PLC, 8.25%, 2013 ...........        165,000              179,025
MCI, Inc., 8.735%, 2014 ...................        155,000              173,794
Qwest Services Corp., 13.5%, 2010 .........        260,000              300,300
Telecom Italia S.p.A., 5.625%, 2007 ....... EUR    235,000              298,108
Time Warner Telecom Holdings, Inc.,
  9.25%, 2014 .............................    $   130,000              125,450
                                                                   ------------
                                                                   $  1,661,858
                                                                   ------------
TOBACCO -- 0.3%
R. J. Reynolds Tobacco Holdings, Inc.,
  7.25%, 2012 .............................    $   266,000         $    270,655
                                                                   ------------

U.S. GOVERNMENT AGENCIES -- 3.5%
Fannie Mae, 3.25%, 2006 ...................    $   450,000         $    447,464
Fannie Mae, 4.25%, 2007 ...................        750,000              752,422
Small Business Administration,
  4.34%, 2024 .............................        243,686              241,518
Small Business Administration,
  4.77%, 2024 .............................        322,547              326,822
Small Business Administration,
  5.18%, 2024 .............................        601,655              621,481
Small Business Administration,
  4.625%, 2025 ............................        225,000              225,953
Small Business Administration,
  4.86%, 2025 .............................        400,000              406,638
                                                                   ------------
                                                                   $  3,022,298
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 3.9%
U.S. Treasury Notes, 5.75%, 2005### .......    $   367,000         $    370,254
U.S. Treasury Notes, 3.25%, 2008 ..........      1,700,000            1,678,816
U.S. Treasury Notes, 0.875%, 2010 .........        176,641              172,280
U.S. Treasury Notes, 3%, 2012 .............        212,086              232,946
U.S. Treasury Notes, 2%, 2014, TIPS .......        676,058              696,631
U.S. Treasury Notes, 1.625%, 2015 .........        224,160              223,346
                                                                   ------------
                                                                   $  3,374,273
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 5.1%
AES Corp., 9%, 2015## .....................    $   385,000         $    432,162
Allegheny Energy Supply Co. LLC,
  8.25%, 2012## ...........................        410,000              459,200
Beaver Valley Funding Corp., 9%, 2017 .....        424,000              503,110
CMS Energy Corp., 8.5%, 2011 ..............        300,000              334,500
DPL, Inc., 6.875%, 2011 ...................        113,000              122,040
Duke Capital Corp., 8%, 2019 ..............        164,000              202,973
Dynegy Holdings, Inc.,
  9.875%, 2010## ..........................        190,000              209,950
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 .............................        101,000              117,305
Enersis S.A., 7.375%, 2014 ................        281,000              303,297
Midland Funding II, 13.25%, 2006 ..........         75,000               79,401
MSW Energy Holdings LLC,
  7.375%, 2010 ............................        165,000              169,125
NorthWestern Corp., 5.875%, 2014## ........        165,000              169,125
NRG Energy, Inc., 8%, 2013## ..............        459,000              484,245
Reliant Energy, Inc., 8.125%, 2005 ........         87,000               87,091
Texas Genco LLC, 6.875%, 2014## ...........        385,000              405,213
TXU Corp., 5.55%, 2014## ..................        345,000              334,600
                                                                   ------------
                                                                   $  4,413,337
                                                                   ------------
    Total Bonds (Identified Cost, $80,762,332) ............        $ 82,933,861
                                                                   ------------

CONVERTIBLE PREFERRED STOCKS -- 0.2%

Issuer                                             Shares             Value
AUTOMOTIVE -- 0.2%
Ford Motor Co. Capital Trust II, 6.5%
  (Identified Cost, $175,786) .............          3,353         $    135,226
                                                                   ------------

PREFERRED STOCKS -- 0.0%
REAL ESTATE -- 0.0%
HRPT Properties Trust, "B", 8.75%
  (Identified Cost, $17,094) ..............            625         $     16,925
                                                                   ------------

CONVERTIBLE BONDS -- 0.1%

Issuer                                           Par Amount           Value
TELECOMMUNICATIONS -- WIRELESS -- 0.1%
Nextel Communications, Inc.,
  5.25%, 2010 (Identified Cost, $95,995) ..    $   100,000         $    100,375
                                                                   ------------

SHORT-TERM OBLIGATION -- 3.7%
Citigroup Funding, Inc., 3.43%,
  due 7/01/05, at Amortized Cost< .........    $ 3,185,000         $  3,185,000
                                                                   ------------
    Total Investments (Identified Cost, $84,236,207)(S) ..         $ 86,371,387
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- 0.5% ...............................              438,644
                                                                   ------------
    Net Assets -- 100.0% ..................................        $ 86,810,031
                                                                   ============

PORTFOLIO FOOTNOTES:
     * Non-income producing security.
    ** Non-income prudicing security -- in default.
    ## SEC Rule 144A restriction.
   ### All or a portion of the security has been segregated as collateral for an open futures contract.
     ^ All or a portion of this security is on loan.
    ^^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
     < The rate shown represents an annualized yield at time of purchase.
     + Restricted security.
     @ Security exempt from registration under Section 4(2) of the Securities
       Act of 1933.
(S)(S) When issued security. At June 30, 2005, the series had sufficient cash and/or securities at least equal to the value of the when- issued security.
   (S) As of June 30, 2005, Global Total Return Series had 70 securities representing $48,162,511 and 26.7% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
   (S) As of June 30, 2005, High Yield Series had 13 securities representing $353,617 and 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
   (S) As of June 30, 2005, International Value Series had 102 securities representing $76,260,545 and 73.0% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
   (S) As of June 30, 2005, Strategic Income Series had one security representing $0 and less than 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:

ADR     = American Depository Receipt
FRN     = Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR     = Global Depository Receipt
STRIPS  = Separate Trading of Registered Interest and Principal of Securities
TBA     = To Be Announced
TIPS    = Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

          AUD = Australian Dollar       GBP = British Pound
          CAD = Canadian Dollar         JPY = Japanese Yen
          CHF = Swiss Franc             KRW = Korean Won
          DKK = Danish Krone            NOK = Norwegian Krone
          EUR = Euro                    NZD = New Zealand Dollar
                                        SEK = Swedish Krona

                      See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2005

                                                               Emerging           Global           Global Total         Government
                                              Bond              Markets         Governments          Return             Securities
                                             Series          Equity Series        Series             Series               Series
                                          ------------       ------------       ------------       ------------        ------------
Assets:
  Investments --
    Unaffiliated issuers,
      at identified cost ...............  $223,322,411       $ 58,212,893       $ 61,020,827       $175,241,312        $683,720,019
    Unrealized appreciation
      (depreciation) ...................     6,720,572         14,789,197            786,828         19,045,780          14,563,836
                                          ------------       ------------       ------------       ------------        ------------
      Total investments, at value
        (including securities loaned of
        $--, $4,531,672, $--,
        $14,053,759 and $--,
        respectively) ..................  $230,042,983       $ 73,002,090       $ 61,807,655       $194,287,092        $698,283,855

Cash ...................................           385                180             32,624             12,786              24,476
Foreign currency, at value (identified
  cost, $--, $16,485, $--, $-- and $--,
  respectively) ........................          --               16,424               --                 --                  --
Receivable for forward foreign currency
  exchange contracts ...................          --                 --              266,044            326,708                --
Receivable for forward foreign currency
  exchange contracts subject to
  master netting agreements ............          --                 --                9,137             10,378                --
Receivable for daily variation margin on
  open futures contracts ...............          --                 --                1,454              1,454                --
Receivable for investments sold ........       705,917            778,050            120,842            467,355                --
Receivable for series shares sold ......        17,799              2,052               --                 --                37,315
Interest and dividends receivable ......     2,881,154            211,049          1,021,969          1,390,948           5,807,679
Receivable from investment adviser .....          --                 --               19,764               --                  --
Other assets ...........................          --                  159               --                 --                 2,547
                                          ------------       ------------       ------------       ------------        ------------
    Total assets .......................  $233,648,238       $ 74,010,004       $ 63,279,489       $196,496,721        $704,155,872
                                          ============       ============       ============       ============        ============
Liabilities:
  Payable for forward foreign currency
    exchange contracts .................  $       --         $       --         $  1,080,804       $  1,065,987        $       --
  Payable for forward foreign currency
    exchange contracts subject to master
    netting agreements .................          --                 --               76,065            172,801                --
  Payable for daily variation margin on
    open futures contracts .............          --                 --                 --                 --                37,991
  Payable for investments purchased ....     1,582,099            471,422          1,108,309            298,350           8,529,671
  Payable for TBA purchase commitments .     1,791,758               --                 --                 --                  --
  Payable for series shares reacquired .        36,198             24,322             23,151            104,382             346,532
  Collateral for securities loaned,
    at value ...........................          --            4,652,388               --           14,688,301                --
  Payable to affiliates --
    Management fee .....................         3,804              1,967              1,287              3,721              10,490
    Distribution fee ...................           526                 50                 32                107               1,549
    Administrative services fee ........           140                 43                 37                110                 423
  Accrued expenses and other liabilities        50,363             73,793             51,208             67,914              87,280
                                          ------------       ------------       ------------       ------------        ------------
      Total liabilities ................  $  3,464,888       $  5,223,985       $  2,340,893       $ 16,401,673        $  9,013,936
                                          ------------       ------------       ------------       ------------        ------------
Net assets .............................  $230,183,350       $ 68,786,019       $ 60,938,596       $180,095,048        $695,141,936
                                          ============       ============       ============       ============        ============

Net assets consist of:
  Paid-in capital ......................  $217,998,828       $ 47,602,392       $ 60,031,056       $168,031,972        $677,067,739
  Unrealized appreciation (depreciation)
    on investments and translation of
    assets and liabilities in foreign
    currencies (net of deferred country
    tax of $--, $26,767, $--, $--,
    and $--, respectively) .............     6,715,693         14,755,825           (153,664)        18,098,272          14,506,377
  Accumulated undistributed net realized
    gain (loss) on investments and
    foreign currency transactions ......      (266,406)         5,772,980          2,124,007         (6,181,299)        (11,117,086)
  Accumulated undistributed
    (distributions in excess of) net
    investment income (loss) ...........     5,735,235            654,822         (1,062,803)           146,103          14,684,906
                                          ------------       ------------       ------------       ------------        ------------
      Total ............................  $230,183,350       $ 68,786,019       $ 60,938,596       $180,095,048        $695,141,936
                                          ============       ============       ============       ============        ============
Net Assets:
  Initial Class ........................  $154,037,126       $ 61,488,685       $ 56,307,465       $164,513,910        $468,876,309
  Service Class ........................    76,146,224          7,297,334          4,631,131         15,581,138         226,265,627
                                          ------------       ------------       ------------       ------------        ------------
      Total ............................  $230,183,350       $ 68,786,019       $ 60,938,596       $180,095,048        $695,141,936
                                          ============       ============       ============       ============        ============
Shares of beneficial interest outstanding:
  Initial Class ........................    13,500,354          3,591,571          5,290,666         10,372,333          36,486,211
  Service Class ........................     6,707,609            428,250            437,432            986,807          17,675,301
                                          ------------       ------------       ------------       ------------        ------------
      Total ............................    20,207,963          4,019,821          5,728,098         11,359,140          54,161,512
                                          ============       ============       ============       ============        ============
Net asset value per share:
  Initial Class (net assets / shares of
    beneficial interest outstanding) ...     $11.41             $17.12             $10.64             $15.86              $12.85
                                             ======             ======             ======             ======              ======
  Service Class (net assets / shares of
    beneficial interest outstanding) ...     $11.35             $17.04             $10.59             $15.79              $12.80
                                             ======             ======             ======             ======              ======

                      See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2005 -- continued

                                                                High           International          Money              Strategic
                                                                Yield              Value              Market              Income
                                                                Series             Series             Series              Series
                                                             ------------       ------------       ------------        ------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost .............   $380,750,787       $103,836,430       $368,112,149        $ 84,236,207
    Unrealized appreciation (depreciation) ...............        912,151         15,678,872               --             2,135,180
                                                             ------------       ------------       ------------        ------------
      Total investments, at value (including securities
        loaned of $--, $16,008,720, $--, and $--,
        respectively) ....................................   $381,662,938       $119,515,302       $368,112,149        $ 86,371,387

  Cash ...................................................         15,068                993             17,474               3,818
  Foreign currency, at value (identified cost, $--,
    $905,091, $-- and $--, respectively) .................           --              896,467               --                  --
  Receivable for forward foreign currency exchange
    contracts ............................................         71,995               --                 --               153,073
  Receivable for investments sold ........................      1,097,868            615,549               --                  --
  Receivable for series shares sold ......................          3,691               --               64,586                   7
  Interest and dividends receivable ......................      6,524,915            390,687            161,796           1,418,972
  Other assets ...........................................          1,810                338              2,210                --
                                                             ------------       ------------       ------------        ------------
      Total assets .......................................   $389,378,285       $121,419,336       $368,358,215        $ 87,947,257
                                                             ============       ============       ============        ============
Liabilities:
  Payable for forward foreign currency exchange
    contracts ............................................   $      7,749       $       --         $       --          $     24,935
  Payable for forward foreign currency exchange contracts
    subject to master netting agreements .................           --                 --                 --               153,555
  Payable for daily variation margin on open futures
    contracts ............................................           --                 --                 --                13,203
  Payable for investments purchased ......................      2,926,316            704,808               --                93,222
  Payable for TBA purchase commitments ...................           --                 --                 --               787,015
  Payable for series shares reacquired ...................        508,381             14,743            486,514              23,878
  Collateral for securities loaned, at value .............           --           16,128,321               --                  --
  Payable to affiliates --
    Management fee .......................................          7,950              2,591             10,119               1,757
    Distribution fee .....................................            736                 63              1,465                 159
    Administrative services fee ..........................            235                 64                165                  53
  Accrued expenses and other liabilities .................         51,508             67,165             48,762              39,349
                                                             ------------       ------------       ------------        ------------
      Total liabilities ..................................   $  3,502,875       $ 16,917,755       $    547,025        $  1,137,226
                                                             ------------       ------------       ------------        ------------
Net assets ...............................................   $385,875,410       $104,501,581       $367,811,190        $ 86,810,031
                                                             ============       ============       ============        ============
Net assets consist of:
  Paid-in capital ........................................   $481,119,441       $ 83,508,084       $367,732,299        $ 82,674,283
  Unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities in foreign
    currencies (net of deferred country tax of $--,
    $17,697, $--, and $--, respectively) .................        974,708         15,635,899               --             2,068,368
  Accumulated undistributed net realized gain (loss) on
    investments and foreign currency transactions ........   (109,692,293)         3,915,981               --               931,529
  Accumulated undistributed net investment income ........     13,473,554          1,441,617             78,891           1,135,851
                                                             ------------       ------------       ------------        ------------
      Total ..............................................   $385,875,410       $104,501,581       $367,811,190        $ 86,810,031
                                                             ============       ============       ============        ============
Net Assets:
  Initial Class ..........................................   $278,485,268       $ 95,428,599       $260,971,610        $ 63,493,224
  Service Class ..........................................    107,390,142          9,072,982        106,839,580          23,316,807
                                                             ------------       ------------       ------------        ------------
      Total ..............................................   $385,875,410       $104,501,581       $367,811,190        $ 86,810,031
                                                             ============       ============       ============        ============
Shares of beneficial interest outstanding:
  Initial Class ..........................................     41,489,612          6,283,720        260,916,011           5,984,482
  Service Class ..........................................     16,081,606            598,934        106,816,288           2,209,062
                                                             ------------       ------------       ------------        ------------
      Total ..............................................     57,571,218          6,882,654        367,732,299           8,193,544
                                                             ============       ============       ============        ============
Net asset value per share:
  Initial Class (net assets / shares of beneficial
    interest outstanding) ................................      $ 6.71             $15.19             $ 1.00              $10.61
                                                                ======             ======             ======              ======
  Service Class (net assets / shares of beneficial
    interest outstanding) ................................      $ 6.68             $15.15             $ 1.00              $10.56
                                                                ======             ======             ======              ======

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2005

                                                               Emerging           Global           Global Total         Government
                                              Bond              Markets         Governments          Return             Securities
                                             Series          Equity Series        Series             Series               Series
                                          ------------       ------------       ------------       ------------        ------------

Net investment income:
  Income --
    Interest ...........................  $  6,660,726       $      9,602       $  1,184,777       $  1,289,207        $ 17,163,389
    Dividends ..........................          --            1,208,767               --            1,809,058                --
    Income on securities loaned ........          --                3,986               --               32,681                --
    Foreign taxes withheld .............          --             (103,508)              --             (155,146)               --
                                          ------------       ------------       ------------       ------------        ------------
      Total investment income ..........  $  6,660,726       $  1,118,847       $  1,184,777       $  2,975,800        $ 17,163,389
                                          ------------       ------------       ------------       ------------        ------------
  Expenses --
    Management fee .....................  $    695,629       $    339,355       $    241,009       $    669,734        $  1,909,539
    Distribution fee ...................        93,433              8,410              5,978             18,160             269,084
    Administrative services fee ........        18,026              5,070              4,988             13,936              54,109
    Trustees' compensation .............        11,643              3,422              3,274              8,814              34,203
    Custodian fee ......................        54,419             41,806             43,455             88,315             116,906
    Printing ...........................         7,342              7,853             15,381              6,379              31,106
    Auditing fees ......................        28,766             23,668             27,929             30,305              25,388
    Legal fees .........................         2,456              2,277              2,469               --                 3,053
    Miscellaneous ......................        15,810              8,533              2,357              1,043              41,922
                                          ------------       ------------       ------------       ------------        ------------
      Total expenses ...................  $    927,524       $    440,394       $    346,840       $    836,686        $  2,485,310
    Fees paid indirectly ...............        (3,029)            (1,747)              (644)            (2,652)             (7,976)
    Reduction of expenses by investment
      adviser ..........................          --                 --              (19,764)              --                  --
                                          ------------       ------------       ------------       ------------        ------------
      Net expenses .....................  $    924,495       $    438,647       $    326,432       $    834,034        $  2,477,334
                                          ------------       ------------       ------------       ------------        ------------
  Net investment income ................  $  5,736,231       $    680,200       $    858,345       $  2,141,766        $ 14,686,055
                                          ============       ============       ============       ============        ============

Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions:

  Realized gain (loss) (identified cost basis) --

    Investment transactions ............  $  1,580,095       $  5,976,024       $  2,159,605       $  6,192,450        $   (992,349)
    Futures contracts ..................        42,267             25,035             58,233             58,233            (218,206)
    Foreign currency transactions ......         1,671            (42,659)           228,086             19,643                --
                                          ------------       ------------       ------------       ------------        ------------

      Net realized gain (loss) on
        investments and foreign
        currency transactions ..........  $  1,624,033       $  5,958,400       $  2,445,924       $  6,270,326        $ (1,210,555)
                                          ------------       ------------       ------------       ------------        ------------

  Change in unrealized appreciation (depreciation) --

    Investments (net of $--, $26,767,
      $--, $--, and $-- deferred
      country tax, respectively) .......  $ (3,194,610)      $ (2,207,264)      $ (5,001,705)      $ (9,541,641)       $  2,114,627
    Futures contracts ..................        39,198             (5,638)            14,326             16,437             370,801
    Translation of assets and
      liabilities in foreign currencies ..     (11,828)            (8,405)        (1,006,819)        (1,038,118)               --
                                          ------------       ------------       ------------       ------------        ------------

      Net unrealized gain (loss) on
        investments and foreign
        currency translation ...........  $ (3,167,240)      $ (2,221,307)      $ (5,994,198)      $(10,563,322)       $  2,485,428
                                          ------------       ------------       ------------       ------------        ------------

        Net realized and unrealized
          gain (loss) on investments
          and foreign currency .........  $ (1,543,207)      $  3,737,093       $ (3,548,274)      $ (4,292,996)       $  1,274,873
                                          ------------       ------------       ------------       ------------        ------------
        Chang in net assets from
          operations ...................  $  4,193,024       $  4,417,293       $ (2,689,929)      $ (2,151,230)       $ 15,960,928
                                          ============       ============       ============       ============        ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2005 -- continued
                                                                High           International          Money              Strategic
                                                                Yield              Value              Market              Income
                                                                Series             Series             Series              Series
                                                             ------------       ------------       ------------        ------------
Net investment income:
  Income --
    Interest .............................................   $ 15,363,316       $     47,301       $  5,162,278        $  2,779,860
    Dividends ............................................        161,138          2,217,770               --                 6,132
    Income on securities loaned ..........................           --               95,659               --                  --
    Foreign taxes withheld ...............................         (2,505)          (281,913)              --                  --
                                                             ------------       ------------       ------------        ------------
      Total investment income ............................   $ 15,521,949       $  2,078,817       $  5,162,278        $  2,785,992
                                                             ------------       ------------       ------------        ------------
  Expenses --
    Management fee .......................................   $  1,493,090       $    449,927       $    931,977        $    328,775
    Distribution fee .....................................        129,588              9,688            122,879              29,280
    Administrative services fee ..........................         30,745              7,867             28,505               6,815
    Trustees' compensation ...............................         21,033              3,277             18,111               4,422
    Printing .............................................         22,683              7,454             14,792              11,198
    Auditing fees ........................................         28,397             23,992             16,145              22,726
    Legal fees ...........................................          2,410              1,961              2,738               2,528
    Miscellaneous ........................................         15,121              3,322             19,236               6,159
                                                             ------------       ------------       ------------        ------------
      Total expenses .....................................   $  1,833,736       $    576,849       $  1,221,814        $    457,985
    Fees paid indirectly .................................        (17,360)              (563)            (4,178)             (1,769)
                                                             ------------       ------------       ------------        ------------
      Net expenses .......................................   $  1,816,376       $    576,286       $  1,217,636        $    456,216
                                                             ------------       ------------       ------------        ------------
  Net investment income ..................................   $ 13,705,573       $  1,502,531       $  3,944,642        $  2,329,776
                                                             ============       ============       ============        ============
Realized and unrealized gain (loss) on investments and
  foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of country tax of $--,
      $8,374, $--, and $--, respectively) ................   $  3,980,644       $  4,473,237       $       --          $  1,328,064
    Futures contracts ....................................           --                 --                 --              (194,633)
    Foreign currency transactions ........................        413,904            (39,896)              --               300,858
                                                             ------------       ------------       ------------        ------------

      Net realized gain (loss) on investments and
        foreign currency transactions ....................   $  4,394,548       $  4,433,341       $       --          $  1,434,289
                                                             ------------       ------------       ------------        ------------
  Change in unrealized appreciation (depreciation) --

    Investments (net of $--, $17,697, $--, and $-- in
      deferred country tax, respectively) ................   $(17,313,551)      $ (5,536,192)      $       --          $ (3,457,299)
    Futures contracts ....................................           --                 --                 --                50,201
    Translation of assets and liabilities in foreign
      currencies .........................................        428,624            (32,313)              --               383,172
                                                             ============       ============       ============        ============
        Net realized and unrealized gain (loss) on
          investments and foreign currency ...............   $(12,490,379)      $ (1,135,164)      $       --          $ (1,589,637)
                                                             ------------       ------------       ------------        ------------
        Change in net assets from operations .............   $  1,215,194       $    367,367       $  3,944,642        $    740,139
                                                             ============       ============       ============        ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) -- Six Months Ended June 30, 2005

                                                               Emerging           Global           Global Total         Government
                                              Bond              Markets         Governments          Return             Securities
                                             Series          Equity Series        Series             Series               Series
                                          ------------       ------------       ------------       ------------        ------------
Changes in net assets:
From operations:
    Net investment income ..............  $  5,736,231       $    680,200       $    858,345       $  2,141,766        $ 14,686,055
    Net realized gain (loss) on
      investments and foreign currency
      transactions .....................     1,624,033          5,958,400          2,445,924          6,270,326          (1,210,555)
    Net unrealized gain (loss) on
      investments and foreign currency
      translation ......................    (3,167,240)        (2,221,307)        (5,994,198)       (10,563,322)          2,485,428
                                          ------------       ------------       ------------       ------------        ------------
      Change in net assets from
        operations .....................  $  4,193,024       $  4,417,293       $ (2,689,929)      $ (2,151,230)       $ 15,960,928
                                          ------------       ------------       ------------       ------------        ------------
Distributions declared to shareholders:
    From net investment income (Initial
      Class) ...........................  $ (9,411,635)      $   (448,328)      $ (5,969,201)      $ (6,966,176)       $(21,947,118)
    From net investment income (Service
      Class) ...........................    (4,408,284)           (39,696)          (477,244)          (589,331)         (9,752,762)
    From net realized gain on
      investments and foreign currency
      transactions (Initial Class) .....    (2,642,743)          (243,293)          (328,895)       (10,281,639)               --
    From net realized gain on
      investments and foreign currency
      transactions (Service Class) .....    (1,287,828)           (29,086)           (26,977)          (916,598)               --
                                          ------------       ------------       ------------       ------------        ------------
      Total distributions declared
        to shareholders ................  $(17,750,490)      $   (760,403)      $ (6,802,317)      $(18,753,744)       $(31,699,880)
                                          ------------       ------------       ------------       ------------        ------------
Change in net assets from series share
  transactions .........................  $  5,942,180       $    934,034       $  3,491,427       $ 20,505,929        $ 12,776,424
                                          ------------       ------------       ------------       ------------        ------------
      Total change in net assets .......  $ (7,615,286)      $  4,590,924       $ (6,000,819)      $   (399,045)       $ (2,962,528)

Net Assets:
  At beginning of period ...............   237,798,636         64,195,095         66,939,415        180,494,093         698,104,464
                                          ------------       ------------       ------------       ------------        ------------
  At end of period .....................  $230,183,350       $ 68,786,019       $ 60,938,596       $180,095,048        $695,141,936
                                          ============       ============       ============       ============        ============

Accumulated undistributed
  (distributions in excess of) net
  investment income included in net
  assets at end of period ..............  $  5,735,235       $    654,822       $ (1,062,803)      $    146,103        $ 14,684,906
                                          ============       ============       ============       ============        ============

                                                                High           International          Money              Strategic
                                                                Yield              Value              Market              Income
                                                                Series             Series             Series              Series
                                                             ------------       ------------       ------------        ------------

Changes in net assets:
From operations:
    Net investment income ................................   $ 13,705,573       $  1,502,531       $  3,944,642        $  2,329,776
    Net realized gain (loss) on investments and
      foreign currency transactions ......................      4,394,548          4,433,341               --             1,434,289
    Net unrealized gain (loss) on investments
      and foreign currency translation ...................    (16,884,927)        (5,568,505)              --            (3,023,926)
                                                             ------------       ------------       ------------        ------------
      Change in net assets from operations ...............   $  1,215,194       $    367,367       $  3,944,642        $    740,139
                                                             ------------       ------------       ------------        ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ...........   $(23,882,264)      $ (1,083,122)      $ (2,926,609)       $ (4,482,176)
    From net investment income (Service Class) ...........     (8,025,309)           (78,002)          (939,142)         (1,550,120)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ..............           --           (1,914,712)              --              (584,605)
    From net realized gain on investments and foreign
      currency transactions (Service Class) ..............           --             (162,463)              --              (210,297)
                                                             ------------       ------------       ------------        ------------
      Total distributions declared to shareholders .......   $(31,907,573)      $ (3,238,299)      $ (3,865,751)       $ (6,827,198)
                                                             ------------       ------------       ------------        ------------
Change in net assets from series share transactions ......   $(12,999,423)      $ 15,571,793       $ (2,647,264)       $  2,465,012
                                                             ------------       ------------       ------------        ------------
      Total change in net assets .........................   $(43,691,802)      $ 12,700,861       $ (2,568,373)       $ (3,622,047)

Net Assets:
  At beginning of period .................................    429,567,212         91,800,720        370,379,563          90,432,078
                                                             ------------       ------------       ------------        ------------
  At end of period .......................................   $385,875,410       $104,501,581       $367,811,190        $ 86,810,031
                                                             ============       ============       ============        ============
Accumulated undistributed net investment income
  included in net assets at end of period ................   $ 13,473,554       $  1,441,617       $     78,891        $  1,135,851
                                                             ============       ============       ============        ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2004

                                                               Emerging           Global           Global Total         Government
                                              Bond              Markets         Governments          Return             Securities
                                             Series          Equity Series        Series             Series               Series
                                          ------------       ------------       ------------       ------------        ------------

Changes in net assets:
From operations:
    Net investment income ..............  $ 12,371,941       $    719,523       $  1,648,941       $  3,283,850       $  30,027,467
    Net realized gain (loss) on
      investments and foreign currency
      transactions .....................     5,203,484          7,520,252          5,314,944         18,517,241           4,868,672
    Net unrealized gain (loss) on
      investments and foreign currency
      translation ......................    (3,066,881)         5,362,164           (840,981)         5,149,021          (7,866,609)
                                          ------------       ------------       ------------       ------------       -------------
      Change in net assets from
        operations .....................  $ 14,508,544       $ 13,601,939       $  6,122,904       $ 26,950,112       $  27,029,530
                                          ------------       ------------       ------------       ------------       -------------
Distributions declared to shareholders:
    From net investment income
      (Initial Class) ..................  $(10,988,097)      $   (506,672)      $ (7,801,714)      $ (3,877,428)      $ (30,916,358)
    From net investment income
      (Service Class) ..................    (4,202,427)           (46,618)          (606,872)          (295,362)         (9,878,792)
    From net realized gain on
      investments and foreign currency
      transactions (Initial Class) .....    (2,635,514)              --                 --                 --                  --
    From net realized gain on
      investments and foreign currency
      transactions (Service Class) .....    (1,037,911)              --                 --                 --                  --
                                          ------------       ------------       ------------       ------------       -------------
      Total distributions declared
        to shareholders ................  $(18,863,949)      $   (553,290)      $ (8,408,586)      $ (4,172,790)      $ (40,795,150)
                                          ------------       ------------       ------------       ------------       -------------
Change in net assets from series
  share transactions ...................  $(23,671,454)      $   (671,282)      $ (3,602,597)      $(10,503,036)      $ (89,973,097)
                                          ------------       ------------       ------------       ------------       -------------
      Total change in net assets .......  $(28,026,859)      $ 12,377,367       $ (5,888,279)      $ 12,274,286       $(103,738,717)
Net Assets:
  At beginning of period ...............   265,825,495         51,817,728         72,827,694        168,219,807         801,843,181
                                          ------------       ------------       ------------       ------------       -------------
  At end of period .....................  $237,798,636       $ 64,195,095       $ 66,939,415       $180,494,093       $ 698,104,464
                                          ============       ============       ============       ============       =============

Accumulated undistributed net
  investment income included in net
  assets at end of period ..............  $ 13,818,923       $    462,646       $  4,525,297       $  5,559,844       $  31,698,731
                                          ============       ============       ============       ============       =============

                                                                High           International          Money              Strategic
                                                                Yield              Value              Market              Income
                                                                Series             Series             Series              Series
                                                             ------------       ------------       ------------        ------------

Changes in net assets:
From operations:
    Net investment income ................................   $ 30,573,872       $  1,114,869       $  3,275,930        $  4,995,747
    Net realized gain (loss) on investments and foreign
      currency transactions ..............................        938,873         10,143,940               --             1,958,594
    Net increase from payments by affiliates for losses
      realized on the disposal of investments in
      violation of restrictions ..........................           --               11,832               --                  --
    Net unrealized gain (loss) on investments and
      foreign currency translation .......................      5,453,005          7,944,729               --              (254,509)
                                                             ------------       ------------       ------------        ------------
      Change in net assets from operations ...............   $ 36,965,750       $ 19,215,370       $  3,275,930        $  6,699,832
                                                             ------------       ------------       ------------        ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ...........   $(25,517,531)      $   (505,289)      $ (2,750,581)       $ (3,174,021)
    From net investment
      income (Service Class) .............................     (6,394,985)           (37,595)          (525,349)         (1,403,154)
                                                             ------------       ------------       ------------        ------------
      Total distributions declared to shareholders .......   $(31,912,516)      $   (542,884)      $ (3,275,930)       $ (4,577,175)
                                                             ------------       ------------       ------------        ------------
Change in net assets from series share transactions ......   $(34,624,125)      $  7,374,782       $(105,154,375)      $   (245,132)
                                                             ------------       ------------       ------------        ------------
      Total change in net assets .........................   $(29,570,891)      $ 26,047,268       $(105,154,375)      $  1,877,525

Net Assets:
  At beginning of period .................................    459,138,103         65,753,452        475,533,938          88,554,553
                                                             ------------       ------------       ------------        ------------
  At end of period .......................................   $429,567,212       $ 91,800,720       $370,379,563        $ 90,432,078
                                                             ============       ============       ============        ============
Accumulated undistributed net investment income
  included in net assets at end of period ................   $ 31,675,554       $  1,100,210       $       --          $  4,838,371
                                                             ============       ============       ============        ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                           Bond Series
                                          -----------------------------------------------------------------------------------
                                          Six Months Ended                       Years Ended December 31,
                                            June 30, 2005      ---------------------------------------------------------------
                                             (Unaudited)        2004           2003          2002          2001           2000
                                          ----------------   --------       --------      --------      --------       --------
INITIAL CLASS SHARES
Net asset value, beginning of period ......   $  12.15       $  12.39       $  11.85      $  11.34      $  10.91       $  10.36
                                              --------       --------       --------      --------      --------       --------
Income from investment operations#(S) --
  Net investment income ...................   $   0.30       $   0.61       $   0.62      $   0.66      $   0.65       $   0.71
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ..........................      (0.09)          0.09           0.51          0.37          0.19           0.30
                                              --------       --------       --------      --------      --------       --------
      Total from investment operations ....   $   0.21       $   0.70       $   1.13      $   1.03      $   0.84       $   1.01
                                              --------       --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income ..............   $  (0.74)      $  (0.76)      $  (0.59)     $  (0.45)     $  (0.41)      $  (0.46)
  From net realized gain on investments
    and foreign currency transactions .....      (0.21)         (0.18)          --           (0.07)         --             --
                                              --------       --------       --------      --------      --------       --------
      Total distributions declared to
        shareholders ......................   $  (0.95)      $  (0.94)      $  (0.59)     $  (0.52)     $  (0.41)      $  (0.46)
                                              --------       --------       --------      --------      --------       --------
Net asset value, end of period ............   $  11.41       $  12.15       $  12.39      $  11.85      $  11.34       $  10.91
                                              ========       ========       ========      ========      ========       ========
Total return (%)(+)& ......................       1.84++         6.25           9.72          9.53          7.85          10.18
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## ..............................       0.72+          0.69           0.69          0.68          0.71           0.72
  Net investment income(S) ................       5.04+          5.04           5.10          5.87          5.80           6.85
Portfolio turnover (%) ....................         25             50             96           130           236            252
Net assets at end of period
  (000 Omitted) ...........................   $154,037       $164,227       $199,735      $211,757      $170,392       $ 75,961

                                                                                       Bond Series
                                                        ---------------------------------------------------------------------------
                                                        Six Months Ended         Years Ended December 31,
                                                          June 30, 2005    ------------------------------------    Period Ended
                                                           (Unaudited)       2004          2003          2002    December 31, 2001**
                                                        ----------------   --------      --------      --------  -------------------
SERVICE CLASS SHARES
Net asset value, beginning of period .....................  $  12.07       $  12.33      $  11.81      $  11.32       $  11.20
                                                            --------       --------      --------      --------       --------
Income from investment operations#(S) --
  Net investment income ..................................  $   0.28       $   0.58      $   0.57      $   0.63       $   0.22
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions ....................     (0.08)          0.08          0.53          0.38          (0.10)
                                                            --------       --------      --------      --------       --------
      Total from investment operations ...................  $   0.20       $   0.66      $   1.10      $   1.01       $   0.12
                                                            --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income .............................  $  (0.71)      $  (0.74)     $  (0.58)     $  (0.45)      $   --
  From net realized gain on investments and foreign
    currency transactions ................................     (0.21)         (0.18)         --           (0.07)          --
                                                            --------       --------      --------      --------       --------
      Total distributions declared to shareholders .......  $  (0.92)      $  (0.92)     $  (0.58)     $  (0.52)      $   --
                                                            --------       --------      --------      --------       --------
Net asset value, end of period ...........................  $  11.35       $  12.07      $  12.33      $  11.81       $  11.32
                                                            ========       ========      ========      ========       ========
Total return (%)(+)& .....................................      1.77++         5.91          9.43          9.34           1.07++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## .............................................      0.97+          0.94          0.94          0.93           0.96+
  Net investment income(S) ...............................      4.80+          4.80          4.77          5.62           5.52+
Portfolio turnover (%) ...................................        25             50            96           130            236
Net assets at end of period (000 Omitted) ................  $ 76,146       $ 73,572      $ 66,091      $ 36,960       $ 10,468

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                Emerging Markets Equity Series
                                          -----------------------------------------------------------------------------------
                                          Six Months Ended                       Years Ended December 31,
                                            June 30, 2005      ---------------------------------------------------------------
                                             (Unaudited)        2004           2003          2002          2001           2000
                                          ----------------   --------       --------      --------      --------       --------

INITIAL CLASS SHARES
Net asset value, beginning of period ......   $  16.16       $  12.85       $   8.48      $   8.73      $   8.82       $  11.42
                                              --------       --------       --------      --------      --------       --------
Income (loss) from investment operations#(S) --
  Net investment income (loss) ............   $   0.17       $   0.18       $   0.20      $   0.09      $   0.14       $  (0.01)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...       0.99           3.27           4.23         (0.24)        (0.23)         (2.59)
                                              --------       --------       --------      --------      --------       --------
      Total from investment operations ....   $   1.16       $   3.45       $   4.43      $  (0.15)     $  (0.09)      $  (2.60)
                                              --------       --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income ..............   $  (0.13)      $  (0.14)      $  (0.06)     $  (0.10)     $   --         $  (0.00)+++
  From net realized gain on investments
    and foreign currency transactions .....      (0.07)          --             --            --            --             --
                                              --------       --------       --------      --------      --------       --------
      Total distributions declared to
        shareholders ......................   $  (0.20)      $  (0.14)      $  (0.06)     $  (0.10)     $   --         $  (0.00)
                                              --------       --------       --------      --------      --------       --------
Net asset value, end of period ............   $  17.12       $  16.16       $  12.85      $   8.48      $   8.73       $   8.82
                                              ========       ========       ========      ========      ========       ========
Total return (%)(+)& ......................       7.21++        27.18          52.60         (1.88)        (1.02)        (22.76)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## ..............................       1.34+          1.35           1.65          1.49          1.62           1.57
  Net investment income (loss)(S) .........       2.13+          1.33           1.99          1.01          1.63           0.12
Portfolio turnover (%) ....................         45            109            125           246           179            149
Net assets at end of period (000
  Omitted) ................................   $ 61,489       $ 57,799       $ 46,769      $ 30,393      $ 32,175       $ 36,345

                                                                          Emerging Markets Equity Series
                                                        ---------------------------------------------------------------------------
                                                        Six Months Ended         Years Ended December 31,
                                                          June 30, 2005    ------------------------------------    Period Ended
                                                           (Unaudited)       2004          2003          2002    December 31, 2001**
                                                        ----------------   --------      --------      --------  -------------------

SERVICE CLASS SHARES
Net asset value, beginning of period .....................  $  16.08       $  12.80      $   8.45      $   8.72       $   8.29
                                                            --------       --------      --------      --------       --------
Income from investment operations#(S) --
  Net investment income ..................................  $   0.16       $   0.15      $   0.17      $   0.06       $   0.00+++
  Net realized and unrealized gain (loss) on investments
    and foreign currency .................................      0.96           3.25          4.22         (0.23)          0.43
                                                            --------       --------      --------      --------       --------
      Total from investment operations ...................  $   1.12       $   3.40      $   4.39      $  (0.17)      $   0.43
                                                            --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income .............................  $  (0.09)      $  (0.12)     $  (0.04)     $  (0.10)      $   --
  From net realized gain on investments and foreign
    currency transactions ................................     (0.07)          --            --            --             --
                                                            --------       --------      --------      --------       --------
      Total distributions declared to
       shareholders ......................................  $  (0.16)      $  (0.12)     $  (0.04)     $  (0.10)      $   --
                                                            --------       --------      --------      --------       --------
Net asset value, end of period ...........................  $  17.04       $  16.08      $  12.80      $   8.45       $   8.72
                                                            ========       ========      ========      ========       ========
Total return (%)(+)& .....................................      7.03++        26.96         52.12         (2.12)          5.19++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## .............................................      1.60+          1.60          1.89          1.74           1.87+
  Net investment income(S) ...............................      1.91+          1.08          1.71          0.70           0.22+
Portfolio turnover (%) ...................................        45            109           125           246            179
Net assets at end of period (000 Omitted) ................  $  7,297       $  6,397      $  5,049      $  2,066       $    381

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                  Global Governments Series
                                          -----------------------------------------------------------------------------------
                                          Six Months Ended                       Years Ended December 31,
                                            June 30, 2005      ---------------------------------------------------------------
                                             (Unaudited)        2004           2003          2002          2001           2000
                                          ----------------   --------       --------      --------      --------       --------

INITIAL CLASS SHARES
Net asset value, beginning of period ......   $  12.40       $  12.92       $  11.75      $   9.74      $   9.95       $  10.27
                                              --------       --------       --------      --------      --------       --------
Income from investment operations#(S) --
  Net investment income ...................   $   0.16       $   0.30       $   0.34      $   0.35      $   0.38       $   0.50
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...      (0.62)          0.76           1.45          1.66         (0.59)         (0.40)
                                              --------       --------       --------      --------      --------       --------
      Total from investment operations ....   $  (0.46)      $   1.06       $   1.79      $   2.01      $  (0.21)      $   0.10
                                              --------       --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income ..............   $  (1.23)      $  (1.58)      $  (0.62)     $   --        $   --         $  (0.42)
  From net realized gain on investments
    and foreign currency transactions .....      (0.07)          --             --            --            --             --
  From paid-in capital ....................       --             --             --            --            --            (0.00)+++
                                              --------       --------       --------      --------      --------       --------
      Total distributions declared to
        shareholders ......................   $  (1.30)      $  (1.58)      $  (0.62)     $   --        $   --         $  (0.42)
                                              --------       --------       --------      --------      --------       --------
Net asset value, end of period ............   $  10.64       $  12.40       $  12.92      $  11.75      $   9.74       $   9.95
                                              ========       ========       ========      ========      ========       ========

Total return (%) (+)& .....................      (4.05)++***    10.06          15.60         20.64         (2.11)          1.22
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions## ....       1.06+          0.98           0.95          0.93          0.98           0.94
  Expenses after expense reductions## .....       1.00+          0.98           0.95          0.93          0.98           0.94
  Net investment income(S) ................       2.70+          2.48           2.75          3.36          3.81           5.11
Portfolio turnover (%) ....................         72            124            143           120            67            131
Net assets at end of period (000 Omitted) .   $ 56,289       $ 62,107       $ 67,472      $ 70,613      $ 50,189       $ 61,441

                                                                               Global Government Series
                                                        ---------------------------------------------------------------------------
                                                        Six Months Ended         Years Ended December 31,
                                                          June 30, 2005    ------------------------------------    Period Ended
                                                           (Unaudited)       2004          2003          2002    December 31, 2001**
                                                        ----------------   --------      --------      --------  -------------------

SERVICE CLASS SHARES
Net asset value, beginning of period .....................  $  12.33       $  12.85      $  11.71      $   9.73       $  10.02
                                                            --------       --------      --------      --------       --------
Income from investment operations#(S) --
  Net investment income ..................................  $   0.14       $   0.27      $   0.30      $   0.33       $   0.12
  Net realized and unrealized gain (loss) on investments
    and foreign currency .................................     (0.61)          0.75          1.45          1.65          (0.41)
                                                            --------       --------      --------      --------       --------
      Total from investment operations ...................  $  (0.47)      $   1.02      $   1.75      $   1.98       $  (0.29)
                                                            --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income .............................  $  (1.20)      $  (1.54)     $  (0.61)     $   --         $   --
  From net realized gain on investments and foreign
    currency transactions ................................     (0.07)          --            --            --             --
                                                            --------       --------      --------      --------       --------
      Total distributions declared to shareholders .......  $  (1.27)      $  (1.54)     $  (0.61)     $   --         $   --
                                                            --------       --------      --------      --------       --------
Net asset value, end of period ...........................  $  10.59       $  12.33      $  12.85      $  11.71       $   9.73
                                                            ========       ========      ========      ========       ========
Total return (%)(+)& .....................................     (4.15)++***     9.80         15.30         20.35          (2.89)++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions## ...................      1.31+          1.23          1.20          1.18           1.23+
  Expenses after expense reductions## ....................      1.25+          1.23          1.20          1.18           1.23+
  Net investment income(S) ...............................      2.45+          2.23          2.50          3.03           3.34+
Portfolio turnover (%) ...................................        72            124           143           120             67
Net assets at end of period (000 Omitted) ................  $  4,630       $  4,832      $  5,355      $  3,969       $    169

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                   Global Total Return Series
                                          -----------------------------------------------------------------------------------
                                          Six Months Ended                       Years Ended December 31,
                                            June 30, 2005      ---------------------------------------------------------------
                                             (Unaudited)        2004           2003          2002          2001           2000
                                          ----------------   --------       --------      --------      --------       --------

INITIAL CLASS SHARES
Net asset value, beginning of period ......   $  17.91       $  15.70       $  13.11      $  13.28      $  15.74       $  16.65
                                              --------       --------       --------      --------      --------       --------
Income from investment operations#(S) --
  Net investment income ...................   $   0.21       $   0.32       $   0.29      $   0.31      $   0.31       $   0.50
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions .................      (0.41)          2.29           2.66         (0.23)        (1.24)         (0.16)
                                              --------       --------       --------      --------      --------       --------
      Total from investment operations ....   $  (0.20)      $   2.61       $   2.95      $   0.08      $  (0.93)      $   0.34
                                              --------       --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income ..............   $  (0.75)      $  (0.40)      $  (0.36)     $  (0.25)     $  (0.61)      $  (0.37)
  From net realized gain on investments
    and foreign currency transactions .....      (1.10)          --             --            --           (0.92)         (0.88)
                                              --------       --------       --------      --------      --------       --------
      Total distributions declared to
        shareholders ......................   $  (1.85)      $  (0.40)      $  (0.36)     $  (0.25)     $  (1.53)      $  (1.25)
                                              --------       --------       --------      --------      --------       --------
Net asset value, end of period ............   $  15.86       $  17.91       $  15.70      $  13.11      $  13.28       $  15.74
                                              ========       ========       ========      ========      ========       ========
Total return (%) (+)& .....................      (1.16)++       17.12          22.97          0.58         (6.17)          2.28
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses ## .............................       0.92+          0.89           0.94          0.90          0.91           0.91
  Net investment income(S) ................       2.42+          1.97           2.06          2.34          2.19           3.13
Portfolio turnover (%) ....................         36             86             93            84            66             86
Net assets at end of period (000 Omitted) .   $164,514       $166,034       $156,675      $ 80,150      $ 88,199       $101,692

                                                                              Global Total Return Series
                                                        ---------------------------------------------------------------------------
                                                        Six Months Ended         Years Ended December 31,
                                                          June 30, 2005    ------------------------------------    Period Ended
                                                           (Unaudited)       2004          2003          2002    December 31, 2001**
                                                        ----------------   --------      --------      --------  -------------------

SERVICE CLASS SHARES
Net asset value, beginning of period .....................  $  17.82       $  15.63      $  13.08      $  13.28       $  13.53
                                                            --------       --------      --------      --------       --------
Income (loss) from investment operations#(S) --
  Net investment income ..................................  $   0.18       $   0.28      $   0.26      $   0.27       $   0.09
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions ....................     (0.40)          2.29          2.63         (0.22)         (0.34)^
                                                            --------       --------      --------      --------       --------
      Total from investment operations ...................  $  (0.22)      $   2.57      $   2.89      $   0.05       $  (0.25)
                                                            --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income .............................  $  (0.71)      $  (0.38)     $  (0.34)     $  (0.25)      $   --
  From net realized gain on investments and foreign
    currency transactions ................................     (1.10)          --            --            --             --
                                                            --------       --------      --------      --------       --------
      Total distributions declared to shareholders .......  $  (1.81)      $  (0.38)     $  (0.34)     $  (0.25)      $   --
                                                            --------       --------      --------      --------       --------
Net asset value, end of period ...........................  $  15.79       $  17.82      $  15.63      $  13.08       $  13.28
                                                            ========       ========      ========      ========       ========
Total return (%)(+)& .....................................     (1.27)++       16.88         22.53          0.41          (1.92)++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## .............................................      1.17+          1.14          1.19          1.15           1.16+
  Net investment income(S) ...............................      2.18+          1.72          1.83          2.10           1.82+
Portfolio turnover (%) ...................................        36             86            93            84             66
Net assets at end of period (000 Omitted) ................  $ 15,581       $ 14,460      $ 11,545      $  5,699       $  1,476

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gain and losses at such time.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                  Government Securities Series
                                          -----------------------------------------------------------------------------------
                                          Six Months Ended                       Years Ended December 31,
                                            June 30, 2005      ---------------------------------------------------------------
                                             (Unaudited)        2004           2003          2002          2001           2000
                                          ----------------   --------       --------      --------      --------       --------

INITIAL CLASS SHARES
Net asset value, beginning of period ......   $  13.16       $  13.44       $  13.85      $  13.28      $  13.11       $  12.48
                                              --------       --------       --------      --------      --------       --------
Income (loss) from investment operations#(S) --
  Net investment income ...................   $   0.28       $   0.54       $   0.44      $   0.58      $   0.73       $   0.81
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...       0.03          (0.07)         (0.14)         0.67          0.22           0.62
                                              --------       --------       --------      --------      --------       --------
      Total from investment operations ....   $   0.31       $   0.47       $   0.30      $   1.25      $   0.95       $   1.43
                                              --------       --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income ..............   $  (0.62)      $  (0.75)      $  (0.59)     $  (0.68)     $  (0.78)      $  (0.80)
  From net realized gain on investments
    and foreign currency transactions .....       --             --            (0.12)         --            --             --
                                              --------       --------       --------      --------      --------       --------
      Total distributions declared to
        shareholders ......................   $  (0.62)      $  (0.75)      $  (0.71)     $  (0.68)     $  (0.78)      $  (0.80)
                                              --------       --------       --------      --------      --------       --------
Net asset value, end of period ............   $  12.85       $  13.16       $  13.44      $  13.85      $  13.28       $  13.11
                                              ========       ========       ========      ========      ========       ========
Total return (%) (+) ......................       2.38++         3.76           2.15          9.80          7.47          12.11
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses ## .............................       0.64+          0.62           0.62          0.60          0.62           0.62
  Net investment income(S) ................       4.32+          4.12           3.22          4.33          5.55           6.47
Portfolio turnover (%) ....................         34             85            144           157            97             70
Net assets at end of period (000 Omitted) .   $468,876       $493,616       $629,265      $877,180      $696,167       $567,008

                                                                              Government Securities Series
                                                        ---------------------------------------------------------------------------
                                                        Six Months Ended         Years Ended December 31,
                                                          June 30, 2005    ------------------------------------    Period Ended
                                                           (Unaudited)       2004          2003          2002    December 31, 2001**
                                                        ----------------   --------      --------      --------  -------------------

SERVICE CLASS SHARES
Net asset value, beginning of period .....................  $  13.10       $  13.38      $  13.81      $  13.27       $  13.08
                                                            --------       --------      --------      --------       --------
Income (loss) from investment operations#(S) --
  Net investment income ..................................  $   0.26       $   0.51      $   0.36      $   0.51       $   0.28
  From net realized and unrealized gain (loss) on
    investments and foreign currency .....................      0.03          (0.07)        (0.10)         0.71          (0.09)
                                                            --------       --------      --------      --------       --------
      Total from investment operations ...................  $   0.29       $   0.44      $   0.26      $   1.22       $   0.19
                                                            --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income .............................  $  (0.59)      $  (0.72)     $  (0.57)     $  (0.68)      $   --
  Net realized gain on investments and foreign currency
    transactions .........................................      --             --           (0.12)         --             --
                                                            --------       --------      --------      --------       --------
      Total distributions declared to shareholders .......  $  (0.59)      $  (0.72)     $  (0.69)     $  (0.68)      $   --
                                                            --------       --------      --------      --------       --------
Net asset value, end of period ...........................  $  12.80       $  13.10      $  13.38      $  13.81       $  13.27
                                                            ========       ========      ========      ========       ========
Total return (%)(+) ......................................      2.25++         3.55          1.87          9.55           1.45++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## .............................................      0.89+          0.87          0.87          0.85           0.87+
  Net investment income(S) ...............................      4.08+          3.90          2.64          3.86           5.52+
Portfolio turnover (%) ...................................        34             85           144           157             97
Net assets at end of period (000 Omitted) ................  $226,266       $204,488      $172,578      $132,071       $ 30,174

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                       High Yield Series
                                          -----------------------------------------------------------------------------------
                                          Six Months Ended                       Years Ended December 31,
                                            June 30, 2005      ---------------------------------------------------------------
                                             (Unaudited)        2004           2003          2002          2001           2000
                                          ----------------   --------       --------      --------      --------       --------

INITIAL CLASS SHARES
Net asset value, beginning of period ......   $   7.32       $   7.27       $   6.56      $   7.05      $   7.63       $   9.02
                                              --------       --------       --------      --------      --------       --------
Income (loss) from investment operations#(S) --
  Net investment income ...................   $   0.25       $   0.52       $   0.54      $   0.61      $   0.73       $   0.84
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...      (0.24)          0.11           0.80         (0.42)        (0.57)         (1.39)
                                              --------       --------       --------      --------      --------       --------
      Total from investment operations ....   $   0.01       $   0.63       $   1.34      $   0.19      $   0.16       $  (0.55)
                                              --------       --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income ..............   $  (0.62)      $  (0.58)      $  (0.63)     $  (0.68)     $  (0.74)      $  (0.84)
                                              --------       --------       --------      --------      --------       --------
Net asset value, end of period ............   $   6.71       $   7.32       $   7.27      $   6.56      $   7.05       $   7.63
                                              ========       ========       ========      ========      ========       ========
Total return (%) (+)& .....................       0.40++         9.54          21.44          2.70          1.80          (6.79)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## ..............................       0.86+          0.83           0.83          0.82          0.84           0.83
  Net investment income(S) ................       6.97+          7.27           7.89          9.15          9.93           9.96
Portfolio turnover (%) ....................         31             68             92            75            58             56
Net assets at end of period (000 Omitted) .   $278,485       $319,653       $360,207      $305,487      $367,973       $333,042

                                                                                  High Yield Series
                                                        ---------------------------------------------------------------------------
                                                        Six Months Ended         Years Ended December 31,
                                                          June 30, 2005    ------------------------------------    Period Ended
                                                           (Unaudited)       2004          2003          2002    December 31, 2001**
                                                        ----------------   --------      --------      --------  -------------------
SERVICE CLASS SHARES
Net asset value, beginning of period .....................  $   7.28       $   7.23      $   6.53      $   7.04       $   7.09
                                                            --------       --------      --------      --------       --------
Income (loss) from investment operations#(S) --
  Net investment income ..................................  $   0.23       $   0.49      $   0.51      $   0.58       $   0.25
  Net realized and unrealized gain (loss) on investments
    and foreign currency .................................     (0.23)          0.12          0.81         (0.41)         (0.30)
                                                            --------       --------      --------      --------       --------
      Total from investment operations ...................  $   --         $   0.61      $   1.32      $   0.17       $  (0.05)
                                                            --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income .............................  $  (0.60)      $  (0.56)     $  (0.62)     $  (0.68)      $   --
                                                            --------       --------      --------      --------       --------
Net asset value, end of period ...........................  $   6.68       $   7.28      $   7.23      $   6.53       $   7.04
                                                            ========       ========      ========      ========       ========
Total return (%)(+)& .....................................      0.28++         9.37         21.21          2.37          (0.71)++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## .............................................      1.11+          1.08          1.08          1.07           1.09+
  Net investment income(S) ...............................      6.72+          6.99          7.59          8.99           9.55+
Portfolio turnover (%) ...................................        31             68            92            75             58
Net assets at end of period (000 Omitted) ................  $107,390       $109,914      $ 98,931      $ 44,533       $ 11,990

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                  International Value Series
                                          -----------------------------------------------------------------------------------
                                          Six Months Ended                       Years Ended December 31,
                                            June 30, 2005      ---------------------------------------------------------------
                                             (Unaudited)        2004           2003          2002          2001           2000
                                          ----------------   --------       --------      --------      --------       --------

INITIAL CLASS SHARES
Net asset value, beginning of period ......   $  15.58       $  12.27       $   9.28      $   9.93      $  13.16       $  14.97
                                              --------       --------       --------      --------      --------       --------
Income from investment operations# --
  Net investment income ...................   $   0.23       $   0.20       $   0.11      $   0.09      $   0.08       $   0.25
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ..........................      (0.13)          3.21           2.98         (0.66)        (1.89)         (0.58)
                                              --------       --------       --------      --------      --------       --------
      Total from investment operations ....   $   0.10       $   3.41       $   3.09      $  (0.57)     $  (1.81)      $  (0.33)
                                              --------       --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income ..............   $  (0.18)      $  (0.10)      $  (0.10)     $  (0.08)     $  (0.24)      $  (0.12)
  From net realized gain on investments
    and foreign currency transactions .....      (0.31)          --             --            --           (1.18)         (1.36)
                                              --------       --------       --------      --------      --------       --------
      Total distributions declared to
        shareholders ......................   $  (0.49)      $  (0.10)      $  (0.10)     $  (0.08)     $  (1.42)      $  (1.48)
                                              --------       --------       --------      --------      --------       --------
Net asset value, end of period ............   $  15.19       $  15.58       $  12.27      $   9.28      $   9.93       $  13.16
                                              ========       ========       ========      ========      ========       ========
Total return (%)(+)& ......................       0.64++        28.02          33.63         (5.86)       (14.63)         (2.33)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## ..............................       1.14+          1.15           1.28          1.24          1.23           1.21
  Net investment income ...................       3.03+          1.52           1.06          0.91          0.76           1.81
Portfolio turnover (%) ....................         18             65             84            80           112             80
Net assets at end of period (000 Omitted) .   $ 95,429       $ 84,996       $ 61,108      $ 50,609      $ 64,134       $ 82,942

                                                                              International Value Series
                                                        ---------------------------------------------------------------------------
                                                        Six Months Ended         Years Ended December 31,
                                                          June 30, 2005    ------------------------------------    Period Ended
                                                           (Unaudited)       2004          2003          2002    December 31, 2001**
                                                        ----------------   --------      --------      --------  -------------------
SERVICE CLASS SHARES
Net asset value, beginning of period .....................  $  15.54       $  12.24      $   9.27      $   9.93       $  10.51
                                                            --------       --------      --------      --------       --------
Income (loss) from investment operations# --
  Net investment income (loss) ...........................  $   0.22       $   0.18      $   0.07      $   0.04       $  (0.01)
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions ....................     (0.15)          3.20          2.98         (0.62)         (0.57)^
                                                            --------       --------      --------      --------       --------
      Total from investment operations ...................  $   0.07       $   3.38      $   3.05      $  (0.58)      $  (0.58)
                                                            --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income .............................  $  (0.15)      $  (0.08)     $  (0.08)     $  (0.08)      $   --
  From net realized gain on investments and foreign
    currency transactions ................................     (0.31)          --            --            --             --
                                                            --------       --------      --------      --------       --------
Total distributions declared to shareholders .............  $  (0.46)      $  (0.08)     $  (0.08)     $  (0.08)      $   --
                                                            --------       --------      --------      --------       --------
Net asset value, end of period ...........................  $  15.15       $  15.54      $  12.24      $   9.27       $   9.93
                                                            ========       ========      ========      ========       ========
Total return (%)(+)& .....................................      0.47++        27.82^^       33.20         (5.97)         (5.52)++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## .............................................      1.39+          1.40          1.53          1.49           1.48+
  Net investment income (loss) ...........................      2.86+          1.31          0.67          0.44          (0.17)+
Portfolio turnover (%) ...................................        18             65            84            80            112
Net assets at end of period (000 Omitted) ................  $  9,073       $  6,805      $  4,646      $  2,246       $    425

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
 ^^ During the year ended December 31, 2004, the series received a payment from the investment adviser to reimburse the series for losses on investments not meeting the investment guidelines of the series. If this loss had been incurred, the total return would have been 28.01% and 27.81% for Initial and Service Class shares, respectively.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                      Money Market Series
                                          -----------------------------------------------------------------------------------
                                          Six Months Ended                       Years Ended December 31,
                                            June 30, 2005      ---------------------------------------------------------------
                                             (Unaudited)        2004           2003          2002          2001           2000
                                          ----------------   --------       --------      --------      --------       --------
7INITIAL CLASS SHARES
Net asset value, beginning of period ......   $   1.00       $   1.00       $   1.00      $   1.00      $   1.00       $   1.00
                                              --------       --------       --------      --------      --------       --------
Income from investment operations#(S) --
  Net investment income ...................   $   0.01       $   0.01       $   0.01      $   0.01      $   0.04       $   0.06
                                              --------       --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income ..............   $  (0.01)      $  (0.01)      $  (0.01)     $  (0.01)     $  (0.04)      $  (0.06)
                                              --------       --------       --------      --------      --------       --------
Net asset value, end of period ............   $   1.00       $   1.00       $   1.00      $   1.00      $   1.00       $   1.00
                                              ========       ========       ========      ========      ========       ========
Total return (%)(+) .......................       1.07++         0.83           0.63          1.27          3.78           5.95
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## ..............................       0.59+          0.58           0.57          0.57          0.57           0.58
  Net investment income ...................       2.18+          0.79           0.64          1.27          3.56           5.76
Net assets at end of period (000 Omitted) .   $260,972       $282,595       $426,154      $690,127      $702,808       $476,370
                                                                                 Money Market Series
                                                        ---------------------------------------------------------------------------
                                                        Six Months Ended         Years Ended December 31,
                                                          June 30, 2005    ------------------------------------    Period Ended
                                                           (Unaudited)       2004          2003          2002    December 31, 2001**
                                                        ----------------   --------      --------      --------  -------------------
SERVICE CLASS SHARES
Net asset value, beginning of period .....................  $   1.00       $   1.00      $   1.00      $   1.00       $   1.00
                                                            --------       --------      --------      --------       --------
Income from investment operations# --
  Net investment income ..................................  $   0.01       $   0.01      $   0.00+++   $   0.01       $   0.01
                                                            --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income .............................  $  (0.01)      $  (0.01)     $  (0.00)+++  $  (0.01)      $  (0.01)
                                                            --------       --------      --------      --------       --------
Net asset value, end of period ...........................  $   1.00       $   1.00      $   1.00      $   1.00       $   1.00
                                                            ========       ========      ========      ========       ========
Total return (%)(+) ......................................      0.94++         0.57          0.38          1.02           0.72++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## .............................................      0.84+          0.82          0.82          0.82           0.82+
  Net investment income ..................................      1.97+          0.63          0.37          0.99           3.31+
Net assets at end of period (000 Omitted) ................  $106,840       $ 87,785      $ 49,380      $ 52,745       $ 20,493

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                    Strategic Income Series
                                          -----------------------------------------------------------------------------------
                                          Six Months Ended                       Years Ended December 31,
                                            June 30, 2005      ---------------------------------------------------------------
                                             (Unaudited)        2004           2003          2002          2001           2000
                                          ----------------   --------       --------      --------      --------       --------

INITIAL CLASS SHARES
Net asset value, beginning of period ......   $  11.42       $  11.12       $  10.31      $  10.04      $  10.10       $  10.25
                                              --------       --------       --------      --------      --------       --------
Income from investment operations#(S) --
  Net investment income ...................   $   0.30       $   0.61       $   0.59      $   0.57      $   0.67       $   0.79
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...      (0.21)          0.23           0.71          0.16         (0.34)         (0.51)
                                              --------       --------       --------      --------      --------       --------
      Total from investment operations ....   $   0.09       $   0.84       $   1.30      $   0.73      $   0.33       $   0.28
                                              --------       --------       --------      --------      --------       --------
Less distributions declared to shareholders --
  From net investment income ..............   $  (0.80)      $  (0.54)      $  (0.49)     $  (0.46)     $  (0.35)      $  (0.43)
  From net realized gain on investments
    and foreign currency transactions .....      (0.10)          --             --            --           (0.04)          --
                                              --------       --------       --------      --------      --------       --------
      Total distributions declared to
        shareholders ......................   $  (0.90)      $  (0.54)      $  (0.49)     $  (0.46)     $  (0.39)      $  (0.43)
                                              --------       --------       --------      --------      --------       --------
Net asset value, end of period ............   $  10.61       $  11.42       $  11.12      $  10.31      $  10.04       $  10.10
                                              ========       ========       ========      ========      ========       ========
Total return (%) (+)& .....................       0.94++         8.04          12.89          7.52          3.31           2.87
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## ..............................       0.98+          0.91           0.90          0.86          1.01           0.98
  Net investment income(S) ................       5.40+          5.55           5.58          5.74          6.69           7.90
Portfolio turnover (%) ....................         40             74            127           137           179            107
Net assets at end of period (000 Omitted) .   $ 63,493       $ 66,248       $ 67,547      $ 56,980      $ 47,813       $ 33,323

                                                                                Strategic Income Series
                                                        ---------------------------------------------------------------------------
                                                        Six Months Ended         Years Ended December 31,
                                                          June 30, 2005    ------------------------------------    Period Ended
                                                           (Unaudited)       2004          2003          2002    December 31, 2001**
                                                        ----------------   --------      --------      --------  -------------------
SERVICE CLASS SHARES
Net asset value, beginning of period .....................  $  11.35       $  11.06      $  10.28      $  10.03       $   9.91
                                                            --------       --------      --------      --------       --------
Income from investment operations#(S) --
  Net investment income ..................................  $   0.28       $   0.59      $   0.57      $   0.53       $   0.21
  Net realized and unrealized gain (loss) on investments
     and foreign currency ................................     (0.20)          0.22          0.68          0.18          (0.09)
                                                            --------       --------      --------      --------       --------
      Total from investment operations ...................  $   0.08       $   0.81      $   1.25      $   0.71       $   0.12
                                                            --------       --------      --------      --------       --------
Less distributions declared to shareholders
  From net investment income .............................  $  (0.77)      $  (0.52)     $  (0.47)     $  (0.46)      $   --
  From net realized gain on investments and foreign
    currency transactions ................................     (0.10)          --            --            --             --
                                                            --------       --------      --------      --------       --------
      Total distributions declared to shareholders .......  $  (0.87)      $  (0.52)     $  (0.47)     $  (0.46)      $   --
                                                            --------       --------      --------      --------       --------
Net asset value, end of period ...........................  $  10.56       $  11.35      $  11.06      $  10.28       $  10.03
                                                            --------       --------      --------      --------       --------
                                                            --------       --------      --------      --------       --------
Total return (%)(+)& .....................................      0.84++         7.83         12.48          7.31           1.21++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## .............................................      1.23+          1.16          1.15          1.11           1.26+
  Net investment income(S) ...............................      5.14+          5.31          5.36          5.41           6.00+
Portfolio turnover (%) ...................................        40             74           127           137            179
Net assets at end of period (000 Omitted) ................  $ 23,317       $ 24,184      $ 21,008      $ 12,979       $  2,585

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series*, Capital Appreciation Series, Capital Opportunities Series, Core Equity Series, Emerging Growth Series, Emerging Markets Equity Series*, Global Governments Series*, Global Growth Series, Global Total Return Series*, Government Securities Series*, High Yield Series*, International Growth Series, International Value Series*, Massachusetts Investors Growth Stock Series, Massachusetts Investors Trust Series, Mid Cap Growth Series, Mid Cap Value Series, Money Market Series*, New Discovery Series, Research Series, Research International Series, Strategic Growth Series, Strategic Income Series*, Strategic Value Series, Technology Series, Total Return Series, Utilities Series and Value Series. All of these series are diversified except for the Global Governments Series, High Yield Series, Strategic Income Series and Utilities Series, which are non-diversified as that term is defined in the 1940 Act. The shares of each series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The High Yield Series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities in each series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in each series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Foreign currency options are valued by MFS using an external pricing model approved by the Board of Trustees that uses market data from an independent pricing source. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. Each series' use of amortized cost is subject to the series' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, each series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Futures Contracts - Certain series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. The series' investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the series' relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the series has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest or exchange rates or securities prices move unexpectedly, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Security Loans - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of each series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Forward Foreign Currency Exchange Contracts - Each series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Dollar Roll Transactions - Certain series enter into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the series sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the series will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the series' total return. Each series accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the series at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. For Money Market Series, all premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Each series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

Certain series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities. Certain series may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Fees Paid Indirectly - Each series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, each series' custodian fees were reduced under this arrangement. Certain series have entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, certain series' miscellaneous expenses were reduced under this agreement as noted below. These amounts are shown as a reduction of total expenses on the Statement of Operations.

                             Emerging       Global     Global Total   Government      High    International    Money      Strategic
                  Bond        Markets     Governments     Return      Securities      Yield       Value        Market       Income
                 Series    Equity Series    Series        Series        Series       Series      Series        Series       Series
----------------------------------------------------------------------------------------------------------------------------------
Balance credits  $3,029       $  962         $644         $2,055        $7,976       $16,137       $563         $4,178       $1,769
Commission
  recapture
  credits ......   --            785          --             597          --           1,223        --            --           --
                  -----        -----         ----          -----        ------       -------       ----          -----        -----
Total .......... $3,029       $1,747         $644         $2,652        $7,976       $17,360       $563         $4,178       $1,769
                 ======       ======         ====         ======        ======       =======       ====         ======       ======

Tax Matters and Distributions - Each series' policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, defaulted bonds, wash sales, foreign taxes, passive foreign investment companies, straddle loss deferrals, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                Bond Series         Emerging Markets Equity Series       Global Governments Series
                                    ----------------------------     --------------------------      -----------------------------
                                                December 31,                   December 31,                     December 31,
                                    ----------------------------     --------------------------      -----------------------------
                                        2004              2003           2004         2003              2004              2003
----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income ...............    $15,984,702     $13,094,391     $   553,290    $   207,746      $ 8,408,586       $ 4,089,067
  Long-term capital gain ........      2,879,247            --              --             --               --                --
                                     -----------     -----------     -----------    -----------      -----------       -----------
  Total distributions declared ..    $18,863,949     $13,094,391     $   553,290    $   207,746      $ 8,408,586       $ 4,089,067
                                     ===========     ===========     ===========    ===========      ===========       ===========

                                      Global Total Return Series     Government Securities Series          High Yield Series
                                    ----------------------------     ----------------------------    -----------------------------
                                                December 31,                   December 31,                     December 31,
                                    ----------------------------     ----------------------------    -----------------------------
                                        2004              2003           2004         2003              2004              2003
----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income ...............    $ 4,172,790     $ 2,282,887     $40,795,150    $45,340,898      $31,912,516       $34,953,137
  Long-term capital gain ........           --              --              --        6,296,006             --                --
                                     -----------     -----------     -----------    -----------      -----------       -----------
  Total distributions declared ..    $ 4,172,790     $ 2,282,887     $40,795,150    $51,636,904      $31,912,516       $34,953,137
                                     ===========     ===========     ===========    ===========      ===========       ===========

                                       International Value Series          Money Market Series           Strategic Income Series
                                    ----------------------------     --------------------------      -----------------------------
                                                December 31,                   December 31,                     December 31,
                                    ----------------------------     --------------------------      -----------------------------
                                        2004              2003           2004         2003              2004              2003
----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income ...............    $   542,884     $   548,707     $ 3,275,930    $ 3,887,060      $ 4,577,175       $ 3,556,078
  Long-term capital gain ........           --              --              --             --               --                --
                                     -----------     -----------     -----------    -----------      -----------       -----------
  Total distributions declared ..    $   542,884     $   548,707     $ 3,275,930    $ 3,887,060      $ 4,577,175       $ 3,556,078
                                     ===========     ===========     ===========    ===========      ===========       ===========

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                   Emerging           Global
                                                                                Bond            Markets Equity      Governments
                                                                               Series               Series            Series
        -------------------------------------------------------------------------------------------------------------------------
        Undistributed ordinary income ................................       $14,156,055          $   487,008       $   6,703,471
        Undistributed long-term capital gain .........................         3,592,263              271,398              96,874
        Capital loss carryforward ....................................           --                   --                  --
        Unrealized appreciation (depreciation) .......................         7,993,670           16,862,162           5,563,401
        Other temporary differences ..................................           --                   (93,831)         (1,963,960)

                                                                                                  Government             High
                                                                            Global Total          Securities             Yield
                                                                            Return Series           Series              Series
        -------------------------------------------------------------------------------------------------------------------------
        Undistributed ordinary income ................................       $10,132,156          $31,698,736       $  31,882,505
        Undistributed long-term capital gain .........................         8,623,155              --                  --
        Capital loss carryforward ....................................       (12,033,502)          (7,809,032)       (102,702,104)
        Unrealized appreciation (depreciation) .......................        28,247,410            9,923,450           6,843,919
        Other temporary differences ..................................        (2,001,169)                  (5)           (575,972)

                                                                            International            Money           Strategic
                                                                                Value               Market            Income
                                                                               Series               Series            Series
        -------------------------------------------------------------------------------------------------------------------------
        Undistributed ordinary income ................................       $ 1,165,815            $1,784          $   6,199,820
        Undistributed long-term capital gain .........................         2,076,145              --                  625,373
        Capital loss carryforward ....................................           --                 (1,113)               --
        Unrealized appreciation (depreciation) .......................        20,648,231              --                5,020,772
        Other temporary differences ..................................           (25,762)             --               (1,623,158)

For federal income tax purposes, the following series had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

                                                      Global Total            Government                High           Money
                                                         Return               Securities                Yield          Market
        Expiration Date                                  Series*                Series                 Series          Series
        ------------------------------------------------------------------------------------------------------------------------
        December 31, 2006 ......................      $    --                $    --               $  (5,629,227)         $   --
        December 31, 2007 ......................           --                     --                  (6,145,967)             --
        December 31, 2008 ......................           --                     --                  (6,617,797)             --
        December 31, 2009 ......................        (6,305,104)               --                 (37,568,488)            (776)
        December 31, 2010 ......................        (5,728,398)               --                 (46,740,625)             --
        December 31, 2011 ......................           --                 (4,003,424)                --                  (271)
        December 31, 2012 ......................           --                 (3,805,608)                --                   (66)
                                                      ------------           -----------           -------------          -------
        Total ..................................      $(12,033,502)          $(7,809,032)          $(102,702,104)         $(1,113)
                                                      ============           ===========           =============          =======

* The availability of a portion of these respective capital loss carryforwards, which were acquired on September 5, 2003, in connection with the Sun Life Global Asset Allocation fund acquisition, may be limited in a given year.

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Bond Series: The management fee is 0.60% of average daily net assets.

Emerging Markets Equity Series: The management fee is 1.05% of the first $500 million of average daily net assets and 1.00% of average daily net assets in excess of $500 million.

Global Governments Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Government Securities Series: The management fee is 0.55% of average daily net assets.

High Yield Series: The management fee is 0.75% of average daily net assets.

International Value Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $2 billion.

Money Market Series: The management fee is 0.50% of average daily net assets.

Strategic Income Series: The management fee is 0.75% of average daily net assets.

The investment adviser has agreed to pay a portion of certain series'
operating expenses, exclusive of certain other fees and expenses, such that the operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. This is reflected as a reduction of total expenses in the Statements of Operations for these series. Effective management fees and expense limitations are as follows:
                                  Effective      Initial Class    Service Class
                                 Management         Expense          Expense
                                    Fees          Limitations      Limitations
--------------------------------------------------------------------------------
Bond Series ....................   0.60%              N/A              N/A
Emerging Markets Equity Series .   1.05%              N/A              N/A
Global Governments Series ......   0.75%             1.00%            1.25%
Global Total Return Series .....   0.75%              N/A              N/A
Government Securities Series ...   0.55%             1.00%            1.25%
High Yield Series ..............   0.75%#            1.00%            1.25%
International Value Series .....   0.90%              N/A              N/A
Money Market Series ............   0.50%#            0.60%            0.85%
Strategic Income Series ........   0.75%              N/A              N/A

#The management fee for the High Yield Series is reduced to 0.70% of the average daily net assets in excess of $1 billion. The management fee for Money Market Series is reduced to 0.45% of the average daily net assets in excess of $500 million. For the six months ended June 30, 2005, the average daily net assets for the High Yield Series and Money Market Series did not exceed $1 billion and $500 million, respectively, and therefore, neither management fee was reduced.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to the following annual effective rates for each series.

                                                                    Percent of
                                                                   Average Daily
                                                                    Net Assets
--------------------------------------------------------------------------------
Bond Series ......................................................    0.01559%
Emerging Markets Equity Series ...................................    0.01573%
Global Governments Series ........................................    0.01556%
Global Total Return Series .......................................    0.01565%
Government Securities Series .....................................    0.01563%
High Yield Series ................................................    0.01549%
International Value Series .......................................    0.01578%
Money Market Series ..............................................    0.01533%
Strategic Income Series ..........................................    0.01559%

Trustees' Compensation - Each series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFS Service Center, Inc. (MFSC).

Other - This series and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

For the six months ended June 30, 2005, payments made by the series to Tarantino LLC amounted to the following:
                                                                      ICCO Fee
------------------------------------------------------------------------------
Bond Series ......................................................     $  553
Emerging Markets Equity Series ...................................        155
Global Governments Series ........................................        149
Global Total Return Series .......................................        414
Government Securities Series .....................................      1,609
High Yield Series ................................................        927
International Value Series .......................................        238
Money Market Series ..............................................        863
Strategic Income Series ..........................................        204

The International Value Series' and Global Total Return Series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, each series accrued an estimate of the amount to be received pursuant to this matter in the amount of $942 and $2,205, respectively, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to each series on February 16, 2005.

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                            Emerging              Global
                                                          Bond           MarketsEquity         Governments           Global Total
                                                         Series              Series               Series             Return Series
----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities ......................      $25,476,323         $   --               $14,347,090           $14,811,319
                                                       ===========         ===========          ===========           ===========
Investments (non-U.S. government securities) ....      $29,679,891         $29,896,036          $26,763,849           $51,534,363
                                                       ===========         ===========          ===========           ===========

Sales
U.S. government securities ......................      $16,529,395         $   --               $11,203,727           $12,895,440
                                                       ===========         ===========          ===========           ===========
Investments (non-U.S. government securities) ....      $47,071,529         $29,272,144          $29,971,047           $40,034,895
                                                       ===========         ===========          ===========           ===========

                                                       Government          High Yield          International           Strategic
                                                    Securities Series        Series            Value Series          Income Series
----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities ......................     $229,605,688        $    --                   --                $ 5,766,847
                                                      ============        ============          ===========           ===========
Investments (non-U.S. government securities) ....     $    --             $116,087,431          $29,034,469           $27,956,067
                                                      ============        ============          ===========           ===========

Sales
U.S. government securities ......................     $241,371,036        $    --                   --                $ 3,580,824
                                                      ============        ============          ===========           ===========
Investments (non-U.S. government securities) ....     $  1,181,665        $138,994,859          $17,077,449           $30,146,115
                                                      ============        ============          ===========           ===========

Purchases and sales of investments for the Money Market Series, which consist solely of short-term obligations, amounted to $2,456,124,941 and $2,462,170,000 respectively, excluding repurchase agreements.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

                                                                                             Emerging                Global
                                                                        Bond              Markets Equity           Governments
                                                                       Series                 Series                 Series
------------------------------------------------------------------------------------------------------------------------------
Aggregate cost ....................................................  $225,403,294            $58,327,863            $61,393,494
                                                                     ============            ===========            ===========
Gross unrealized appreciation .....................................  $  6,987,686            $15,028,254            $ 1,013,073
Gross unrealized depreciation .....................................    (2,347,997)              (354,027)              (598,912)
                                                                     ------------            -----------            -----------
  Net unrealized appreciation (depreciation) ......................  $  4,639,689            $14,674,227            $   414,161
                                                                     ============            ===========            ===========

                                                                     Global Total            Government
                                                                        Return               Securities             High Yield
                                                                        Series                 Series                 Series
--------------------------------------------------------------------------------------------------------------------------------
Aggregate cost ....................................................  $175,705,389           $686,978,537           $391,367,168
                                                                     ============           ============           ============
Gross unrealized appreciation .....................................  $ 21,363,881           $ 14,593,251           $    750,718
Gross unrealized depreciation .....................................    (2,782,178)            (3,287,933)           (10,454,948)
                                                                     ------------            -----------            -----------
  Net unrealized appreciation (depreciation) ......................  $ 18,581,703           $ 11,305,318          $  (9,704,230)
                                                                     ============           ============          =============

                                                                     International              Money                Strategic
                                                                         Value                  Market                 Income
                                                                         Series                 Series                 Series
--------------------------------------------------------------------------------------------------------------------------------
Aggregate cost ....................................................  $104,338,898           $368,112,149           $ 84,597,992
                                                                     ============           ============           ============
Gross unrealized appreciation .....................................  $ 17,709,984           $         --           $  2,811,820
Gross unrealized depreciation .....................................    (2,533,580)                    --             (1,038,425)
                                                                     ------------            -----------            -----------
  Net unrealized appreciation (depreciation) ......................  $ 15,176,404           $         --           $  1,773,395
                                                                     ============           ============           ============

(5) SHARES OF BENEFICIAL INTEREST

Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                         Bond Series                                      Emerging Markets Equity Series
                  -----------------------------------------------------      ------------------------------------------------------
                    Six Months Ended                Year Ended                   Six Months Ended               Year Ended
                      June 30, 2005               December 31, 2004                June 30, 2005             December 31, 2004
                  -----------------------      ------------------------      -------------------------    -------------------------
Initial Class     Shares       Amount          Shares        Amount           Shares       Amount          Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..    221,452   $   2,632,874     5,071,162   $  61,086,732       300,110   $   4,996,841     3,317,958   $  45,643,028
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions  1,078,209      12,054,378     1,205,629      13,623,611        41,967         691,621         3,824          46,618
Shares
 reacquired .. (1,320,895)    (15,707,064)   (8,878,390)   (106,999,719)     (326,260)     (5,275,431)   (3,422,783)    (46,843,179)
               ----------   -------------   -----------   -------------   -----------   -------------   -----------   -------------
Net change ...    (21,234)  $  (1,019,812)   (2,601,599)  $ (32,289,376)       15,817   $     413,031       (63,430)  $    (693,480)
               ==========   =============   ===========   =============   ===========   =============   ===========   =============

                    Six Months Ended                 Year Ended                  Six Months Ended               Year Ended
                      June 30, 2005               December 31, 2004                June 30, 2005             December 31, 2004
                  -----------------------      ------------------------      -------------------------    -------------------------
Service Class     Shares       Amount          Shares        Amount           Shares       Amount          Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..    369,008   $   4,415,445    11,543,356   $ 138,961,201        58,892   $     987,430       495,061   $   6,772,071
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions    511,780       5,696,112       465,808       5,240,338         4,191          68,782        41,395         506,671
Shares
 reacquired ..   (266,228)     (3,149,565)  (11,276,829)   (135,583,617)      (32,711)       (535,209)     (495,573)     (6,796,491)
               ----------   -------------   -----------   -------------   -----------   -------------   -----------   -------------
Net change ...    614,560   $   6,961,992       732,335   $   8,617,922        30,372   $     521,003         3,312   $      22,198
               ==========   =============   ===========   =============   ===========   =============   ===========   =============

                                        Global Governments Series                           Global Total Return Series
                  -----------------------------------------------------      ------------------------------------------------------
                    Six Months Ended                Year Ended                   Six Months Ended               Year Ended
                      June 30, 2005               December 31, 2004                June 30, 2005             December 31, 2004
                  -----------------------      ------------------------      -------------------------    -------------------------
Initial Class     Shares       Amount          Shares        Amount           Shares       Amount          Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..    218,281   $   2,602,778     3,105,655   $  37,822,314       490,909   $   8,497,481     2,848,109   $  46,670,802
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions    575,169       6,298,096       726,417       7,801,714     1,081,368      17,247,815       257,636       3,877,428
Shares
 reacquired ..   (509,429)     (5,919,022)   (4,045,789)    (48,878,366)     (468,616)     (8,055,528)   (3,818,141)    (62,193,006)
               ----------   -------------   -----------   -------------   -----------   -------------   -----------   -------------
Net change ...    284,021   $   2,981,852      (213,717)  $  (3,254,338)    1,103,661   $  17,689,768      (712,396)  $ (11,644,776)
               ==========   =============   ===========   =============   ===========   =============   ===========   =============

                                 Global Governments Series                               Global Total Return Series
                  -----------------------------------------------------      ------------------------------------------------------
                    Six Months Ended                 Year Ended                  Six Months Ended               Year Ended
                      June 30, 2005               December 31, 2004                June 30, 2005             December 31, 2004
                  -----------------------      ------------------------      -------------------------    -------------------------
Service Class     Shares       Amount          Shares        Amount           Shares       Amount          Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..     58,124   $     678,167       387,025   $   4,673,245       130,348   $   2,169,526       566,152   $   9,254,717
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions     46,301         504,221        56,770         606,872        94,772       1,505,929        19,704         295,362
Shares
 reacquired ..    (58,886)       (672,813)     (468,575)     (5,628,376)      (49,643)       (859,294)     (512,982)     (8,408,339)
               ----------   -------------   -----------   -------------   -----------   -------------   -----------   -------------
Net change ...     45,539   $     509,575       (24,780)  $    (348,259)      175,477   $   2,816,161        72,874   $   1,141,740
               ==========   =============   ===========   =============   ===========   =============   ===========   =============

                                 Government Securities Series                                  High Yield Series
                  -----------------------------------------------------      ------------------------------------------------------
                    Six Months Ended                Year Ended                   Six Months Ended               Year Ended
                      June 30, 2005               December 31, 2004                June 30, 2005             December 31, 2004
                  -----------------------      ------------------------      -------------------------    -------------------------
Initial Class     Shares       Amount          Shares        Amount           Shares       Amount          Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..  1,185,000   $  15,625,255    40,533,635   $ 535,793,081     1,086,479   $   7,910,676    32,287,107   $ 230,054,193
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions  1,730,845      21,947,118     2,469,358      30,916,358     3,668,551      23,882,264     3,895,806      25,517,531
Shares
 reacquired .  (3,928,506)    (51,445,424)  (52,340,280)   (691,733,093)   (6,927,888)    (49,964,882)  (42,095,125)   (299,588,726)
               ----------   -------------   -----------   -------------   -----------   -------------   -----------   -------------
Net change ... (1,012,661)  $ (13,873,051)   (9,337,287)  $(125,023,654)   (2,172,858)  $ (18,171,942)   (5,912,212)  $ (44,017,002)
               ==========   =============   ===========   =============   ===========   =============   ===========   =============

                    Six Months Ended                 Year Ended                  Six Months Ended               Year Ended
                      June 30, 2005               December 31, 2004                June 30, 2005             December 31, 2004
                  -----------------------      ------------------------      -------------------------    -------------------------
Service Class     Shares       Amount          Shares        Amount           Shares       Amount          Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..  2,120,278   $  27,657,744    36,404,580   $ 478,360,783     2,767,423   $  18,625,425    24,759,395   $ 175,223,437
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions    771,579       9,752,762       791,570       9,878,792     1,238,474       8,025,309       980,826       6,394,985
Shares
 reacquired ..   (823,373)    (10,761,031)  (34,486,780)   (453,189,018)   (3,028,717)    (21,478,215)  (24,321,573)   (172,225,545)
               ----------   -------------   -----------   -------------   -----------   -------------   -----------   -------------
Net change ...  2,068,484   $  26,649,475     2,709,370   $  35,050,557       977,180   $   5,172,519     1,418,648   $   9,392,877
               ==========   =============   ===========   =============   ===========   =============   ===========   =============

                                       International Value Series                              Money Market Series
                  -----------------------------------------------------      ------------------------------------------------------
                    Six Months Ended                Year Ended                   Six Months Ended               Year Ended
                      June 30, 2005               December 31, 2004                June 30, 2005             December 31, 2004
                  -----------------------      ------------------------      -------------------------    -------------------------
Initial Class     Shares       Amount          Shares        Amount           Shares       Amount          Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..    860,947   $  13,611,486     2,841,851   $  39,146,547    39,786,492   $  39,786,492   240,019,263   $ 240,019,263
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions    197,356       2,997,834        40,749         505,289     2,926,609       2,926,609     2,750,580       2,750,580
Shares
 reacquired ..   (228,458)     (3,535,818)   (2,410,210)    (33,083,568)  (64,391,793)    (64,391,793)  (386,329,180)  (386,329,180)
               ----------   -------------   -----------   -------------   -----------   -------------   -----------   -------------
Net change ...    829,845   $  13,073,502       472,390   $   6,568,268   (21,678,692)  $ (21,678,692)  (143,559,337) $(143,559,337)
               ==========   =============   ===========   =============   ===========   =============   ============  =============

                    Six Months Ended                 Year Ended                  Six Months Ended               Year Ended
                      June 30, 2005               December 31, 2004                June 30, 2005             December 31, 2004
                  -----------------------      ------------------------      -------------------------    -------------------------
Service Class     Shares       Amount          Shares        Amount           Shares       Amount          Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..    174,037   $   2,707,085   $   489,087   $   6,684,295    38,823,024   $  38,823,024   242,738,367   $ 242,738,367
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions     15,862         240,465         3,037          37,595       939,142         939,142       525,348         525,348
Shares
 reacquired ..    (28,872)       (449,259)     (433,613)     (5,915,376)  (20,730,738)    (20,730,738) (204,858,753)   (204,858,753)
               ----------   -------------   -----------   -------------   -----------   -------------   -----------   -------------
Net change ...    161,027   $   2,498,291        58,511   $     806,514    19,031,428   $  19,031,428    38,404,962   $  38,404,962
               ==========   =============   ===========   =============   ===========   =============   ===========   =============

                                         Strategic Income Series
                  -----------------------------------------------------
                    Six Months Ended                Year Ended
                      June 30, 2005               December 31, 2004
                  -----------------------      ------------------------
Initial Class     Shares       Amount          Shares        Amount
-----------------------------------------------------------------------
Shares sold ...   202,871   $   2,274,693     3,253,893   $ 36,025,626
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions    486,256       5,066,781       305,783       3,174,021
Shares
 reacquired ...  (504,139)     (5,596,018)   (3,836,156)    (42,429,005)
               ----------   -------------   -----------   -------------
Net change ....   184,988   $   1,745,456      (276,480)  $  (3,229,358)
               ==========   =============   ===========   =============

                                  Strategic Income Series
                  -----------------------------------------------------
                    Six Months Ended                 Year Ended
Service Class         June 30, 2005               December 31, 2004
-----------------------------------------------------------------------
Shares sold ...   126,250   $   1,392,780     2,607,127   $  28,789,259
Shares issued
 to
 shareholders
 in
 reinvestment
 of
 distributions    169,760       1,760,417       135,833       1,403,154
Shares
 reacquired ...  (217,384)     (2,433,641)   (2,511,605)    (27,208,187)
               ----------   -------------   -----------   -------------
Net change ....    78,626   $     719,556       231,355   $   2,984,226
               ==========   =============   ===========   =============

(6) LINE OF CREDIT
Each series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee and interest expense allocated to each series, and included in miscellaneous expense for the six months ended June 30, 2005, was as follows.

                                                                 Commitment Fee
                                                                  and Interest
                                                                     Expense
-------------------------------------------------------------------------------
Bond Series ....................................................     $  812
Emerging Markets Equity Series .................................        407
Global Governments Series ......................................        155
Global Total Return Series .....................................        613
Government Securities Series....................................      2,131
High Yield Series ..............................................      1,136
International Value Series .....................................        924
Money Market Series ............................................      1,257
Strategic Income Series ........................................        295

(7) FINANCIAL INSTRUMENTS
Certain series trade financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Sales and purchases in the tables below are netted by currency.

Forward Foreign Currency Exchange Contracts
Global Governments Series

                                                                                                                  Net Unrealized
                                                 Contracts to                                    Contracts         Appreciation
                 Settlement Date                Deliver/Receive            In Exchange For        at Value        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------

Sales
                 7/06/05-8/08/05         AUD           1,150,091             $   863,342         $   873,705           $(10,363)
                         9/07/05         CHF             153,234                 120,000             120,037                (37)
                         8/15/05         DKK           3,400,248                 554,424             552,387              2,037
                 8/08/05-8/24/05         EUR          10,005,784              12,153,576          12,118,637             34,939
                 7/06/05-9/06/05         GBP           1,969,379               3,643,900           3,524,330            119,570
                         8/08/05         JPY         230,201,495               2,129,489           2,083,523             45,966
                         7/07/05         NOK           2,999,284                 468,302             458,535              9,767
                         8/08/05         NZD           5,036,104               3,503,574           3,491,927             11,647
                         8/15/05         SEK           9,695,768               1,286,133           1,244,015             42,118
                                                                             -----------         -----------            --------
                                                                             $24,722,740         $24,467,096            $255,644
                                                                             ===========         ===========            ========

Purchases
                         9/07/05         CHF           1,587,310             $ 1,273,108         $ 1,243,431        $   (29,677)
                 7/11/05-8/15/05         DKK           2,741,930                 473,229             444,963            (28,266)
                 8/08/05-8/24/05         EUR           3,029,485               3,700,643           3,668,139            (32,504)
                         7/06/05         GBP           1,117,653               2,009,479           2,001,823             (7,656)
                  8/08/05-8/9/05         JPY       1,705,955,913              16,405,892          15,440,405           (965,487)
                         7/07/05         NOK           2,319,500                 359,262             354,608             (4,654)
                         8/08/05         NZD             598,637                 417,242             415,082             (2,160)
                                                                             -----------         -----------        ------------
                                                                             $24,638,855         $23,568,451        $(1,070,404)
                                                                             ===========         ===========        ===========

At June 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $9,137 with Goldman Sachs & Co. and a net payable of $76,065 with Merrill Lynch International.

Forward Foreign Currency Exchange Contracts
Global Total Return Series

                                                                                                                  Net Unrealized
                                                 Contracts to                                    Contracts         Appreciation
                 Settlement Date                Deliver/Receive            In Exchange For        at Value        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Sales
                         8/08/05         AUD           1,370,000             $ 1,027,500         $ 1,040,311           $(12,811)
                         8/15/05         DKK           2,685,733                 437,672             436,311              1,361
                 8/08/05-8/24/05         EUR          11,321,779              13,762,864          13,711,760             51,104
                 7/06/05-9/06/05         GBP           2,862,012               5,284,993           5,121,409            163,584
                         8/08/05         JPY         158,628,695               1,467,643           1,435,727             31,916
                 7/07/05-6/08/06         NOK           4,380,083                 688,652             671,588             17,064
                         8/08/05         NZD           5,127,295               3,566,811           3,555,156             11,655
                         8/15/05         SEK          10,643,297               1,411,821           1,365,587             46,234
                                                                             -----------         -----------            --------
                                                                             $27,647,956         $27,337,849           $310,107
                                                                             ===========         ===========           ========

Purchases
                         7/06/05         AUD             155,230             $   116,899         $   118,110           $  1,211
                         9/07/05         CHF           1,670,222               1,339,607           1,308,381            (31,226)
                         7/11/05         DKK           2,285,261                 398,143             370,791            (27,352)
                 8/08/05-8/24/05         EUR           5,414,998               6,622,726           6,556,226            (66,500)
                         7/06/05         GBP           1,526,802               2,740,836           2,734,646             (6,190)
                 8/08/05-8/09/05         JPY       1,622,859,021              15,603,305          14,688,318           (914,987)
                         7/07/05         NOK           2,164,365                 335,233             330,891             (4,342)
                                                                             -----------         -----------        ------------
                                                                             $27,156,749         $26,107,363        $(1,049,386)
                                                                             ===========         ===========        ===========

At June 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $10,378 with Goldman Sachs & Co., and a net payable of $172,801 with Merrill Lynch International.

Forward Foreign Currency Exchange Contracts
High Yield Series

                                                                                                                  Net Unrealized
                                                 Contracts to                                    Contracts         Appreciation
                 Settlement Date                Deliver/Receive            In Exchange For        at Value        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Sales
                 8/08/05-8/24/05         EUR           6,699,795             $ 8,182,043         $ 8,111,592           $ 70,451
                         8/15/05         SEK             319,639                  42,400              41,011              1,389
                                                                              ----------          ----------             -------
                                                                             $ 8,182,043         $ 8,111,592           $ 71,840
                                                                             ===========         ===========           ========

Purchases
                 8/08/05-8/24/05         EUR           1,099,304             $ 1,338,763         $ 1,331,169          $  (7,594)
                                                                             ===========         ===========           ========

Forward Foreign Currency Exchange Contracts
Strategic Income Series

                                                                                                                  Net Unrealized
                                                 Contracts to                                    Contracts         Appreciation
                 Settlement Date                Deliver/Receive            In Exchange For        at Value        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Sales
                         8/08/05         AUD             330,000             $   247,500         $   250,586          $  (3,086)
                 8/08/05-8/24/05         EUR           6,969,788               8,507,868           8,438,719             69,149
                 7/06/05-9/06/05         GBP           1,479,452               2,726,608           2,647,219             79,389
                         8/08/05         NZD           1,906,868               1,326,441           1,322,181              4,260
                                                                              ----------          ----------             -------
                                                                             $12,808,417         $12,658,705           $149,712
                                                                             ===========         ===========           ========

Purchases
                         7/06/05         AUD              35,526             $    26,754         $    27,031           $    277
                         9/07/05         CHF             561,641                 450,466             439,966            (10,500)
                         7/11/05         DKK              81,234                  14,153              13,180               (973)
                 8/08/05-8/24/05         EUR             487,278                 595,415             589,987             (5,428)
                         7/06/05         GBP             739,726               1,326,055           1,324,919             (1,136)
                         7/07/05         NOK           1,901,110                 294,458             290,644             (3,814)
                                                                              ----------          ----------            --------
                                                                             $ 2,707,301         $ 2,685,727           $(21,574)
                                                                             ===========         ===========           ========


At June 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $153,555 with Merrill Lynch International.

See page 39 for an explanation of abbreviations used to indicate amounts shown in currencies other than U.S. dollar.

At June 30, 2005, each series had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts -- Emerging Markets Equity Series

                                                                                                                     Unrealized
Description                                             Expiration            Contracts           Position         Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
MSCI Taiwan Index                                             July 2005           25               Long                $(5,638)

Futures Contracts -- Global Governments Series

                                                                                                                      Unrealized
                                                                                                                     Appreciation
Description                                             Expiration            Contracts           Position          (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 Year                           September 2005            2               Long                $(6,836)
U.S. Treasury Notes 10 Year                              September 2005            3               Long                  1,089
                                                                                                                       --------
                                                                                                                       $(5,747)
                                                                                                                       =======
Futures Contracts -- Global Total Return Series
                                                                                                                      Unrealized
                                                                                                                     Appreciation
Description                                             Expiration            Contracts           Position          (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 Year                           September 2005            2               Long               $  9,931
U.S. Treasury Notes 10 Year                              September 2005            3               Long                  1,089
                                                                                                                      --------
                                                                                                                      $ 11,020
                                                                                                                      ========

Futures Contracts -- Government Securities Series

                                                                                                                      Unrealized
                                                                                                                     Appreciation
Description                                             Expiration            Contracts           Position          (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Year                               September 2005          158              Short               $  1,818
U.S. Treasury Notes 5 Year                               September 2005           94              Short                (13,606)
U.S. Treasury Notes 10 Year                              September 2005          123              Short                (45,671)
                                                                                                                      --------
                                                                                                                      $(57,459)
                                                                                                                      ========

Futures Contracts -- Strategic Income Series

                                                                                                                      Unrealized
                                                                                                                     Appreciation
Description                                             Expiration            Contracts             Position        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year                              September 2005            65              Short               $(24,135)

At June 30, 2005, each series had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES
At June 30, 2005, the series owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

High Yield Series

                                        Date of       Share/Principal
Description                           Acquisition          Amount                Cost               Value
------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.                   12/15/99               3,355             $1,247,958          $353,617
Corporacion Durango S.A. de C.V.       6/18/02              60,684                      0            47,144
                                                                                                   --------
                                                                                                   $400,761
                                                                                                   ========

MFS(R)/SUN LIFE SERIES TRUST
INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before December 1, 2005 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http:/ /www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

(C)2005 Sun Life Financial Distributors Inc.

MFS(R)/SUN LIFE SERIES TRUST [logo]

SEMIANNUAL REPORT o JUNE 30, 2005


Capital Appreciation Series
Emerging Growth Series
Global Growth Series
Massachusetts Investors Trust Series
Mid Cap Growth Series
Research Series
Total Return Series
Utilities Series

TABLE OF CONTENTS

Letter from the CEO of MFS ..........................................         1

Portfolio Composition ...............................................         2

Expense Tables ......................................................        10

Portfolio of Investments ............................................        11

Financial Statements ................................................        31

Notes to Financial Statements .......................................        45

Investment Adviser ................................................. Back Cover

Custodian and Dividend Disbursing Agent ............................ Back Cover

Proxy Voting Policies and Information .............................. Back Cover

Quarterly Portfolio Disclosure ..................................... Back Cover

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED       MAY LOSE VALUE         NO BANK OR CREDIT UNION GUARANTEE
 NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS,

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- CAPITAL APPRECIATION SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     97.8%
              Cash & Other Net Assets                     2.2%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         4.0%
              ------------------------------------------------
              Johnson & Johnson                           3.8%
              ------------------------------------------------
              Microsoft Corp.                             3.2%
              ------------------------------------------------
              Wyeth                                       3.1%
              ------------------------------------------------
              Amgen, Inc.                                 3.1%
              ------------------------------------------------
              Dell, Inc.                                  2.8%
              ------------------------------------------------
              PepsiCo, Inc.                               2.8%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.5%
              ------------------------------------------------
              Oracle Corp.                                2.4%
              ------------------------------------------------
              Abbott Laboratories                         2.1%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                26.2%
              ------------------------------------------------
              Technology                                 24.9%
              ------------------------------------------------
              Retailing                                  10.8%
              ------------------------------------------------
              Industrial Goods & Services                 6.8%
              ------------------------------------------------
              Leisure                                     6.5%
              ------------------------------------------------
              Special Products and Services               4.6%
              ------------------------------------------------
              Financial Services                          4.5%
              ------------------------------------------------
              Consumer Staples                            3.9%
              ------------------------------------------------
              Energy                                      3.4%
              ------------------------------------------------
              Basic Materials                             2.0%
              ------------------------------------------------
              Autos & Housing                             1.7%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------
              Utilities & Communications                  1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING GROWTH SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     97.3%
              Cash & Other Net Assets                     2.4%
              Preferred Stocks                            0.3%

              TOP TEN HOLDINGS

              American Tower Corp., "A"                   2.3%
              ------------------------------------------------
              Getty Images, Inc.                          2.3%
              ------------------------------------------------
              Cytyc Corp.                                 2.2%
              ------------------------------------------------
              Google, Inc., "A"                           2.1%
              ------------------------------------------------
              Legg Mason, Inc.                            2.0%
              ------------------------------------------------
              Dell, Inc.                                  1.9%
              ------------------------------------------------
              Electronic Arts, Inc.                       1.7%
              ------------------------------------------------
              Allergan, Inc.                              1.6%
              ------------------------------------------------
              Yahoo!, Inc.                               1.6%
              ------------------------------------------------
              Sprint Corp.                                1.6%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 27.0%
              ------------------------------------------------
              Health Care                                23.6%
              ------------------------------------------------
              Leisure                                     8.9%
              ------------------------------------------------
              Retailing                                   7.4%
              ------------------------------------------------
              Special Products & Services                 7.3%
              ------------------------------------------------
              Financial Services                          6.9%
              ------------------------------------------------
              Utilities & Communications                  5.3%
              ------------------------------------------------
              Energy                                      3.9%
              ------------------------------------------------
              Consumer Staples                            2.7%
              ------------------------------------------------
              Industrial Goods & Services                 1.7%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Basic Materials                             1.0%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL  GROWTH SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     96.5%
              Cash & Other Net Assets                     2.0%
              Preferred Stocks                            1.5%

              TOP TEN HOLDINGS

              Microsoft Corp.                             2.3%
              ------------------------------------------------
              Telefonica, S.A.                            1.8%
              ------------------------------------------------
              Samsung Electronics Co., Ltd.               1.7%
              ------------------------------------------------
              Roche Holdings AG                           1.6%
              ------------------------------------------------
              Vodafone Group PLC                          1.5%
              ------------------------------------------------
              Johnson & Johnson                           1.5%
              ------------------------------------------------
              Oracle Corp.                                1.4%
              ------------------------------------------------
              TOTAL S.A.                                  1.3%
              ------------------------------------------------
              Dell, Inc.                                  1.3%
              ------------------------------------------------
              Cisco Systems, Inc.                         1.2%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 18.6%
              ------------------------------------------------
              Financial Services                         12.7%
              ------------------------------------------------
              Health Care                                12.8%
              ------------------------------------------------
              Leisure                                     9.4%
              ------------------------------------------------
              Retailing                                   7.9%
              ------------------------------------------------
              Basic Materials                             6.9%
              ------------------------------------------------
              Utilities & Communications                  6.4%
              ------------------------------------------------
              Consumer Staples                            6.3%
              ------------------------------------------------
              Energy                                      5.7%
              ------------------------------------------------
              Industrial Goods & Services                 5.2%
              ------------------------------------------------
              Autos & Housing                             2.6%
              ------------------------------------------------
              Special Products & Services                 2.0%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              35.9%
              ------------------------------------------------
              Japan                                      11.4%
              ------------------------------------------------
              Great Britain                              11.2%
              ------------------------------------------------
              France                                      8.3%
              ------------------------------------------------
              Switzerland                                 5.2%
              ------------------------------------------------
              Brazil                                      3.2%
              ------------------------------------------------
              Spain                                       3.2%
              ------------------------------------------------
              Sweden                                      2.4%
              ------------------------------------------------
              Mexico                                      1.9%
              ------------------------------------------------
              Other                                      17.3%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MASSACHUSETTS INVESTORS TRUST SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     99.0%
              Cash & Other Net Assets                     1.0%

              TOP TEN HOLDINGS

              American International Group, Inc.          3.0%
              ------------------------------------------------
              Johnson & Johnson                           2.9%
              ------------------------------------------------
              United Technologies Corp.                   2.5%
              ------------------------------------------------
              EMC Corp.                                   2.3%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.0%
              ------------------------------------------------
              Abbott Laboratories                         2.0%
              ------------------------------------------------
              Dell, Inc.                                  2.0%
              ------------------------------------------------
              Oracle Corp.                                2.0%
              ------------------------------------------------
              Wyeth                                       2.0%
              ------------------------------------------------
              Amgen, Inc.                                 1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                18.5%
              ------------------------------------------------
              Financial Services                         15.6%
              ------------------------------------------------
              Technology                                 14.7%
              ------------------------------------------------
              Consumer Staples                            9.8%
              ------------------------------------------------
              Energy                                      9.2%
              ------------------------------------------------
              Industrial Goods & Services                 8.2%
              ------------------------------------------------
              Retailing                                   6.2%
              ------------------------------------------------
              Leisure                                     6.2%
              ------------------------------------------------
              Utilities & Communications                  4.3%
              ------------------------------------------------
              Basic Materials                             3.3%
              ------------------------------------------------
              Autos & Housing                             1.1%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Special Products & Services                 0.9%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP GROWTH SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     98.3%
              Cash & Other Net Assets                     1.7%

              TOP TEN HOLDINGS

              Getty Images, Inc.                          2.4%
              ------------------------------------------------
              VERITAS Software Corp.                      2.2%
              ------------------------------------------------
              American Tower Corp., "A"                   2.2%
              ------------------------------------------------
              Genzyme Corp.                               2.2%
              ------------------------------------------------
              Legg Mason, Inc.                            2.1%
              ------------------------------------------------
              Amdocs Ltd.                                 2.1%
              ------------------------------------------------
              Electronic Arts, Inc.                       2.0%
              ------------------------------------------------
              Waters Corp.                                2.0%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           2.0%
              ------------------------------------------------
              KLA-Tencor Corp.                            2.0%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                24.7%
              ------------------------------------------------
              Technology                                 21.9%
              ------------------------------------------------
              Leisure                                    13.5%
              ------------------------------------------------
              Special Products & Services                11.4%
              ------------------------------------------------
              Retailing                                   5.8%
              ------------------------------------------------
              Financial Services                          5.0%
              ------------------------------------------------
              Energy                                      4.4%
              ------------------------------------------------
              Industrial Goods & Services                 4.1%
              ------------------------------------------------
              Utilities & Communications                  3.1%
              ------------------------------------------------
              Basic Materials                             2.4%
              ------------------------------------------------
              Autos & Housing                             0.7%
              ------------------------------------------------
              Consumer Staples                            0.7%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH SERIES

              PORTFOLIO STRUCTURE

              Stocks                                     99.0%
              Cash & Other Net Assets                     1.0%

              TOP TEN HOLDINGS

              TOTAL S.A., ADR                             2.8%
              ------------------------------------------------
              Legg Mason, Inc.                            2.7%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.3%
              ------------------------------------------------
              Wyeth                                       2.3%
              ------------------------------------------------
              SLM Corp.                                   2.2%
              ------------------------------------------------
              Altria Group, Inc.                          2.1%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          2.1%
              ------------------------------------------------
              PepsiCo, Inc.                               2.0%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              Franklin Resources, Inc.                    1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         20.4%
              ------------------------------------------------
              Capital Goods                              14.1%
              ------------------------------------------------
              Consumer Cyclicals                         13.1%
              ------------------------------------------------
              Health Care                                13.1%
              ------------------------------------------------
              Energy                                     12.1%
              ------------------------------------------------
              Technology                                 12.1%
              ------------------------------------------------
              Consumer Staples                            8.5%
              ------------------------------------------------
              Telecommunications                          5.6%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- TOTAL RETURN SERIES

              PORTFOLIO STRUCTURE*

              Bonds                                      59.5%
              Stocks                                     39.2%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS*

              Fannie Mae, 5.5%, 2016 - 2035               3.8%
              ------------------------------------------------
              Sprint Corp.                                2.2%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              U.S. Treasury Bonds, 6.25%, 2023            1.7%
              ------------------------------------------------
              Verizon Communications, Inc.                1.5%
              ------------------------------------------------
              Citigroup, Inc.                             1.5%
              ------------------------------------------------
              U.S. Treasury Note, 4.75%, 2008             1.5%
              ------------------------------------------------
              U.S. Treasury Note, 7.0%, 2006              1.4%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     1.4%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          1.4%
              ------------------------------------------------

              MARKET SECTORS*

              Domestic Equities                          55.7%
              ------------------------------------------------
              Mortgage-Backed Securities                 13.9%
              ------------------------------------------------
              High Grade Corporates                       9.1%
              ------------------------------------------------
              U.S. Treasury Securities                    9.0%
              ------------------------------------------------
              U.S. Government Agencies                    4.3%
              ------------------------------------------------
              International Equities                      3.8%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       1.5%
              ------------------------------------------------
              Cash & Other Net Assets                     1.3%
              ------------------------------------------------
              Asset-Backed Securities                     0.8%
              ------------------------------------------------
              High Yield Corporates                       0.3%
              ------------------------------------------------
              Emerging Market Bonds                       0.2%
              ------------------------------------------------
              International Bonds                         0.1%
              ------------------------------------------------

              EQUITY SECTOR WEIGHTINGS

              Financial Services                         14.9%
              ------------------------------------------------
              Energy                                      7.1%
              ------------------------------------------------
              Utilities & Communications                  7.0%
              ------------------------------------------------
              Health Care                                 4.9%
              ------------------------------------------------
              Industrial Goods & Services                 4.7%
              ------------------------------------------------
              Technology                                  4.4%
              ------------------------------------------------
              Basic Materials                             4.1%
              ------------------------------------------------
              Consumer Staples                            4.0%
              ------------------------------------------------
              Leisure                                     4.0%
              ------------------------------------------------
              Retailing                                   2.3%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------
              Transportation                              0.2%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- UTILITIES SERIES

              PORTFOLIO STRUCTURE*

              Stocks                                     87.3%
              Bonds                                       7.4%
              Convertible Preferred Stocks                2.5%
              Cash & Other Net Assets                     2.2%
              Preferred Stocks                            0.6%

              TOP TEN HOLDINGS*

              Sprint Corp.                                3.5%
              ------------------------------------------------
              Exelon Corp.                                3.5%
              ------------------------------------------------
              PPL Corp.                                   3.2%
              ------------------------------------------------
              NRG Energy, Inc.                            3.1%
              ------------------------------------------------
              AES Corp.                                   3.1%
              ------------------------------------------------
              Sempra Energy                               2.9%
              ------------------------------------------------
              Vodafone Group PLC                          2.1%
              ------------------------------------------------
              Enagas S.A.                                 2.1%
              ------------------------------------------------
              Entergy Corp.                               2.0%
              ------------------------------------------------
              Edison International                        1.9%
              ------------------------------------------------

              EQUITY SECTOR WEIGHTINGS

              Utilities & Communications                 68.0%
              ------------------------------------------------
              Leisure                                    11.0%
              ------------------------------------------------
              Energy                                      8.3%
              ------------------------------------------------

              COUNTRY WEIGHTINGS*

              United States                              70.1%
              ------------------------------------------------
              Great Britain                               4.4%
              ------------------------------------------------
              Spain                                       4.2%
              ------------------------------------------------
              Mexico                                      3.6%
              ------------------------------------------------
              Germany                                     3.5%
              ------------------------------------------------
              France                                      3.0%
              ------------------------------------------------
              Canada                                      2.6%
              ------------------------------------------------
              Chile                                       1.8%
              ------------------------------------------------
              Brazil                                      1.5%
              ------------------------------------------------
              Other                                       5.3%
              ------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the series" actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
CAPITAL                      Expense      Value         Value      1/01/05 -
APPRECIATION SERIES           Ratio      1/01/05       6/30/05      6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.85%     $1,000.00     $  975.70      $4.16
  Hypothetical*               0.85%     $1,000.00     $1,020.58      $4.26
Service Class
  Actual                      1.09%     $1,000.00     $  973.80      $5.33
  Hypothetical*               1.09%     $1,000.00     $1,019.39      $5.46

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
EMERGING                     Expense      Value         Value      1/01/05 -
GROWTH SERIES                 Ratio      1/01/05       6/30/05      6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.84%     $1,000.00     $  983.40      $4.13
  Hypothetical*               0.84%     $1,000.00     $1,020.63      $4.21
Service Class
  Actual                      1.09%     $1,000.00     $  982.60      $5.36
  Hypothetical*               1.09%     $1,000.00     $1,019.39      $5.46

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
GLOBAL                       Expense      Value         Value      1/01/05 -
GROWTH SERIES                 Ratio      1/01/05       6/30/05      6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      1.08%     $1,000.00     $  973.00      $5.28
  Hypothetical*               1.08%     $1,000.00     $1,019.44      $5.41
Service Class
  Actual                      1.33%     $1,000.00     $  971.20      $6.50
  Hypothetical*               1.33%     $1,000.00     $1,018.20      $6.66

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
MASSACHUSETTS                Expense      Value         Value      1/01/05 -
INVESTORS TRUST SERIES        Ratio      1/01/05       6/30/05      6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.63%     $1,000.00     $  997.40      $3.12
  Hypothetical*               0.63%     $1,000.00     $1,021.67      $3.16
Service Class
  Actual                      0.89%     $1,000.00     $  996.00      $4.40
  Hypothetical*               0.89%     $1,000.00     $1,020.38      $4.46

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
MID CAP                      Expense      Value         Value      1/01/05 -
GROWTH SERIES                 Ratio      1/01/05       6/30/05      6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.89%     $1,000.00     $  958.60      $4.32
  Hypothetical*               0.89%     $1,000.00     $1,020.38      $4.46
Service Class
  Actual                      1.15%     $1,000.00     $  956.60      $5.58
  Hypothetical*               1.15%     $1,000.00     $1,019.09      $5.76

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
                             Expense      Value         Value      1/01/05 -
RESEARCH SERIES               Ratio      1/01/05       6/30/05      6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.82%     $1,000.00     $1,009.10      $4.08
  Hypothetical*               0.82%     $1,000.00     $1,020.73      $4.11
Service Class
  Actual                      1.07%     $1,000.00     $1,007.70      $5.33
  Hypothetical*               1.07%     $1,000.00     $1,019.49      $5.36

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
TOTAL                        Expense      Value         Value      1/01/05 -
RETURN SERIES                 Ratio      1/01/05       6/30/05      6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.71%     $1,000.00     $1,008.10      $3.54
  Hypothetical*               0.71%     $1,000.00     $1,021.27      $3.56
Service Class
  Actual                      0.96%     $1,000.00     $1,007.00      $4.78
  Hypothetical*               0.96%     $1,000.00     $1,020.03      $4.81

                                                                 Expenses Paid
                                        Beginning       Ending      During
                            Annualized   Account       Account     Period**
                             Expense      Value         Value      1/01/05 -
UTILITIES SERIES              Ratio      1/01/05       6/30/05      6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.87%     $1,000.00     $1,085.50      $4.50
  Hypothetical*               0.87%     $1,000.00     $1,020.48      $4.36
Service Class
  Actual                      1.12%     $1,000.00     $1,084.00      $5.79
  Hypothetical*               1.12%     $1,000.00     $1,019.24      $5.61

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

CAPITAL APPRECIATION SERIES

STOCKS -- 97.8%

Issuer                                          Shares          Value
AEROSPACE -- 1.4%
Lockheed Martin Corp. .....................        126,760         $  8,222,921
United Technologies Corp. .................         42,700            2,192,645
                                                                   ------------
                                                                   $ 10,415,566
                                                                   ------------
APPAREL MANUFACTURERS -- 0.4%
Nike, Inc., "B" ...........................         14,300         $  1,238,380
Polo Ralph Lauren Corp., "A" ..............         34,860            1,502,815
                                                                   ------------
                                                                   $  2,741,195
                                                                   ------------
AUTOMOTIVE -- 1.1%
Harley-Davidson, Inc. .....................        165,150         $  8,191,440
                                                                   ------------
BANKS & CREDIT COMPANIES -- 2.1%
American Express Co. ......................         34,800         $  1,852,404
Citigroup, Inc. ...........................        158,843            7,343,312
Countrywide Financial Corp. ...............         51,900            2,003,859
SLM Corp. .................................         78,740            3,999,992
                                                                   ------------
                                                                   $ 15,199,567
                                                                   ------------
BIOTECHNOLOGY -- 4.6%
Amgen, Inc.* ..............................        377,230         $ 22,807,326
Genzyme Corp.* ............................        120,730            7,254,666
ImClone Systems, Inc.* ....................        119,680            3,706,490
                                                                   ------------
                                                                   $ 33,768,482
                                                                   ------------
BROADCAST & CABLE TV -- 3.4%
Citadel Broadcasting Corp.* ...............        422,520         $  4,837,854
Comcast Corp., "A"* .......................        238,990            7,336,993
EchoStar Communications Corp., "A" ........        259,635            7,827,995
Univision Communications, Inc., "A"* ......        150,120            4,135,806
XM Satellite Radio Holdings, Inc., "A"* ...         21,900              737,154
                                                                   ------------
                                                                   $ 24,875,802
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 0.2%
Legg Mason, Inc. ..........................         13,300         $  1,384,663
                                                                   ------------
BUSINESS SERVICES -- 2.8%
Accenture Ltd., "A"* ......................        572,860         $ 12,986,736
Fiserv, Inc.* .............................        180,230            7,740,879
                                                                   ------------
                                                                   $ 20,727,615
                                                                   ------------
CHEMICALS -- 1.2%
3M Co. ....................................        118,150         $  8,542,245
                                                                   ------------
COMPUTER SOFTWARE -- 8.8%
Amdocs Ltd.* ..............................        287,830         $  7,607,347
Microsoft Corp. ...........................        959,320           23,829,509
NAVTEQ Corp.* .............................         20,600              765,908
Oracle Corp.* .............................      1,369,290           18,074,628
Symantec Corp.* ...........................        671,240           14,592,758
                                                                   ------------
                                                                   $ 64,870,150
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 4.7%
CDW Corp. .................................        235,680         $ 13,454,971
Dell, Inc.* ...............................        528,860           20,895,259
                                                                   ------------
                                                                   $ 34,350,230
                                                                   ------------
CONSTRUCTION -- 0.6%
KB Home ...................................         31,600         $  2,408,868
Pulte Homes, Inc. .........................         25,600            2,156,800
                                                                   ------------
                                                                   $  4,565,668
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.4%
Apollo Group, Inc., "A"* ..................        112,310         $  8,784,888
Avon Products, Inc. .......................         69,600            2,634,360
Career Education Corp.* ...................        131,170            4,802,134
Fortune Brands, Inc. ......................         17,800            1,580,640
                                                                   ------------
                                                                   $ 17,802,022
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.3%
Emerson Electric Co. ......................         87,170         $  5,459,457
Tyco International Ltd. ...................        391,260           11,424,792
                                                                   ------------
                                                                   $ 16,884,249
                                                                   ------------
ELECTRONICS -- 2.8%
Amphenol Corp., "A" .......................         98,940         $  3,974,420
Analog Devices, Inc. ......................        222,280            8,293,267
Samsung Electronics Co. Ltd., GDR .........          6,300            1,507,275
Xilinx, Inc. ..............................        276,650            7,054,575
                                                                   ------------
                                                                   $ 20,829,537
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.7%
Arch Coal, Inc. ...........................         48,530         $  2,643,429
Massey Energy Co. .........................         64,980            2,451,046
                                                                   ------------
                                                                   $  5,094,475
                                                                   ------------
FOOD & DRUG STORES -- 1.0%
CVS Corp. .................................        257,380         $  7,482,037
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 3.3%
PepsiCo, Inc. .............................        378,380         $ 20,406,033
SYSCO Corp. ...............................        103,400            3,742,046
                                                                   ------------
                                                                   $ 24,148,079
                                                                   ------------
GAMING & LODGING -- 0.8%
Carnival Corp. ............................        114,540         $  6,248,157
                                                                   ------------
GENERAL MERCHANDISE -- 5.6%
Family Dollar Stores, Inc. ................        292,210         $  7,626,681
Kohl's Corp.* .............................        133,040            7,438,266
Target Corp. ..............................        139,140            7,570,607
Wal-Mart Stores, Inc. .....................        389,570           18,777,274
                                                                   ------------
                                                                   $ 41,412,828
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.3%
UnitedHealth Group, Inc. ..................         36,900         $  1,923,966
                                                                   ------------
INSURANCE -- 2.2%
American International Group, Inc. ........        128,950         $  7,491,995
St. Paul Travelers Cos., Inc. .............        220,680            8,723,480
                                                                   ------------
                                                                   $ 16,215,475
                                                                   ------------
INTERNET -- 2.6%
Amazon.com, Inc.* .........................        103,670         $  3,429,404
eBay, Inc.* ...............................         55,700            1,838,657
IAC/InterActiveCorp* ......................        393,980            9,475,219
Yahoo!, Inc.* .............................        121,500            4,209,975
                                                                   ------------
                                                                   $ 18,953,255
                                                                   ------------
LEISURE & TOYS -- 1.5%
Electronic Arts, Inc.* ....................        190,100         $ 10,761,561
                                                                   ------------
MACHINERY & TOOLS -- 3.1%
Caterpillar, Inc. .........................        126,480         $ 12,054,809
Illinois Tool Works, Inc. .................        139,100           11,083,488
                                                                   ------------
                                                                   $ 23,138,297
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 3.6%
Caremark Rx, Inc.* ........................        194,420         $  8,655,578
Community Health Systems, Inc.* ...........        225,770            8,531,848
HCA, Inc. .................................        170,310            9,651,468
                                                                   ------------
                                                                   $ 26,838,894
                                                                   ------------
MEDICAL EQUIPMENT -- 3.9%
Boston Scientific Corp.* ..................        122,790         $  3,315,330
Medtronic, Inc. ...........................        286,700           14,848,193
St. Jude Medical, Inc.* ...................         18,600              811,146
Waters Corp.* .............................         88,600            3,293,262
Zimmer Holdings, Inc.* ....................         88,600            6,748,662
                                                                   ------------
                                                                   $ 29,016,593
                                                                   ------------
METALS & MINING -- 0.7%
BHP Billiton Ltd., ADR ....................         57,700         $  1,575,210
Companhia Vale do Rio Doce, ADR ...........        133,630            3,912,686
                                                                   ------------
                                                                   $  5,487,896
                                                                   ------------
OIL SERVICES -- 2.7%
BJ Services Co. ...........................         79,080         $  4,150,118
GlobalSantaFe Corp. .......................        111,740            4,558,992
Noble Corp. ...............................         74,350            4,573,269
Smith International, Inc. .................         66,710            4,249,427
Tenaris S.A., ADR .........................         33,530            2,624,393
                                                                   ------------
                                                                   $ 20,156,199
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.5%
Lexmark International, Inc., "A"* .........        167,900         $ 10,884,957
                                                                   ------------
PHARMACEUTICALS -- 13.8%
Abbott Laboratories .......................        311,480         $ 15,265,634
Allergan, Inc. ............................        110,820            9,446,296
Eli Lilly & Co. ...........................        259,080           14,433,347
Johnson & Johnson .........................        431,060           28,018,900
Roche Holding AG ..........................         92,300           11,624,029
Wyeth .....................................        513,850           22,866,325
                                                                   ------------
                                                                   $101,654,531
                                                                   ------------
RESTAURANTS -- 0.8%
Outback Steakhouse, Inc. ..................        132,990         $  6,016,468
                                                                   ------------
SPECIALTY CHEMICALS -- 0.1%
Praxair, Inc. .............................         15,700         $    731,620
                                                                   ------------
SPECIALTY STORES -- 3.8%
Best Buy Co., Inc. ........................        108,600         $  7,444,530
CarMax, Inc.* .............................        181,810            4,845,237
Lowe's Cos., Inc. .........................        176,270           10,262,439
PETsMART, Inc. ............................        178,880            5,429,008
                                                                   ------------
                                                                   $ 27,981,214
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 4.5%
Cisco Systems, Inc.* ......................      1,549,340         $ 29,607,887
NeuStar, Inc., "A"* .......................          3,150               80,640
QUALCOMM, Inc. ............................        111,030            3,665,100
                                                                   ------------
                                                                   $ 33,353,627
                                                                   ------------
TELEPHONE SERVICES -- 1.1%
Sprint Corp. ..............................        330,500         $  8,292,245
                                                                   ------------
TRUCKING -- 1.4%
FedEx Corp. ...............................        128,900         $ 10,442,189
                                                                   ------------
    Total Stocks (Identified Cost, $659,397,398) .........         $721,382,994
                                                                   ------------
SHORT-TERM OBLIGATION -- 2.2%

Issuer                                          Par Amount           Value
Citigroup Funding, Inc., 3.43%,
  due 7/01/05, at Amortized Cost< .........    $16,295,000         $ 16,295,000
                                                                   ------------
    Total Investments
      (Identified Cost, $675,692,398)(S)  ................         $737,677,994
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES  ......................................             (229,306)
                                                                   ------------
    Net Assets -- 100.0% .................................         $737,448,688
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

EMERGING GROWTH SERIES

STOCKS -- 97.3%

Issuer                                              Shares             Value

AEROSPACE -- 0.5%
ITT Industries, Inc. ......................         19,300         $  1,884,259
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.3%
Companhia de Bebidas das Americas, ADR^ ...          6,490         $    165,235
Diageo PLC ................................         62,430              917,265
                                                                   ------------
                                                                   $  1,082,500
                                                                   ------------
APPAREL MANUFACTURERS -- 0.9%
Columbia Sportswear Co.*^ .................         16,890         $    834,197
Nike, Inc., "B" ...........................         27,640            2,393,624
                                                                   ------------
                                                                   $  3,227,821
                                                                   ------------
BANKS & CREDIT COMPANIES -- 2.0%
American Express Co. ......................         67,550         $  3,595,687
SLM Corp. .................................         76,550            3,888,740
                                                                   ------------
                                                                   $  7,484,427
                                                                   ------------
BIOTECHNOLOGY -- 5.9%
Amgen, Inc.* ..............................         72,220         $  4,366,421
Gen-Probe, Inc.* ..........................         28,470            1,031,468
Genzyme Corp.* ............................         94,280            5,665,285
Gilead Sciences, Inc.* ....................        108,500            4,772,915
ImClone Systems, Inc.*^ ...................         45,960            1,423,381
MedImmune, Inc.* ..........................        117,610            3,142,539
Neurochem, Inc.* ..........................         17,840              179,292
Neurocrine Biosciences, Inc.*^ ............         39,740            1,671,464
                                                                   ------------
                                                                   $ 22,252,765
                                                                   ------------
BROADCAST & CABLE TV -- 2.5%
Grupo Televisa S.A., ADR ..................         65,010         $  4,036,471
NTL, Inc.* ................................         32,300            2,209,966
Telewest Global, Inc.* ....................        102,280            2,329,938
Univision Communications, Inc., "A"* ......         36,690            1,010,810
                                                                   ------------
                                                                   $  9,587,185
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 4.9%
Chicago Mercantile Exchange Holdings,
  Inc.^ ...................................         17,830         $  5,268,765
Goldman Sachs Group, Inc. .................         29,700            3,029,994
Legg Mason, Inc. ..........................         72,030            7,499,043
Lehman Brothers Holdings, Inc. ............         29,410            2,919,825
                                                                   ------------
                                                                   $ 18,717,627
                                                                   ------------
BUSINESS SERVICES -- 5.4%
Alliance Data Systems Corp.*^ .............         83,710         $  3,395,278
Corporate Executive Board Co. .............         25,800            2,020,914
DST Systems, Inc.* ........................         94,790            4,436,172
Getty Images, Inc.*^ ......................        116,260            8,633,468
Hewitt Associates, Inc., "A"*^ ............         80,410            2,131,669
                                                                   ------------
                                                                   $ 20,617,501
                                                                   ------------
CHEMICALS -- 0.8%
Monsanto Co. ..............................         29,900         $  1,879,813
Nalco Holding Co.* ........................         59,240            1,162,881
                                                                   ------------
                                                                   $  3,042,694
                                                                   ------------
COMPUTER SOFTWARE -- 6.5%
Amdocs Ltd.* ..............................        214,700         $  5,674,521
Kronos, Inc.* .............................         17,390              702,382
Mercury Interactive Corp.* ................        104,210            3,997,496
MicroStrategy, Inc., "A"*^ ................         19,640            1,041,706
Oracle Corp.* .............................        436,770            5,765,364
Symantec Corp.* ...........................        120,640            2,622,714
VERITAS Software Corp.* ...................        205,880            5,023,472
                                                                   ------------
                                                                   $ 24,827,655
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.9%
Dell, Inc.* ...............................        178,920         $  7,069,129
Infosys Technologies Ltd., ADR ............         31,100            2,409,317
LG.Philips LCD Co. Ltd., ADR*^ ............         63,120            1,442,923
                                                                   ------------
                                                                   $ 10,921,369
                                                                   ------------
CONSTRUCTION -- 0.4%
Masco Corp. ...............................         50,650         $  1,608,644
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.8%
Apollo Group, Inc., "A"*^ .................         30,480         $  2,384,146
Avon Products, Inc. .......................         35,350            1,337,998
Career Education Corp.*^ ..................         93,930            3,438,777
Gillette Co. ..............................         38,360            1,942,167
Strayer Education, Inc. ...................         17,770            1,532,840
                                                                   ------------
                                                                   $ 10,635,928
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
Tyco International Ltd. ...................         50,810         $  1,483,652
                                                                   ------------
ELECTRONICS -- 6.9%
Analog Devices, Inc. ......................        118,250         $  4,411,905
AU Optronics Corp., ADR ...................         89,900            1,522,906
FormFactor, Inc.* .........................         44,660            1,179,917
KLA-Tencor Corp. ..........................         50,640            2,212,968
Marvell Technology Group Ltd.* ............         77,830            2,960,653
PMC-Sierra, Inc.*^ ........................        173,770            1,621,274
Samsung Electronics Co. Ltd., GDR .........         17,730            4,241,903
Silicon Laboratories, Inc.* ^ .............         67,290            1,763,671
Texas Instruments, Inc. ...................         55,190            1,549,183
Xilinx, Inc. ..............................        179,590            4,579,545
                                                                   ------------
                                                                   $ 26,043,925
                                                                   ------------
FOOD & DRUG STORES -- 1.6%
CVS Corp. .................................         98,440         $  2,861,651
Walgreen Co. ..............................         73,490            3,379,805
                                                                   ------------
                                                                   $  6,241,456
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.5%
Cadbury Schweppes PLC .....................        178,860         $  1,702,448
PepsiCo, Inc. .............................         72,260            3,896,982
                                                                   ------------
                                                                   $  5,599,430
                                                                   ------------
FURNITURE & APPLIANCES -- 1.2%
Harman International Industries, Inc. .....         44,710         $  3,637,606
Tempur-Pedic International, Inc.* .........         48,100            1,066,858
                                                                   ------------
                                                                   $  4,704,464
                                                                   ------------
GAMING & LODGING -- 2.4%
Carnival Corp. ............................         92,000         $  5,018,600
Four Seasons Hotels, Inc.^ ................         21,500            1,421,150
Hilton Group PLC ..........................         74,800              382,052
Hilton Hotels Corp. .......................         39,700              946,845
WMS Industries, Inc.*^ ....................         41,420            1,397,925
                                                                   ------------
                                                                   $  9,166,572
                                                                   ------------
GENERAL MERCHANDISE -- 3.9%
Family Dollar Stores, Inc. ................        120,530         $  3,145,833
Kohl's Corp.* .............................         99,520            5,564,163
Target Corp. ..............................         84,870            4,617,777
Wal-Mart de Mexico S.A. de C.V ............        398,130            1,614,100
                                                                   ------------
                                                                   $ 14,941,873
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.9%
WellPoint, Inc.* ..........................         46,640         $  3,248,010
                                                                   ------------
INTERNET -- 4.0%
eBay, Inc.* ...............................         36,140         $  1,192,981
Google, Inc., "A"* ........................         26,820            7,889,103
Yahoo!, Inc.* .............................        176,330            6,109,835
                                                                   ------------
                                                                   $ 15,191,919
                                                                   ------------
LEISURE & TOYS -- 2.2%
Activision, Inc.* .........................        105,530         $  1,743,356
Electronic Arts, Inc.* ....................        111,620            6,318,808
Marvel Enterprises, Inc.*^ ................         18,500              364,820
                                                                   ------------
                                                                   $  8,426,984
                                                                   ------------
MACHINERY & TOOLS -- 0.8%
Illinois Tool Works, Inc.^ ................         37,970         $  3,025,450
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.3%
Community Health Systems, Inc.* ...........         51,320         $  1,939,383
HCA, Inc. .................................         53,050            3,006,344
                                                                   ------------
                                                                   $  4,945,727
                                                                   ------------
MEDICAL EQUIPMENT -- 7.9%
Alcon, Inc. ...............................         33,400         $  3,652,290
Cytyc Corp.* ..............................        379,960            8,381,918
DENTSPLY International, Inc. ..............         44,750            2,416,500
Fisher Scientific International, Inc.* ....         74,082            4,807,922
Millipore Corp.* ..........................         61,860            3,509,318
St. Jude Medical, Inc.* ...................         77,990            3,401,144
Synthes, Inc. .............................          9,870            1,080,127
Waters Corp.* .............................         75,840            2,818,973
                                                                   ------------
                                                                   $ 30,068,192
                                                                   ------------
METALS & MINING -- 0.2%
Companhia Vale do Rio Doce, ADR ...........         30,260         $    886,013
                                                                   ------------
OIL SERVICES -- 3.9%
BJ Services Co. ...........................         91,380         $  4,795,622
GlobalSantaFe Corp. .......................        118,200            4,822,560
Halliburton Co. ...........................         44,990            2,151,422
Smith International, Inc.^ ................         50,020            3,186,274
                                                                   ------------
                                                                   $ 14,955,878
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.4%
EMC Corp.* ................................        423,390         $  5,804,677
Network Appliance, Inc.* ..................        122,860            3,473,252
                                                                   ------------
                                                                   $  9,277,929
                                                                   ------------
PHARMACEUTICALS -- 7.6%
Allergan, Inc. ............................         72,790         $  6,204,620
Eli Lilly & Co. ...........................         28,040            1,562,108
Endo Pharmaceuticals Holdings, Inc.* ......         67,660            1,778,105
Johnson & Johnson .........................         64,890            4,217,850
Medicis Pharmaceutical Corp., "A" .........        173,990            5,520,703
Roche Holding AG ..........................         37,150            4,678,577
Teva Pharmaceutical Industries Ltd., ADR ..         89,030            2,772,394
Wyeth .....................................         52,600            2,340,700
                                                                   ------------
                                                                   $ 29,075,057
                                                                   ------------
PRINTING & PUBLISHING -- 0.6%
Playboy Enterprises, Inc.,"B"*^ ...........         56,060         $    725,416
Washington Post Co., "B" ..................          1,820            1,519,755
                                                                   ------------
                                                                   $  2,245,171
                                                                   ------------
RESTAURANTS -- 1.2%
Brinker International, Inc.* ..............         37,270         $  1,492,664
Cheesecake Factory, Inc.* .................         32,880            1,141,922
Outback Steakhouse, Inc.^ .................         42,620            1,928,129
                                                                   ------------
                                                                   $  4,562,715
                                                                   ------------
SPECIALTY STORES -- 1.0%
Bed Bath & Beyond, Inc.* ..................         70,690         $  2,953,428
Urban Outfitters, Inc.*^ ..................         16,400              929,716
                                                                   ------------
                                                                   $  3,883,144
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 0.7%
America Movil S.A. de C.V., ADR, "L"^ .....         43,140         $  2,571,575
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 4.3%
AudioCodes Ltd.*^ .........................         55,780         $    555,011
Cisco Systems, Inc.* ......................        270,691            5,172,905
Comverse Technology, Inc.* ................        112,870            2,669,376
Corning, Inc.* ............................        126,600            2,104,092
Juniper Networks, Inc.* ...................         73,958            1,862,262
NeuStar, Inc., "A"* .......................          7,460              190,976
QUALCOMM, Inc. ............................        112,480            3,712,965
                                                                   ------------
                                                                   $ 16,267,587
                                                                   ------------
TELEPHONE SERVICES -- 4.6%
American Tower Corp., "A"* ................        423,930         $  8,911,009
SpectraSite, Inc.* ........................         32,040            2,384,737
Sprint Corp. ..............................        239,060            5,998,015
                                                                   ------------
                                                                   $ 17,293,761
                                                                   ------------
    Total Stocks (Identified Cost, $337,104,250) .........         $369,996,859
                                                                   ------------

PREFERRED STOCK -- 0.3%
ALCOHOLIC BEVERAGES -- 0.3%
Companhia de Bebidas das Americas, ADR^
  (Identified Cost, $805,636) .............         32,450         $  1,002,705
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 10.6%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     40,400,110         $ 40,400,110
                                                                   ------------
SHORT-TERM OBLIGATION -- 1.7%

Issuer                                          Par Amount           Value
Citigroup Funding, Inc., 3.43%,
  due 7/01/05, at Amortized Cost< .........    $ 6,661,000         $  6,661,000
                                                                   ------------
    Total Investments
      (Identified Cost, $384,970,996)(S)  ................         $418,060,674
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (9.9)% .............................          (37,826,131)
                                                                   ------------
    Net Assets -- 100.0% .................................         $380,234,543
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

GLOBAL GROWTH SERIES

STOCKS -- 96.5%

Issuer                                            Shares             Value
AEROSPACE -- 0.7%
Lockheed Martin Corp. .....................         18,110         $  1,174,796
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.9%
Companhia de Bebidas das Americas, ADR^ ...         11,240         $    286,170
Pernod Ricard^ ............................          7,320            1,168,088
                                                                   ------------
                                                                   $  1,454,258
                                                                   ------------
APPAREL MANUFACTURERS -- 2.0%
Burberry Group PLC ........................        103,190         $    742,761
LVMH Moet Hennessy Louis
  Vuitton S.A.^ ...........................         22,200            1,707,531
Toray Industries, Inc. ....................        167,000              789,101
                                                                   ------------
                                                                   $  3,239,393
                                                                   ------------
AUTOMOTIVE -- 0.9%
Toyota Motor Corp. ........................         41,400         $  1,480,417
                                                                   ------------
BANKS & CREDIT COMPANIES -- 9.8%
AEON Credit Service Co. Ltd. ..............         25,000         $  1,559,407
Aiful Corp. ...............................         17,275            1,282,989
American Express Co. ......................         26,020            1,385,045
Anglo Irish Bank Corp. PLC ................         68,340              846,817
Citigroup, Inc. ...........................         33,202            1,534,928
DEPFA Bank PLC ............................         67,360            1,076,424
Erste Bank der Oesterreichischen Sparkassen
  AG ......................................         30,620            1,531,374
Royal Bank of Scotland Group PLC ..........         34,837            1,048,963
Shinsei Bank Ltd. .........................        204,000            1,094,950
Standard Chartered PLC ....................         85,320            1,554,934
Takefuji Corp. ............................         12,710              859,636
UBS AG^ ...................................         24,760            1,924,280
                                                                   ------------
                                                                   $ 15,699,747
                                                                   ------------
BIOTECHNOLOGY -- 1.7%
Amgen, Inc.* ..............................         22,100         $  1,336,166
Genzyme Corp.* ............................         13,020              782,372
Gilead Sciences, Inc.* ....................         14,000              615,860
                                                                   ------------
                                                                   $  2,734,398
                                                                   ------------
BROADCAST & CABLE TV -- 3.4%
Antena TV S.A.^ ...........................         41,804         $    834,128
Grupo Televisa S.A., ADR ..................         23,900            1,483,951
Premiere AG* ..............................         22,490              777,582
Viacom, Inc., "B" .........................         27,180              870,304
Walt Disney Co. ...........................         55,060            1,386,411
                                                                   ------------
                                                                   $  5,352,376
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 2.0%
Franklin Resources, Inc. ..................         20,160         $  1,551,917
Goldman Sachs Group, Inc. .................         15,620            1,593,552
                                                                   ------------
                                                                   $  3,145,469
                                                                   ------------
BUSINESS SERVICES -- 2.0%
Accenture Ltd., "A"* ......................         70,050         $  1,588,034
Getty Images, Inc.* .......................         22,050            1,637,433
                                                                   ------------
                                                                   $  3,225,467
                                                                   ------------
CHEMICALS -- 1.4%
Monsanto Co. ..............................         22,400         $  1,408,288
Nalco Holding Co.* ........................         42,100              826,423
                                                                   ------------
                                                                   $  2,234,711
                                                                   ------------
COMPUTER SOFTWARE -- 6.5%
Amdocs Ltd.* ..............................         26,380         $    697,223
Business Objects S.A., ADR^* ..............         44,300            1,165,090
Mercury Interactive Corp.* ................         26,500            1,016,540
Microsoft Corp. ...........................        150,600            3,740,904
Oracle Corp.* .............................        164,520            2,171,664
Symantec Corp.* ...........................         28,170              612,416
VERITAS Software Corp.* ...................         37,550              916,220
                                                                   ------------
                                                                   $ 10,320,057
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.7%
Dell, Inc.* ...............................         52,590         $  2,077,831
Sun Microsystems, Inc.* ...................        178,900              667,297
                                                                   ------------
                                                                   $  2,745,128
                                                                   ------------
CONSTRUCTION -- 1.7%
CEMEX S.A. de C.V., ADR ...................         37,121         $  1,574,673
Siam Cement Public Co. Ltd. ...............        183,010            1,070,125
                                                                   ------------
                                                                   $  2,644,798
                                                                   ------------
CONSUMER GOODS & SERVICES -- 1.8%
Colgate-Palmolive Co. .....................         23,340         $  1,164,899
Reckitt Benckiser PLC .....................         59,920            1,760,364
                                                                   ------------
                                                                   $  2,925,263
                                                                   ------------
ELECTRICAL EQUIPMENT -- 3.1%
Molex, Inc.^ ..............................         29,700         $    773,388
MSC Industrial Direct Co., Inc., "A" ......         21,220              716,175
Nidec Corp. ...............................          8,900              937,363
Nitto Denko Corp. .........................         25,100            1,427,944
Schneider Electric S.A.^ ..................         14,683            1,102,469
                                                                   ------------
                                                                   $  4,957,339
                                                                   ------------
ELECTRONICS -- 7.0%
Analog Devices, Inc. ......................         30,880         $  1,152,133
CANON, Inc.^ ..............................         31,000            1,624,051
KLA-Tencor Corp. ..........................         21,400              935,180
Marvell Technology Group Ltd.* ............         18,780              714,391
Murata Manufacturing Co. Ltd. .............         18,100              915,105
Ricoh Co. .................................         74,000            1,150,071
Royal Philips Electronics N.V .............         48,400            1,215,823
Samsung Electronics Co. Ltd. ..............          5,830            2,762,211
Ushio, Inc. ...............................         42,000              744,316
                                                                   ------------
                                                                   $ 11,213,281
                                                                   ------------
ENERGY -- INDEPENDENT -- 3.3%
CNOOC Ltd. ................................      2,872,000         $  1,697,439
EnCana Corp. ..............................         24,800              976,602
Reliance Industries Ltd. ..................        111,550            1,647,014
Talisman Energy, Inc. .....................         26,030              973,500
                                                                   ------------
                                                                   $  5,294,555
                                                                   ------------
ENERGY -- INTEGRATED -- 2.4%
BP PLC, ADR ...............................         26,228         $  1,636,103
TOTAL S.A.^ ...............................          9,110            2,131,195
                                                                   ------------
                                                                   $  3,767,298
                                                                   ------------
FOOD & DRUG STORES -- 0.5%
7-Eleven, Inc.^* ..........................         26,670         $    806,501
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 2.9%
Groupe Danone^ ............................         15,270         $  1,337,458
Nestle S.A ................................          6,992            1,784,451
PepsiCo, Inc. .............................         27,330            1,473,907
                                                                   ------------
                                                                   $  4,595,816
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.0%
Aracruz Celulose S.A., ADR^ ...............         45,700         $  1,588,075
                                                                   ------------
GAMING & LODGING -- 2.1%
Carnival Corp. ............................         13,070         $    712,969
Hilton Group PLC ..........................        182,100              930,102
OPAP S.A ..................................         28,260              813,092
William Hill Organization Ltd. ............         98,000              942,875
                                                                   ------------
                                                                   $  3,399,038
                                                                   ------------
GENERAL MERCHANDISE -- 1.8%
Target Corp. ..............................         18,140         $    986,997
Wal-Mart Stores, Inc. .....................         38,900            1,874,980
                                                                   ------------
                                                                   $  2,861,977
                                                                   ------------
INSURANCE -- 0.9%
Sanlam Ltd. ...............................        784,250         $  1,379,857
                                                                   ------------
INTERNET -- 1.7%
eBay, Inc.* ...............................         35,060         $  1,157,331
Yahoo!, Inc.* .............................         45,820            1,587,663
                                                                   ------------
                                                                   $  2,744,994
                                                                   ------------
LEISURE & TOYS -- 0.9%
Electronic Arts, Inc.* ....................         24,440         $  1,383,548
                                                                   ------------
MACHINERY & TOOLS -- 1.4%
Atlas Copco AB ............................         38,340         $    606,137
Mitsui Mining & Smelting Co. Ltd. .........        150,000              700,943
Sandvik AB ................................         25,620              947,693
                                                                   ------------
                                                                   $  2,254,773
                                                                   ------------
MEDICAL EQUIPMENT -- 3.7%
Discovery Partners International, Inc.* ...             60         $        172
Medtronic, Inc. ...........................         28,340            1,467,729
Smith & Nephew PLC ........................        126,200            1,242,006
Straumann Holding AG^ .....................          4,120              857,230
Synthes, Inc. .............................         11,490            1,257,413
Zimmer Holdings, Inc.* ....................         12,980              988,687
                                                                   ------------
                                                                   $  5,813,237
                                                                   ------------
METALS & MINING -- 2.6%
Aber Diamond Corp. ........................         25,230         $    770,900
BHP Billiton Ltd. .........................        126,760            1,733,254
Companhia Vale do Rio Doce, ADR ...........         56,700            1,660,176
                                                                   ------------
                                                                   $  4,164,330
                                                                   ------------
PHARMACEUTICALS -- 7.4%
AstraZeneca PLC ...........................         37,240         $  1,538,706
Chugai Pharmaceutical Co. Ltd.^* ..........         60,900              940,218
Eli Lilly & Co. ...........................         17,390              968,797
Johnson & Johnson .........................         35,790            2,326,350
Roche Holdings AG .........................         20,130            2,535,121
Sanofi-Aventis^ ...........................         21,390            1,749,361
Teva Pharmaceutical Industries Ltd., ADR ..         54,780            1,705,849
                                                                   ------------
                                                                   $ 11,764,402
                                                                   ------------
PRINTING & PUBLISHING -- 2.0%
Reed Elsevier N.V .........................         53,070         $    736,754
Reuters Group PLC .........................         94,600              666,769
Yell Group PLC ............................        223,920            1,702,335
                                                                   ------------
                                                                   $  3,105,858
                                                                   ------------
RESTAURANTS -- 1.0%
Starbucks Corp.* ..........................         30,000         $  1,549,800
                                                                   ------------
SPECIALTY CHEMICALS -- 1.9%
Air Liquide S.A.^ .........................          7,585         $  1,288,073
Asahi Glass Co. Ltd.^ .....................         95,000              995,479
Kaneka Corp. ..............................         71,000              793,163
                                                                   ------------
                                                                   $  3,076,715
                                                                   ------------
SPECIALTY STORES -- 3.6%
Esprit Holdings Ltd. ......................        119,500         $    859,969
Hennes & Mauritz AB, "B" ..................         33,440            1,174,179
Lowe's Cos., Inc. .........................         13,400              780,148
NEXT PLC ..................................         39,166            1,054,734
Nishimatsuya Chain Co. Ltd. ...............         33,040              881,906
TJX Cos., Inc. ............................         39,730              967,426
                                                                   ------------
                                                                   $  5,718,362
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.5%
Celular CRT Participacoes S.A.* ...........              1         $          5
Vodafone Group PLC ........................        989,350            2,403,757
                                                                   ------------
                                                                   $  2,403,762
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 1.7%
Cisco Systems, Inc.* ......................        102,670         $  1,962,024
QUALCOMM, Inc. ............................         22,900              755,929
                                                                   ------------
                                                                   $  2,717,953
                                                                   ------------
TELEPHONE SERVICES -- 3.0%
FastWeb S.p.A.* ...........................         17,334         $    745,311
Sprint Corp. ..............................         48,710            1,222,134
Telefonica S.A.^ ..........................        173,002            2,821,815
                                                                   ------------
                                                                   $  4,789,260
                                                                   ------------
TOBACCO -- 0.7%
Swedish Match AB^ .........................         91,110         $  1,032,381
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 1.9%
Iberdrola S.A.^ ...........................         57,910         $  1,521,146
Suez S.A.^ ................................         57,060            1,541,674
                                                                   ------------
                                                                   $  3,062,820
                                                                   ------------
    Total Stocks (Identified Cost, $142,101,128) .........         $153,822,210
                                                                   ------------

PREFERRED STOCKS -- 1.5%
ALCOHOLIC BEVERAGES -- 1.0%
Companhia de Bebidas das Americas, ADR^ ..         53,300      $1,646,970
                                                                   ------------
AUTOMOTIVE -- 0.5%
Porsche AG ................................          1,077         $    806,545
                                                                   ------------
    Total Preferred Stocks
      (Identified Cost, $1,836,555) ......................         $  2,453,515
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 14.9%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     23,775,518         $ 23,775,518
                                                                   ------------
    Total Investments
      (Identified Cost, $167,713,201)(S)  ................         $180,051,243
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (12.9)% ............................          (20,572,903)
                                                                   ------------
    Net Assets -- 100.0% .................................         $159,478,340
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

MASSACHUSETTS INVESTORS TRUST SERIES

STOCKS -- 99.0%

Issuer                                           Shares             Value

AEROSPACE -- 4.5%
Lockheed Martin Corp.^ ....................        351,150       $   22,779,101
United Technologies Corp. .................        534,270           27,434,765
                                                                 --------------
                                                                 $   50,213,866
                                                                 --------------
APPAREL MANUFACTURERS -- 0.5%
Nike, Inc., "B" ...........................         64,990       $    5,628,134
                                                                 --------------
BANKS & CREDIT COMPANIES -- 8.6%
American Express Co.^ .....................        278,950       $   14,848,509
Bank of America Corp. .....................        438,590           20,004,090
Citigroup, Inc. ...........................        252,500           11,673,075
J.P. Morgan Chase & Co. ...................        390,950           13,808,354
SLM Corp. .................................        292,420           14,854,936
Wells Fargo & Co. .........................        337,850           20,804,803
                                                                 --------------
                                                                 $   95,993,767
                                                                 --------------
BIOTECHNOLOGY -- 4.3%
Amgen, Inc.* ..............................        350,040       $   21,163,418
Genzyme Corp.* ............................        177,890           10,689,410
Gilead Sciences, Inc.* ....................        360,430           15,855,316
                                                                 --------------
                                                                 $   47,708,144
                                                                 --------------
BROADCAST & CABLE TV -- 3.3%
Interpublic Group of Cos., Inc.* ..........        451,600       $    5,500,488
Univision Communications, Inc., "A"^* .....        302,580            8,336,079
Viacom, Inc., "B" .........................        325,880           10,434,678
Walt Disney Co. ...........................        498,770           12,559,029
                                                                 --------------
                                                                 $   36,830,274
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 4.0%
Goldman Sachs Group, Inc.^ ................        175,500       $   17,904,510
Legg Mason, Inc. ..........................        133,780           13,927,836
Lehman Brothers Holdings, Inc. ............        134,760           13,378,973
                                                                 --------------
                                                                 $   45,211,319
                                                                 --------------
BUSINESS SERVICES -- 0.9%
Accenture Ltd., "A"* ......................        444,900       $   10,085,883
                                                                 --------------
CHEMICALS -- 2.3%
Dow Chemical Co.^ .........................        238,270       $   10,610,163
Monsanto Co. ..............................        247,090           15,534,548
                                                                 --------------
                                                                 $   26,144,711
                                                                 --------------
COMPUTER SOFTWARE -- 3.8%
Amdocs Ltd.* ..............................        286,480       $    7,571,666
Mercury Interactive Corp.* ................        137,580            5,277,569
Oracle Corp.* .............................      1,684,430           22,234,476
VERITAS Software Corp.* ...................        319,690            7,800,436
                                                                 --------------
                                                                 $   42,884,147
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 3.0%
Apple Computer, Inc.* .....................        149,950       $    5,519,660
Dell, Inc.* ...............................        562,970           22,242,945
Sun Microsystems, Inc.* ...................      1,419,710            5,295,518
                                                                 --------------
                                                                 $   33,058,123
                                                                 --------------
CONSTRUCTION -- 1.1%
Masco Corp. ...............................        376,520       $   11,958,275
                                                                 --------------
CONSUMER GOODS & SERVICES -- 5.4%
Avon Products, Inc. .......................        200,880       $    7,603,308
Colgate-Palmolive Co. .....................        280,130           13,981,288
Procter & Gamble Co. ......................        350,670           18,497,843
Reckitt Benckiser PLC .....................        676,190           19,865,500
                                                                 --------------
                                                                 $   59,947,939
                                                                 --------------
ELECTRICAL EQUIPMENT -- 1.6%
Tyco International Ltd. ...................        619,120       $   18,078,304
                                                                 --------------
ELECTRONICS -- 2.2%
Analog Devices, Inc. ......................        442,290       $   16,501,840
Texas Instruments, Inc. ...................        128,490            3,606,714
Xilinx, Inc. ..............................        198,920            5,072,460
                                                                 --------------
                                                                 $   25,181,014
                                                                 --------------
ENERGY -- INDEPENDENT -- 1.9%
EnCana Corp. ..............................        265,300       $   10,503,227
EOG Resources, Inc.^ ......................        196,690           11,171,992
                                                                 --------------
                                                                 $   21,675,219
                                                                 --------------
ENERGY -- INTEGRATED -- 2.5%
BP PLC, ADR ...............................        188,752       $   11,774,350
TOTAL S.A., ADR^ ..........................        140,080           16,368,348
                                                                 --------------
                                                                 $   28,142,698
                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 2.9%
Groupe Danone .............................         76,700       $    6,717,944
Nestle S.A ................................         30,306            7,734,493
PepsiCo, Inc.^ ............................        342,750           18,484,508
                                                                 --------------
                                                                 $   32,936,945
                                                                 --------------
GAMING & LODGING -- 1.7%
Carnival Corp. ............................        240,760       $   13,133,458
Hilton Group PLC ..........................      1,102,480            5,631,076
                                                                 --------------
                                                                 $   18,764,534
                                                                 --------------
GENERAL MERCHANDISE -- 2.6%
Target Corp. ..............................        317,690       $   17,285,513
Wal-Mart Stores, Inc. .....................        238,390           11,490,398
                                                                 --------------
                                                                 $   28,775,911
                                                                 --------------
INSURANCE -- 3.0%
American International Group, Inc. ........        569,967       $   33,115,083
                                                                 --------------
INTERNET -- 1.4%
eBay, Inc.^* ..............................        202,370       $    6,680,234
Yahoo!, Inc.* .............................        275,140            9,533,601
                                                                 --------------
                                                                 $   16,213,835
                                                                 --------------
LEISURE & TOYS -- 1.2%
Electronic Arts, Inc.* ....................        228,380       $   12,928,592
                                                                 --------------
MACHINERY & TOOLS -- 2.1%
Caterpillar, Inc.^ ........................        199,690       $   19,032,454
Illinois Tool Works, Inc.^ ................         61,270            4,881,994
                                                                 --------------
                                                                 $   23,914,448
                                                                 --------------
MEDICAL EQUIPMENT -- 4.4%
Boston Scientific Corp.* ..................        377,470       $   10,191,690
Guidant Corp. .............................        100,710            6,777,783
Medtronic, Inc. ...........................        293,790           15,215,384
Synthes, Inc. .............................         55,550            6,079,135
Zimmer Holdings, Inc.* ....................        147,510           11,235,837
                                                                 --------------
                                                                 $   49,499,829
                                                                 --------------
OIL SERVICES -- 4.8%
Halliburton Co. ...........................        394,980       $   18,887,944
Noble Corp.^ ..............................        312,610           19,228,641
Transocean, Inc.* .........................        282,200           15,230,334
                                                                 --------------
                                                                 $   53,346,919
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.3%
EMC Corp.* ................................      1,890,190       $   25,914,505
                                                                 --------------
PHARMACEUTICALS -- 9.8%
Abbott Laboratories .......................        461,100       $   22,598,511
Eli Lilly & Co. ...........................        323,480           18,021,071
Johnson & Johnson .........................        505,900           32,883,500
Roche Holding AG^ .........................        117,150           14,753,575
Wyeth .....................................        490,970           21,848,165
                                                                 --------------
                                                                 $  110,104,822
                                                                 --------------
SPECIALTY CHEMICALS -- 1.0%
Praxair, Inc. .............................        231,440       $   10,785,104
                                                                 --------------
SPECIALTY STORES -- 3.1%
Gap, Inc. .................................        498,710       $    9,849,523
Staples, Inc. .............................        570,930           12,172,228
TJX Cos., Inc. ............................        524,450           12,770,358
                                                                 --------------
                                                                 $   34,792,109
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 1.3%
Vodafone Group PLC, ADR ...................        617,703       $   15,022,537
                                                                 --------------
TELECOMMUNICATIONS -- WIRELINE -- 2.0%
Cisco Systems, Inc.* ......................        934,100       $   17,850,651
QUALCOMM, Inc. ............................        155,290            5,126,123
                                                                 --------------
                                                                 $   22,976,774
                                                                 --------------
TELEPHONE SERVICES -- 1.4%
Sprint Corp. ..............................        604,150       $   15,158,124
                                                                 --------------
TOBACCO -- 1.5%
Altria Group, Inc. ........................        252,240       $   16,309,838
                                                                 --------------
TRUCKING -- 1.0%
CNF, Inc. .................................         53,360       $    2,395,864
FedEx Corp. ...............................        102,550            8,307,576
                                                                 --------------
                                                                 $   10,703,440
                                                                 --------------
UTILITIES -- ELECTRIC POWER -- 1.6%
Entergy Corp. .............................         45,660       $    3,449,613
Exelon Corp. ..............................        283,870           14,571,040
                                                                 --------------
                                                                 $   18,020,653
                                                                 --------------
    Total Stocks (Identified Cost, $998,148,194) .........       $1,108,025,819
                                                                 --------------
COLLATERAL FOR SECURITIES LOANED -- 5.0%

                                               Par Amount           Value
Morgan Stanley Repurchase Agreement,
  3.46%, dated 6/30/05, due 7/01/05, total
  to be received $6,218,697 (secured by
  various U.S. Treasury and Federal Agency
  obligations in an individually traded
  account), at Cost .......................    $ 6,218,100       $    6,218,100

                                                 Shares                 Value
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     49,354,912           49,354,912
                                                                 --------------
    Total Collateral for Securities Loaned ...............       $   55,573,012
                                                                 --------------
    Total Investments
      (Identified Cost, $1,053,721,206) ..................       $1,163,598,831
                                                                 --------------
OTHER ASSETS,
  LESS LIABILITIES -- (4.0)% .............................          (45,091,263)
                                                                 --------------
    Net Assets -- 100.0% .................................       $1,118,507,568
                                                                 ==============
                                                                 --------------

           See portfolio footnotes and notes to financial statements.

Issuer                                           Shares         Value

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

MID CAP GROWTH SERIES

STOCKS -- 98.3%

Issuer                                             Shares            Value
AEROSPACE -- 1.9%
FLIR Systems, Inc.^* ......................         20,500         $    611,720
ITT Industries, Inc.^ .....................         15,900            1,552,317
                                                                   ------------
                                                                   $  2,164,037
                                                                   ------------
BANKS & CREDIT COMPANIES -- 1.0%
SLM Corp. .................................         23,000         $  1,168,400
                                                                   ------------
BIOTECHNOLOGY -- 6.7%
Biogen Idec, Inc.* ........................         31,500         $  1,085,175
Gen-Probe, Inc.* ..........................         18,450              668,444
Genzyme Corp.* ............................         40,870            2,455,878
Gilead Sciences, Inc.* ....................         46,090            2,027,499
ImClone Systems, Inc.^* ...................         24,680              764,340
MedImmune, Inc.* ..........................         21,850              583,832
                                                                   ------------
                                                                   $  7,585,168
                                                                   ------------
BROADCAST & CABLE TV -- 5.1%
Citadel Broadcasting Corp.^* ..............        120,060         $  1,374,687
Gemstar-TV Guide International, Inc.* .....         30,020              107,772
Grupo Televisa S.A., ADR ..................         18,910            1,174,122
Interpublic Group of Cos., Inc.* ..........        108,630            1,323,113
NTL, Inc.^* ...............................         13,199              903,076
Univision Communications, Inc., "A"^* .....         31,070              855,978
                                                                   ------------
                                                                   $  5,738,748
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 3.2%
Franklin Resources, Inc.^ .................         16,100         $  1,239,378
Legg Mason, Inc. ..........................         22,244            2,315,823
                                                                   ------------
                                                                   $  3,555,201
                                                                   ------------
BUSINESS SERVICES -- 8.7%
Alliance Data Systems Corp.* ..............         38,970         $  1,580,623
Corporate Executive Board Co.^ ............         25,040            1,961,383
DST Systems, Inc.* ........................         32,450            1,518,660
Getty Images, Inc.^* ......................         36,470            2,708,262
Hewitt Associates, Inc., "A"^* ............         36,900              978,219
Monster Worldwide, Inc.* ..................         34,920            1,001,506
                                                                   ------------
                                                                   $  9,748,653
                                                                   ------------
CHEMICALS -- 1.2%
Monsanto Co. ..............................         20,810         $  1,308,325
                                                                   ------------
COMPUTER SOFTWARE -- 8.6%
Amdocs Ltd.* ..............................         87,280         $  2,306,810
Check Point Software Technologies Ltd.* ...         57,150            1,131,570
Mercury Interactive Corp.* ................         42,570            1,632,985
Symantec Corp.* ...........................         98,030            2,131,172
VERITAS Software Corp.* ...................        102,850            2,509,540
                                                                   ------------
                                                                   $  9,712,077
                                                                   ------------
CONSTRUCTION -- 0.5%
Masco Corp. ...............................         17,000         $    539,920
                                                                   ------------
CONSUMER GOODS & SERVICES -- 3.4%
Apollo Group, Inc., "A"^* .................         21,350         $  1,669,997
Avon Products, Inc. .......................         21,000              794,850
Career Education Corp.^* ..................         16,450              602,235
Weight Watchers International, Inc.^* .....         14,000              722,540
                                                                   ------------
                                                                   $  3,789,622
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.9%
American Standard Cos., Inc. ..............         24,640         $  1,032,909
                                                                   ------------
ELECTRONICS -- 9.0%
Analog Devices, Inc. ......................         54,890         $  2,047,946
Broadcom Corp., "A"^* .....................         20,830              739,673
KLA-Tencor Corp. ..........................         51,040            2,230,448
Marvell Technology Group Ltd.* ............         35,910            1,366,016
Novellus Systems, Inc.* ...................         31,700              783,307
PMC-Sierra, Inc.* .........................        136,140            1,270,186
Xilinx, Inc.^ .............................         67,650            1,725,075
                                                                   ------------
                                                                   $ 10,162,651
                                                                   ------------
FURNITURE & APPLIANCES -- 0.2%
Tempur-Pedic International, Inc.* .........         11,600         $    257,288
                                                                   ------------
GAMING & LODGING -- 3.3%
GTECH Holdings Corp. ......................         22,500         $    657,900
International Game Technology^ ............         35,000              985,250
Royal Caribbean Cruises Ltd.^ .............         26,250            1,269,450
WMS Industries, Inc.* .....................         23,680              799,200
                                                                   ------------
                                                                   $  3,711,800
                                                                   ------------
GENERAL MERCHANDISE -- 2.2%
99 Cents Only Stores* .....................         42,620         $    541,700
Family Dollar Stores, Inc. ................         36,340              948,474
Kohl's Corp.* .............................         16,900              944,879
                                                                   ------------
                                                                   $  2,435,053
                                                                   ------------
INSURANCE -- 0.8%
Genworth Financial, Inc., "A" .............         31,400         $    949,222
                                                                   ------------
INTERNET -- 0.6%
IAC/InterActiveCorp^* .....................         29,267         $    703,871
                                                                   ------------
LEISURE & TOYS -- 2.0%
Electronic Arts, Inc.* ....................         40,660         $  2,301,763
                                                                   ------------
MACHINERY & TOOLS -- 1.3%
Roper Industries, Inc. ....................         20,320         $  1,450,238
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 2.2%
Community Health Systems, Inc.* ...........         41,490         $  1,567,907
LifePoint Hospitals, Inc.* ................         19,179              968,923
                                                                   ------------
                                                                   $  2,536,830
                                                                   ------------
MEDICAL EQUIPMENT -- 11.0%
C.R. Bard, Inc. ...........................         17,600         $  1,170,576
Cytyc Corp.* ..............................        100,630            2,219,898
DENTSPLY International, Inc. ..............         32,690            1,765,260
Fisher Scientific International, Inc.^* ...         19,680            1,277,232
Millipore Corp.* ..........................         13,650              774,365
St. Jude Medical, Inc.* ...................         37,300            1,626,653
Thoratec Corp.^* ..........................         34,330              526,622
Waters Corp.* .............................         61,720            2,294,132
Zimmer Holdings, Inc.^* ...................          9,400              715,998
                                                                   ------------
                                                                   $ 12,370,736
                                                                   ------------
METALS & MINING -- 0.3%
Aber Diamond Corp. ........................          6,540         $    199,829
Aber Diamond Corp. ........................          5,700              174,163
                                                                   ------------
                                                                   $    373,992
                                                                   ------------
OIL SERVICES -- 4.4%
BJ Services Co. ...........................         37,610         $  1,973,773
GlobalSantaFe Corp.^ ......................         27,850            1,136,280
National Oilwell Varco, Inc.^* ............         25,200            1,198,008
Smith International, Inc.^ ................          9,700              617,890
                                                                   ------------
                                                                   $  4,925,951
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.9%
Lexmark International, Inc., "A"* .........         22,190         $  1,438,578
Network Appliance, Inc.* ..................         24,500              692,615
                                                                   ------------
                                                                   $  2,131,193
                                                                   ------------
PHARMACEUTICALS -- 4.8%
Allergan, Inc. ............................         16,340         $  1,392,822
Endo Pharmaceuticals Holdings, Inc.* ......         39,280            1,032,278
Medicis Pharmaceutical Corp., "A"^ ........         70,940            2,250,926
Teva Pharmaceutical Industries Ltd., ADR^ .         23,800              741,132
                                                                   ------------
                                                                   $  5,417,158
                                                                   ------------
PRINTING & PUBLISHING -- 1.0%
Washington Post Co., "B"^ .................          1,300         $  1,085,539
                                                                   ------------
RESTAURANTS -- 2.1%
Cheesecake Factory, Inc.^* ................         48,525         $  1,685,273
Outback Steakhouse, Inc. ..................         14,140              639,694
                                                                   ------------
                                                                   $  2,324,967
                                                                   ------------
SPECIALTY CHEMICALS -- 0.9%
Praxair, Inc.^ ............................         21,500         $  1,001,900
                                                                   ------------
SPECIALTY STORES -- 3.6%
Bed Bath & Beyond, Inc.* ..................         36,200         $  1,512,436
PETsMART, Inc. ............................         41,720            1,266,202
TJX Cos., Inc. ............................         52,550            1,279,592
                                                                   ------------
                                                                   $  4,058,230
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 1.8%
Comverse Technology, Inc.* ................         46,700         $  1,104,455
Juniper Networks, Inc.^* ..................         36,200              911,516
                                                                   ------------
                                                                   $  2,015,971
                                                                   ------------
TELEPHONE SERVICES -- 3.1%
American Tower Corp., "A"^* ...............        116,840         $  2,455,977
SpectraSite, Inc.^* .......................         13,330              992,152
                                                                   ------------
                                                                   $  3,448,129
                                                                   ------------
TRUCKING -- 0.6%
Expeditors International of Washington,
  Inc.^ ...................................         13,590         $    676,918
                                                                   ------------
    Total Stocks (Identified Cost, $99,933,440) ..........         $110,682,460
                                                                   ------------
SHORT-TERM OBLIGATION -- 1.6%

Issuer                                         Par Amount            Value
Citigroup Funding, Inc., 3.43%,
  due 7/01/05, at Amortized Cost< .........    $ 1,842,000         $  1,842,000
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 21.2%

Issuer                                           Shares         Value
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     23,918,399         $ 23,918,399
                                                                   ------------
    Total Investments
      (Identified Cost, $125,693,839)(S)  ................         $136,442,859
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (21.1)% ............................          (23,791,299)
                                                                   ------------
    Net Assets -- 100.0% .................................         $112,651,560
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

RESEARCH SERIES

STOCKS -- 99.0%

Issuer                                             Shares           Value

AEROSPACE -- 1.2%
United Technologies Corp. .................         95,450         $  4,901,358
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.5%
Diageo PLC ................................        141,040         $  2,072,259
                                                                   ------------
APPAREL MANUFACTURERS -- 1.5%
Columbia Sportswear Co.^* .................         42,810         $  2,114,386
Nike, Inc., "B"^ ..........................         44,610            3,863,226
                                                                   ------------
                                                                   $  5,977,612
                                                                   ------------
BANKS & CREDIT COMPANIES -- 7.4%
Bank of America Corp. .....................        178,240         $  8,129,526
J.P. Morgan Chase & Co. ...................        143,270            5,060,296
PNC Financial Services Group, Inc. ........        155,270            8,456,004
SLM Corp. .................................        176,110            8,946,388
                                                                   ------------
                                                                   $ 30,592,214
                                                                   ------------
BIOTECHNOLOGY -- 4.7%
Amgen, Inc.* ..............................         86,180         $  5,210,443
Biogen Idec, Inc.* ........................         58,530            2,016,358
Gilead Sciences, Inc.* ....................         92,230            4,057,198
ImClone Systems, Inc.^* ...................         92,330            2,859,460
MedImmune, Inc.* ..........................        131,830            3,522,498
Neurocrine Biosciences, Inc.^* ............         40,850            1,718,151
                                                                   ------------
                                                                   $ 19,384,108
                                                                   ------------
BROADCAST & CABLE TV -- 2.7%
Univision Communications, Inc., "A"^* .....        141,530         $  3,899,152
Viacom, Inc., "B" .........................         87,310            2,795,666
Walt Disney Co. ...........................        177,570            4,471,213
                                                                   ------------
                                                                   $ 11,166,031
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 9.5%
Franklin Resources, Inc.^ .................        103,980         $  8,004,380
Goldman Sachs Group, Inc. .................         93,750            9,564,375
Legg Mason, Inc. ..........................        106,195           11,055,961
Lehman Brothers Holdings, Inc.^ ...........         55,170            5,477,278
Mellon Financial Corp. ....................        170,180            4,882,464
                                                                   ------------
                                                                   $ 38,984,458
                                                                   ------------
BUSINESS SERVICES -- 1.6%
Getty Images, Inc.* .......................         86,630         $  6,433,144
                                                                   ------------
CHEMICALS -- 2.9%
Monsanto Co. ..............................         99,470         $  6,253,679
Nalco Holding Co.^* .......................        295,400            5,798,702
                                                                   ------------
                                                                   $ 12,052,381
                                                                   ------------
COMPUTER SOFTWARE -- 4.4%
Amdocs Ltd.* ..............................        139,290         $  3,681,435
MicroStrategy, Inc., "A"^* ................         66,130            3,507,535
Oracle Corp.* .............................        407,270            5,375,964
Symantec Corp.* ...........................        254,600            5,535,004
                                                                   ------------
                                                                   $ 18,099,938
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.1%
Dell, Inc.* ...............................        170,120         $  6,721,441
Sun Microsystems, Inc.* ...................        536,880            2,002,562
                                                                   ------------
                                                                   $  8,724,003
                                                                   ------------
CONSTRUCTION -- 1.5%
Masco Corp. ...............................        194,130         $  6,165,569
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.4%
Avon Products, Inc. .......................         24,450         $    925,432
Career Education Corp.^* ..................         71,400            2,613,954
Gillette Co. ..............................         46,220            2,340,119
Procter & Gamble Co. ......................         74,680            3,939,370
                                                                   ------------
                                                                   $  9,818,875
                                                                   ------------
CONTAINERS -- 1.4%
Owens-Illinois, Inc.* .....................        225,480         $  5,648,274
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.0%
Tyco International Ltd. ...................        206,350         $  6,025,420
W.W. Grainger, Inc.^ ......................         37,280            2,042,571
                                                                   ------------
                                                                   $  8,067,991
                                                                   ------------
ELECTRONICS -- 2.4%
Analog Devices, Inc. ......................        108,600         $  4,051,866
KLA-Tencor Corp. ..........................         43,330            1,893,521
Marvell Technology Group Ltd.^* ...........         55,380            2,106,655
Xilinx, Inc. ..............................         64,850            1,653,675
                                                                   ------------
                                                                   $  9,705,717
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.8%
EOG Resources, Inc.^ ......................         59,450         $  3,376,760
                                                                   ------------
ENERGY -- INTEGRATED -- 4.8%
Amerada Hess Corp. ........................         16,520         $  1,759,545
ConocoPhillips ............................        116,530            6,699,310
TOTAL S.A., ADR ...........................         98,360           11,493,366
                                                                   ------------
                                                                   $ 19,952,221
                                                                   ------------
FOOD & DRUG STORES -- 0.9%
CVS Corp. .................................        123,790         $  3,598,575
                                                                   ------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 3.2%
CoolBrands International, Inc.* ...........        130,910         $    439,460
Nestle S.A ................................         17,163            4,380,225
PepsiCo, Inc. .............................        156,160            8,421,709
                                                                   ------------
                                                                   $ 13,241,394
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.0%
Abitibi-Consolidated, Inc. ................        385,270         $  1,726,010
Bowater, Inc.^ ............................         77,530            2,509,646
                                                                   ------------
                                                                   $  4,235,656
                                                                   ------------
GENERAL MERCHANDISE -- 1.4%
Target Corp. ..............................        102,820         $  5,594,436
                                                                   ------------
INSURANCE -- 3.5%
American International Group, Inc. ........        136,670         $  7,940,527
Endurance Specialty Holdings Ltd. .........         52,190            1,973,826
Genworth Financial, Inc., "A" .............        148,130            4,477,970
                                                                   ------------
                                                                   $ 14,392,323
                                                                   ------------
INTERNET -- 1.1%
Yahoo!, Inc.* .............................        135,170         $  4,683,641
                                                                   ------------
LEISURE & TOYS -- 1.6%
Electronic Arts, Inc.* ....................        113,000         $  6,396,930
                                                                   ------------
MACHINERY & TOOLS -- 0.9%
Sandvik AB ................................         95,250         $  3,523,333
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.8%
Tenet Healthcare Corp.^* ..................        255,550         $  3,127,932
                                                                   ------------
METALS & MINING -- 0.5%
Companhia Vale do Rio Doce, ADR ...........         73,810         $  2,161,157
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.5%
Sempra Energy .............................         52,650         $  2,174,972
                                                                   ------------
OIL SERVICES -- 4.9%
GlobalSantaFe Corp. .......................        185,265         $  7,558,812
Halliburton Co. ...........................        111,370            5,325,713
Noble Corp.^ ..............................        121,340            7,463,623
                                                                   ------------
                                                                   $ 20,348,148
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.6%
EMC Corp.* ................................        318,840         $  4,371,296
Network Appliance, Inc.* ..................         75,430            2,132,406
                                                                   ------------
                                                                   $  6,503,702
                                                                   ------------
PHARMACEUTICALS -- 7.6%
Abbott Laboratories .......................         86,010         $  4,215,350
Eli Lilly & Co. ...........................        108,290            6,032,836
Endo Pharmaceuticals Holdings, Inc.* ......        199,140            5,233,399
Johnson & Johnson .........................         66,190            4,302,350
Medicis Pharmaceutical Corp., "A" .........         62,950            1,997,403
Wyeth .....................................        213,020            9,479,390
                                                                   ------------
                                                                   $ 31,260,728
                                                                   ------------
RESTAURANTS -- 1.2%
Outback Steakhouse, Inc. ..................         71,350         $  3,227,874
Rare Hospitality International, Inc.^* ....         60,120            1,831,856
                                                                   ------------
                                                                   $  5,059,730
                                                                   ------------
SPECIALTY CHEMICALS -- 1.4%
Lyondell Chemical Co.^ ....................        216,060         $  5,708,305
                                                                   ------------
SPECIALTY STORES -- 3.0%
Gap, Inc. .................................        330,550         $  6,528,362
Lowe's Cos., Inc.^ ........................         52,730            3,069,941
PETsMART, Inc. ............................         88,030            2,671,711
                                                                   ------------
                                                                   $ 12,270,014
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 0.8%
Vodafone Group PLC, ADR ...................        141,227         $  3,434,641
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 2.2%
Cisco Systems, Inc.* ......................        391,960         $  7,490,356
QUALCOMM, Inc. ............................         45,490            1,501,625
                                                                   ------------
                                                                   $  8,991,981
                                                                   ------------
TELEPHONE SERVICES -- 2.6%
CenturyTel, Inc.^ .........................         52,600         $  1,821,538
Sprint Corp. ..............................        307,515            7,715,551
Verizon Communications, Inc. ..............         27,790              960,145
                                                                   ------------
                                                                   $ 10,497,234
                                                                   ------------
TOBACCO -- 2.1%
Altria Group, Inc. ........................        135,600         $  8,767,896
                                                                   ------------
TRUCKING -- 1.3%
CNF, Inc. .................................        119,790         $  5,378,571
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 1.1%
CMS Energy Corp.* .........................         80,150         $  1,207,059
Exelon Corp. ..............................         63,790            3,274,341
                                                                   ------------
                                                                   $  4,481,400
                                                                   ------------
    Total Stocks (Identified Cost, $379,991,715) .........         $406,955,612
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 9.9%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ...    40,908,319         $ 40,908,319
                                                                   ------------
    Total Investments
      (Identified Cost, $420,900,034)(S)  ................         $447,863,931
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (8.9)% .............................          (36,658,277)
                                                                   ------------
    Net Assets -- 100.0% .................................         $411,205,654
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

TOTAL RETURN SERIES

STOCKS -- 59.5%

Issuer                                          Shares              Value
AEROSPACE -- 1.7%
ITT Industries, Inc. ......................         23,800       $    2,323,594
Lockheed Martin Corp.^ ....................        351,780           22,819,969
Northrop Grumman Corp. ....................        123,800            6,839,950
United Technologies Corp. .................        100,800            5,176,080
                                                                 --------------
                                                                 $   37,159,593
                                                                 --------------
ALCOHOLIC BEVERAGES -- 0.3%
Diageo PLC ................................        405,300       $    5,954,953
                                                                 --------------
AUTOMOTIVE -- 0.4%
SPX Corp. .................................        116,860       $    5,373,223
Toyota Motor Corp. ........................         67,000            2,395,843
                                                                 --------------
                                                                 $    7,769,066
                                                                 --------------
BANKS & CREDIT COMPANIES -- 8.6%
American Express Co. ......................        145,400       $    7,739,642
Bank of America Corp. .....................        945,536           43,125,897
Citigroup, Inc. ...........................        678,733           31,377,827
Countrywide Financial Corp. ...............         97,900            3,779,919
Fannie Mae ................................        133,600            7,802,240
Freddie Mac^ ..............................        113,790            7,422,522
J.P. Morgan Chase & Co. ...................        859,684           30,364,039
MBNA Corp. ................................         83,000            2,171,280
PNC Financial Services Group, Inc. ........        531,420           28,941,133
SunTrust Banks, Inc. ......................        201,300           14,541,912
Wells Fargo & Co. .........................        135,700            8,356,406
                                                                 --------------
                                                                 $  185,622,817
                                                                 --------------
BIOTECHNOLOGY -- 0.4%
Amgen, Inc.* ..............................         32,400       $    1,958,904
MedImmune, Inc.* ..........................        285,060            7,616,803
                                                                 --------------
                                                                 $    9,575,707
                                                                 --------------
BROADCAST & CABLE TV -- 2.8%
Interpublic Group of Cos., Inc.^* .........        905,160       $   11,024,849
Time Warner, Inc.* ........................        367,100            6,134,241
Viacom, Inc., "B" .........................        847,678           27,142,650
Walt Disney Co. ...........................        589,030           14,831,775
                                                                 --------------
                                                                 $   59,133,515
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 3.1%
Franklin Resources, Inc. ..................         67,400       $    5,188,452
Goldman Sachs Group, Inc. .................        107,500           10,967,150
Lehman Brothers Holdings, Inc. ............         45,400            4,507,312
Mellon Financial Corp. ....................        819,390           23,508,299
Merrill Lynch & Co., Inc. .................        323,920           17,818,839
Morgan Stanley ............................        105,400            5,530,338
                                                                 --------------
                                                                 $   67,520,390
                                                                 --------------
BUSINESS SERVICES -- 0.5%
Accenture Ltd., "A"* ......................        426,030       $    9,658,100
                                                                 --------------
CHEMICALS -- 1.6%
3M Co. ....................................         43,000       $    3,108,900
Dow Chemical Co. ..........................        195,500            8,705,615
E.I. du Pont de Nemours & Co. .............        108,600            4,670,886
Nalco Holding Co.* ........................        237,900            4,669,977
PPG Industries, Inc. ......................        151,200            9,489,312
Syngenta AG ...............................         32,900            3,365,228
                                                                 --------------
                                                                 $   34,009,918
                                                                 --------------
COMPUTER SOFTWARE -- 1.9%
Compuware Corp.* ..........................        799,050       $    5,745,170
Microsoft Corp. ...........................        314,700            7,817,148
Oracle Corp.* .............................        365,000            4,818,000
Symantec Corp.* ...........................      1,036,360           22,530,466
                                                                 --------------
                                                                 $   40,910,784
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.7%
Hewlett-Packard Co. .......................         61,800       $    1,452,918
International Business Machines Corp. .....          8,100              601,020
Sun Microsystems, Inc.* ...................      3,324,700           12,401,131
                                                                 --------------
                                                                 $   14,455,069
                                                                 --------------
CONSTRUCTION -- 1.0%
Masco Corp. ...............................        688,200       $   21,857,232
                                                                 --------------
CONSUMER GOODS & SERVICES -- 1.0%
Colgate-Palmolive Co. .....................         81,500       $    4,067,665
Gillette Co. ..............................        191,810            9,711,340
Kimberly-Clark Corp. ......................        136,300            8,531,017
                                                                 --------------
                                                                 $   22,310,022
                                                                 --------------
CONTAINERS -- 1.0%
Owens-Illinois, Inc.* .....................        793,210       $   19,869,911
Smurfit-Stone Container Corp.* ............        155,910            1,585,605
                                                                 --------------
                                                                 $   21,455,516
                                                                 --------------
ELECTRICAL EQUIPMENT -- 2.0%
Cooper Industries Ltd., "A" ...............         38,300       $    2,447,370
Emerson Electric Co. ......................         54,700            3,425,861
General Electric Co. ......................        437,400           15,155,910
Hubbell, Inc., "B"^ .......................         42,400            1,869,840
Tyco International Ltd. ...................        621,980           18,161,816
W.W. Grainger, Inc.^ ......................         22,300            1,221,817
                                                                 --------------
                                                                 $   42,282,614
                                                                 --------------
ELECTRONICS -- 0.2%
Analog Devices, Inc. ......................        133,200       $    4,969,692
                                                                 --------------
ENERGY -- INDEPENDENT -- 1.9%
Apache Corp.^ .............................         38,370       $    2,478,702
Devon Energy Corp.^ .......................        400,500           20,297,340
EnCana Corp. ..............................        117,000            4,632,030
EOG Resources, Inc. .......................         95,100            5,401,680
Unocal Corp. ..............................        110,200            7,168,510
                                                                 --------------
                                                                 $   39,978,262
                                                                 --------------
ENERGY -- INTEGRATED -- 3.1%
Amerada Hess Corp. ........................         20,600       $    2,194,106
BP PLC, ADR ...............................        146,520            9,139,918
ConocoPhillips ............................        308,200           17,718,418
Exxon Mobil Corp. .........................        358,496           20,602,765
TOTAL S.A., ADR^ ..........................        143,500           16,767,975
                                                                 --------------
                                                                 $   66,423,182
                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.6%
Archer Daniels Midland Co.^ ...............        198,300       $    4,239,654
General Mills, Inc. .......................         93,740            4,386,095
H.J. Heinz Co. ............................        198,200            7,020,244
Kellogg Co. ...............................        138,100            6,137,164
Nestle S.A ................................          7,663            1,955,699
PepsiCo, Inc. .............................        126,500            6,822,145
Sara Lee Corp. ............................        153,150            3,033,902
                                                                 --------------
                                                                 $   33,594,903
                                                                 --------------
FOREST & PAPER PRODUCTS -- 0.8%
Bowater, Inc.^ ............................        276,780       $    8,959,369
International Paper Co. ...................        200,600            6,060,126
MeadWestvaco Corp. ........................        106,400            2,983,456
                                                                 --------------
                                                                 $   18,002,951
                                                                 --------------
GAMING & LODGING -- 0.3%
Cendant Corp. .............................        264,600       $    5,919,102
                                                                 --------------
GENERAL MERCHANDISE -- 0.6%
Family Dollar Stores, Inc.^ ...............         91,200       $    2,380,320
Wal-Mart Stores, Inc. .....................        204,540            9,858,828
                                                                 --------------
                                                                 $   12,239,148
                                                                 --------------
INSURANCE -- 3.2%
AFLAC, Inc. ...............................         58,100       $    2,514,568
Allstate Corp. ............................        441,740           26,393,965
Chubb Corp.^ ..............................         26,500            2,268,665
Conseco, Inc.* ............................        509,330           11,113,581
Genworth Financial, Inc., "A" .............        114,700            3,467,381
Hartford Financial Services Group, Inc.^  .        163,360           12,216,061
MetLife, Inc. .............................        236,600           10,632,804
                                                                 --------------
                                                                 $   68,607,025
                                                                 --------------
LEISURE & TOYS -- 0.4%
Hasbro, Inc. ..............................         78,600       $    1,634,094
Mattel, Inc.^ .............................        342,730            6,271,959
                                                                 --------------
                                                                 $    7,906,053
                                                                 --------------
MACHINERY & TOOLS -- 1.0%
Deere & Co. ...............................        112,700       $    7,380,723
Finning International, Inc. ...............          4,940              145,507
Illinois Tool Works, Inc. .................         91,300            7,274,784
Ingersoll-Rand Co. Ltd., "A" ..............         26,600            1,897,910
Precision Castparts Corp. .................         47,000            3,661,300
Sandvik AB ................................         30,000            1,109,711
                                                                 --------------
                                                                 $   21,469,935
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.5%
Tenet Healthcare Corp.^* ..................        929,630       $   11,378,671
                                                                 --------------
MEDICAL EQUIPMENT -- 0.2%
Baxter International, Inc. ................         58,550       $    2,172,205
Boston Scientific Corp.* ..................         60,800            1,641,600
                                                                 --------------
                                                                 $    3,813,805
                                                                 --------------
METALS & MINING -- 0.2%
BHP Billiton PLC ..........................        400,900       $    5,141,510
                                                                 --------------
NATURAL GAS -- DISTRIBUTION -- 0.3%
AGL Resources, Inc. .......................         89,690       $    3,466,518
Sempra Energy .............................         82,400            3,403,944
                                                                 --------------
                                                                 $    6,870,462
                                                                 --------------
OIL SERVICES -- 2.1%
BJ Services Co. ...........................        101,260       $    5,314,125
Cooper Cameron Corp.^* ....................        151,680            9,411,744
GlobalSantaFe Corp. .......................        374,950           15,297,960
Noble Corp. ...............................        259,850           15,983,374
                                                                 --------------
                                                                 $   46,007,203
                                                                 --------------
PHARMACEUTICALS -- 3.8%
Abbott Laboratories .......................        372,270       $   18,244,953
Eli Lilly & Co. ...........................         17,300              963,783
Johnson & Johnson .........................        152,200            9,893,000
Merck & Co., Inc. .........................        694,360           21,386,288
Novartis AG ...............................         26,000            1,233,237
Pfizer, Inc. ..............................         52,300            1,442,434
Roche Holding AG ..........................         13,200            1,662,375
Wyeth .....................................        623,650           27,752,425
                                                                 --------------
                                                                 $   82,578,495
                                                                 --------------
PRINTING & PUBLISHING -- 0.4%
Reed Elsevier PLC .........................        676,800       $    6,460,951
Tribune Co. ...............................         74,400            2,617,392
                                                                 --------------
                                                                 $    9,078,343
                                                                 --------------
RAILROAD & SHIPPING -- 0.2%
Burlington Northern Santa Fe Corp. ........         89,500       $    4,213,660
                                                                 --------------
RESTAURANTS -- 0.1%
McDonald's Corp. ..........................         79,700       $    2,211,675
                                                                 --------------
SPECIALTY CHEMICALS -- 0.5%
Air Liquide S.A ...........................          5,900       $    1,001,929
Air Products & Chemicals, Inc. ............        132,250            7,974,675
Praxair, Inc. .............................         27,200            1,267,520
                                                                 --------------
                                                                 $   10,244,124
                                                                 --------------
SPECIALTY STORES -- 1.7%
Circuit City Stores, Inc. .................        255,300       $    4,414,137
Gap, Inc. .................................        831,570           16,423,508
Lowe's Cos., Inc. .........................         44,800            2,608,256
OfficeMax, Inc.^ ..........................        235,400            7,007,858
TJX Cos., Inc. ............................        271,000            6,598,850
                                                                 --------------
                                                                 $   37,052,609
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.5%
Vodafone Group PLC, ADR ...................        454,538       $   11,054,364
                                                                 --------------
TELECOMMUNICATIONS -- WIRELINE -- 1.6%
Cisco Systems, Inc.* ......................         97,500       $    1,863,225
Nokia Corp., ADR ..........................        889,360           14,798,950
Nortel Networks Corp.^* ...................      6,448,930           16,831,707
                                                                 --------------
                                                                 $   33,493,882
                                                                 --------------
TELEPHONE SERVICES -- 4.0%
SBC Communications, Inc.^ .................        242,946       $    5,769,968
Sprint Corp.^ .............................      1,878,100           47,121,529
Verizon Communications, Inc. ..............        958,172           33,104,843
                                                                 --------------
                                                                 $   85,996,340
                                                                 --------------
TOBACCO -- 1.1%
Altria Group, Inc. ........................        349,500       $   22,598,670
                                                                 --------------
TRUCKING -- 0%
CNF, Inc. .................................         18,200       $      817,180
                                                                 --------------
UTILITIES -- ELECTRIC POWER -- 2.2%
Calpine Corp.* ............................      2,638,810       $    8,971,954
Dominion Resources, Inc.^ .................        166,100           12,190,079
Entergy Corp. .............................        119,900            9,058,445
Exelon Corp. ..............................        100,380            5,152,505
FPL Group, Inc. ...........................         16,400              689,784
PPL Corp.^ ................................        102,200            6,068,636
Public Service Enterprise Group, Inc. .....         29,000            1,763,780
TXU Corp. .................................         28,000            2,326,520
                                                                 --------------
                                                                 $   46,221,703
                                                                 --------------
    Total Stocks (Identified Cost, $1,131,724,647) .....         $1,277,558,245
                                                                 --------------
BONDS -- 38.8%

Issuer                                         Par Amount           Value
ADVERTISING & BROADCASTING -- 0.1%
News America Holdings, 8.5%, 2025 .........    $   994,000       $    1,261,279
News America, Inc., 6.2%, 2034 ............      1,106,000            1,160,739
                                                                 --------------
                                                                 $    2,422,018
                                                                 --------------
AEROSPACE -- 0.3%
Boeing Capital Corp., 6.5%, 2012 ..........    $ 3,252,000       $    3,637,668
Northrop Grumman Corp., 7.75%, 2031 .......      2,738,000            3,703,567
                                                                 --------------
                                                                 $    7,341,235
                                                                 --------------
AIRLINES -- 0.1%
Continental Airlines, Inc., 6.648%, 2019 ..    $ 1,948,532       $    1,922,763
                                                                 --------------

ALCOHOLIC BEVERAGES -- 0.2%
Foster's Financial Corp., 5.875%, 2035## ..    $ 1,528,000       $    1,535,674
Miller Brewing Co., 5.5%, 2013## ..........      2,785,000            2,886,126
                                                                 --------------
                                                                 $    4,421,800
                                                                 --------------
ASSET BACKED & SECURITIZED -- 2.3%
AmeriCredit Automobile Receivables Trust,
  2.18%, 2008 .............................    $ 2,195,000       $    2,176,599
Bear Stearns Commercial Mortgage
  Securities, Inc., 6.8%, 2008 ............      1,241,008            1,273,801
Bear Stearns Commercial Mortgage
  Securities, Inc., FRN, 5.116%, 2041 .....      1,220,816            1,272,335
Blackrock Capital Finance LP,
  7.75%, 2026## ...........................        294,147              297,824
Capital One Auto Finance Trust,
  4.79%, 2009 .............................      1,318,807            1,322,977
Chase Commercial Mortgage Securities
  Corp., 6.39%, 2008 ......................      2,893,000            3,078,583
Chase Commercial Mortgage Securities
  Corp., 7.543%, 2009 .....................        666,767              705,441
Citibank Credit Card Issuance Trust,
  6.65%, 2008 .............................      4,743,000            4,850,662
Countrywide Asset-Backed Certificates,
  4.575%, 2035 ............................         81,000               81,379
Countrywide Asset-Backed Certificates,
  4.823%, 2035 ............................      1,298,000            1,311,051
CPS Auto Receivables Trust,
  2.89%, 2009## ...........................        131,464              130,313
Credit Suisse First Boston Mortgage
  Securities Corp., 6.38%, 2035 ...........        800,000              872,240
CRIIMI MAE CMBS Corp.,
  6.701%, 2008## ..........................      1,272,000            1,306,996
CRIIMI MAE Commercial Mortgage Trust, 7%,
  2033## ..................................      1,630,000            1,695,200
Deutsche Mortgage & Asset Receiving
  Corp., FRN, 6.538%, 2031 ................      1,704,830            1,787,147
Falcon Franchise Loan LLC,
  7.382%, 2010## ..........................        530,851              561,814
First Union-Lehman Brothers Bank of
  America, 6.56%, 2035 ....................        882,622              929,648
First Union-Lehman Brothers Commercial
  Mortgage Trust, 7.38%, 2029 .............        435,559              451,737
First Union-Lehman Brothers Commercial
  Mortgage Trust, 6.65%, 2029 .............        474,596              496,220
Goldman Sachs Mortgage Securities Corp.,
  6.06%, 2030 .............................        338,095              338,745
Greenwich Capital Commercial Funding
  Corp., FRN, 5.317%, 2036 ................        625,465              659,537
Greenwich Capital Commercial Funding
  Corp., FRN, 4.305%, 2042 ................      1,644,482            1,643,998
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3839%, 2041 ....      1,985,000            2,084,406
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.038%, 2046 .....      2,097,327            2,171,857
J.P. Morgan Commercial Mortgage Finance
  Corp., 6.613%, 2030 .....................      1,179,000            1,235,976
Merrill Lynch Mortgage Investors, Inc.,
  6.39%, 2030 .............................        565,949              590,911
Morgan Stanley Capital I, 5.168%, 2042 ....        859,244              896,002
Morgan Stanley Capital I, Inc., FRN,
  0.7546%, 2030 ^^## ......................     71,784,563            1,489,350
ASSET BACKED & SECURITIZED -- continued
Mortgage Capital Funding, Inc.,
  6.337%, 2031 ............................    $ 2,746,895       $    2,880,936
Multi-Family Capital Access One, Inc.,
  6.65%, 2024 .............................        487,200              514,734
Residential Asset Mortgage Products,
  Inc., 3.8%, 2030 ........................        982,466              979,001
Residential Asset Mortgage Products,
  Inc., 4.109%, 2035 ......................        978,423              971,648
Residential Asset Mortgage Products,
  Inc., FRN, 4.9708%, 2034 ................        931,000              927,999
Structured Asset Securities Corp., FRN,
  4.67%, 2035 .............................      3,279,080            3,264,850
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 .......................      1,900,000            1,937,709
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.083%, 2042 .......................      1,523,724            1,582,935
                                                                 --------------
                                                                 $   48,772,561
                                                                 --------------
AUTOMOTIVE -- 0.3%
Ford Motor Co., 7.45%, 2031 ...............    $   983,000       $      820,624
Ford Motor Credit Co., 7.75%, 2007 ........        810,000              825,753
Ford Motor Credit Co., 5.7%, 2010 .........      2,094,000            1,931,382
General Motors Acceptance Corp.,
  5.85%, 2009 .............................      1,202,000            1,126,768
General Motors Acceptance Corp.,
  7.25%, 2011 .............................        732,000              686,376
General Motors Corp., 8.375%, 2033 ........      2,265,000            1,891,275
                                                                 --------------
                                                                 $    7,282,178
                                                                 --------------
BANKS & CREDIT COMPANIES -- 1.9%
Abbey National Capital Trust I,
  8.963% to 2030, FRN to 2049 .............    $ 1,558,000       $    2,272,320
Bank of America Corp., 7.4%, 2011 .........      2,792,000            3,195,385
Bank of America Corp., 5.375%, 2014 .......      2,830,000            3,006,991
Citigroup, Inc., 5%, 2014 .................      5,072,000            5,188,382
Credit Suisse First Boston (USA), Inc.,
  4.625%, 2008 ............................      1,210,000            1,223,078
Credit Suisse First Boston (USA), Inc.,
  4.125%, 2010 ............................      2,130,000            2,114,956
DBS Capital Funding Corp.,
  7.657% to 2011, FRN to 2049## ...........      1,476,000            1,691,629
HBOS Capital Funding LP,
  6.071% to 2014, FRN to 2049## ...........        977,000            1,054,612
J.P. Morgan Chase & Co., 5.125%, 2014 .....      2,071,000            2,118,532
Mizuho Financial Group, Inc.,
  5.79%, 2014## ...........................      1,078,000            1,133,892
Natexis AMBS Co. LLC, 8.44% to 2008, FRN
  to 2049## ...............................        135,000              150,020
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049## ...........................      1,019,000            1,049,459
Popular North America, Inc.,
  4.25%, 2008 .............................      1,839,000            1,839,153
RBS Capital Trust II, 6.425% to 2034, FRN
  to 2049 .................................      1,490,000            1,652,802
Socgen Real Estate LLC,
  7.64% to 2007, FRN to 2049## ............      3,128,000            3,347,229
UFJ Finance Aruba AEC, 6.75%, 2013 ........      1,024,000            1,141,967
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049## .............      1,509,000            1,811,868
Wachovia Corp., 5.25%, 2014 ...............      3,295,000            3,439,608
Wells Fargo & Co., 6.45%, 2011 ............        340,000              375,024
Wells Fargo National Bank, 4.75%, 2015 ....      2,588,000            2,619,152
                                                                 --------------
                                                                 $   40,426,059
                                                                 --------------
BROADCAST & CABLE TV -- 0.4%
Cox Communications, Inc.,
  4.625%, 2013 ............................    $ 1,624,000       $    1,576,435
TCI Communications Financing III,
  9.65%, 2027 .............................      4,805,000            5,444,747
Time Warner Entertainment Co. LP,
  10.15%, 2012 ............................        335,000              433,073
Time Warner Entertainment Co. LP,
  8.375%, 2033 ............................      1,050,000            1,393,561
                                                                 --------------
                                                                 $    8,847,816
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 0.4%
Goldman Sachs Group, Inc., 5.7%, 2012 .....    $ 2,668,000       $    2,838,808
Lehman Brothers Holdings, Inc.,
  8.25%, 2007 .............................      1,405,000            1,513,316
Merrill Lynch & Co., Inc., 5.45%, 2014 ....      2,012,000            2,124,893
Morgan Stanley Group, Inc.,
  6.75%, 2011 .............................      1,530,000            1,694,071
Morgan Stanley Group, Inc.,
  4.75%, 2014 .............................      1,168,000            1,150,677
                                                                 --------------
                                                                 $    9,321,765
                                                                 --------------
BUILDING -- 0.1%
CRH North America, Inc., 6.95%, 2012 ......    $ 1,847,000       $    2,084,725
                                                                 --------------
CHEMICALS -- 0.1%
Dow Chemical Co., 5.75%, 2008 .............    $ 1,416,000       $    1,484,978
Dow Chemical Co., 6%, 2012 ................        620,000              679,422
                                                                 --------------
                                                                 $    2,164,400
                                                                 --------------
CONGLOMERATES -- 0.2%
Kennametal, Inc., 7.2%, 2012 ..............    $ 1,780,000       $    1,991,298
Tyco International Group S.A.,
  6.75%, 2011 .............................      1,307,000            1,450,903
                                                                 --------------
                                                                 $    3,442,201
                                                                 --------------
CONSUMER GOODS & SERVICES -- 0.1%
Cendant Corp., 6.875%, 2006 ...............    $ 1,280,000       $    1,315,927
                                                                 --------------
DEFENSE ELECTRONICS -- 0.2%
BAE Systems Holdings, Inc.,
  6.4%, 2011## ............................    $ 1,950,000       $    2,124,104
Raytheon Co., 6.15%, 2008 .................      1,077,000            1,136,431
                                                                 --------------
                                                                 $    3,260,535
                                                                 --------------
EMERGING MARKET QUASI-SOVEREIGN -- 0%
Pemex Project Funding Master Trust,
  8.625%, 2022 ............................    $   316,000       $      389,470
                                                                 --------------
EMERGING MARKET SOVEREIGN -- 0.2%
State of Israel, 4.625%, 2013 .............    $   981,000       $      970,766
United Mexican States, 6.625%, 2015^ ......      2,169,000            2,386,985
United Mexican States, 7.5%, 2033 .........        885,000            1,015,538
                                                                 --------------
                                                                 $    4,373,289
                                                                 --------------
ENERGY -- INDEPENDENT -- 0.2%
Anderson Exploration Ltd., 6.75%, 2011 ....    $   154,000       $      168,481
Devon Financing Corp. U.L.C.,
  6.875%, 2011 ............................      1,456,000            1,629,216
EnCana Holdings Finance Corp.,
  5.8%, 2014 ..............................      1,155,000            1,237,894
Kerr-McGee Corp., 6.95%, 2024 .............        432,000              446,374
Ocean Energy, Inc., 7.25%, 2011 ...........        572,000              638,737
Pioneer Natural Resource Co.,
  5.875%, 2016 ............................        765,000              771,470
                                                                 --------------
                                                                 $    4,892,172
                                                                 --------------
ENERGY -- INTEGRATED -- 0%
Amerada Hess Corp., 7.3%, 2031 ............    $   578,000       $      697,396
                                                                 --------------
ENTERTAINMENT -- 0.1%
Walt Disney Co., 6.75%, 2006 ..............    $   643,000       $      655,751
Walt Disney Co., 6.375%, 2012 .............      1,321,000            1,460,871
                                                                 --------------
                                                                 $    2,116,622
                                                                 --------------
FINANCIAL INSTITUTIONS -- 0.1%
General Electric Capital Corp.,
  8.75%, 2007 .............................    $   904,000       $      979,183
General Electric Capital Corp.,
  5.45%, 2013 .............................        179,000              189,879
SLM Corp., 4%, 2009 .......................      1,241,000            1,231,074
                                                                 --------------
                                                                 $    2,400,136
                                                                 --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 0.2%
Cadbury Schweppes PLC,
  5.125%, 2013## ..........................    $ 2,689,000       $    2,747,677
Kraft Foods, Inc., 6.25%, 2012 ............      1,489,000            1,636,876
                                                                 --------------
                                                                 $    4,384,553
                                                                 --------------
FOREST & PAPER PRODUCTS -- 0.1%
MeadWestvaco Corp., 6.8%, 2032 ............    $   724,000       $      859,751
Weyerhaeuser Co., 6.75%, 2012 .............      2,123,000            2,335,810
                                                                 --------------
                                                                 $    3,195,561
                                                                 --------------
INSURANCE -- 0.5%
AIG SunAmerica Institutional Funding II,
  5.75%, 2009 .............................    $ 2,804,000       $    2,939,697
American International Group, Inc.,
  4.25%, 2013 .............................        853,000              827,304
Genworth Financial, Inc., 5.75%, 2014 .....        775,000              831,147
MetLife, Inc., 6.5%, 2032 .................        578,000              663,523
Prudential Financial, Inc., 5.1%, 2014 ....      3,295,000            3,391,491
Prudential Funding Corp., 6.6%, 2008## ....      1,544,000            1,646,166
                                                                 --------------
                                                                 $   10,299,328
                                                                 --------------
INSURANCE -- PROPERTY & CASUALTY -- 0.2%
Allstate Corp., 6.125%, 2032 ..............    $ 1,617,000       $    1,823,007
Allstate Corp., 5.55%, 2035 ...............        300,000              310,437
Fund American Cos., Inc., 5.875%, 2013 ....      1,110,000            1,156,127
Travelers Property Casualty Corp.,
  6.375%, 2033 ............................        736,000              802,763
                                                                 --------------
                                                                 $    4,092,334
                                                                 --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 0.1%
Hydro-Quebec, 6.3%, 2011 ..................    $ 2,256,000       $    2,492,824
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.1%
HCA, Inc., 8.75%, 2010 ....................    $   355,000       $      403,461
HCA, Inc., 6.95%, 2012 ....................      1,390,000            1,476,899
                                                                 --------------
                                                                 $    1,880,360
                                                                 --------------
METALS & MINING -- 0.1%
Alcan, Inc., 5.75%, 2035 ..................    $ 1,169,000       $    1,189,107
                                                                 --------------
MORTGAGE BACKED -- 13.9%
Fannie Mae, 5.722%, 2009 ..................    $ 5,090,000       $    5,293,577
Fannie Mae, 4.01%, 2013 ...................        197,172              192,311
Fannie Mae, 4.518%, 2014 ..................      1,759,436            1,772,484
Fannie Mae, 4.63%, 2014 ...................        490,755              497,085
Fannie Mae, 4.846%, 2014 ..................        993,395            1,022,120
Fannie Mae, 4.925%, 2015 ..................      2,882,030            2,978,848
Fannie Mae, 6%, 2016 - 2034 ...............     39,530,182           40,647,799
Fannie Mae, 5.5%, 2016 - 2035 .............     95,550,181           97,122,951
Fannie Mae, 5%, 2018 - 2034 ...............     21,563,579           21,760,224
Fannie Mae, 4.5%, 2018 - 2035 .............      8,872,861            8,824,459
Fannie Mae, 6.5%, 2028 - 2034 .............     14,834,155           15,382,365
Fannie Mae, 7.5%, 2030 - 2031 .............        763,021              815,400
Fannie Mae TBA, 5.5%, 2033 ................        883,000              894,866
Freddie Mac, 6%, 2016 - 2034 ..............     15,155,076           15,580,819
Freddie Mac, 5%, 2017 - 2034 ..............     16,457,682           16,553,755
Freddie Mac, 4.5%, 2018 - 2035 ............     12,362,289           12,300,907
Freddie Mac, 5.5%, 2019 - 2034 ............     22,716,942           23,097,647
Freddie Mac, 6.5%, 2034 ...................      4,497,168            4,656,571
Ginnie Mae, 7.5%, 2024 - 2028 .............          8,161                8,764
Ginnie Mae, 6.5%, 2028 - 2034 .............      1,862,605            1,947,826
Ginnie Mae, 4.5%, 2033 - 2034 .............      2,169,328            2,139,986
Ginnie Mae, 5.5%, 2033 - 2035 .............     12,702,321           12,984,414
Ginnie Mae, 6%, 2033 - 2035 ...............      8,651,991            8,929,472
Ginnie Mae, 5%, 2034 ......................      2,172,080            2,191,553
                                                                 --------------
                                                                 $  297,596,203
                                                                 --------------
NATURAL GAS -- PIPELINE -- 0.2%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 ............................    $   815,000       $      968,082
Kinder Morgan Energy Partners LP, 6.75%,
  2011 ....................................        740,000              813,831
Kinder Morgan Energy Partners LP, 7.4%,
  2031 ....................................      1,373,000            1,672,869
Kinder Morgan Energy Partners LP, 7.75%,
  2032 ....................................        980,000            1,244,081
                                                                 --------------
                                                                 $    4,698,863
                                                                 --------------
OIL SERVICES -- 0.1%
Halliburton Co., 5.5%, 2010 ...............    $ 1,071,000       $    1,123,190
                                                                 --------------
PHARMACEUTICALS -- 0.1%
Wyeth, 5.5%, 2013 .........................    $ 1,683,000       $    1,771,275
                                                                 --------------
POLLUTION CONTROL -- 0.1%
USA Waste Services, Inc., 7%, 2028 ........    $   972,000       $    1,127,369
Waste Management, Inc., 7.375%, 2010 ......      1,341,000            1,499,576
                                                                 --------------
                                                                 $    2,626,945
                                                                 --------------
RAILROAD & SHIPPING -- 0.1%
CSX Corp., 6.75%, 2011 ....................    $   450,000       $      496,785
Union Pacific Corp., 6.125%, 2012 .........        507,000              547,220
Union Pacific Corp., 5.375%, 2014 .........      1,208,000            1,259,756
                                                                 --------------
                                                                 $    2,303,761
                                                                 --------------
REAL ESTATE -- 0.4%
Boston Properties, Inc., 5%, 2015 .........    $   369,000       $      368,904
EOP Operating LP, 6.8%, 2009 ..............      1,238,000            1,326,851
HRPT Properties Trust, 6.25%, 2016 ........      1,169,000            1,265,699
Simon Property Group LP, 6.375%, 2007 .....      1,069,000            1,116,031
Simon Property Group LP, 5.1%, 2015## .....      1,070,000            1,069,428
Vornado Realty Trust, 5.625%, 2007 ........      3,304,000            3,367,648
                                                                 --------------
                                                                 $    8,514,561
                                                                 --------------
RESTAURANTS -- 0%
YUM! Brands, Inc., 8.875%, 2011 ...........    $   400,000       $      484,649
                                                                 --------------
SUPERMARKETS -- 0.1%
Kroger Co., 6.75%, 2012 ...................    $ 1,089,000       $    1,205,864
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.2%
AT&T Wireless Services, Inc.,
  7.35%, 2006 .............................    $   903,000       $      922,732
AT&T Wireless Services, Inc.,
  8.75%, 2031 .............................        805,000            1,128,319
Cingular Wireless LLC, 6.5%, 2011 .........        693,000              765,545
Sprint Capital Corp., 6.875%, 2028 ........      1,471,000            1,688,534
                                                                 --------------
                                                                 $    4,505,130
                                                                 --------------
TELECOMMUNICATIONS -- WIRELINE -- 0.8%
BellSouth Corp., 6.55%, 2034 ..............    $ 1,472,000       $    1,676,015
Deutsche Telekom International Finance
  B.V., 8.75%, 2030 .......................      1,968,000            2,664,631
France Telecom S.A., 7.75%, 2011 ..........        816,000              946,947
PCCW-HKTC Capital II Ltd., 6%, 2013## .....      1,321,000            1,402,584
SBC Communications, Inc., 5.1%, 2014 ......      1,273,000            1,301,594
SBC Communications, Inc., 6.15%, 2034 .....        700,000              758,266
Telecom Italia Capital, 5.25%, 2013 .......        752,000              763,434
Telecom Italia Capital, 6%, 2034## ........      1,020,000            1,041,341
Telecomunicaciones de Puerto Rico, Inc.,
  6.65%, 2006 .............................      1,716,000            1,750,788
Verizon New York, Inc., 6.875%, 2012 ......      4,213,000            4,656,094
                                                                 --------------
                                                                 $   16,961,694
                                                                 --------------
U.S. GOVERNMENT AGENCIES -- 4.2%
Fannie Mae, 3.25%, 2006 ...................    $ 4,950,000       $    4,922,107
Fannie Mae, 3%, 2007 ......................      3,350,000            3,306,232
Fannie Mae, 5.25%, 2007 ...................     12,269,000           12,569,762
Fannie Mae, 6.625%, 2009 - 2010 ...........     13,027,000           14,524,994
Fannie Mae, 6%, 2011 ......................      1,539,000            1,692,583
Fannie Mae, 4.625%, 2014 ..................      2,516,000            2,580,344
Federal Home Loan Bank, 3.25%, 2006 .......      3,270,000            3,252,022
Federal Home Loan Bank, 3.75%, 2006 .......     10,025,000           10,002,825
Federal Home Loan Bank, 3.9%, 2008 ........      1,240,000            1,239,317
Freddie Mac, 7%, 2005 .....................      9,270,000            9,282,301
Freddie Mac, 3.75%, 2006 ..................      2,198,000            2,196,554
Freddie Mac, 4.125%, 2009 .................      4,750,000            4,747,444
Freddie Mac, 4.875%, 2013 .................     10,686,000           11,180,484
Small Business Administration,
  4.35%, 2023 .............................        430,142              427,664
Small Business Administration,
  4.77%, 2024 .............................      1,121,280            1,136,142
Small Business Administration,
  4.99%, 2024 .............................      1,533,785            1,569,939
Small Business Administration,
  5.18%, 2024 .............................      1,833,616            1,894,036
Small Business Administration,
  5.52%, 2024 .............................      2,638,015            2,767,454
Small Business Administration,
  4.95%, 2025 .............................      1,231,000            1,256,726
                                                                 --------------
                                                                 $   90,548,930
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- 8.9%
U.S. Treasury Bonds, 10.375%, 2012 ........    $ 1,482,000       $    1,704,589
U.S. Treasury Bonds, 9.875%, 2015 .........      1,920,000            2,869,649
U.S. Treasury Bonds, 8%, 2021 .............        320,000              461,087
U.S. Treasury Bonds, 6.25%, 2023 ..........     29,054,000           36,207,414
U.S. Treasury Bonds, 5.375%, 2031 .........      4,756,000            5,612,080
U.S. Treasury Notes, 5.875%, 2005 .........      1,976,000            1,994,371
U.S. Treasury Notes, 6.875%, 2006 .........      6,270,000            6,449,773
U.S. Treasury Notes, 7%, 2006 .............     28,864,000           29,864,080
U.S. Treasury Notes, 5.5%, 2008 ...........      7,085,000            7,412,958
U.S. Treasury Notes, 5.625%, 2008 .........     22,095,000           23,260,158
U.S. Treasury Notes, 4.75%, 2008 ..........     29,887,000           30,877,007
U.S. Treasury Notes, 4.25%, 2010 ..........      7,314,167            8,230,720
U.S. Treasury Notes, 6.5%, 2010 ...........     11,281,000           12,589,337
U.S. Treasury Notes, 3%, 2012 .............     10,499,325           11,532,028
U.S. Treasury Notes, 4.375%, 2012 .........      1,778,000            1,843,980
U.S. Treasury Notes, 4%, 2012 .............      1,910,000            1,931,413
U.S. Treasury Notes, 3.875%, 2013 .........      2,121,000            2,123,569
U.S. Treasury Notes, 4.75%, 2014 ..........      1,596,000            1,693,506
U.S. Treasury Notes, 4.125%, 2015 .........      4,315,000            4,378,038
                                                                 --------------
                                                                 $  191,035,757
                                                                 --------------
UTILITIES -- ELECTRIC POWER -- 1.1%
DTE Energy Co., 7.05%, 2011 ...............    $ 1,927,000       $    2,157,537
Duke Capital Corp., 8%, 2019 ..............      1,686,000            2,086,666
Exelon Generation Co. LLC,
  6.95%, 2011 .............................      1,500,000            1,682,715
FirstEnergy Corp., 6.45%, 2011 ............      1,522,000            1,662,977
MidAmerican Energy Holdings Co.,
  3.5%, 2008 ..............................      1,030,000            1,003,751
MidAmerican Energy Holdings Co., 5.875%,
  2012 ....................................        535,000              568,286
MidAmerican Funding LLC,
  6.927%, 2029 ............................      2,762,000            3,289,368
Niagara Mohawk Power Corp.,
  7.75%, 2006 .............................        942,000              972,343
Northeast Utilities, 8.58%, 2006 ..........        682,709              695,598
Oncor Electric Delivery Co., 7%, 2022 .....      2,032,000            2,375,184
Pacific Gas & Electric Co., 4.8%, 2014 ....      1,145,000            1,147,826
PSEG Power LLC, 6.95%, 2012 ...............        697,000              783,517
PSEG Power LLC, 8.625%, 2031 ..............        918,000            1,267,405
System Energy Resources, Inc.,
  5.129%, 2014## ..........................      1,003,168              999,115
TXU Energy Co., 7%, 2013 ..................        575,000              641,258
W3A Funding Corp., 8.09%, 2017 ............      2,082,261            2,317,807
                                                                 --------------
                                                                 $   23,651,353
                                                                 --------------
    Total Bonds (Identified Cost, $816,464,220) ..........       $  832,457,310
                                                                 --------------
SHORT-TERM OBLIGATION -- 1.6%
General Electric Capital Corp., 3.4%,
  due 7/01/05, at Amortized Cost< .........    $33,411,000       $   33,411,000
                                                                 --------------
COLLATERAL FOR SECURITIES LOANED -- 3.6%

                                              Par Amount           Value
Morgan Stanley Repurchase Agreement,
  3.46%, dated 6/30/05, due 7/01/05,
  total to be received $2,471,813
  (secured by various U.S. Treasury and
  Federal Agency obligations in an
  individually traded account), at Cost ...    $ 2,471,575       $    2,471,575

                                                Shares              Value
Navigator Securities Lending Prime
Portfolio, at Cost and Net Asset Value ....     75,737,049       $   75,737,049
                                                                 --------------
    Total Collateral for Securities Loaned ...............       $   78,208,624
                                                                 --------------
    Total Investments
      (Identified Cost, $2,059,808,491)(S)  ..............       $2,221,635,179
                                                                 --------------
OTHER ASSETS,
  LESS LIABILITIES -- (3.5)% .............................          (75,482,861)
                                                                 --------------
    Net Assets -- 100.0% .................................       $2,146,152,318
                                                                 ==============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

UTILITIES SERIES

STOCKS -- 87.3%

Issuer                                            Shares             Value

BROADCAST & CABLE TV -- 10.6%
Citadel Broadcasting Corp.* ...............        194,300         $  2,224,735
Comcast Corp., "Special A"* ...............        164,700            4,932,765
Grupo Televisa S.A., ADR ..................         86,900            5,395,621
News Corp., "A" ...........................        340,400            5,507,672
NTL, Inc.* ................................         41,000            2,805,220
R.H. Donnelley Corp.* .....................         56,100            3,477,078
Radio One, Inc., "A"* .....................         62,900              800,717
Radio One, Inc., "D"* .....................        121,000            1,545,170
Rogers Communications, Inc., "B"* .........          5,600              183,427
Time Warner, Inc.* ........................        320,500            5,355,555
TV Azteca S.A. de C.V., ADR^ ..............        374,200            2,858,888
Viacom, Inc., "B" .........................        157,300            5,036,746
                                                                   ------------
                                                                   $ 40,123,594
                                                                   ------------
ENERGY -- INTEGRATED -- 0.7%
TOTAL S.A .................................         11,700         $  2,737,100
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 11.5%
AGL Resources, Inc. .......................        140,160         $  5,417,184
Equitable Resources, Inc.^ ................         28,400            1,931,200
MDU Resources Group, Inc. .................        216,350            6,094,579
Northwestern Corp.^ .......................        179,270            5,650,590
ONEOK, Inc.^ ..............................         95,700            3,124,605
Questar Corp.^ ............................         70,600            4,652,540
Rosetta Resources, Inc.##* ................        206,950            3,323,451
Sempra Energy .............................        267,600           11,054,556
Southern Union Co. ........................         97,300            2,388,715
                                                                   ------------
                                                                   $ 43,637,420
                                                                   ------------
NATURAL GAS -- PIPELINE -- 4.3%
El Paso Corp.^ ............................        410,000         $  4,723,200
Enagas S.A ................................        443,174            7,816,942
Williams Cos., Inc. .......................        198,900            3,779,100
                                                                   ------------
                                                                   $ 16,319,242
                                                                   ------------
OIL SERVICES -- 4.5%
ENSCO International, Inc. .................         26,800         $    958,100
GlobalSantaFe Corp. .......................         75,300            3,072,240
Halliburton Co. ...........................        141,200            6,752,184
Noble Corp. ...............................         23,200            1,427,032
Pride International, Inc.* ................         88,300            2,269,310
Tenaris S.A., ADR^ ........................         31,500            2,465,505
                                                                   ------------
                                                                   $ 16,944,371
                                                                   ------------
PRINTING & PUBLISHING -- 0.4%
Lamar Advertising Co., "A"* ...............         32,600         $  1,394,302
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 3.5%
America Movil S.A. de C.V., ADR, "L" ......         86,700         $  5,168,187
Vodafone Group PLC ........................      3,260,260            7,921,234
                                                                   ------------
                                                                   $ 13,089,421
                                                                   ------------
TELECOMMUNICATIONS -- WIRELINE -- 0.5%
AFK Sistema, GDR## ........................        107,260         $  1,759,064
                                                                   ------------
TELEPHONE SERVICES -- 15.9%
BellSouth Corp.^ ..........................         84,000         $  2,231,880
Bharti Tele-Ventures Ltd.* ................         32,900              183,778
CenturyTel, Inc.^ .........................         54,700            1,894,261
Citizens Communications Co.^ ..............        449,200            6,037,248
Compania de Telecomunicaciones de Chile
  S.A., ADR^ ..............................        178,100            1,811,277
Deutsche Telekom AG^ ......................        191,800            3,540,929
FastWeb S.p.A.^* ..........................         78,529            3,376,516
TELEPHONE SERVICES -- continued
France Telecom S.A ........................        139,820         $  4,083,727
KT Freetel Co. Ltd. .......................        101,400            2,343,243
SBC Communications, Inc. ..................         94,600            2,246,750
Singapore Telecommunications Ltd. .........      2,193,000            3,605,110
Sprint Corp. ..............................        534,150           13,401,824
Telecom Corp. of New Zealand Ltd.^ ........        754,821            3,154,185
Telefonica S.A ............................        365,768            5,965,997
Telus Corp. ...............................         29,420            1,032,205
Telus Corp. (Non Voting) ..................        147,880            5,035,366
                                                                   ------------
                                                                   $ 59,944,296
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 35.4%
AES Corp.* ................................        706,100         $ 11,565,918
Allegheny Energy, Inc.* ...................          6,900              174,018
Avista Corp. ..............................         57,900            1,076,361
AWG PLC ...................................        101,900            1,749,728
CMS Energy Corp.* .........................         82,420            1,241,245
Constellation Energy Group, Inc. ..........         87,000            5,019,030
CPFL Energia S.A., ADR^ ...................        135,850            3,219,645
Dominion Resources, Inc. ..................         67,900            4,983,181
DTE Energy Co. ............................         82,500            3,858,525
E.ON AG ...................................         70,200            6,225,927
Edison International ......................        175,600            7,120,580
Endesa S.A.^ ..............................         71,000            1,659,995
Enel S.p.A.^ ..............................        202,000            1,753,885
Enersis S.A., ADR^ ........................        225,000            2,349,000
Entergy Corp. .............................         97,500            7,366,125
Exelon Corp. ..............................        258,900           13,289,337
Fortum Corp. ..............................        125,990            2,018,099
FPL Group, Inc. ...........................         12,600              529,956
International Power PLC ...................      1,142,500            4,216,388
NRG Energy, Inc.* .........................        313,700           11,795,120
PG&E Corp. ................................        174,900            6,565,746
PPL Corp. .................................        203,500           12,083,830
Public Service Enterprise Group, Inc. .....          3,000              182,460
Red Electrica de Espana S.A ...............          9,600              264,976
Reliant Energy, Inc.* .....................        397,600            4,922,288
RWE AG ....................................         56,300            3,614,790
SCANA Corp. ...............................         69,800            2,981,158
Severn Trent PLC ..........................        139,200            2,529,225
Suez S.A.^ ................................        160,100            4,325,659
TXU Corp. .................................         63,500            5,276,215
                                                                   ------------
                                                                   $133,958,410
                                                                   ------------
    Total Stocks (Identified Cost, $275,566,040) .........         $329,907,220
                                                                   ------------
BONDS -- 7.3%

Issuer                                          Par Amount           Value
ASSET BACKED & SECURITIZED -- 0%
Falcon Franchise Loan LLC, FRN, 3.0949%,
  2023##^^ ................................    $ 1,009,067         $    127,129
                                                                   ------------
BROADCAST & CABLE TV -- 0%
Continental Cablevision, Inc., 9.5%, 2013 .    $   103,000         $    108,307
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.5%
Chesapeake Energy Corp., 7.5%, 2014 .......    $   280,000         $    303,800
Chesapeake Energy Corp.,
  6.375%, 2015## ..........................      1,470,000            1,506,750
                                                                   ------------
                                                                   $  1,810,550
                                                                   ------------
OILS -- 0.5%
Premcor Refining Group, Inc., 7.5%, 2015 ..    $ 1,550,000         $  1,697,250
                                                                   ------------

TELECOMMUNICATIONS -- WIRELESS -- 0.9%
Rogers Wireless, Inc., 6.375%, 2014 .......    $ 2,220,000         $  2,258,850
Rogers Wireless, Inc., 8%, 2012 ...........      1,165,000            1,255,288
                                                                   ------------
                                                                   $  3,514,138
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 5.4%
AES Corp., 8.875%, 2011 ...................    $ 1,792,000         $  1,998,080
Allegheny Energy Supply Co. LLC,
  8.25%, 2012## ...........................      3,285,000            3,679,200
Beaver Valley Funding Corp., 9%, 2017 .....        771,000              914,853
CMS Energy Corp., 8.5%, 2011 ..............      1,415,000            1,577,725
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 .............................        942,000            1,094,074
Enersis S.A., 7.375%, 2014 ................      1,443,000            1,557,499
NRG Energy, Inc., 8%, 2013## ..............      3,498,000            3,690,390
PSEG Energy Holdings LLC, 7.75%, 2007 .....         79,000               81,568
PSEG Energy Holdings LLC, 8.625%, 2008 ....      1,147,000            1,218,688
Texas Genco LLC, 6.875%, 2014## ...........      1,530,000            1,610,325
TXU Corp., 6.5%, 2024## ...................      2,837,000            2,778,961
TXU Eastern Funding Co., 6.75%, 2009** ....        191,000               32,948
                                                                   ------------
                                                                   $ 20,234,311
                                                                   ------------
    Total Bonds (Identified Cost, $27,167,186) ...........         $ 27,491,685
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS -- 2.5%

Issuer                                            Shares             Value
NATURAL GAS -- DISTRIBUTION -- 0.3%
Southern Union Co., 5% ....................         19,500         $    988,455
                                                                   ------------
NATURAL GAS -- PIPELINE -- 1.1%
El Paso Corp., 4.99% ## ...................          3,600         $  3,836,700
Williams Cos., Inc., 5.5% ^ ...............          5,700              518,700
                                                                   ------------
                                                                   $  4,355,400
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 1.1%
NRG Energy, Inc., 4% ## ...................            324         $    355,063
PNM Resources, Inc., 6.75% ................         72,900            3,903,066
                                                                   ------------
                                                                   $  4,258,129
                                                                   ------------
    Total Convertible Preferred Stocks
      (Identified Cost, $8,988,223) ......................         $  9,601,984
                                                                   ------------
PREFERRED STOCK -- 0.6%
UTILITIES -- ELECTRIC POWER -- 0.6%
AES Tiete S.A .............................    133,628,500         $  2,391,307
                                                                   ------------
    Total Preferred Stock
      (Identified Cost, $2,193,771) ......................         $  2,391,307
                                                                   ------------
SHORT-TERM OBLIGATION -- 2.8%

Issuer                                        Par Amount             Value
Citigroup Funding, Inc., 3.43%, due
  7/01/05, at Amortized Cost< .............    $10,676,000         $ 10,676,000
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 11.0%

Morgan Stanley Repurchase Agreement, 3.46%,
  dated 6/30/05, due 7/01/05, total to be
  received $14,836,389 (secured by various
  U.S. Treasury and Federal Agency
  obligations in an individually traded
  account), at Cost .......................    $14,834,964         $ 14,834,964

                                                  Shares             Value
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     26,597,996           26,597,996
                                                                   ------------
    Total Collateral for Securities Loaned ...............         $ 41,432,960
                                                                   ------------
    Total Investments
      (Identified Cost, $366,024,180)(S)  ................         $421,501,156
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (11.5)% ............................          (43,351,261)
                                                                   ------------
    Net Assets -- 100.0% .................................         $378,149,895
                                                                   ============
PORTFOLIO FOOTNOTES:
  * Non-income producing security.
 ** Non income producing security -- in default.
 ## SEC Rule 144A restriction.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
  < The rate shown represents an annualized yield at time of purchase.
(S) As of June 30, 2005, the Capital Appreciation Series had one security representing $11,624,029 and 1.6% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(S) As of June 30, 2005, the Emerging Growth Series had five securities representing $8,760,469 and 2.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(S) As of June 30, 2005, the Global Growth Series had 54 securities representing $71,264,928 and 44.7% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(S) As of June 30, 2005, the Mid Cap Growth Series had one security representing $174,163 and 0.2% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(S) As of June 30, 2005, the Research Series had three securities representing $9,975,817 and 2.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(S) As of June 30, 2005, the Total Return Series had 11 securities representing $30,426,943 and 1.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(S) As of June 30, 2005, the Utilities Series had 17 securities representing $62,303,782 and 16.5% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR = Euro
GBP = British Pound

Abbreviations:
ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR = Global Depository Receipt
TBA = To Be Announced

                      See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2005

                                                       Capital              Emerging            Global           Massachusetts
                                                     Appreciation            Growth             Growth          Investors Trust
                                                       Series                Series             Series              Series
                                                     ------------         ------------       ------------        --------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost .....   $675,692,398         $384,970,996       $167,713,201        $1,053,721,206
    Unrealized appreciation (depreciation) .......     61,985,596           33,089,678         12,338,042           109,877,625
                                                     ------------         ------------       ------------        --------------
      Total investments, at value (including
        securities loaned of $--, $39,456,267,
        $22,734,027 and $54,207,576,
        respectively) ............................   $737,677,994         $418,060,674       $180,051,243        $1,163,598,831
  Cash ...........................................            133                1,378               --               3,856,424
  Foreign currency, at value (identified cost,
    $--, $--, $141,931 and $--, respectively) ....           --                   --              141,549                  --
  Receivable for investments sold ................      5,514,632            6,299,066          3,840,836            16,431,163
  Receivable for series shares sold ..............           --                  1,357               --                 204,215
  Interest and dividends receivable ..............        303,914              199,536            129,479               835,455
  Other assets ...................................          2,237                3,005              1,657                 7,596
                                                     ------------         ------------       ------------        --------------
      Total assets ...............................   $743,498,910         $424,565,016       $184,164,764        $1,184,933,684
                                                     ============         ============       ============        ==============
Liabilities:
  Notes payable ..................................   $       --           $       --         $       --          $    9,897,000
  Payable to custodian ...........................           --                   --               21,545                  --
  Payable for investments purchased ..............      5,454,815            3,538,093            724,783                  --
  Payable for series shares reacquired ...........        313,543              323,051             81,396               838,209
  Collateral for securities loaned, at value .....           --             40,400,110         23,775,518            55,573,012
  Payable to affiliates --
    Management fee ...............................         16,277                7,982              3,968                17,040
    Distribution fee .............................            249                  140                 50                 1,076
    Administrative services fee ..................            453                  233                 98                   687
  Accrued expenses and other liabilities .........        264,885               60,864             79,066                99,092
                                                     ------------         ------------       ------------        --------------
      Total liabilities ..........................   $  6,050,222         $ 44,330,473       $ 24,686,424        $   66,426,116
                                                     ------------         ------------       ------------        --------------
Net assets .......................................   $737,448,688         $380,234,543       $159,478,340        $1,118,507,568
                                                     ============         ============       ============        ==============
Net assets consist of:
  Paid-in capital ................................   $1,392,392,120       $807,181,850       $236,980,969        $1,346,735,751
  Unrealized appreciation (depreciation) on
    investments and translation of assets
    and liabilities in foreign currencies (net
    of $--, $--, $19,979 and $--, deferred
    country tax, respectively) ...................     61,984,732           33,086,482         12,318,305           109,878,169
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions .................................   (717,689,521)        (459,696,792)       (90,720,978)         (342,810,680)
  Accumulated undistributed net investment
    income (loss) ................................        761,357             (336,997)           900,044             4,704,328
                                                     ------------         ------------       ------------        --------------
      Total ......................................   $737,448,688         $380,234,543       $159,478,340        $1,118,507,568
                                                     ============         ============       ============        ==============
Net Assets:
  Initial Class ..................................   $701,485,242         $360,130,785       $152,308,442        $  962,592,879
  Service Class ..................................     35,963,446           20,103,758          7,169,898           155,914,689
                                                     ------------         ------------       ------------        --------------
      Total ......................................   $737,448,688         $380,234,543       $159,478,340        $1,118,507,568
                                                     ============         ============       ============        ==============
Shares of beneficial interest outstanding:
  Initial Class ..................................     37,573,260           23,395,982         12,782,515            34,479,508
  Service Class ..................................      1,939,262            1,319,457            604,714             5,612,189

                                                     ------------         ------------       ------------        --------------
      Total ......................................     39,512,522           24,715,439         13,387,229            40,091,697
                                                     ============         ============       ============        ==============
Net asset value per share:
  Initial Class (net assets / shares of
    beneficial interest outstanding) .............       $18.67               $15.39             $11.92               $27.92
                                                         ======               ======             ======               ======
  Service Class (net assets  / shares of
    beneficial interest outstanding) .............       $18.54               $15.24             $11.86               $27.78
                                                         ======               ======             ======               ======

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2005 -- continued

                                                        Mid Cap                                 Total
                                                        Growth              Research            Return            Utilities
                                                        Series               Series             Series              Series
                                                     ------------         ------------       ------------         ------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost .....   $125,693,839         $420,900,034      $2,059,808,491        $366,024,180
    Unrealized appreciation (depreciation) .......     10,749,020           26,963,897         161,826,688          55,476,976
                                                     ------------         ------------      --------------        ------------
      Total investments, at value (including
        securities loaned of $23,372,409,
        $39,983,083, $76,479,732 and
        $40,082,259, respectively) ...............   $136,442,859         $447,863,931      $2,221,635,179        $421,501,156
  Cash ...........................................            841                 --               275,263                 220
  Receivable for forward foreign currency
    exchange contracts ...........................           --                   --                  --               764,274
  Receivable for forward foreign currency
    exchange contracts subject to master
    netting agreements ...........................           --                   --                  --                14,086
  Receivable for investments sold ................           --              6,054,614           3,077,914           2,003,485
  Receivable for series shares sold ..............        159,968               74,581           1,167,960                 378
  Interest and dividends receivable ..............         27,141              307,109          10,691,702           1,149,519
  Other assets ...................................           --                   --                11,136                 806
                                                     ------------         ------------      --------------        ------------
      Total assets ...............................   $136,630,809         $454,300,235      $2,236,859,154        $425,433,924
                                                     ============         ============      ==============        ============
Liabilities:
  Payable to custodian ...........................   $       --           $  1,492,991      $         --          $       --
  Payable for forward foreign currency
    exchange contracts ...........................           --                   --                  --                23,629
  Payable for investments purchased ..............           --                129,225          10,782,633           5,475,993
  Payable for TBA purchase commitments ...........           --                   --               893,762                --
  Payable for series shares reacquired ...........         29,110              514,277             687,174             278,480
  Collateral for securities loaned, at value .....     23,918,399           40,908,319          78,208,624          41,432,960
  Payable to affiliates --
    Management fee ...............................          2,336                8,297              39,590               7,622
    Distribution fee .............................            286                  176               4,658                 267
    Administrative services fee ..................             69                  253               1,288                 230
  Accrued expenses and other liabilities .........         29,049               41,043              89,107              64,848
                                                     ------------         ------------      --------------        ------------
      Total liabilities ..........................   $ 23,979,249         $ 43,094,581      $   90,706,836        $ 47,284,029
                                                     ------------         ------------      --------------        ------------
Net assets .......................................   $112,651,560         $411,205,654      $2,146,152,318        $378,149,895
                                                     ============         ============      ==============        ============
Net assets consist of:
  Paid-in capital ................................   $142,099,908         $635,028,333      $1,934,795,075        $472,914,515
  Unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies (net of
    $--, $--, $-- and $659, deferred country
    tax, respectively) ...........................     10,749,020           26,963,899         161,830,572          56,230,245
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions .................................    (39,915,619)        (252,115,962)         23,641,924        (156,223,724)
  Accumulated undistributed net investment
    income (loss) ................................       (281,749)           1,329,384          25,884,747           5,228,859
                                                     ------------         ------------      --------------        ------------
      Total ......................................   $112,651,560         $411,205,654      $2,146,152,318        $378,149,895
                                                     ============         ============      ==============        ============
Net Assets:
  Initial Class ..................................   $ 71,528,714         $385,553,896      $1,470,154,318        $339,164,779
  Service Class ..................................     41,122,846           25,651,758         675,998,000          38,985,116
                                                     ------------         ------------      --------------        ------------
      Total ......................................   $112,651,560         $411,205,654      $2,146,152,318        $378,149,895
                                                     ============         ============      ==============        ============
Shares of beneficial interest outstanding:
  Initial Class ..................................     12,869,072           24,206,761          78,659,539          20,221,505
  Service Class ..................................      7,459,169            1,619,270          36,378,076           2,335,420
                                                     ------------         ------------      --------------        ------------
      Total ......................................     20,328,241           25,826,031         115,037,615          22,556,925
                                                     ============         ============      ==============        ============
Net asset value per share:
  Initial Class (net assets / shares of
    beneficial interest outstanding) .............       $5.56                $15.93             $18.69               $16.77
                                                         =====                ======             ======               ======
  Service Class (net assets / shares of
    beneficial interest outstanding) .............       $5.51                $15.84             $18.58               $16.69
                                                         =====                ======             ======               ======

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2005

                                                       Capital              Emerging            Global           Massachusetts
                                                     Appreciation            Growth             Growth          Investors Trust
                                                       Series                Series             Series              Series
                                                     ------------         ------------       ------------        --------------

Net investment income (loss):
  Income --
    Dividends ....................................   $  3,437,216         $  1,217,468       $  1,922,333         $  8,420,557
    Interest .....................................        319,989              108,873             16,473              141,972
    Income on securities loaned ..................           --                 25,970             58,212               52,270
    Foreign taxes withheld .......................        (34,020)             (34,080)          (164,312)            (228,383)
                                                     ------------         ------------       ------------         ------------
      Total investment income ....................   $  3,723,185         $  1,318,231       $  1,832,706         $  8,386,416
                                                     ------------         ------------       ------------         ------------
  Expenses --
    Management fee ...............................   $  2,594,823         $  1,437,911       $    763,402         $  3,101,015
    Distribution fee .............................         43,761               25,406              9,250              153,972
    Administrative services fee ..................         54,325               30,383             13,131               87,943
    Trustees' compensation .......................         34,677               22,531              8,949               56,573
    Printing .....................................         31,333               19,843             15,759               22,617
    Auditing fees ................................         26,449               23,110             27,804               22,943
    Legal fees ...................................         34,541                2,296              2,164                3,083
    Miscellaneous ................................         16,836               29,873              1,515               58,752
                                                     ------------         ------------       ------------         ------------
      Total expenses .............................   $  2,965,291         $  1,672,199       $    925,363         $  3,693,340
    Fees paid indirectly .........................         (4,372)             (16,971)            (2,651)             (12,409)
                                                     ------------         ------------       ------------         ------------
      Net expenses ...............................   $  2,960,919         $  1,655,228       $    922,712         $  3,680,931
                                                     ------------         ------------       ------------         ------------
Net investment income (loss) .....................   $    762,266         $   (336,997)      $    909,994         $  4,705,485
                                                     ============         ============       ============         ============

Realized and unrealized gain (loss) on
  investments and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of $--, $--,
      $2,762 and $--, country tax,
      respectively) ..............................   $ 30,864,253         $ 20,260,427       $  8,000,962         $ 59,356,911
    Foreign currency transactions ................        (10,264)               2,490            (59,035)             (13,825)
                                                     ------------         ------------       ------------         ------------
      Net realized gain (loss) on investments
        and foreign currency transactions ........   $ 30,853,989         $ 20,262,917       $  7,941,927         $ 59,343,086
                                                     ------------         ------------       ------------         ------------

  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $--, $19,979 and
      $--, deferred country tax, respectively) ...   $(34,216,071)        $(28,429,735)      $(13,901,354)        $(68,485,245)
    Translation of assets and liabilities in
      foreign currencies .........................         (9,583)              (6,272)            (6,864)              (6,188)
                                                     ============         ============       ============         ============
        Net realized and unrealized gain (loss)
          on investments and foreign currency ....   $ (3,371,665)        $ (8,173,090)      $ (5,966,291)        $ (9,148,347)
                                                     ------------         ------------       ------------         ------------
        Change in net assets from operations .....   $ (2,609,399)        $ (8,510,087)      $ (5,056,297)        $ (4,442,862)
                                                     ============         ============       ============         ============

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2005 -- continued

                                                        Mid Cap                                 Total
                                                        Growth              Research            Return            Utilities
                                                        Series               Series             Series              Series
                                                     ------------         ------------       ------------         ------------
Net investment income (loss):
  Income --
    Dividends ....................................   $    243,187         $  3,055,336       $ 13,476,831         $  4,668,641
    Interest .....................................         24,914               49,998         20,686,726            1,009,675
    Income on securities loaned ..................         15,194               53,821            107,367               87,148
    Foreign taxes withheld .......................         (1,097)             (81,813)          (217,547)            (288,711)
                                                     ------------         ------------       ------------         ------------
      Total investment income ....................   $    282,198         $  3,077,342       $ 34,053,377         $  5,476,753
                                                     ------------         ------------       ------------         ------------
  Expenses --
    Management fee ...............................   $    434,465         $  1,546,988       $  6,796,806         $  1,323,991
    Distribution fee .............................         51,444               31,192            749,076               42,874
    Administrative services fee ..................          8,961               32,934            161,885               28,067
    Trustees' compensation .......................          6,327               22,409            103,641               17,661
    Printing .....................................         12,112                9,564             26,276               27,949
    Auditing fees ................................         21,933               23,116             29,641               22,782
    Legal fees ...................................          2,751                2,281              3,103                2,258
    Miscellaneous ................................          7,153               10,277             12,341               19,349
                                                     ------------         ------------       ------------         ------------
      Total expenses .............................   $    568,705         $  1,769,523       $  8,174,852         $  1,595,394
    Fees paid indirectly .........................         (4,758)             (22,661)           (22,066)             (14,798)
                                                     ------------         ------------       ------------         ------------
      Net expenses ...............................   $    563,947         $  1,746,862       $  8,152,786         $  1,580,596
                                                     ------------         ------------       ------------         ------------
Net investment income (loss) .....................   $   (281,749)        $  1,330,480       $ 25,900,591         $  3,896,157
                                                     ============         ============       ============         ============
Realized and unrealized gain (loss) on
  investments and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ......................   $  3,135,809         $ 25,911,148       $ 44,861,995         $ 27,434,748
    Foreign currency transactions ................           (759)              (5,242)            (9,831)           1,367,820
                                                     ------------         ------------       ------------         ------------
      Net realized gain (loss) on investments
        and foreign currency transactions ........   $  3,135,050         $ 25,905,906       $ 44,852,164         $ 28,802,568
                                                     ------------         ------------       ------------         ------------

  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $--, $-- and $659,
      deferred country tax, respectively) ........   $ (8,579,360)        $(24,358,340)      $(53,935,547)        $ (5,062,973)
    Translation of assets and liabilities in
      foreign currencies .........................           --                   (530)            (2,199)           2,262,584
                                                     ============         ============       ============         ============
        Net realized and unrealized gain (loss)
          on investments and foreign currency ....   $ (5,444,310)        $  1,547,036       $ (9,085,582)        $ 26,002,179
                                                     ------------         ------------       ------------         ------------
        Change in net assets from operations .....   $ (5,726,059)        $  2,877,516       $ 16,815,009         $ 29,898,336
                                                     ============         ============       ============         ============

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) -- Six Months Ended June 30,
2005

                                                       Capital              Emerging            Global           Massachusetts
                                                     Appreciation            Growth             Growth          Investors Trust
                                                       Series                Series             Series              Series
                                                     ------------         ------------       ------------        --------------

Changes in net assets:

From operations:
    Net investment income (loss) .................   $    762,266         $   (336,997)     $      909,994        $  4,705,485
    Net realized gain (loss) on investments
      and foreign currency transactions ..........     30,853,989           20,262,917           7,941,927          59,343,086
    Net unrealized gain (loss) on investments
      and foreign currency translation ...........    (34,225,654)         (28,436,007)        (13,908,218)        (68,491,433)
                                                     ------------         ------------      --------------        ------------
      Change in net assets from operations .......   $ (2,609,399)        $ (8,510,087)     $   (5,056,297)       $ (4,442,862)
                                                     ------------         ------------      --------------        ------------

Distributions declared to shareholders:
    From net investment income (Initial Class) ...   $ (4,220,755)        $       --        $     (747,488)       $ (9,459,588)
    From net investment income (Service
      Class) .....................................       (132,167)                --               (16,861)         (1,230,447)
                                                     ------------         ------------      --------------        ------------
      Total distributions declared to
        shareholders .............................   $ (4,352,922)        $       --        $     (764,349)       $(10,690,035)
                                                     ------------         ------------      --------------        ------------
Change in net assets from series share
  transactions ...................................   $ 36,167,598         $(48,205,475)     $  (17,631,870)       $(21,999,376)
                                                     ------------         ------------      --------------        ------------
      Total change in net assets .................   $ 29,205,277         $(56,715,562)     $  (23,452,516)       $(37,132,273)

Net assets:
  At beginning of period .........................    708,243,411          436,950,105         182,930,856        1,155,639,841
                                                     ------------         ------------      --------------        ------------
  At end of period ...............................   $737,448,688         $380,234,543      $  159,478,340        $1,118,507,568
                                                     ============         ============      ==============        ============
Accumulated undistributed net investment income
  (loss) included in net assets at end of period .   $    761,357         $   (336,997)     $      900,044        $  4,704,328
                                                     ============         ============      ==============        ============

                                                        Mid Cap                                 Total
                                                        Growth              Research            Return            Utilities
                                                        Series               Series             Series              Series
                                                     ------------         ------------       ------------         ------------

Changes in net assets:

From operations:
    Net investment income (loss) .................   $   (281,749)        $  1,330,480      $   25,900,591        $  3,896,157
    Net realized gain (loss) on investments and
      foreign currency transactions ..............      3,135,050           25,905,906          44,852,164          28,802,568
    Net unrealized gain (loss) on investments
      and foreign currency translation ...........     (8,579,360)         (24,358,870)        (53,937,746)         (2,800,389)
                                                     ------------         ------------      --------------        ------------
      Change in net assets from operations .......   $ (5,726,059)        $  2,877,516      $   16,815,009        $ 29,898,336
                                                     ------------         ------------      --------------        ------------

Distributions declared to shareholders:
    From net investment income (Initial Class) ...   $       --           $ (2,257,939)     $  (38,855,607)       $ (3,336,688)
    From net investment income (Service Class) ...           --                (96,245)        (15,487,605)           (304,599)
    From net realized gain on investments and
      foreign currency transactions (Initial
      Class) .....................................           --                   --           (37,381,811)               --
    From net realized gain on investments and
      foreign currency transactions (Service
      Class) .....................................           --                   --           (15,897,759)               --
                                                     ------------         ------------      --------------        ------------
      Total distributions declared to
        shareholders .............................   $       --           $ (2,354,184)     $ (107,622,782)       $ (3,641,287)
                                                     ------------         ------------      --------------        ------------
Change in net assets from series share
  transactions ...................................   $(10,964,716)        $(46,951,126)     $  117,341,011        $ (9,246,533)
                                                     ------------         ------------      --------------        ------------
      Total change in net assets .................   $(16,690,775)        $(46,427,794)     $   26,533,238        $ 17,010,516

Net assets:
  At beginning of period .........................    129,342,335          457,633,448       2,119,619,080         361,139,379
                                                     ------------         ------------      --------------        ------------
  At end of period ...............................   $112,651,560         $411,205,654      $2,146,152,318        $378,149,895
                                                     ============         ============      ==============        ============
Accumulated undistributed net investment
  income (loss) included in net assets at end
  of period ......................................   $   (281,749)        $  1,329,384      $   25,884,747        $  5,228,859
                                                     ============         ============      ==============        ============

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2004

                                                       Capital              Emerging            Global           Massachusetts
                                                     Appreciation            Growth             Growth          Investors Trust
                                                       Series                Series             Series              Series
                                                     ------------         ------------       ------------        --------------

Changes in net assets:
From operations:
    Net investment income (loss) .................   $  4,378,139         $   (601,157)     $      843,685        $ 10,770,766
    Net realized gain (loss) on investments
      and foreign currency transactions ..........     38,781,772           39,394,860          17,391,274          56,918,227
    Net unrealized gain (loss) on investments
      and foreign currency translation ...........     29,715,052           13,895,879           7,404,641          59,167,320
                                                     ------------         ------------      --------------        ------------
      Change in net assets from operations .......   $ 72,874,963         $ 52,689,582      $   25,639,600        $126,856,313
                                                     ------------         ------------      --------------        ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ...   $   (433,984)        $       --        $     (820,549)       $(11,046,879)
    From net investment income (Service Class) ...           --                   --               (22,543)           (650,218)
                                                     ------------         ------------      --------------        ------------
      Total distributions declared to
        shareholders .............................   $   (433,984)        $       --        $     (843,092)       $(11,697,097)
                                                     ------------         ------------      --------------        ------------
Change in net assets from series share
  transactions ...................................   $(119,354,287)       $(84,594,002)     $  (34,157,477)       $(189,656,877)
                                                     ------------         ------------      --------------        ------------
      Total change in net assets .................   $(46,913,308)        $(31,904,420)     $   (9,360,969)       $(74,497,661)

Net assets:
  At beginning of period .........................    755,156,719          468,854,525         192,291,825        1,230,137,502
                                                     ------------         ------------      --------------        ------------
  At end of period ...............................   $708,243,411         $436,950,105      $  182,930,856        $1,155,639,841
                                                     ============         ============      ==============        ==============
Accumulated undistributed net investment income
  included in net assets at end of period ........   $  4,352,013         $       --        $      754,399        $ 10,688,878
                                                     ============         ========          ==============        ============

                                                        Mid Cap                                 Total
                                                        Growth              Research            Return            Utilities
                                                        Series               Series             Series              Series
                                                     ------------         ------------       ------------         ------------

Changes in net assets:

From operations:
    Net investment income (loss) .................   $   (792,757)        $  2,381,180      $  50,659,733         $  7,151,113
    Net realized gain (loss) on investments and
      foreign currency transactions ..............     12,142,051           46,988,410        119,415,124           50,988,524
    Net increase from gains (losses) realized
      on the disposal of investments in
      violation of restrictions ..................           --                   --                 --                 70,344
    Net unrealized gain (loss) on investments
      and foreign currency translation ...........      4,683,678           16,667,113         47,131,276           28,826,942
                                                     ------------         ------------      -------------         ------------
      Change in net assets from operations .......   $ 16,032,972         $ 66,036,703      $ 217,206,133         $ 87,036,923
                                                     ------------         ------------      -------------         ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ...   $       --           $ (4,047,067)     $ (39,255,506)        $ (5,749,208)
    From net investment income (Service Class) ...           --               (154,606)        (9,174,349)            (456,442)
                                                     ------------         ------------      -------------         ------------
      Total distributions declared to
        shareholders .............................   $       --           $ (4,201,673)     $ (48,429,855)        $ (6,205,650)
                                                     ------------         ------------      -------------         ------------
Change in net assets from series share
  transactions ...................................   $     69,518         $(86,351,479)     $  31,639,454         $(29,894,493)
                                                     ------------         ------------      -------------         ------------
      Total change in net assets .................   $ 16,102,490         $(24,516,449)     $ 200,415,732         $ 50,936,780

Net assets:
  At beginning of period .........................    113,239,845          482,149,897      1,919,203,348          310,202,599
                                                     ------------         ------------      -------------         ------------
  At end of period ...............................   $129,342,335         $457,633,448      $2,119,619,080        $361,139,379
                                                     ============         ============      ==============        ============
Accumulated undistributed net investment
  income included in net assets at end of
  period .........................................   $       --           $  2,353,088      $  54,327,368         $  4,973,989
                                                     ============         ============      ==============        ============

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                            Capital Appreciation Series
                           ----------------------------------------------------------------------------------------------------
                            Six Months Ended                                Years Ended December 31,
                             June 30, 2005      --------------------------------------------------------------------------------
                              (Unaudited)          2004             2003            2002              2001               2000
                            ----------------     --------         --------        --------         ----------        ----------
INITIAL CLASS SHARES
Net asset value, beginning
 of period ..................   $  19.25         $  17.35         $  13.48        $  19.97         $    41.55        $    54.12
                                --------         --------         --------        --------         ----------        ----------
Income (loss) from
 investment operations#
  Net investment income
   (loss) ...................   $   0.02         $   0.11         $   0.01        $  (0.01)        $     0.03        $     0.12
  Net realized
   and unrealized gain
   (loss) on investments
   and foreign currency .....      (0.49)            1.80             3.86           (6.45)             (8.84)            (5.73)
                                --------         --------         --------        --------         ----------        ----------
      Total from investment
       operations ...........   $  (0.47)        $   1.91         $   3.87        $  (6.46)        $    (8.81)       $    (5.61)
                                --------         --------         --------        --------         ----------        ----------
Less distributions declared
 to shareholders
  From net investment
   income ...................   $  (0.11)        $  (0.01)        $   --          $  (0.03)        $    (0.12)       $     --
  From net realized gain on
    investments and foreign
    currency transactions ...       --               --               --              --               (12.65)            (6.96)
                                --------         --------         --------        --------         ----------        ----------
      Total distributions
       declared to
       shareholders .........   $  (0.11)        $  (0.01)        $   --          $  (0.03)        $   (12.77)       $    (6.96)
                                --------         --------         --------        --------         ----------        ----------
Net asset value, end of
 period .....................   $  18.67         $  19.25         $  17.35        $  13.48         $    19.97        $    41.55
                                ========         ========         ========        ========         ==========        ==========
Total return (%) (+)& .......      (2.43)++         11.02+           28.71^         (32.39)            (25.33)           (11.42)
Ratios (%) (to average net
 assets) and Supplemental
 data:
  Expenses## ................       0.85+            0.82             0.82            0.81               0.78              0.75
  Net investment income
   (loss) ...................       0.23+            0.62             0.07           (0.05)              0.12              0.12
Portfolio turnover (%) ......         44               64              100              77                119               141
Net assets at end of period
 (000 Omitted) ..............   $701,485         $672,246         $722,980        $657,634         $1,239,047        $1,813,066
                                --------         --------         --------        --------         ----------        ----------

                                                                       Capital Appreciation Series
                                            ---------------------------------------------------------------------------------------
                                             Six Months Ended               Years Ended December 31,
                                              June 30, 2005        ----------------------------------------        Period Ended
                                               (Unaudited)          2004            2003             2002       December 31, 2001**
                                                 --------         --------        --------         --------          --------
SERVICE CLASS SHARES
Net asset value, beginning of period .........   $  19.11         $  17.25        $  13.44         $  19.95          $  19.85
                                                 --------         --------        --------         --------          --------
Income (loss) from investment operations#
  Net investment income (loss) ...............   $  (0.00)+++     $   0.07        $  (0.03)        $  (0.04)         $  (0.02)
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........      (0.50)            1.79            3.84            (6.45)             0.12
                                                 --------         --------        --------         --------          --------
      Total from investment operations .......   $  (0.50)        $   1.86        $   3.81         $  (6.49)         $   0.10
                                                 --------         --------        --------         --------          --------
Less distributions declared to shareholders
  From net investment income .................   $  (0.07)        $   --          $   --           $  (0.02)         $   --
                                                 --------         --------        --------         --------          --------
Net asset value, end of period ...............   $  18.54         $  19.11        $  17.25         $  13.44          $  19.95
                                                 ========         ========        ========         ========          ========
Total return (%)(+)& .........................      (2.62)++         10.78+          28.35^          (32.57)             0.55++
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## .................................       1.09+            1.07            1.07             1.06              1.03+
  Net investment income (loss) ...............      (0.02)+           0.40           (0.18)           (0.24)            (0.35)+
Portfolio turnover (%) .......................         44               64             100               77               119
Net assets at end of period (000 Omitted) ....   $ 35,963         $ 35,997        $ 32,177         $ 21,652          $ 12,183

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.28 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been approximately 2.08% and 2.09% lower, respectively.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share,
    Initial Class and Service Class total returns for the year ended December 31, 2004 would have been 0.11% lower.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                               Emerging Growth Series
                           ----------------------------------------------------------------------------------------------------
                            Six Months Ended                                Years Ended December 31,
                             June 30, 2005      --------------------------------------------------------------------------------
                              (Unaudited)          2004             2003            2002              2001               2000
                            ----------------     --------         --------        --------         ----------        ----------

INITIAL CLASS SHARES
Net asset value, beginning
 of period ..................   $  15.65         $  13.82         $  10.51        $  15.96         $    29.32        $    40.28
                                --------         --------         --------        --------         ----------        ----------
Income (loss) from investment
  operations#
  Net investment loss .......   $  (0.01)        $  (0.02)        $  (0.02)       $  (0.02)        $    (0.01)       $    (0.01)
  Net realized and
   unrealized gain (loss)
   on investments and
   foreign currency .........      (0.25)            1.85             3.33           (5.43)             (9.51)            (7.22)
                                --------         --------         --------        --------         ----------        ----------
      Total from investment
        operations ..........   $  (0.26)        $   1.83         $   3.31        $  (5.45)        $    (9.52)       $    (7.23)
                                --------         --------         --------        --------         ----------        ----------
Less distributions declared
  to shareholders
  From net realized gain
    on investments and
    foreign currency
    transactions ............   $   --           $   --           $   --          $   --           $    (3.84)       $    (3.73)
                                --------         --------         --------        --------         ----------        ----------
Net asset value, end of
 period .....................   $  15.39         $  15.65         $  13.82        $  10.51         $    15.96        $    29.32
                                ========         ========         ========        ========         ==========        ==========
Total return (%) (+)& .......      (1.66)++         13.24+           31.49^         (34.15)            (34.57)           (19.11)
Ratios (%) (to average net
  assets) and Supplemental
  data:
  Expenses## ................       0.84+            0.80             0.81            0.78               0.76              0.74
  Net investment loss .......      (0.16)+          (0.13)           (0.17)          (0.18)             (0.07)            (0.04)
Portfolio turnover (%) ......         38               94              100             105                230               201
Net assets at end of period
  (000 Omitted) .............   $360,131         $414,811         $450,707        $409,015         $  844,779        $1,421,753

                                                                   Emerging Growth Series
                                            ---------------------------------------------------------------------------------------
                                             Six Months Ended               Years Ended December 31,
                                              June 30, 2005        ----------------------------------------        Period Ended
                                               (Unaudited)          2004            2003             2002       December 31, 2001**
                                             ----------------     --------        --------         --------     -------------------
SERVICE CLASS SHARES
Net asset value, beginning of period .........   $  15.51         $  13.73        $  10.47         $  15.94          $  15.81
                                                 --------         --------        --------         --------          --------
Income (loss) from investment operations#
  Net investment loss ........................   $  (0.03)        $  (0.05)       $  (0.05)        $  (0.05)         $  (0.03)
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........      (0.24)            1.83            3.31            (5.42)             0.16
                                                 --------         --------        --------         --------          --------
      Total from investment operations .......   $  (0.27)        $   1.78        $   3.26         $  (5.47)         $   0.13
                                                 --------         --------        --------         --------          --------
Net asset value, end of period ...............   $  15.24         $  15.51        $  13.73         $  10.47          $  15.94
                                                 ========         ========        ========         ========          ========
Total return (%)(+)& .........................      (1.74)++         12.96+          31.14^          (34.32)             0.82++
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## .................................       1.09+            1.06            1.06             1.03              1.01+
  Net investment loss ........................      (0.41)+          (0.36)          (0.42)           (0.39)            (0.48)+
Portfolio turnover (%) .......................         38               94             100              105               230
Net assets at end of period (000 Omitted) ....   $ 20,104         $ 22,139        $ 18,147         $ 11,009          $  6,089

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.16 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 1.48% and 1.50%, respectively.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                 Global Growth Series
                           ----------------------------------------------------------------------------------------------------
                            Six Months Ended                                Years Ended December 31,
                             June 30, 2005      --------------------------------------------------------------------------------
                              (Unaudited)          2004             2003            2002              2001               2000
                            ----------------     --------         --------        --------         ----------        ----------

INITIAL CLASS SHARES
Net asset value, beginning
  of period .................   $  12.31         $  10.70         $   7.94        $   9.87         $    18.47        $    25.16
                                --------         --------         --------        --------         ----------        ----------
Income from investment
  operations#(S)
  Net investment income .....   $   0.06         $   0.05         $   0.07        $   0.04         $     0.03        $     0.13
  Net realized and
    unrealized gain (loss)
    on investments and
    foreign currency ........      (0.39)            1.61             2.73           (1.95)             (2.97)            (3.15)
                                --------         --------         --------        --------         ----------        ----------
      Total from investment
        operations ..........   $  (0.33)        $   1.66         $   2.80        $  (1.91)        $    (2.94)       $    (3.02)
                                --------         --------         --------        --------         ----------        ----------
Less distributions declared
  to shareholders
  From net investment income    $  (0.06)        $  (0.05)        $  (0.04)       $  (0.02)        $    (0.11)       $    (0.01)
  From net realized gain on
   investments and foreign
   currency transactions ....       --               --               --              --                (5.55)            (3.66)
                                --------         --------         --------        --------         ----------        ----------
      Total distributions
        declared to
        shareholders ........   $  (0.06)        $  (0.05)        $  (0.04)       $  (0.02)        $    (5.66)       $    (3.67)
                                --------         --------         --------        --------         ----------        ----------
Net asset value, end of
  period ....................   $  11.92         $  12.31         $  10.70        $   7.94         $     9.87        $    18.47
                                ========         ========         ========        ========         ==========        ==========
Total return (%)(+)& ........      (2.70)++         15.61+           35.44^         (19.36)            (19.64)           (13.15)
Ratios (%) (to average net
  assets) and Supplemental
  data:
  Expenses## ................       1.08+            1.07             1.11            1.08               1.05              1.04
  Net investment income(S) ..       1.09+            0.48             0.76            0.49               0.28              0.60
Portfolio turnover (%) ......         45              115              147             118                113               173
Net assets at end of period
  (000 Omitted) .............   $152,308         $175,146         $185,500        $167,014         $  276,769        $  412,547

                                                                     Global Growth Series
                                            ---------------------------------------------------------------------------------------
                                             Six Months Ended               Years Ended December 31,
                                              June 30, 2005        ----------------------------------------        Period Ended
                                               (Unaudited)          2004            2003             2002       December 31, 2001**
                                             ----------------     --------        --------         --------          --------

SERVICE CLASS SHARES
Net asset value, beginning of period .........   $  12.24         $  10.64        $   7.90         $   9.85          $   9.99
                                                 --------         --------        --------         --------          --------
Income from investment operations#(S)
  Net investment income ......................   $   0.05         $   0.02        $   0.04         $   0.02          $  (0.01)
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........      (0.40)            1.61            2.73            (1.95)            (0.13)
                                                 --------         --------        --------         --------          --------
      Total from investment operations .......   $  (0.35)        $   1.63        $   2.77         $  (1.93)         $  (0.14)
                                                 --------         --------        --------         --------          --------
Less distributions declared to shareholders
  From net investment income .................   $  (0.03)        $  (0.03)       $  (0.03)        $  (0.02)         $   --
                                                 --------         --------        --------         --------          --------
Net asset value, end of period ...............   $  11.86         $  12.24        $  10.64         $   7.90          $   9.85
                                                 ========         ========        ========         ========          ========
Total return (%)(+)& .........................      (2.88)++         15.41+          35.13^          (19.62)            (1.40)++
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## .................................       1.33+            1.32            1.36             1.33              1.30+
  Net investment income (loss)(S) ............       0.85+            0.23            0.41             0.25             (0.39)+
Portfolio turnover (%) .......................         45              115             147              118               113
Net assets at end of period (000 Omitted) ....   $  7,170         $  7,785        $  6,792         $  3,724          $  1,360

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Service Class and Initial Class total returns for the year ended December 31, 2003, would have been lower by approximately 0.79% and 0.80%, respectively.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of the charges would reduce the total return figures for all periods shown.

(S) Effective January 1, 2001 the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have any material impact on the net asset value per share based on shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                          Massachusetts Investors Trust Series
                           ----------------------------------------------------------------------------------------------------
                            Six Months Ended                                Years Ended December 31,
                             June 30, 2005      --------------------------------------------------------------------------------
                              (Unaudited)          2004             2003            2002              2001               2000
                            ----------------     --------         --------        --------         ----------        ----------

INITIAL CLASS SHARES
Net asset value, beginning
  of period .................   $  28.27        $    25.51       $    21.01      $    26.92        $    35.12        $    37.95
                                --------        ----------       ----------      ----------        ----------        ----------
Income (loss) from investment
  operations#
  Net investment income .....   $   0.12        $     0.25       $     0.23      $     0.21        $     0.25        $     0.26
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency .....      (0.20)             2.77             4.52           (5.88)            (5.49)            (0.28)
                                --------        ----------       ----------      ----------        ----------        ----------
      Total from investment
       operations ...........   $  (0.08)       $     3.02       $     4.75      $    (5.67)       $    (5.24)       $    (0.02)
                                --------        ----------       ----------      ----------        ----------        ----------
Less distributions declared
  to shareholders
  From net investment income    $  (0.27)       $    (0.26)      $    (0.25)     $    (0.24)       $    (0.25)       $    (0.28)
  From net realized gain on
    investments and foreign
    currency transactions ...       --                --               --              --               (2.55)            (2.53)
  From paid-in capital ......       --                --               --              --               (0.16)             --
                                --------        ----------       ----------      ----------        ----------        ----------
      Total distributions
       declared to
       shareholders .........   $  (0.27)       $    (0.26)      $    (0.25)     $    (0.24)       $    (2.96)       $    (2.81)
                                --------        ----------       ----------      ----------        ----------        ----------
Net asset value, end of
  period ....................   $  27.92        $    28.27       $    25.51      $    21.01        $    26.92        $    35.12
                                ========        ==========       ==========      ==========        ==========        ==========
Total return (%) (+)& .......      (0.26)++          11.99+          22.83^          (21.22)           (15.71)             0.09
Ratios (%) (to average net
  assets) and Supplemental
  data:
  Expenses## ................       0.63+             0.61             0.61            0.60              0.60              0.60
  Net investment income .....       0.86+             0.95             1.04            0.88              0.84              0.73
Portfolio turnover (%) ......         31                78               78              57                83                76
Net assets at end of period
  (000 Omitted) .............   $962,593        $1,073,587       $1,153,238      $1,107,698        $1,798,744        $2,263,535

                                                                   Massachusetts Investors Trust Series
                                            ---------------------------------------------------------------------------------------
                                             Six Months Ended               Years Ended December 31,
                                              June 30, 2005        ----------------------------------------        Period Ended
                                               (Unaudited)          2004            2003             2002       December 31, 2001**
                                             ----------------     --------        --------         --------          --------
SERVICE CLASS SHARES
Net asset value, beginning of period .........   $  28.13         $  25.39        $  20.94         $  26.89          $  27.40
                                                 --------         --------        --------         --------          --------
Income (loss) from investment operations#
  Net investment income ......................   $   0.09         $   0.18        $   0.18         $   0.16          $   0.05
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........      (0.21)            2.77            4.49            (5.88)            (0.56)
                                                 --------         --------        --------         --------          --------
      Total from investment operations .......   $  (0.12)        $   2.95        $   4.67         $  (5.72)         $  (0.51)
                                                 --------         --------        --------         --------          --------
Less distributions declared to shareholders
  From net investment income .................   $  (0.23)        $  (0.21)       $  (0.22)        $  (0.23)         $   --
                                                 --------         --------        --------         --------          --------
Net asset value, end of period ...............   $  27.78         $  28.13        $  25.39         $  20.94          $  26.89
                                                 --------         --------        --------         --------          --------
                                                 --------         --------        --------         --------          --------
Total return (%)(+)& .........................      (0.40)++         11.74+         22.45^           (21.40)            (1.86)++
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## .................................       0.89+            0.86            0.86             0.85              0.85+
  Net investment income ......................       0.62+            0.70            0.79             0.70              0.53+
Portfolio turnover (%) .......................         31               78              78               57                83
Net assets at end of period (000 Omitted) ....   $155,915         $ 82,053        $ 76,899         $ 51,859          $ 21,616

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.01% lower. (+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                     Mid Cap Growth Series
                           ----------------------------------------------------------------------------------------------------
                            Six Months Ended                                Years Ended December 31,
                             June 30, 2005      --------------------------------------------------------------------------------
                              (Unaudited)          2004             2003            2002              2001               2000
                            ----------------     --------         --------        --------         ----------        ----------
INITIAL CLASS SHARES
Net asset value, beginning
  of period .................   $   5.80         $   5.06         $   3.67        $   6.94        $   9.08          $  10.00
                                --------         --------         --------        --------        --------          --------
Income from investment
  operations#
  Net investment income
   (loss) ...................   $  (0.01)        $  (0.03)        $  (0.02)       $  (0.02)       $  (0.01)         $   0.03
  Net realized and
   unrealized gain (loss) on
   investments and foreign
   currency .................      (0.23)            0.77             1.41           (3.25)          (2.09)            (0.95)
                                --------         --------         --------        --------        --------          --------
      Total from investment
       operations ...........   $  (0.24)        $   0.74         $   1.39        $  (3.27)       $  (2.10)         $  (0.92)
                                --------         --------         --------        --------        --------          --------
Less distributions declared
  to shareholders
  From net investment income    $   --           $   --           $   --          $   --          $  (0.01)         $   --
  From net realized gain on
   investments and foreign
   currency transactions ....       --               --               --              --             (0.03)             --
                                --------         --------         --------        --------        --------          --------
      Total distributions
       declared to
       shareholders .........   $   --           $   --           $   --          $   --          $  (0.04)         $   --
                                --------         --------         --------        --------        --------          --------
Net asset value, end of
  period ....................   $   5.56         $   5.80         $   5.06        $   3.67        $   6.94          $   9.08
                                ========         ========         ========        ========        ========          ========
Total return (%)(+)& ........      (4.14)++         14.62            37.87          (47.12)         (23.24)            (9.24)++
Ratios (%) (to average net
  assets) and Supplemental
  data:
  Expenses## ................       0.89+            0.85             0.90            0.85            0.84              1.01+
  Net investment income
   (loss) ...................      (0.40)+          (0.56)           (0.46)          (0.39)          (0.16)             0.97+
Portfolio turnover (%) ......         39               84               90             160              85                39
Net assets at end of period
  (000 Omitted) .............   $ 71,529         $ 83,899         $ 76,159        $ 39,941        $ 75,413          $ 26,556

                                                                       Mid Cap Growth Series
                                            ---------------------------------------------------------------------------------------
                                             Six Months Ended               Years Ended December 31,
                                              June 30, 2005        ----------------------------------------        Period Ended
                                               (Unaudited)          2004            2003             2002       December 31, 2001**
                                             ----------------     --------        --------         --------          --------

SERVICE CLASS SHARES

Net asset value, beginning of period .........   $   5.76         $   5.04        $   3.67         $   6.94          $   6.90
                                                 --------         --------        --------         --------          --------
Income from investment operations#
  Net investment loss ........................   $  (0.02)        $  (0.04)       $  (0.03)        $  (0.03)         $  (0.01)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ......      (0.23)            0.76            1.40            (3.24)             0.05
                                                 --------         --------        --------         --------          --------
      Total from investment operations .......   $  (0.25)        $   0.72        $   1.37         $  (3.27)         $   0.04
                                                 --------         --------        --------         --------          --------
Net asset value, end of period ...............   $   5.51         $   5.76        $   5.04         $   3.67          $   6.94
                                                 ========         ========        ========         ========          ========
Total return (%)(+)& .........................      (4.34)++         14.29           37.33           (47.12)             0.58++
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## .................................       1.15+            1.10            1.15             1.10              1.09+
  Net investment loss ........................      (0.65)+          (0.81)          (0.72)           (0.60)            (0.50)+
Portfolio turnover (%) .......................         39               84              90              160                85
Net assets at end of period (000 Omitted) ....   $ 41,123         $ 45,443        $ 37,081         $ 14,028          $  6,981

  * For the period from the commencement of the series' investment operations, August 31, 2000, through December 31, 2000.
 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                   Research Series
                           ----------------------------------------------------------------------------------------------------
                            Six Months Ended                                Years Ended December 31,
                             June 30, 2005      --------------------------------------------------------------------------------
                              (Unaudited)          2004             2003            2002              2001               2000
                            ----------------     --------         --------        --------         ----------        ----------

INITIAL CLASS SHARES

Net asset value, beginning
  of period .................   $  15.88         $  13.84         $  11.14        $  14.93         $    23.65        $    27.61
                                --------         --------         --------        --------         ----------        ----------
Income from investment operations#
  Net investment income .....   $   0.05         $   0.08         $   0.11        $   0.08         $     0.05        $     0.01
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency .....       0.09             2.09             2.69           (3.82)             (4.54)            (0.99)
                                --------         --------         --------        --------         ----------        ----------
      Total from investment
        operations ..........   $   0.14         $   2.17         $   2.80        $  (3.74)        $    (4.49)       $    (0.98)
                                --------         --------         --------        --------         ----------        ----------
Less distributions declared
  to shareholders
  From net investment income    $  (0.09)        $  (0.13)        $  (0.10)       $  (0.05)        $    (0.01)       $    (0.03)
  From net realized gain on
   investments and foreign
    currency transactions ...       --               --               --              --                (4.22)            (2.95)
                                --------         --------         --------        --------         ----------        ----------
      Total distributions
       declared to
       shareholders .........   $  (0.09)        $  (0.13)        $  (0.10)       $  (0.05)        $    (4.23)       $    (2.98)
                                --------         --------         --------        --------         ----------        ----------
Net asset value, end of
  period ....................   $  15.93         $  15.88         $  13.84        $  11.14         $    14.93        $    23.65
                                ========         ========         ========        ========         ==========        ==========
Total return (%) (+)& .......       0.91++          15.83+          25.32^          (25.11)            (21.40)            (4.10)
Ratios (%) (to average net
  assets) and Supplemental
  data:
  Expenses## ................       0.82+            0.80             0.80            0.78               0.76              0.74
  Net investment income .....       0.64+            0.53             0.93            0.61               0.28              0.03
Portfolio turnover (%) ......         42              118              124              98                 89                95
Net assets at end of period
  (000 Omitted) .............   $385,554         $432,318         $466,139        $458,394         $  826,315        $1,209,927

                                                                       Research Series
                                            ---------------------------------------------------------------------------------------
                                             Six Months Ended               Years Ended December 31,
                                              June 30, 2005        ----------------------------------------        Period Ended
                                               (Unaudited)          2004            2003             2002       December 31, 2001**
                                             ----------------     --------        --------         --------          --------

SERVICE CLASS SHARES

Net asset value, beginning of period .........   $  15.78         $  13.77        $  11.09         $  14.91          $  15.10
                                                 --------         --------        --------         --------          --------
Income from investment operations#
  Net investment income ......................   $   0.03         $   0.04        $   0.08         $   0.06          $   0.01
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........       0.09             2.08            2.68            (3.83)            (0.20)
                                                 --------         --------        --------         --------          --------
      Total from investment operations .......   $   0.12         $   2.12        $   2.76         $  (3.77)         $  (0.19)
                                                 --------         --------        --------         --------          --------
Less distributions declared to shareholders
  From net investment income .................   $  (0.06)        $  (0.11)       $  (0.08)        $  (0.05)         $   --
                                                 --------         --------        --------         --------          --------
Net asset value, end of period ...............   $  15.84         $  15.78        $  13.77         $  11.09          $  14.91
                                                 ========         ========        ========         ========          ========
Total return (%)(+)& .........................       0.77++          15.54+         25.01^           (25.36)            (1.26)++
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## .................................       1.07+            1.05            1.05             1.03              1.01+
  Net investment income ......................       0.40+            0.30            0.67             0.48              0.17+
Portfolio turnover (%) .......................         42              118             124               98                89
Net assets at end of period (000 Omitted) ....   $ 25,652         $ 25,315        $ 16,010         $  7,134          $  3,109

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non- recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.52%.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                 Total Return Series
                           ----------------------------------------------------------------------------------------------------
                            Six Months Ended                                Years Ended December 31,
                             June 30, 2005      --------------------------------------------------------------------------------
                              (Unaudited)          2004             2003            2002              2001               2000
                            ----------------     --------         --------        --------         ----------        ----------

INITIAL CLASS SHARES

Net asset value, beginning
  of period .................  $    19.55       $    18.00       $    15.90      $    17.95        $    19.69        $    18.76
                               ----------       ----------       ----------      ----------        ----------        ----------
Income (loss) from investment
  operations#(S)
  Net investment income .....  $     0.24       $     0.48       $     0.42      $     0.50        $     0.57        $     0.66
  Net realized and
   unrealized gain (loss)
   on investments and
   foreign currency .........       (0.10)            1.53             2.24           (1.44)            (0.46)             2.20
                               ----------       ----------       ----------      ----------        ----------        ----------
      Total from investment
       operations ...........  $     0.14       $     2.01       $     2.66      $    (0.94)       $     0.11        $     2.86
                               ----------       ----------       ----------      ----------        ----------        ----------
Less distributions declared
  to shareholders
  From net investment
   income ...................  $    (0.51)      $    (0.46)      $    (0.56)     $    (0.55)       $    (0.66)       $    (0.71)
  From net realized gain on
    investments and foreign
    currency transactions ...       (0.49)            --               --             (0.56)            (1.19)            (1.22)
                               ----------       ----------       ----------      ----------        ----------        ----------
      Total distributions
       declared to
       shareholders .........  $    (1.00)      $    (0.46)      $    (0.56)     $    (1.11)       $    (1.85)       $    (1.93)
                               ----------       ----------       ----------      ----------        ----------        ----------
Net asset value, end of
  period ....................  $    18.69       $    19.55       $    18.00      $    15.90        $    17.95        $    19.69
                               ==========       ==========       ==========      ==========        ==========        ==========
Total return (%)(+)& ........        0.81++          11.47+           17.15           (5.69)             0.52             16.77
Ratios (%) (to average net
  assets) and Supplemental
  data:
  Expenses## ................        0.71+            0.70             0.71            0.70              0.70              0.70
  Net investment income(S) ..        2.54+            2.60             2.52            2.95              3.13              3.60
Portfolio turnover (%) ......          24               67               65              82               101                94
Net assets at end of period
(000 Omitted) ...............  $1,470,154       $1,571,550       $1,618,983      $1,571,494        $1,872,185        $1,841,586

                                                                          Total Return Series
                                            ---------------------------------------------------------------------------------------
                                             Six Months Ended               Years Ended December 31,
                                              June 30, 2005        ----------------------------------------        Period Ended
                                               (Unaudited)          2004            2003             2002       December 31, 2001**
                                             ----------------     --------        --------         --------          --------

SERVICE CLASS SHARES

Net asset value, beginning of period .........   $  19.43         $  17.92        $  15.85         $  17.93          $  17.85
                                                 --------         --------        --------         --------          --------
Income (loss) from investment operations#(S)
  Net investment income ......................   $   0.22         $   0.43        $   0.36         $   0.45          $   0.33
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........      (0.10)            1.51            2.24            (1.43)            (0.25)
                                                 --------         --------        --------         --------          --------
      Total from investment operations .......   $   0.12         $   1.94        $   2.60         $  (0.98)         $   0.08
                                                 --------         --------        --------         --------          --------
Less distributions declared to shareholders
  From net investment income .................   $  (0.48)        $  (0.43)       $  (0.53)        $  (0.54)         $   --
  From net realized gain on investments and
    foreign currency transactions ............      (0.49)            --              --              (0.56)             --
                                                 --------         --------        --------         --------          --------
Total distributions declared to shareholders .   $  (0.97)        $  (0.43)       $  (0.53)        $  (1.10)         $   --
                                                 --------         --------        --------         --------          --------
Net asset value, end of period ...............   $  18.58         $  19.43        $  17.92         $  15.85          $  17.93
                                                 ========         ========        ========         ========          ========
Total return (%)(+)& .........................       0.70++          11.14+          16.83            (5.88)             0.45++
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## .................................       0.96+            0.95            0.95             0.95              0.97+
  Net investment income(S) ...................       2.30+            2.39            2.20             2.77              2.35+
Portfolio turnover (%) .......................         24               67              65               82               101
Net assets at end of period (000 Omitted) ....   $675,998         $548,069        $300,220         $152,768          $ 39,015

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding the disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                   Utilities Series
                           ----------------------------------------------------------------------------------------------------
                            Six Months Ended                                Years Ended December 31,
                             June 30, 2005      --------------------------------------------------------------------------------
                              (Unaudited)          2004             2003            2002              2001               2000
                            ----------------     --------         --------        --------         ----------        ----------

INITIAL CLASS SHARES

Net asset value, beginning
  of period .................   $  15.61         $  12.23         $   9.28        $  12.61         $    19.08        $    19.84
                                --------         --------         --------        --------         ----------        ----------
Income (loss) from investment
  operations#(S)
  Net investment income .....   $   0.17         $   0.30         $   0.24        $   0.26         $     0.35        $     0.80
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency .....       1.15             3.34             3.05           (3.22)             (4.46)             0.49
                                --------         --------         --------        --------         ----------        ----------
      Total from investment
       operations ...........   $   1.32         $   3.64         $   3.29        $  (2.96)        $    (4.11)       $     1.29
                                --------         --------         --------        --------         ----------        ----------
Less distributions declared
  to shareholders
  From net investment income .. $  (0.16)        $  (0.26)        $  (0.34)       $  (0.37)        $    (0.63)       $    (0.24)
  From net realized gain on
   investments and foreign
   currency transactions ....       --               --               --              --                (1.73)            (1.81)
                                --------         --------         --------        --------         ----------        ----------
      Total distributions
       declared to
       shareholders .........   $  (0.16)        $  (0.26)        $  (0.34)       $  (0.37)        $    (2.36)       $    (2.05)
                                --------         --------         --------        --------         ----------        ----------
Net asset value, end of
  period ....................   $  16.77         $  15.61         $  12.23        $   9.28         $    12.61        $    19.08
                                ========         ========         ========        ========         ==========        ==========
Total return (%)(+)& ........       8.55++        30.37+@            36.26          (23.87)            (24.34)             7.00
Ratios (%) (to average net
  assets) and Supplemental
  data:
  Expenses## ................       0.87+            0.84             0.84            0.82               0.78              0.80
  Net investment income(S) ..       2.20+            2.25             2.28            2.55               2.25              4.11
Portfolio turnover (%) ......         43              103              134              79                104               118
Net assets at end of period
  (000 Omitted) .............   $339,165         $328,541         $287,648        $241,772         $  467,632        $  622,564

                                                                              Utilities Series
                                            ---------------------------------------------------------------------------------------
                                             Six Months Ended               Years Ended December 31,
                                              June 30, 2005        ----------------------------------------        Period Ended
                                               (Unaudited)          2004            2003             2002       December 31, 2001**
                                             ----------------     --------        --------         --------          --------

SERVICE CLASS SHARES

Net asset value, beginning of period .........   $  15.53         $  12.18        $   9.24         $  12.59          $  13.87
                                                 --------         --------        --------         --------          --------
Income (loss) from investment operations#(S)
  Net investment income ......................   $   0.16         $   0.26        $   0.20         $   0.24          $   0.08
  Net realized and unrealized gain (loss) on
    investments and foreign currency .........       1.14             3.32            3.06            (3.22)            (1.36)
                                                 --------         --------        --------         --------          --------
      Total from investment operations .......   $   1.30         $   3.58        $   3.26         $  (2.98)         $  (1.28)
                                                 --------         --------        --------         --------          --------
Less distributions declared to shareholders
  From net investment income .................   $  (0.14)        $  (0.23)       $  (0.32)        $  (0.37)         $   --
                                                 --------         --------        --------         --------          --------
Net asset value, end of period ...............   $  16.69         $  15.53        $  12.18         $   9.24          $  12.59
                                                 ========         ========        ========         ========          ========
Total return (%)(+)& .........................       8.40++        30.01+@           36.03           (24.09)            (9.23)++
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses## .................................       1.12+            1.09            1.09             1.07              1.05+
  Net investment income(S) ...................       1.99+            2.01            1.95             2.41              1.60+
Portfolio turnover (%) .......................         43              103             134               79               104
Net assets at end of period (000 Omitted) ....   $ 38,985         $ 32,599        $ 22,555         $ 12,763          $  7,919

 ** For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(S) Effective January 1, 2001, the series adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
  @ The series' total return calculation includes a net increase from gains realized on the disposal of investments in violation of the series' investment restrictions. The gains resulted in an increase in net asset value of $0.00278 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the series' ending net asset value per share, the total returns for the year ended December 31, 2004 would have been approximately 30.35% and 29.99% for the Initial Class shares and the Service Class shares, respectively.

                                             See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series, Capital Appreciation Series*, Capital Opportunities Series, Core Equity Series, Emerging Growth Series*, Emerging Markets Equity Series, Global Governments Series, Global Growth Series*, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series, International Value Series, Massachusetts Investors Growth Stock Series, Massachusetts Investors Trust Series*, Mid Cap Growth Series*, Mid Cap Value Series, Money Market Series, New Discovery Series, Research Series*, Research International Series, Strategic Growth Series, Strategic Income Series, Strategic Value Series, Technology Series, Total Return Series*, Utilities Series*, and Value Series. All of these series are diversified except for Global Governments Series, High Yield Series, Strategic Income Series, and Utilities Series, which are non-diversified as that term is defined in the 1940 Act. The shares of each series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities in each series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in each series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, each series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of each series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Forward Foreign Currency Exchange Contracts - Each series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series. The Capital Appreciation Series and Emerging Growth Series were participants in litigation against Cendant Corporation. On March 19, 2004, each series received a cash settlement in the amount of $1,376,372 and $597,471, respectively.

Certain series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly - Each series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, certain series' custodian fees were reduced under this arrangement. Certain series have entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, each series' miscellaneous expenses were reduced under this agreement as noted below. These amounts are shown as a reduction of total expenses on the Statement of Operations.

                                                                     Massachusetts
                                 Capital      Emerging     Global      Investors      Mid Cap                  Total
                              Appreciation     Growth      Growth        Trust        Growth     Research      Return      Utilities
                                 Series        Series      Series        Series       Series      Series       Series       Series
------------------------------------------------------------------------------------------------------------------------------------
Balance credits ..............   $4,372        $ 3,420     $   --        $10,839      $  880      $ 3,949      $19,639      $ 4,590
Commission recapture credits .     --           13,551      2,651          1,570       3,878       18,712        2,427       10,208
                                 ------        -------     ------        -------      ------      -------      -------      -------
Total ........................   $4,372        $16,971     $2,651        $12,409      $4,758      $22,661      $22,066      $14,798
                                 ======        =======     ======        =======      ======      =======      =======      =======

Tax Matters and Distributions - Each series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, real estate investment trusts, defaulted bonds, wash sales, foreign taxes, non-taxable distributions, net operating losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                                                                                                     Massachusetts
                                Capital Appreciation       Emerging Growth            Global Growth             Investors Trust
                                       Series                  Series                     Series                    Series
                                ---------------------  -----------------------     ----------------------   ---------------------
                                    December 31,           December 31,                 December 31               December 31,
                                ---------------------  -----------------------     ----------------------   ---------------------
                                 2004      2003         2004         2003         2004          2003          2004          2003
-----------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
Ordinary income ............   $433,984   $  --        $  --        $  --          $843,092      $815,119   $11,697,097  $12,846,153

                                   Mid Cap Growth            Research                  Total Return               Utilities
                                        Series                Series                       Series                   Series
                                ---------------------  -----------------------     ----------------------   ---------------------
                                    December 31,           December 31,                December 31               December 31,
                                ---------------------  -----------------------     ----------------------   ---------------------
                                 2004      2003         2004         2003         2004          2003          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
Ordinary income ............   $  --      $  --        $4,201,673   $3,833,763   $48,429,855  $57,181,077    $6,205,650   $8,557,499

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                        Capital               Emerging                Global       Massachusetts
                                                     Appreciation              Growth                 Growth      Investors Trust
                                                        Series                 Series                 Series          Series
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income .................      $  4,352,013           $        --             $   770,053       $ 10,688,878
Capital loss carryforward .....................      (744,869,099)          (473,784,865)          (98,310,346)       (387,636,643)
Unrealized appreciation (depreciation) ........        92,535,975             55,347,645            25,915,451         163,852,479
Other temporary differences ...................               --                     --                (57,141)                --

                                                        Mid Cap               Research             Total Return         Utilities
                                                     Growth Series             Series                 Series          Series
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income .................      $        --            $  2,353,088           $ 54,341,859       $  3,640,244
Undistributed long-term capital gain ..........               --                     --              53,278,874                 --
Capital loss carryforward .....................       (42,793,486)          (276,462,094)                    --       (183,417,068)
Unrealized appreciation (depreciation) ........        19,077,352             49,762,995            195,023,570         58,931,190
Other temporary differences ...................            (6,155)                   --                (479,287)          (176,035)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

                                                        Capital               Emerging                Global       Massachusetts
                                                     Appreciation              Growth                 Growth      Investors Trust
Expiration Date                                         Series                 Series                 Series          Series
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 2009 .............................     $(364,513,863)         $(244,556,998)          $(52,563,049)      $(163,278,388)
December 31, 2010 .............................      (348,269,974)          (229,227,867)           (45,747,297)       (207,883,555)
December 31, 2011 .............................       (32,085,262)                    --                     --         (16,474,700)
                                                    -------------          -------------           ------------       -------------
Total .........................................     $(744,869,099)         $(473,784,865)          $(98,310,346)      $(387,636,643)
                                                    =============          =============           ============       =============

                                                                                Mid Cap
                                                                                Growth                Research           Utilities
Expiration Date                                                                 Series                 Series             Series
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 2009 ....................................................      $       --            $(114,599,350)       $(60,374,245)
December 31, 2010 ....................................................       (42,793,486)          (161,862,744)       (123,042,823)
                                                                             -----------            -----------        -----------
Total ................................................................      $(42,793,486)         $(276,462,094)      $(183,417,068)
                                                                            ============          =============       =============

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Capital Appreciation Series: The management fee is 0.75% of the first $1 billion of average daily net assets, 0.675% of the next $500 million of average daily net assets and 0.65% of average daily net assets in excess of $1.5 billion.

Emerging Growth Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.75% of the next $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $2 billion.

Massachusetts Investors Trust Series: The management fee is 0.55% of average daily net assets.

Mid Cap Growth Series: The management fee is 0.75% of average daily net assets.

Research Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets, 0.675% of the next $700 million of average daily net assets and 0.60% of average daily net assets in excess of $1 billion.

Utilities Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

The investment adviser has agreed to pay a portion of certain series'
operating expenses, exclusive of certain other fees and expenses, such that the operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. This is reflected as a reduction of total expenses in the Statements of Operations for these series. Effective management fees and expense limitations are as follows:
                                       Effective    Initial Class  Service Class
                                      Management       Expense        Expense
                                         Fees        Limitations    Limitations
            -------------------------------------------------------------------
Capital Appreciation Series ..........   0.75%          1.00%          1.25%
Emerging Growth Series ...............   0.73%            N/A            N/A
Global Growth Series .................   0.90%            N/A            N/A
Massachusetts Investors Trust Series .   0.55%          1.00%          1.25%
Mid Cap Growth Series ................   0.75%            N/A            N/A
Research Series ......................   0.73%            N/A            N/A
Total Return Series ..................   0.65%          1.00%          1.25%
Utilities Series .....................   0.74%            N/A            N/A

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of each series' average daily net assets as follows:
                                                                    Percent of
                                                                   Average Daily
                                                                    Net Assets
-------------------------------------------------------------------------------
Capital Appreciation Series .....................................     0.0158%
Emerging Growth Series ..........................................     0.0155%
Global Growth Series ............................................     0.0155%
Massachusetts Investors Trust Series ............................     0.0156%
Mid Cap Growth Series ...........................................     0.0155%
Research Series .................................................     0.0155%
Total Return Series .............................................     0.0154%
Utilities Series ................................................     0.0157%

Trustees' Compensation - Each series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFS Service Center, Inc. (MFSC).

Other - Each series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

For the six months ended June 30, 2005, payments made by the series to Tarantino LLC amounted to the following:
                                                                     ICCO Fee

-------------------------------------------------------------------------------
Capital Appreciation Series .....................................      $1,657
Emerging Growth Series ..........................................         914
Global Growth Series ............................................         405
Massachusetts Investors Trust Series ............................       2,520
Mid Cap Growth Series ...........................................         270
Research Series .................................................         988
Total Return Series .............................................       4,882
Utilities Series ................................................         859

During the year ended December 31, 2004, the Utilities Series realized a gain on disposition of a security in violation of the series' investment restrictions. The amount of the gain was $70,344. This amount is separately disclosed in the Statements of Changes in Net Assets. The effect of this gain on the series' total return is disclosed in the Financial Highlights.

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, each series accrued an estimate of the amount to be received pursuant to this matter in these amounts based on the shares outstanding on the day the proceeds were recorded as follows. The proceeds were paid to each series on February 16, 2005.

                                           Settlement amount   Per share impact
-------------------------------------------------------------------------------
Capital Appreciation Series ...............    $756,214             $0.02
Emerging Growth Series ....................    $374,251             $0.01
Global Growth Series ......................    $ 54,374                --*
Massachusetts Investors Trust Series ......    $565,413             $0.01
Mid Cap Growth Series .....................    $    520                --*
Research Series ...........................    $256,213             $0.01
Total Return Series .......................    $208,370                --*
Utilities Series ..........................    $ 67,404                --*

*The per share impact was less than $0.01.

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                Capital               Emerging                Global
                                                             Appreciation              Growth                 Growth
                                                                Series                 Series                 Series
------------------------------------------------------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government securities) ..........      $297,378,884           $145,898,726           $ 75,198,559

Sales
Investments (non-U.S. government securities) ..........      $360,136,984           $198,697,320           $ 93,134,117

                                                             Massachusetts
                                                               Investors               Mid Cap
                                                                 Trust                 Growth                Research
                                                                Series                 Series                 Series
------------------------------------------------------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government securities) ..........      $345,940,171           $ 44,486,100           $177,960,133

Sales
Investments (non-U.S. government securities) ..........      $366,798,100           $ 55,322,458           $221,518,556

                                                                 Total
                                                                Return                Utilities
                                                                Series                 Series
------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities ............................      $155,950,672           $         --
Investments (non-U.S. government securities) ..........      $385,530,420           $153,555,729

Sales
U.S. government securities ............................      $137,838,885           $         --
Investments (non-U.S. government securities) ..........      $357,588,710           $154,582,365

The cost and unrealized appreciation and depreciation in the value of the investments owned by each series, as computed on a federal income tax basis, are as follows:

                                                     Capital               Emerging               Global             Massachusetts
                                                   Appreciation             Growth                Growth            Investors Trust
                                                      Series                Series                Series                Series
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate cost ................................    $679,366,809          $391,145,840         $ 167,855,132         $1,068,238,329
                                                   ============          ============         ==============        ==============
Gross unrealized appreciation .................    $ 76,133,888          $ 39,589,562         $  15,726,787         $  120,313,451
Gross unrealized depreciation .................     (17,822,703)          (12,674,728)           (3,530,676)           (24,952,949)
                                                   ------------          ------------         --------------        --------------
  Net unrealized appreciation (depreciation) ..    $ 58,311,185          $ 26,914,834         $  12,196,111         $   95,360,502
                                                   ============          ============         ==============        ==============

                                                      Mid Cap                                     Total
                                                      Growth               Research               Return               Utilities
                                                      Series                Series                Series                Series
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate cost ................................    $125,944,867          $422,459,808         $2,082,102,836        $ 367,685,848
                                                   ============          ============         ==============        ==============
Gross unrealized appreciation .................    $ 15,210,026          $ 39,488,888         $  180,886,141        $  59,158,251
Gross unrealized depreciation .................      (4,712,034)          (14,084,765)           (41,353,798)          (5,342,943)
                                                   ------------          ------------         --------------        --------------
  Net unrealized appreciation (depreciation) ..    $ 10,497,992          $ 25,404,123         $  139,532,343        $  53,815,308
                                                   ============          ============         ==============        ==============

(5) SHARES OF BENEFICIAL INTEREST
Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                  Capital Appreciation Series                               Emerging Growth Series
                  ------------------------------------------------------   ---------------------------------------------------
                        Six Months Ended              Year Ended                Six Months Ended                 Year Ended
                         June 30, 2005             December 31, 2004              June 30, 2005              December 31, 2004
                  ------------------------    --------------------------   --------------------------    ----------------------
Initial Class
 Shares             Shares       Amount         Shares         Amount          Shares       Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...   6,863,760   $124,164,248    29,855,744   $ 527,622,763       151,685  $   2,249,831    14,662,402   $ 209,951,352
Shares issued
 to shareholders
 in reinvestment
 of distributions   232,548      4,220,755        24,899         433,984          --             --            --              --
Shares
  reacquired ..  (4,436,385)   (92,646,675)  (36,638,282)   (647,766,495)   (3,259,230)   (48,822,946)  (20,768,397)   (296,052,618)
                 ----------   ------------   -----------   -------------   -----------  -------------   -----------   -------------
Net change ....   2,659,923   $ 35,738,328    (6,757,639)  $(119,709,748)   (3,107,545)  $(46,573,115)   (6,105,995)  $ (86,101,266)
                 ==========   ============   ===========   =============   ===========   ============   ===========   =============

                        Six Months Ended              Year Ended                Six Months Ended                 Year Ended
                         June 30, 2005             December 31, 2004              June 30, 2005              December 31, 2004
                  ------------------------    --------------------------   --------------------------    ----------------------
Service Class
 Shares             Shares       Amount         Shares         Amount          Shares       Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...     340,338   $  6,154,282     3,311,227   $  58,277,694        64,131   $    935,031     2,269,316   $  32,147,936
Shares issued to
  shareholders in
  reinvestment of
  distributions       7,330        132,167          --              --            --             --            --              --
Shares
  reacquired ..    (292,424)    (5,857,179)   (3,292,724)    (57,922,233)     (171,953)    (2,567,391)   (2,163,522)    (30,640,672)
                 ----------   ------------   -----------   -------------   -----------   ------------   -----------   -------------
Net change ....      55,244   $    429,270        18,503   $     355,461      (107,822)  $ (1,632,360)      105,794   $   1,507,264
                 ==========   ============   ===========   =============   ===========   ============   ===========   =============

                                    Global Growth Series                          Massachusetts Investors Trust Series
                  ------------------------------------------------------   ---------------------------------------------------
                        Six Months Ended              Year Ended                Six Months Ended                 Year Ended
                         June 30, 2005             December 31, 2004              June 30, 2005              December 31, 2004
                  ------------------------    --------------------------   --------------------------    ----------------------
Initial Class
 Shares             Shares       Amount         Shares         Amount          Shares       Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...      52,068   $    631,391     2,933,259   $  33,026,863        87,059   $  2,430,612    15,931,068   $ 413,328,761
Shares issued to
  shareholders in
  reinvestment of
  distributions      63,780        747,488        79,127         820,549       348,163      9,459,588       447,605      11,046,879
Shares
  reacquired ..  (1,555,653)   (18,635,801)   (6,130,268)    (67,996,829)   (3,934,077)  (109,729,981)  (23,613,999)   (611,327,874)
                 ----------   ------------   -----------   -------------   -----------   ------------   -----------   -------------
Net change ....  (1,439,805)  $(17,256,922)   (3,117,882)  $ (34,149,417)   (3,498,855)  $(97,839,781)   (7,235,326)  $(186,952,234)
                 ==========   ============   ===========   =============   ===========   ============   ===========   =============

                        Six Months Ended              Year Ended                Six Months Ended                 Year Ended
                         June 30, 2005             December 31, 2004              June 30, 2005              December 31, 2004
                  ------------------------    --------------------------   --------------------------    ----------------------
Service Class
 Shares             Shares       Amount         Shares         Amount          Shares       Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...      24,025   $    288,283       572,855   $   6,392,765     2,762,011   $ 77,730,099     3,878,532   $ 100,002,868
Shares issued to
  shareholders in
  reinvestment of
  distributions       1,445         16,861         2,184          22,543        45,488      1,230,447        26,442         650,218
Shares
  reacquired ..     (56,810)      (680,092)     (577,264)     (6,423,368)     (112,398)    (3,120,141)   (4,016,175)   (103,357,729)
                 ----------   ------------   -----------   -------------   -----------   ------------   -----------   -------------
Net change ....     (31,340)  $   (374,948)       (2,225)  $      (8,060)    2,695,101   $ 75,840,405      (111,201)  $  (2,704,643)
                 ==========   ============   ===========   =============   ===========   ============   ===========   =============

                                     Mid Cap Growth Series                                      Research Series
                  ------------------------------------------------------   ---------------------------------------------------
                        Six Months Ended              Year Ended                Six Months Ended                 Year Ended
                         June 30, 2005             December 31, 2004              June 30, 2005              December 31, 2004
                  ------------------------    --------------------------   --------------------------    ----------------------
Initial Class
 Shares             Shares       Amount         Shares         Amount          Shares       Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...     278,217   $  1,519,447     8,438,139   $  45,399,824        35,749   $    559,397     4,615,570   $  67,842,460
Shares issued to
  shareholders in
  reinvestment of
  distributions        --             --            --              --         148,549      2,257,939       295,191       4,047,067
Shares
  reacquired ..  (1,863,950)   (10,133,712)   (9,031,635)    (48,195,215)   (3,197,190)   (50,010,016)  (11,365,545)   (164,521,821)
                 ----------   ------------   -----------   -------------   -----------   ------------   -----------   -------------
Net change ....  (1,585,733)  $ (8,614,265)     (593,496)  $  (2,795,391)   (3,012,892)  $(47,192,680)   (6,454,784)  $ (92,632,294)
                 ==========   ============   ===========   =============   ===========   ============   ===========   =============

                        Six Months Ended              Year Ended                Six Months Ended                 Year Ended
                         June 30, 2005             December 31, 2004              June 30, 2005              December 31, 2004
                  ------------------------    --------------------------   --------------------------    ----------------------
Service Class
 Shares             Shares       Amount         Shares         Amount          Shares       Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...     300,421   $  1,592,121    13,933,712   $  73,709,460       117,974   $  1,837,570     3,465,271   $  49,297,955
Shares issued to
  shareholders in
  reinvestment of
  distributions        --             --            --              --           6,365         96,245        11,335         154,606
Shares
  reacquired ..    (725,053)    (3,942,572)  (13,409,067)    (70,844,551)     (108,838)    (1,692,261)   (3,035,209)    (43,171,746)
                 ----------   ------------   -----------   -------------   -----------   ------------   -----------   -------------
Net change ....    (424,632)  $ (2,350,451)      524,645   $   2,864,909        15,501   $    241,554       441,397   $   6,280,815
                 ==========   ============   ===========   =============   ===========   ============   ===========   =============

                                      Total Return Series                                      Utilities Series
                  ------------------------------------------------------   ---------------------------------------------------
                        Six Months Ended              Year Ended                Six Months Ended                 Year Ended
                         June 30, 2005             December 31, 2004              June 30, 2005              December 31, 2004
                  ------------------------    --------------------------   --------------------------    ----------------------
Initial Class
 Shares             Shares       Amount         Shares         Amount          Shares       Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...     399,018   $  7,677,374    13,093,000   $ 242,061,403       364,349   $  5,819,557     5,382,059   $  73,371,201
Shares issued to
  shareholders in
  reinvestment of
  distributions   4,168,257     76,237,418     2,259,960      39,255,506       212,392      3,336,688       480,703       5,749,208
Shares
  reacquired ..  (6,300,548)  (120,671,226)  (24,886,578)   (457,889,210)   (1,395,591)   (22,148,742)   (8,334,628)   (112,180,633)
                 ----------   ------------   -----------   -------------   -----------   ------------   -----------   -------------
Net change ....  (1,733,273)  $(36,756,434)   (9,533,618)  $(176,572,301)     (818,850)  $(12,992,497)   (2,471,866)  $ (33,060,224)
                 ==========   ============   ===========   =============   ===========   ============   ===========   =============

                        Six Months Ended              Year Ended                Six Months Ended                 Year Ended
                         June 30, 2005             December 31, 2004              June 30, 2005              December 31, 2004
                  ------------------------    --------------------------   --------------------------    ----------------------
Service Class
 Shares             Shares       Amount         Shares         Amount          Shares       Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ...   6,998,376   $133,164,377    21,445,623   $ 392,791,148       339,424   $  5,380,120     1,375,213   $  18,510,218
Shares issued to
  shareholders in
  reinvestment of
  distributions   1,725,418     31,385,364       530,616       9,174,349        19,475        304,599        38,292         456,442
Shares
  reacquired ..    (548,619)   (10,452,296)  (10,526,829)   (193,753,742)     (122,333)    (1,938,755)   (1,166,654)    (15,800,929)
                 ----------   ------------   -----------   -------------   -----------   ------------   -----------   -------------
Net change ....   8,175,175   $154,097,445    11,449,410   $ 208,211,755       236,566   $  3,745,964       246,851   $   3,165,731
                 ==========   ============   ===========   =============   ===========   ============   ===========   =============

(6) LINE OF CREDIT
Each series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each series, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee and interest expense allocated to each series for the six months ended June 30, 2005 and included in miscellaneous expense are as follows:

                                                               Commitment Fee
                                                             & Interest Expense
-------------------------------------------------------------------------------
Capital Appreciation Series ................................       $1,936
Emerging Growth Series .....................................        1,359
Global Growth Series .......................................        1,110
Massachusetts Investors Trust Series .......................        5,833
Mid Cap Growth Series ......................................          393
Research Series ............................................        1,530
Total Return Series ........................................        7,371
Utilities Series ...........................................        1,309

Each series had no significant borrowings during the six months ended June 30, 2005.

(7) FINANCIAL INSTRUMENTS
Certain series trade financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts
Utilities Series
Sales and Purchases in the table below are netted by currency.

                                                                                                                Net Unrealized
                                                  Contracts to                                      Contracts    Appreciation
                Settlement Date                  Deliver/Receive        In Exchange For             at Value    (Depreciation)
             -----------------------------------------------------------------------------------------------------------------

Sales
            8/08/2005-8/24/2005         EUR        22,722,812             $27,679,148              $27,515,888       $163,260
            7/06/2005-9/06/2005         GBP        11,294,110              20,808,879               20,208,922        599,957
                                                                          ----------               ----------        -------
                                                                          $48,488,027              $47,724,810       $763,217
                                                                          ===========              ===========       ========

Purchases
            8/08/2005                   EUR         1,385,709             $ 1,689,682              $ 1,677,463       $(12,219)
            7/06/2005                   GBP         5,672,140              10,169,692               10,159,339        (10,353)
                                                                          -----------              -----------       --------
                                                                          $11,859,374              $11,836,802       $(22,572)
                                                                          ===========              ===========       ========

At June 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $14,086 with Goldman Sachs & Co.

See page 30 for an explanation of abbreviations used to indicate amounts shown in currencies other than U.S. Dollar.

At June 30, 2005, the Utilities Series had sufficient cash and/or securities to cover any commitments under these contracts.

(8) ACQUISITIONS
On April 25, 2005, the Capital Appreciation Series acquired all of the assets and liabilities of the Managed Sectors Series as of the close of business on April 22, 2005. The acquisition was accomplished by a tax-free exchange of 7,470,927 shares of the series (valued at $121,536,218) for all of the assets and liabilities of the Managed Sectors Series. The Capital Appreciation Series then converted all of its outstanding shares for the shares of the series and distributed those shares to its shareholders. The Managed Sectors Series net assets on that date were $121,536,218, including $10,518,687 of unrealized appreciation, $155,623 of accumulated net investment loss, and $200,820,055 of accumulated net realized loss on investments and foreign currency transactions. These assets were combined with those of the series. The aggregate net assets of the series after the acquisition were $743,705,558.

MFS(R)/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before December 1, 2005 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, 2005 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.


(C)2005 Sun Life Financial Distributors Inc.

                 MFS(R)/SUN LIFE SERIES TRUST [Graphic Omitted]
                 SEMIANNUAL REPORT o JUNE 30, 2005


              Capital Opportunities Series
              Core Equity Series
              International Growth Series
              Massachusetts Investors Growth Stock Series
              Mid Cap Value Series
              New Discovery Series
              Research International Series
              Strategic Growth Series
              Strategic Value Series
              Technology Series
              Value Series

TABLE OF CONTENTS

Letter from the CEO of MFS ............................................      1
Portfolio Composition .................................................      2
Expense Tables ........................................................     13
Portfolio of Investments ..............................................     15
Financial Statements ..................................................     36
Notes to Financial Statements .........................................     53
Proxy Voting Policies and Information ............................. Back Cover
Quarterly Portfolio Disclosure .................................... Back Cover


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED     MAY LOSE VALUE        NO BANK OR CREDIT UNION GUARANTEE
NOT A DEPOSIT        NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

August 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- CAPITAL OPPORTUNITIES SERIES

PORTFOLIO STRUCTURE

Stocks                          100.2%
Cash & Other Net Assets          (0.2)%

TOP TEN HOLDINGS

Wyeth                                                                     3.6%
------------------------------------------------------------------------------
Sprint Corp.                                                              2.8%
------------------------------------------------------------------------------
Viacom, Inc., "B"                                                         2.5%
------------------------------------------------------------------------------
Verizon Communications, Inc.                                              2.4%
------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                   2.2%
------------------------------------------------------------------------------
Symantec Corp.                                                            2.0%
------------------------------------------------------------------------------
Nortel Networks Corp.                                                     1.9%
------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       1.9%
------------------------------------------------------------------------------
Owens-Illinois, Inc.                                                      1.9%
------------------------------------------------------------------------------
Abbott Laboratories                                                       1.9%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Technology                                                               24.4%
------------------------------------------------------------------------------
Health  Care                                                             17.8%
------------------------------------------------------------------------------
Financial Services                                                       13.3%
------------------------------------------------------------------------------
Leisure                                                                   9.5%
------------------------------------------------------------------------------
Retailing                                                                 8.7%
------------------------------------------------------------------------------
Utilities & Communications                                                6.2%
------------------------------------------------------------------------------
Energy                                                                    5.8%
------------------------------------------------------------------------------
Industrial Goods & Services                                               3.7%
------------------------------------------------------------------------------
Consumer Staples                                                          3.6%
------------------------------------------------------------------------------
Basic Materials                                                           3.3%
------------------------------------------------------------------------------
Autos & Housing                                                           1.8%
------------------------------------------------------------------------------
Special Products & Services                                               1.2%
------------------------------------------------------------------------------
Transportation                                                            0.9%
------------------------------------------------------------------------------

The series' negative cash balance is due to either the timing of trade settlements or the portfolio's use of forwards, futures, or options.

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- CORE EQUITY SERIES

PORTFOLIO STRUCTURE

Stocks                           98.7%
Cash & Other Net Assets           1.3%


TOP TEN HOLDINGS

Exxon Mobil Corp.                                                         2.5%
------------------------------------------------------------------------------
Bank of America Corp.                                                     2.5%
------------------------------------------------------------------------------
TOTAL S.A., ADR                                                           2.4%
------------------------------------------------------------------------------
Wyeth                                                                     2.4%
------------------------------------------------------------------------------
General Electric Co.                                                      2.2%
------------------------------------------------------------------------------
Altria Group, Inc.                                                        2.2%
------------------------------------------------------------------------------
Dell, Inc.                                                                2.1%
------------------------------------------------------------------------------
PepsiCo, Inc.                                                             2.0%
------------------------------------------------------------------------------
SLM Corp.                                                                 1.8%
------------------------------------------------------------------------------
Countrywide Financial Corp.                                               1.7%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       19.9%
------------------------------------------------------------------------------
Technology                                                               14.0%
------------------------------------------------------------------------------
Health Care                                                              13.5%
------------------------------------------------------------------------------
Energy                                                                    8.8%
------------------------------------------------------------------------------
Consumer Staples                                                          7.1%
------------------------------------------------------------------------------
Industrial Goods & Services                                               7.1%
------------------------------------------------------------------------------
Retailing                                                                 7.0%
------------------------------------------------------------------------------
Utilities & Communications                                                6.4%
------------------------------------------------------------------------------
Leisure                                                                   5.3%
------------------------------------------------------------------------------
Basic Materials                                                           4.8%
------------------------------------------------------------------------------
Special Products & Services                                               2.1%
------------------------------------------------------------------------------
Transportation                                                            1.5%
------------------------------------------------------------------------------
Autos & Housing                                                           1.2%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL GROWTH SERIES

PORTFOLIO STRUCTURE

Stocks                           96.8%
Cash & Other Net Assets           2.5%
Preferred Stock                   0.7%

TOP TEN HOLDINGS

Vodafone Group PLC                                                        3.4%
------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                             2.8%
------------------------------------------------------------------------------
Roche Holdings AG                                                         2.7%
------------------------------------------------------------------------------
Telefonica S.A.                                                           2.2%
------------------------------------------------------------------------------
Sanofi-Aventis                                                            2.1%
------------------------------------------------------------------------------
TOTAL S.A.                                                                2.1%
------------------------------------------------------------------------------
Nestle S.A.                                                               1.8%
------------------------------------------------------------------------------
UBS AG                                                                    1.6%
------------------------------------------------------------------------------
Grupo Televisa S.A. de C.V.                                               1.6%
------------------------------------------------------------------------------
Housing Development Finance Corp.                                         1.6%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       19.2%
------------------------------------------------------------------------------
Utilities & Communications                                               10.9%
------------------------------------------------------------------------------
Technology                                                               10.8%
------------------------------------------------------------------------------
Leisure                                                                  10.1%
------------------------------------------------------------------------------
Health Care                                                               9.9%
------------------------------------------------------------------------------
Energy                                                                    7.2%
------------------------------------------------------------------------------
Retailing                                                                 7.0%
------------------------------------------------------------------------------
Consumer Staples                                                          6.6%
------------------------------------------------------------------------------
Basic Materials                                                           5.3%
------------------------------------------------------------------------------
Autos & Housing                                                           4.7%
------------------------------------------------------------------------------
Industrial Goods & Services                                               4.0%
------------------------------------------------------------------------------
Special Products & Services                                               1.1%
------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

Great Britain                                                            21.4%
------------------------------------------------------------------------------
Japan                                                                    14.2%
------------------------------------------------------------------------------
France                                                                   12.0%
------------------------------------------------------------------------------
Switzerland                                                               8.1%
------------------------------------------------------------------------------
Spain                                                                     4.1%
------------------------------------------------------------------------------
Mexico                                                                    4.1%
------------------------------------------------------------------------------
South Korea                                                               3.9%
------------------------------------------------------------------------------
Sweden                                                                    3.4%
------------------------------------------------------------------------------
Canada                                                                    2.7%
------------------------------------------------------------------------------
Other                                                                    26.1%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

PORTFOLIO STRUCTURE

Stocks                           98.1%
Cash & Other Net Assets           1.9%

TOP TEN HOLDINGS

Microsoft Corp.                                                           3.5%
------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       3.5%
------------------------------------------------------------------------------
Johnson & Johnson                                                         3.5%
------------------------------------------------------------------------------
Wyeth                                                                     2.8%
------------------------------------------------------------------------------
Amgen, Inc.                                                               2.7%
------------------------------------------------------------------------------
Dell, Inc.                                                                2.5%
------------------------------------------------------------------------------
Oracle Corp.                                                              2.4%
------------------------------------------------------------------------------
Abbott Laboratories                                                       2.2%
------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                     1.9%
------------------------------------------------------------------------------
Eli Lilly & Co.                                                           1.8%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Technology                                                               29.3%
------------------------------------------------------------------------------
Health Care                                                              25.5%
------------------------------------------------------------------------------
Retailing                                                                11.5%
------------------------------------------------------------------------------
Leisure                                                                   7.1%
------------------------------------------------------------------------------
Consumer Staples                                                          5.6%
------------------------------------------------------------------------------
Financial Services                                                        5.2%
------------------------------------------------------------------------------
Industrial Goods & Services                                               4.7%
------------------------------------------------------------------------------
Energy                                                                    2.5%
------------------------------------------------------------------------------
Special Products & Services                                               1.9%
------------------------------------------------------------------------------
Basic Materials                                                           1.7%
------------------------------------------------------------------------------
Transportation                                                            1.2%
------------------------------------------------------------------------------
Utilities & Communications                                                1.1%
------------------------------------------------------------------------------
Autos & Housing                                                           0.8%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP VALUE SERIES

PORTFOLIO STRUCTURE

Stocks                           97.8%
Convertible Preferred Stock       1.7
Cash & Other Net Assets           0.5%

TOP TEN HOLDINGS

GlobalSantaFe Corp.                                                       2.2%
------------------------------------------------------------------------------
Bowater, Inc.                                                             2.0%
------------------------------------------------------------------------------
Owens-Illinois, Inc.                                                      1.9%
------------------------------------------------------------------------------
El Paso Corp.                                                             1.8%
------------------------------------------------------------------------------
Devon Energy Corp.                                                        1.7%
------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                        1.7%
------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                    1.4%
------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                           1.4%
------------------------------------------------------------------------------
Zions Bancorporation                                                      1.4%
------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                                             1.4%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       24.6%
------------------------------------------------------------------------------
Energy                                                                   12.4%
------------------------------------------------------------------------------
Technology                                                               10.2%
------------------------------------------------------------------------------
Basic Materials                                                           9.2%
------------------------------------------------------------------------------
Leisure                                                                   8.5%
------------------------------------------------------------------------------
Retailing                                                                 8.1%
------------------------------------------------------------------------------
Utilities & Communications                                                8.0%
------------------------------------------------------------------------------
Health Care                                                               6.6%
------------------------------------------------------------------------------
Industrial Goods & Services                                               4.1%
------------------------------------------------------------------------------
Transportation                                                            2.9%
------------------------------------------------------------------------------
Autos & Housing                                                           1.8%
------------------------------------------------------------------------------
Special Products & Services                                               1.4%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- NEW DISCOVERY SERIES

PORTFOLIO STRUCTURE

Stocks                           98.7%
Cash & Other Net Assets           1.3%

TOP TEN HOLDINGS

Aspect Medical Systems, Inc.                                              2.5%
------------------------------------------------------------------------------
Silicon Laboratories, Inc.                                                2.2%
------------------------------------------------------------------------------
Cognex Corp.                                                              2.0%
------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                      1.8%
------------------------------------------------------------------------------
THQ, Inc.                                                                 1.5%
------------------------------------------------------------------------------
Cytyc Corp.                                                               1.5%
------------------------------------------------------------------------------
Thoratec Corp.                                                            1.4%
------------------------------------------------------------------------------
Activision, Inc.                                                          1.4%
------------------------------------------------------------------------------
DSP Group, Inc.                                                           1.3%
------------------------------------------------------------------------------
TIBCO Software, Inc.                                                      1.3%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Health Care                                                              24.5%
------------------------------------------------------------------------------
Technology                                                               23.6%
------------------------------------------------------------------------------
Special Products & Services                                              12.3%
------------------------------------------------------------------------------
Leisure                                                                   8.7%
------------------------------------------------------------------------------
Retailing                                                                 7.4%
------------------------------------------------------------------------------
Financial Services                                                        7.2%
------------------------------------------------------------------------------
Industrial Goods & Services                                               7.1%
------------------------------------------------------------------------------
Energy                                                                    3.6%
------------------------------------------------------------------------------
Autos & Housing                                                           1.9%
------------------------------------------------------------------------------
Basic Materials                                                           1.2%
------------------------------------------------------------------------------
Consumer Staples                                                          1.0%
------------------------------------------------------------------------------
Utilities & Communications                                                0.2%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH INTERNATIONAL SERIES

PORTFOLIO STRUCTURE

Stocks                           98.5%
Cash & Other Net Assets           1.5%

TOP TEN HOLDINGS

TOTAL S.A.                                                                3.0%
------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                             2.9%
------------------------------------------------------------------------------
Nestle S.A.                                                               2.3%
------------------------------------------------------------------------------
Roche Holdings AG                                                         2.2%
------------------------------------------------------------------------------
Vodafone Group PLC                                                        2.2%
------------------------------------------------------------------------------
Suez S.A.                                                                 2.2%
------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                          2.0%
------------------------------------------------------------------------------
Mitsui Mining & Smelting Co., Ltd.                                        2.0%
------------------------------------------------------------------------------
Telefonica S.A.                                                           1.9%
------------------------------------------------------------------------------
Schneider Electric S.A.                                                   1.8%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       27.4%
------------------------------------------------------------------------------
Utilities & Communications                                               11.7%
------------------------------------------------------------------------------
Energy                                                                    9.0%
------------------------------------------------------------------------------
Technology                                                                8.4%
------------------------------------------------------------------------------
Health Care                                                               8.0%
------------------------------------------------------------------------------
Industrial Goods & Services                                               7.2%
------------------------------------------------------------------------------
Basic Materials                                                           6.9%
------------------------------------------------------------------------------
Consumer Staples                                                          6.4%
------------------------------------------------------------------------------
Leisure                                                                   5.1%
------------------------------------------------------------------------------
Autos & Housing                                                           4.4%
------------------------------------------------------------------------------
Retailing                                                                 2.8%
------------------------------------------------------------------------------
Transportation                                                            1.2%
------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

Great Britain                                                            19.8%
------------------------------------------------------------------------------
Japan                                                                    16.8%
------------------------------------------------------------------------------
France                                                                   15.8%
------------------------------------------------------------------------------
Switzerland                                                               7.9%
------------------------------------------------------------------------------
South Korea                                                               7.3%
------------------------------------------------------------------------------
Mexico                                                                    3.7%
------------------------------------------------------------------------------
Spain                                                                     3.4%
------------------------------------------------------------------------------
Germany                                                                   3.1%
------------------------------------------------------------------------------
Netherlands                                                               2.4%
------------------------------------------------------------------------------
Other                                                                    19.8%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC GROWTH SERIES

PORTFOLIO STRUCTURE

Stocks                           99.4%
Cash & Other Net Assets           0.6%

TOP TEN HOLDINGS

Cisco Systems, Inc.                                                       3.9%
------------------------------------------------------------------------------
Microsoft Corp.                                                           3.6%
------------------------------------------------------------------------------
Johnson & Johnson                                                         3.6%
------------------------------------------------------------------------------
Wyeth                                                                     3.4%
------------------------------------------------------------------------------
Dell, Inc.                                                                3.0%
------------------------------------------------------------------------------
Amgen, Inc.                                                               2.6%
------------------------------------------------------------------------------
Abbott Laboratories                                                       2.4%
------------------------------------------------------------------------------
Oracle Corp.                                                              2.3%
------------------------------------------------------------------------------
EMC Corp.                                                                 2.1%
------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                     2.0%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Technology                                                               35.9%
------------------------------------------------------------------------------
Health Care                                                              24.3%
------------------------------------------------------------------------------
Retailing                                                                12.7%
------------------------------------------------------------------------------
Leisure                                                                  10.3%
------------------------------------------------------------------------------
Consumer Staples                                                          4.3%
------------------------------------------------------------------------------
Financial Services                                                        3.9%
------------------------------------------------------------------------------
Special Products & Services                                               2.7%
------------------------------------------------------------------------------
Industrial Goods & Services                                               2.6%
------------------------------------------------------------------------------
Transportation                                                            1.9%
------------------------------------------------------------------------------
Basic Materials                                                           0.8%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC VALUE SERIES

PORTFOLIO STRUCTURE

Stocks                           98.3%
Cash & Other Net Assets           1.7%

TOP TEN HOLDINGS

Sprint Corp.                                                              5.3%
------------------------------------------------------------------------------
Verizon Communications, Inc.                                              4.7%
------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                   4.1%
------------------------------------------------------------------------------
Symantec Corp.                                                            3.9%
------------------------------------------------------------------------------
Wyeth                                                                     3.7%
------------------------------------------------------------------------------
Owens-Illinois, Inc.                                                      3.6%
------------------------------------------------------------------------------
Nortel Networks Corp.                                                     3.6%
------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                        3.3%
------------------------------------------------------------------------------
Viacom, Inc., "B"                                                         3.2%
------------------------------------------------------------------------------
Merck & Co., Inc.                                                         2.9%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       21.3%
------------------------------------------------------------------------------
Technology                                                               13.6%
------------------------------------------------------------------------------
Utilities & Communications                                               11.9%
------------------------------------------------------------------------------
Health Care                                                              11.6%
------------------------------------------------------------------------------
Energy                                                                   10.5%
------------------------------------------------------------------------------
Leisure                                                                   8.6%
------------------------------------------------------------------------------
Basic Materials                                                           5.5%
------------------------------------------------------------------------------
Retailing                                                                 4.8%
------------------------------------------------------------------------------
Industrial Goods & Services                                               4.5%
------------------------------------------------------------------------------
Autos & Housing                                                           3.2%
------------------------------------------------------------------------------
Consumer Staples                                                          2.8%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- TECHNOLOGY SERIES

PORTFOLIO STRUCTURE

Stocks                           99.9%
Cash & Other Net Assets           0.1%

TOP TEN HOLDINGS

EMC Corp.                                                                 5.3%
------------------------------------------------------------------------------
Oracle Corp.                                                              5.1%
------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       4.9%
------------------------------------------------------------------------------
Dell, Inc.                                                                4.7%
------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                         4.5%
------------------------------------------------------------------------------
Google, Inc., "A"                                                         4.5%
------------------------------------------------------------------------------
VERITAS Software Corp.                                                    4.0%
------------------------------------------------------------------------------
Network Appliance, Inc.                                                   3.9%
------------------------------------------------------------------------------
Amdocs Ltd.                                                               3.2%
------------------------------------------------------------------------------
Texas Instruments, Inc.                                                   3.1%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Technology                                                               88.9%
------------------------------------------------------------------------------
Leisure                                                                   3.9%
------------------------------------------------------------------------------
Retailing                                                                 2.7%
------------------------------------------------------------------------------
Special Products & Services                                               2.7%
------------------------------------------------------------------------------
Industrial Goods & Services                                               1.1%
------------------------------------------------------------------------------
Energy                                                                    0.6%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- VALUE SERIES

PORTFOLIO STRUCTURE

Stocks                           98.9%
Cash & Other Net Assets           1.1%

TOP TEN HOLDINGS

Bank of America Corp.                                                     3.8%
------------------------------------------------------------------------------
Citigroup, Inc.                                                           3.4%
------------------------------------------------------------------------------
Altria Group, Inc.                                                        3.1%
------------------------------------------------------------------------------
ConocoPhillips                                                            2.9%
------------------------------------------------------------------------------
Sprint Corp.                                                              2.7%
------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                 2.7%
------------------------------------------------------------------------------
MetLife, Inc.                                                             2.6%
------------------------------------------------------------------------------
Allstate Corp.                                                            2.3%
------------------------------------------------------------------------------
Dominion Resources, Inc.                                                  2.2%
------------------------------------------------------------------------------
TOTAL S.A., ADR                                                           2.2%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       28.6%
------------------------------------------------------------------------------
Energy                                                                   12.2%
------------------------------------------------------------------------------
Utilities & Communications                                               10.3%
------------------------------------------------------------------------------
Consumer Staples                                                         10.0%
------------------------------------------------------------------------------
Industrial Goods & Services                                               9.8%
------------------------------------------------------------------------------
Basic Materials                                                           7.9%
------------------------------------------------------------------------------
Health Care                                                               6.9%
------------------------------------------------------------------------------
Leisure                                                                   4.6%
------------------------------------------------------------------------------
Retailing                                                                 2.7%
------------------------------------------------------------------------------
Technology                                                                1.8%
------------------------------------------------------------------------------
Special Products & Services                                               1.5%
------------------------------------------------------------------------------
Autos & Housing                                                           1.4%
------------------------------------------------------------------------------
Transportation                                                            1.2%
------------------------------------------------------------------------------

Percentages are based on net assets as of 6/30/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JANUARY 1, 2005 THROUGH JUNE 30, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
CAPITAL                      Expense      Value         Value      1/01/05 -
OPPORTUNITIES SERIES          Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.85%     $1,000.00     $  975.40      $4.16
  Hypothetical*               0.85%     $1,000.00     $1,020.58      $4.26
Service Class
  Actual                      1.10%     $1,000.00     $  974.30      $5.38
  Hypothetical*               1.10%     $1,000.00     $1,019.34      $5.51

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
CORE                         Expense      Value         Value      1/01/05 -
EQUITY SERIES                 Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.90%     $1,000.00     $1,004.40      $4.47
  Hypothetical*               0.90%     $1,000.00     $1,020.33      $4.51
Service Class
  Actual                      1.15%     $1,000.00     $1,003.30      $5.71
  Hypothetical*               1.15%     $1,000.00     $1,019.09      $5.76

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
INTERNATIONAL                Expense      Value         Value      1/01/05 -
GROWTH SERIES                 Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      1.14%     $1,000.00     $  978.40      $5.59
  Hypothetical*               1.14%     $1,000.00     $1,019.14      $5.71
Service Class
  Actual                      1.39%     $1,000.00     $  977.60      $6.82
  Hypothetical*               1.39%     $1,000.00     $1,017.90      $6.95

                                        Beginning       Ending   Expenses Paid
MASSACHUSETTS               Annualized   Account       Account   During Period**
INVESTORS GROWTH             Expense      Value         Value      1/01/05 -
STOCK SERIES                  Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.84%     $1,000.00     $  976.50      $4.12
  Hypothetical*               0.84%     $1,000.00     $1,020.63      $4.21
Service Class
  Actual                      1.09%     $1,000.00     $  976.10      $5.34
  Hypothetical*               1.09%     $1,000.00     $1,019.39      $5.46

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
MID CAP                      Expense      Value         Value      1/01/05 -
VALUE SERIES                  Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      1.00%     $1,000.00     $1,006.60      $4.98
  Hypothetical*               1.00%     $1,000.00     $1,019.84      $5.01
Service Class
  Actual                      1.25%     $1,000.00     $1,005.90      $6.22
  Hypothetical*               1.25%     $1,000.00     $1,018.60      $6.26

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
NEW DISCOVERY                Expense      Value         Value      1/01/05 -
SERIES                        Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      1.01%     $1,000.00     $  956.00      $4.90
  Hypothetical*               1.01%     $1,000.00     $1,019.79      $5.06
Service Class
  Actual                      1.26%     $1,000.00     $  955.60      $6.11
  Hypothetical*               1.26%     $1,000.00     $1,018.55      $6.31

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
RESEARCH                     Expense      Value         Value      1/01/05 -
INTERNATIONAL SERIES          Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      1.14%     $1,000.00     $  974.80      $5.58
  Hypothetical*               1.14%     $1,000.00     $1,019.14      $5.71
Service Class
  Actual                      1.40%     $1,000.00     $  973.00      $6.85
  Hypothetical*               1.40%     $1,000.00     $1,017.85      $7.00

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
STRATEGIC                    Expense      Value         Value      1/01/05 -
GROWTH SERIES                 Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.93%     $1,000.00     $  964.30      $4.53
  Hypothetical*               0.93%     $1,000.00     $1,020.18      $4.66
Service Class
  Actual                      1.18%     $1,000.00     $  964.40      $5.75
  Hypothetical*               1.18%     $1,000.00     $1,018.94      $5.91

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
STRATEGIC                    Expense      Value         Value      1/01/05 -
VALUE SERIES                  Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      1.00%     $1,000.00     $  986.40      $4.93
  Hypothetical*               1.00%     $1,000.00     $1,019.84      $5.01
Service Class
  Actual                      1.25%     $1,000.00     $  985.00      $6.15
  Hypothetical*               1.25%     $1,000.00     $1,018.60      $6.26

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
TECHNOLOGY                   Expense      Value         Value      1/01/05 -
SERIES                        Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.99%     $1,000.00     $  933.30      $4.75
  Hypothetical*               0.99%     $1,000.00     $1,019.89      $4.96
Service Class
  Actual                      1.24%     $1,000.00     $  932.50      $5.94
  Hypothetical*               1.24%     $1,000.00     $1,018.65      $6.21

                                        Beginning       Ending   Expenses Paid
                            Annualized   Account       Account   During Period**
                             Expense      Value         Value      1/01/05 -
VALUE SERIES                  Ratio      1/01/05       6/30/05     6/30/05
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.84%     $1,000.00     $1,012.30      $4.19
  Hypothetical*               0.84%     $1,000.00     $1,020.63      $4.21
Service Class
  Actual                      1.09%     $1,000.00     $1,010.90      $5.43
  Hypothetical*               1.09%     $1,000.00     $1,019.39      $5.46

 * 5% class return per year before expenses.
** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
CAPITAL OPPORTUNITIES SERIES
STOCKS -- 100.2%

Issuer                                                                       Shares            Value

AEROSPACE -- 1.1%
Lockheed Martin Corp. ................................................        38,100       $    2,471,547
                                                                                           --------------
APPAREL MANUFACTURERS -- 0.5%
Reebok International Ltd.^ ...........................................        26,530       $    1,109,750
                                                                                           --------------
AUTOMOTIVE -- 0.6%
SPX Corp.^ ...........................................................        29,560       $    1,359,169
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 6.9%
American Express Co. .................................................        15,600       $      830,388
Bank of America Corp. ................................................        67,468            3,077,215
Citigroup, Inc. ......................................................        34,806            1,609,081
Freddie Mac ..........................................................        18,660            1,217,192
J.P. Morgan Chase & Co. ..............................................       142,540            5,034,513
PNC Financial Services Group, Inc. ...................................        75,930            4,135,148
                                                                                           --------------
                                                                                           $   15,903,537
                                                                                           --------------
BIOTECHNOLOGY -- 4.0%
Amgen, Inc.* .........................................................        47,070       $    2,845,852
Biogen Idec, Inc.* ...................................................        27,690              953,920
Genzyme Corp.* .......................................................        23,931            1,438,014
Gilead Sciences, Inc.* ...............................................        35,700            1,570,443
ImClone Systems, Inc.* ...............................................        10,200              315,894
MedImmune, Inc.* .....................................................        77,220            2,063,318
                                                                                           --------------
                                                                                           $    9,187,441
                                                                                           --------------
BROADCAST & CABLE TV -- 7.0%
Comcast Corp., "Special A"* ..........................................        34,550       $    1,034,772
Grupo Televisa S.A., ADR .............................................        11,330              703,480
Interpublic Group of Cos., Inc.^* ....................................       230,810            2,811,266
News Corp., "A" ......................................................        79,720            1,289,870
Time Warner, Inc.* ...................................................        51,000              852,210
Univision Communications, Inc., "A"^* ................................        21,980              605,549
Viacom, Inc., "B" ....................................................       176,890            5,664,018
Walt Disney Co. ......................................................       122,710            3,089,838
                                                                                           --------------
                                                                                           $   16,051,003
                                                                                           --------------
BROKERAGE & ASSET MANAGERS -- 2.9%
Mellon Financial Corp. ...............................................       135,360       $    3,883,478
Merrill Lynch & Co., Inc. ............................................        51,270            2,820,363
                                                                                           --------------
                                                                                           $    6,703,841
                                                                                           --------------
BUSINESS SERVICES -- 0.8%
Accenture Ltd., "A"* .................................................        67,000       $    1,518,890
Getty Images, Inc.* ..................................................         5,940              441,104
                                                                                           --------------
                                                                                           $    1,959,994
                                                                                           --------------
CHEMICALS -- 0.4%
Monsanto Co. .........................................................        14,760       $      927,961
                                                                                           --------------
COMPUTER SOFTWARE -- 7.8%
Amdocs Ltd.* .........................................................        31,240       $      825,673
Check Point Software Technologies Ltd.* ..............................        19,830              392,634
Citrix Systems, Inc.^* ...............................................         9,800              212,268
Compuware Corp.* .....................................................       203,560            1,463,596
Mercury Interactive Corp.* ...........................................        51,510            1,975,924
Microsoft Corp. ......................................................       158,848            3,945,784
Oracle Corp.* ........................................................       193,176            2,549,923
Symantec Corp.* ......................................................       211,790            4,604,315
VERITAS Software Corp.* ..............................................        81,900            1,998,360
                                                                                           --------------
                                                                                           $   17,968,477
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 3.1%
Dell, Inc.* ..........................................................        84,090       $    3,322,396
Infosys Technologies Ltd., ADR .......................................         8,000              619,760
LG.Philips LCD Co. Ltd., ADR^* .......................................        25,140              574,700
Sun Microsystems, Inc.* ..............................................       686,000            2,558,780
                                                                                           --------------
                                                                                           $    7,075,636
                                                                                           --------------
CONSTRUCTION -- 1.2%
Masco Corp. ..........................................................        84,650       $    2,688,484
                                                                                           --------------
CONSUMER GOODS & SERVICES -- 2.6%
Avon Products, Inc. ..................................................        10,000       $      378,500
Cintas Corp. .........................................................        27,700            1,069,220
Gillette Co. .........................................................        58,660            2,969,956
Procter & Gamble Co. .................................................        29,460            1,554,015
                                                                                           --------------
                                                                                           $    5,971,691
                                                                                           --------------
CONTAINERS -- 2.0%
Owens-Illinois, Inc.* ................................................       176,020       $    4,409,301
Smurfit-Stone Container Corp.* .......................................        18,930              192,518
                                                                                           --------------
                                                                                           $    4,601,819
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 2.4%
Cooper Industries Ltd., "A"^ .........................................         8,130       $      519,507
General Electric Co. .................................................        22,605              783,263
Tyco International Ltd. ..............................................       142,275            4,154,430
                                                                                           --------------
                                                                                           $    5,457,200
                                                                                           --------------
ELECTRONICS -- 3.7%
Analog Devices, Inc. .................................................        36,640       $    1,367,038
KLA-Tencor Corp. .....................................................        18,340              801,458
Linear Technology Corp. ..............................................         4,400              161,436
Marvell Technology Group Ltd.* .......................................        37,120            1,412,045
PMC-Sierra, Inc.^* ...................................................        82,670              771,311
Samsung Electronics Co. Ltd., GDR## ..................................         5,310            1,270,418
Samsung Electronics Co. Ltd., GDR ....................................           100               23,925
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^ ....................        86,673              790,458
Texas Instruments, Inc. ..............................................        26,160              734,311
Xilinx, Inc. .........................................................        47,190            1,203,345
                                                                                           --------------
                                                                                           $    8,535,745
                                                                                           --------------
ENERGY -- INDEPENDENT -- 1.6%
Apache Corp. .........................................................         9,800       $      633,080
Devon Energy Corp. ...................................................        62,090            3,146,721
                                                                                           --------------
                                                                                           $    3,779,801
                                                                                           --------------
FOOD & DRUG STORES -- 0.5%
CVS Corp. ............................................................        42,020       $    1,221,521
                                                                                           --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.4%
General Mills, Inc. ..................................................        23,450       $    1,097,225
PepsiCo, Inc. ........................................................        29,670            1,600,103
SYSCO Corp.^ .........................................................        11,860              429,213
                                                                                           --------------
                                                                                           $    3,126,541
                                                                                           --------------
FOREST & PAPER PRODUCTS -- 0.9%
Bowater, Inc.^ .......................................................        62,930       $    2,037,044
                                                                                           --------------
GAMING & LODGING -- 0.6%
Carnival Corp. .......................................................        16,330       $      890,801
Royal Caribbean Cruises Ltd.^ ........................................         9,810              474,412
                                                                                           --------------
                                                                                           $    1,365,213
                                                                                           --------------
GENERAL MERCHANDISE -- 3.0%
Kohl's Corp.* ........................................................        34,250       $    1,914,917
Target Corp. .........................................................        27,590            1,501,172
Wal-Mart Stores, Inc. ................................................        70,600            3,402,920
                                                                                           --------------
                                                                                           $    6,819,009
                                                                                           --------------
INSURANCE -- 3.5%
Allstate Corp. .......................................................        57,120       $    3,412,920
American International Group, Inc. ...................................        16,830              977,823
Conseco, Inc.* .......................................................       124,000            2,705,680
Hartford Financial Services Group, Inc. ..............................        11,964              894,668
                                                                                           --------------
                                                                                           $    7,991,091
                                                                                           --------------
INTERNET -- 1.1%
eBay, Inc.* ..........................................................        30,210       $      997,232
Yahoo!, Inc.* ........................................................        43,660            1,512,819
                                                                                           --------------
                                                                                           $    2,510,051
                                                                                           --------------
LEISURE & TOYS -- 1.5%
Activision, Inc.^* ...................................................        20,043       $      331,110
Electronic Arts, Inc.* ...............................................        29,810            1,687,544
Mattel, Inc. .........................................................        83,880            1,535,004
                                                                                           --------------
                                                                                           $    3,553,658
                                                                                           --------------
MACHINERY & TOOLS -- 0.2%
Illinois Tool Works, Inc.^ ...........................................         4,960       $      395,213
                                                                                           --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.2%
Tenet Healthcare Corp.* ..............................................       232,590       $    2,846,902
                                                                                           --------------
MEDICAL EQUIPMENT -- 1.5%
Boston Scientific Corp.* .............................................         5,730       $      154,710
Fisher Scientific International, Inc.^* ..............................         9,250              600,325
Medtronic, Inc. ......................................................        21,280            1,102,091
St. Jude Medical, Inc.* ..............................................        27,160            1,184,448
Waters Corp.* ........................................................        13,010              483,582
                                                                                           --------------
                                                                                           $    3,525,156
                                                                                           --------------
OIL SERVICES -- 4.2%
BJ Services Co.^ .....................................................        25,260       $    1,325,645
Cooper Cameron Corp.* ................................................        38,450            2,385,822
GlobalSantaFe Corp. ..................................................        78,198            3,190,478
Noble Corp.^ .........................................................        45,450            2,795,630
                                                                                           --------------
                                                                                           $    9,697,575
                                                                                           --------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.4%
EMC Corp.* ...........................................................       162,270       $    2,224,722
Network Appliance, Inc.^* ............................................        32,000              904,640
                                                                                           --------------
                                                                                           $    3,129,362
                                                                                           --------------
PHARMACEUTICALS -- 11.1%
Abbott Laboratories ..................................................        87,290       $    4,278,083
Allergan, Inc. .......................................................        17,930            1,528,353
Eli Lilly & Co. ......................................................        36,780            2,049,014
Johnson & Johnson ....................................................        61,550            4,000,750
Merck & Co., Inc. ....................................................       118,080            3,636,864
Roche Holding AG .....................................................         9,160            1,153,587
Teva Pharmaceutical Industries Ltd., ADR .............................        17,270              537,788
Wyeth ................................................................       188,271            8,378,060
                                                                                           --------------
                                                                                           $   25,562,499
                                                                                           --------------
RESTAURANTS -- 0.4%
Outback Steakhouse, Inc. .............................................        18,390       $      831,964
                                                                                           --------------
SPECIALTY STORES -- 4.7%
Bed Bath & Beyond, Inc.* .............................................        12,370       $      516,819
Circuit City Stores, Inc. ............................................        66,500            1,149,785
Gap, Inc. ............................................................        90,220            1,781,845
Home Depot, Inc. .....................................................        27,920            1,086,088
Lowe's Cos., Inc. ....................................................        27,740            1,615,023
OfficeMax, Inc.^ .....................................................        62,460            1,859,434
PETsMART, Inc. .......................................................        32,350              981,823
Staples, Inc. ........................................................        30,645              653,351
TJX Cos., Inc.^ ......................................................        43,360            1,055,816
                                                                                           --------------
                                                                                           $   10,699,984
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 7.3%
Cisco Systems, Inc.* .................................................       230,940       $    4,413,263
Comverse Technology, Inc.* ...........................................        46,920            1,109,658
Corning, Inc.^* ......................................................       108,540            1,803,935
Nokia Corp., ADR .....................................................       222,970            3,710,221
Nortel Networks Corp.^* ..............................................     1,697,870            4,431,441
QUALCOMM, Inc. .......................................................        42,580            1,405,566
                                                                                           --------------
                                                                                           $   16,874,084
                                                                                           --------------
TELEPHONE SERVICES -- 5.2%
Sprint Corp. .........................................................       257,590       $    6,462,933
Verizon Communications, Inc. .........................................       161,510            5,580,171
                                                                                           --------------
                                                                                           $   12,043,104
                                                                                           --------------
TRUCKING -- 0.9%
Expeditors International of Washington, Inc. .........................         9,260       $      461,241
FedEx Corp. ..........................................................         8,730              707,217
United Parcel Service, Inc., "B" .....................................        13,500              933,660
                                                                                           --------------
                                                                                           $    2,102,118
                                                                                           --------------
UTILITIES -- ELECTRIC POWER -- 1.0%
Calpine Corp.* .......................................................       674,650       $    2,293,810
                                                                                           --------------
    Total Stocks (Identified Cost, $213,271,938) ...................................       $  230,378,995
                                                                                           --------------
SHORT-TERM OBLIGATION -- 0%
Issuer                                                                    Par Amount                Value
General Electric Capital Corp., 3.4%,
  due 7/01/05, at Amortized Cost< ....................................   $    70,000       $       70,000
                                                                                           --------------
COLLATERAL FOR SECURITIES LOANED -- 7.5%
Issuer                                                                        Shares                Value
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ........................................................    17,161,830       $   17,161,830
                                                                                           --------------
    Total Investments
      (Identified Cost, $230,503,768) ..............................................       $  247,610,825
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- (7.7)% .......................................................          (17,648,759)
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $  229,962,066
                                                                                           ==============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005

CORE EQUITY SERIES

STOCKS -- 98.7%

Issuer                                                                    Shares            Value

AEROSPACE -- 3.0%
ITT Industries, Inc. .................................................         4,760       $      464,719
KVH Industries, Inc.^* ...............................................        19,950              184,537
Lockheed Martin Corp. ................................................        11,140              722,652
United Technologies Corp. ............................................        25,770            1,323,290
                                                                                           --------------
                                                                                           $    2,695,198
                                                                                           --------------
APPAREL MANUFACTURERS -- 0.6%
Columbia Sportswear Co.^* ............................................        11,560       $      570,948
                                                                                           --------------
AUTOMOTIVE -- 0.7%
Harley-Davidson, Inc. ................................................         6,020       $      298,592
Magna International, Inc., "A" .......................................         4,650              327,081
                                                                                           --------------
                                                                                           $      625,673
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 12.3%
Bank of America Corp. ................................................        47,828       $    2,181,435
Countrywide Financial Corp. ..........................................        39,390            1,520,848
J.P. Morgan Chase & Co. ..............................................        38,006            1,342,372
North Fork Bancorporation, Inc. ......................................        45,340            1,273,601
PNC Financial Services Group, Inc. ...................................        21,700            1,181,782
SLM Corp. ............................................................        32,170            1,634,236
SunTrust Banks, Inc. .................................................        15,740            1,137,058
Washington Mutual, Inc. ..............................................        16,190              658,771
                                                                                           --------------
                                                                                           $   10,930,103
                                                                                           --------------
BIOTECHNOLOGY -- 1.6%
Amgen, Inc.* .........................................................         6,620       $      400,245
Gilead Sciences, Inc.* ...............................................         9,690              426,263
MedImmune, Inc.* .....................................................        11,060              295,523
Neurochem, Inc.* .....................................................        28,560              287,028
                                                                                           --------------
                                                                                           $    1,409,059
                                                                                           --------------
BROADCAST & CABLE TV -- 3.3%
ADVO, Inc. ...........................................................         4,090       $      130,266
Citadel Broadcasting Corp.* ..........................................         3,850               44,082
Comcast Corp., "A"* ..................................................         6,620              203,234
Interpublic Group of Cos., Inc.* .....................................        54,520              664,054
R.H. Donnelley Corp.* ................................................         3,430              212,591
Radio One, Inc., "D"^* ...............................................        15,780              201,511
Viacom, Inc., "B" ....................................................        16,670              533,773
Walt Disney Co. ......................................................        38,170              961,121
                                                                                           --------------
                                                                                           $    2,950,632
                                                                                           --------------
BROKERAGE & ASSET MANAGERS -- 2.8%
Affiliated Managers Group, Inc.^* ....................................         2,670       $      182,441
Franklin Resources, Inc. .............................................         2,040              157,039
Goldman Sachs Group, Inc. ............................................         8,410              857,988
Legg Mason, Inc. .....................................................         8,190              852,661
MarketAxess Holdings, Inc.^* .........................................        35,310              399,003
                                                                                           --------------
                                                                                           $    2,449,132
                                                                                           --------------
BUSINESS SERVICES -- 1.7%
Accenture Ltd., "A"* .................................................        37,270       $      844,911
Getty Images, Inc.^* .................................................         2,600              193,076
Hewitt Associates, Inc., "A"^* .......................................         5,450              144,480
SIRVA, Inc.^* ........................................................        39,670              337,592
                                                                                           --------------
                                                                                           $    1,520,059
                                                                                           --------------
CHEMICALS -- 1.9%
E.I. du Pont de Nemours & Co. ........................................        13,240       $      569,452
Monsanto Co. .........................................................        17,340            1,090,166
                                                                                           --------------
                                                                                           $    1,659,618
                                                                                           --------------
COMPUTER SOFTWARE -- 2.9%
FileNet Corp.^* ......................................................         9,240       $      232,294
MicroStrategy, Inc., "A"^* ...........................................        12,470              661,409
Oracle Corp.* ........................................................        72,200              953,040
Symantec Corp.* ......................................................        33,800              734,812
                                                                                           --------------
                                                                                           $    2,581,555
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.4%
Apple Computer, Inc.* ................................................         7,220       $      265,768
Dell, Inc.* ..........................................................        46,680            1,844,327
                                                                                           --------------
                                                                                           $    2,110,095
                                                                                           --------------
CONSTRUCTION -- 0.5%
Masco Corp. ..........................................................        12,870       $      408,751
                                                                                           --------------
CONSUMER GOODS & SERVICES -- 2.8%
Career Education Corp.^* .............................................         7,070       $      258,833
Gillette Co. .........................................................        17,740              898,176
Procter & Gamble Co. .................................................        26,070            1,375,192
                                                                                           --------------
                                                                                           $    2,532,201
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 3.6%
American Standard Cos., Inc. .........................................         5,010       $      210,019
General Electric Co. .................................................        55,870            1,935,895
Tyco International Ltd. ..............................................        37,300            1,089,160
                                                                                           --------------
                                                                                           $    3,235,074
                                                                                           --------------
ELECTRONICS -- 3.1%
Analog Devices, Inc. .................................................        19,820       $      739,484
FormFactor, Inc.^* ...................................................         8,830              233,289
KLA-Tencor Corp. .....................................................         4,810              210,197
Marvell Technology Group Ltd.* .......................................         5,050              192,102
PMC-Sierra, Inc.^* ...................................................        33,360              311,249
Silicon Laboratories, Inc.^* .........................................        13,950              365,630
Xilinx, Inc. .........................................................        26,650              679,575
                                                                                           --------------
                                                                                           $    2,731,526
                                                                                           --------------
ENERGY -- INDEPENDENT -- 1.1%
Devon Energy Corp. ...................................................         7,730       $      391,756
EOG Resources, Inc. ..................................................         3,400              193,120
Noble Energy, Inc.^ ..................................................         4,840              366,146
                                                                                           --------------
                                                                                           $      951,022
                                                                                           --------------
ENERGY -- INTEGRATED -- 6.1%
ConocoPhillips .......................................................        18,500       $    1,063,565
Exxon Mobil Corp. ....................................................        38,706            2,224,434
TOTAL S.A., ADR^ .....................................................        18,040            2,107,974
                                                                                           --------------
                                                                                           $    5,395,973
                                                                                           --------------
FOOD & DRUG STORES -- 1.3%
CVS Corp. ............................................................        28,220       $      820,355
Kroger Co.* ..........................................................        16,050              305,431
                                                                                           --------------
                                                                                           $    1,125,786
                                                                                           --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 2.5%
H.J. Heinz Co. .......................................................        15,250       $      540,155
PepsiCo, Inc. ........................................................        32,087            1,730,452
                                                                                           --------------
                                                                                           $    2,270,607
                                                                                           --------------
FOREST & PAPER PRODUCTS -- 0.5%
Abitibi-Consolidated, Inc. ...........................................       109,540       $      490,739
                                                                                           --------------
GAMING & LODGING -- 1.0%
Carnival Corp. .......................................................         7,070       $      385,668
Harrah's Entertainment, Inc. .........................................         1,650              118,915
WMS Industries, Inc.^* ...............................................        11,370              383,738
                                                                                           --------------
                                                                                           $      888,321
                                                                                           --------------
GENERAL MERCHANDISE -- 4.5%
Family Dollar Stores, Inc.^ ..........................................        20,940       $      546,534
Kohl's Corp.* ........................................................        26,040            1,455,896
Target Corp. .........................................................        21,630            1,176,888
Wal-Mart Stores, Inc. ................................................        17,420              839,644
                                                                                           --------------
                                                                                           $    4,018,962
                                                                                           --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.7%
CIGNA Corp. ..........................................................         5,910       $      632,547
                                                                                           --------------

INSURANCE -- 4.2%
Ace Ltd. .............................................................        11,810       $      529,679
American International Group, Inc. ...................................        17,030              989,443
Conseco, Inc.* .......................................................        11,250              245,475
Genworth Financial, Inc., "A" ........................................        17,560              530,839
Hartford Financial Services Group, Inc. ..............................         5,380              402,316
MetLife, Inc. ........................................................        11,430              513,664
Prudential Financial, Inc. ...........................................         8,410              552,201
                                                                                           --------------
                                                                                           $    3,763,617
                                                                                           --------------
INTERNET -- 1.5%
Ariba, Inc.^* ........................................................       100,320       $      581,856
Yahoo!, Inc.* ........................................................        20,540              711,711
                                                                                           --------------
                                                                                           $    1,293,567
                                                                                           --------------
LEISURE & TOYS -- 0.3%
Electronic Arts, Inc.* ...............................................         1,680       $       95,105
Hasbro, Inc. .........................................................         3,220               66,944
Mattel, Inc. .........................................................         3,840               70,272
                                                                                           --------------
                                                                                           $      232,321
                                                                                           --------------
MACHINERY & TOOLS -- 0.3%
Caterpillar, Inc.^ ...................................................         2,960       $      282,118
                                                                                           --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 2.1%
Allscripts Healthcare Solutions, Inc.^* ..............................        10,190       $      169,256
Cerner Corp.^* .......................................................         1,740              118,268
LifePoint Hospitals, Inc.* ...........................................        12,310              621,901
Omnicell, Inc.^* .....................................................         5,880               51,744
Tenet Healthcare Corp.* ..............................................        59,480              728,035
TriZetto Group, Inc.^* ...............................................        11,280              158,033
                                                                                           --------------
                                                                                           $    1,847,237
                                                                                           --------------
MEDICAL EQUIPMENT -- 1.9%
Aspect Medical Systems, Inc.^* .......................................         3,550       $      105,577
Boston Scientific Corp.* .............................................         9,310              251,370
C.R. Bard, Inc. ......................................................         3,960              263,380
St. Jude Medical, Inc.* ..............................................         9,010              392,926
Syneron Medical Ltd.* ................................................         5,460              199,781
Zimmer Holdings, Inc.* ...............................................         6,450              491,297
                                                                                           --------------
                                                                                           $    1,704,331
                                                                                           --------------
METALS & MINING -- 1.0%
Companhia Vale do Rio Doce, ADR ......................................        30,000       $      878,400
                                                                                           --------------
NATURAL GAS -- DISTRIBUTION -- 0.5%
Sempra Energy ........................................................        11,190       $      462,259
                                                                                           --------------
OIL SERVICES -- 1.3%
GlobalSantaFe Corp. ..................................................         2,450       $       99,960
Halliburton Co. ......................................................        10,090              482,504
Noble Corp. ..........................................................         3,700              227,587
Transocean, Inc.* ....................................................         5,830              314,645
                                                                                           --------------
                                                                                           $    1,124,696
                                                                                           --------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.2%
EMC Corp.* ...........................................................        62,670       $      859,206
Flextronics International Ltd.^* .....................................        15,710              207,529
Network Appliance, Inc.* .............................................        19,230              543,632
Solectron Corp.^* ....................................................        98,740              374,225
                                                                                           --------------
                                                                                           $    1,984,592
                                                                                           --------------
PHARMACEUTICALS -- 7.2%
Abbott Laboratories ..................................................        21,800       $    1,068,418
Allergan, Inc.^ ......................................................         7,280              620,547
Allion Healthcare, Inc.* .............................................         8,440              138,433
Eli Lilly & Co. ......................................................        23,260            1,295,815
Johnson & Johnson ....................................................        18,990            1,234,350
Wyeth ................................................................        47,010            2,091,945
                                                                                           --------------
                                                                                           $    6,449,508
                                                                                           --------------
POLLUTION CONTROL -- 0.2%
Waste Management, Inc. ...............................................         5,020       $      142,267
                                                                                           --------------
REAL ESTATE -- 0.6%
Boston Properties, Inc.^ .............................................         7,240       $      506,800
                                                                                           --------------
RESTAURANTS -- 0.7%
Outback Steakhouse, Inc. .............................................        10,830       $      489,949
Rare Hospitality International, Inc.* ................................         5,200              158,444
                                                                                           --------------
                                                                                           $      648,393
                                                                                           --------------
SPECIALTY CHEMICALS -- 1.4%
Lyondell Chemical Co. ................................................        46,830       $    1,237,249
                                                                                           --------------
SPECIALTY STORES -- 0.6%
PETsMART, Inc. .......................................................         7,870       $      238,854
Restoration Hardware, Inc.^* .........................................        34,560              282,701
                                                                                           --------------
                                                                                           $      521,555
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.7%
Vodafone Group PLC, ADR ..............................................        27,254       $      662,817
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 1.9%
Cisco Systems, Inc.* .................................................        70,900       $    1,354,899
Research In Motion Ltd.^* ............................................         4,260              314,175
                                                                                           --------------
                                                                                           $    1,669,074
                                                                                           --------------
TELEPHONE SERVICES -- 2.3%
CenturyTel, Inc.^ ....................................................         8,820       $      305,437
Sprint Corp. .........................................................        56,120            1,408,051
Syniverse Holdings, Inc.^* ...........................................        22,310              312,340
                                                                                           --------------
                                                                                           $    2,025,828
                                                                                           --------------
TOBACCO -- 2.2%
Altria Group, Inc. ...................................................        29,680       $    1,919,109
                                                                                           --------------
TRUCKING -- 1.5%
CNF, Inc. ............................................................        15,800       $      709,420
FedEx Corp. ..........................................................         5,040              408,290
United Parcel Service, Inc., "B" .....................................         3,550              245,518
                                                                                           --------------
                                                                                           $    1,363,228
                                                                                           --------------
UTILITIES -- ELECTRIC POWER -- 3.2%
CMS Energy Corp.* ....................................................        32,210       $      485,083
Constellation Energy Group, Inc. .....................................         7,650              441,328
Exelon Corp. .........................................................         8,740              448,624
NRG Energy, Inc.* ....................................................         8,100              304,560
PG&E Corp.^ ..........................................................         9,290              348,747
PPL Corp.^ ...........................................................         8,780              521,356
TXU Corp. ............................................................         4,170              346,485
                                                                                           --------------
                                                                                           $    2,896,183
                                                                                           --------------
    Total Stocks (Identified Cost, $78,308,911) ....................................       $   87,798,730
                                                                                           --------------
COLLATERAL FOR SECURITIES LOANED -- 10.8%
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ........................................................     9,622,654       $    9,622,654
                                                                                           --------------
    Total Investments (Identified Cost, $87,931,565) ...............................       $   97,421,384
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- (9.5)% .......................................................           (8,471,495)
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $   88,949,889
                                                                                           ==============

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
INTERNATIONAL GROWTH SERIES
STOCKS -- 96.8%
Issuer                                                                  Shares                Value
ALCOHOLIC BEVERAGES -- 1.1%
Pernod Ricard^ .......................................................         8,880       $    1,417,025
                                                                                           --------------
APPAREL MANUFACTURERS -- 2.4%
Burberry Group PLC ...................................................        95,670       $      688,637
LVMH Moet Hennessy Louis Vuitton S.A.^ ...............................        19,930            1,532,932
Toray Industries, Inc. ...............................................       178,000              841,077
                                                                                           --------------
                                                                                           $    3,062,646
                                                                                           --------------
AUTOMOTIVE -- 1.9%
Autoliv, Inc.^ .......................................................        14,900       $      646,106
Kongsberg Automotive, Inc.* ..........................................        71,030              510,257
Toyota Motor Corp. ...................................................        37,500            1,340,957
                                                                                           --------------
                                                                                           $    2,497,320
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 17.5%
AEON Credit Service Co. Ltd. .........................................        20,400       $    1,272,476
Aiful Corp.^ .........................................................        17,375            1,290,416
Anglo Irish Bank Corp. PLC ...........................................       115,760            1,434,409
Bancolombia S.A., ADR ................................................        43,600              697,164
Bank Rakyat Indonesia ................................................     4,277,000            1,270,830
Close Brothers Group PLC .............................................        79,660            1,049,371
DEPFA Bank PLC .......................................................        63,210            1,010,106
Erste Bank der Oesterreichischen Sparkassen AG .......................        32,820            1,641,401
Grupo Financiero Inbursa S.A. de C.V .................................       358,720              775,773
Housing Development Finance Corp. Ltd. ...............................       101,430            2,062,313
OTP Bank Ltd., GDR ...................................................        23,910            1,594,822
Powszechna Kasa Oszczednosci Bank Polski S.A .........................       123,630            1,000,703
Royal Bank of Scotland Group PLC .....................................        54,285            1,634,554
Shinsei Bank Ltd. ....................................................       188,000            1,009,072
St. George Bank Ltd.^ ................................................        35,600              708,752
Standard Chartered PLC ...............................................        71,190            1,297,418
Takefuji Corp. .......................................................        10,650              720,308
UBS AG ...............................................................        26,775            2,080,880
                                                                                           --------------
                                                                                           $   22,550,768
                                                                                           --------------
BROADCAST & CABLE TV -- 5.1%
Antena TV S.A.^ ......................................................        55,376       $    1,104,934
Astro All Asia Networks PLC ..........................................       449,200              644,247
Grupo Televisa S.A., ADR .............................................        33,460            2,077,531
PagesJaunes S.A.^ ....................................................        26,300              612,838
Premiere AG* .........................................................        23,520              813,193
WPP Group PLC ........................................................       125,160            1,283,802
                                                                                           --------------
                                                                                           $    6,536,545
                                                                                           --------------
BROKERAGE & ASSET MANAGERS -- 1.1%
Schroders PLC ........................................................       100,520       $    1,359,252
                                                                                           --------------
BUSINESS SERVICES -- 1.1%
Accenture Ltd., "A"* .................................................        63,340       $    1,435,918
                                                                                           --------------
COMPUTER SOFTWARE -- 1.8%
Business Objects S.A., ADR^* .........................................        45,900       $    1,207,170
SAP AG ...............................................................         6,650            1,153,904
                                                                                           --------------
                                                                                           $    2,361,074
                                                                                           --------------
CONSTRUCTION -- 2.1%
CEMEX S.A. de C.V., ADR ..............................................        30,692       $    1,301,955
Siam Cement Public Co. Ltd. ..........................................       108,870              636,602
Urbi Desarrollos Urbanos S.A. de C.V.* ...............................       137,620              755,543
                                                                                           --------------
                                                                                           $    2,694,100
                                                                                           --------------
CONSUMER GOODS & SERVICES -- 2.0%
AmorePacific, Corp. ..................................................         2,480       $      655,101
Reckitt Benckiser PLC ................................................        66,440            1,951,913
                                                                                           --------------
                                                                                           $    2,607,014
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 2.6%
Nidec Corp. ..........................................................         8,100       $      853,105
Nitto Denko Corp. ....................................................        26,400            1,501,901
Schneider Electric S.A ...............................................        12,970              973,849
                                                                                           --------------
                                                                                           $    3,328,855
                                                                                           --------------
ELECTRONICS -- 7.3%
CANON, Inc.^ .........................................................        26,000       $    1,362,107
Murata Manufacturing Co. Ltd. ........................................        26,300            1,329,683
Ricoh Co. ............................................................        68,000            1,056,822
Royal Philips Electronics N.V ........................................        49,500            1,243,455
Samsung Electronics Co. Ltd. .........................................         7,680            3,638,727
Ushio, Inc. ..........................................................        44,000              779,759
                                                                                           --------------
                                                                                           $    9,410,553
                                                                                           --------------
ENERGY -- INDEPENDENT -- 3.1%
CNOOC Ltd. ...........................................................     2,287,000       $    1,351,687
EnCana Corp. .........................................................        37,380            1,471,992
Talisman Energy, Inc. ................................................        30,830            1,153,016
                                                                                           --------------
                                                                                           $    3,976,695
                                                                                           --------------
ENERGY -- INTEGRATED -- 3.4%
BP PLC ...............................................................       158,177       $    1,644,655
TOTAL S.A.^ ..........................................................        11,390            2,664,578
                                                                                           --------------
                                                                                           $    4,309,233
                                                                                           --------------
FOOD & DRUG STORES -- 1.2%
Tesco PLC ............................................................       264,600       $    1,506,978
                                                                                           --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 2.7%
Groupe Danone^ .......................................................        14,060       $    1,231,477
Nestle S.A ...........................................................         9,030            2,304,576
                                                                                           --------------
                                                                                           $    3,536,053
                                                                                           --------------
GAMING & LODGING -- 2.4%
Hilton Group PLC .....................................................       185,100       $      945,425
OPAP S.A .............................................................        25,960              746,917
William Hill Organization Ltd. .......................................       138,400            1,331,571
                                                                                           --------------
                                                                                           $    3,023,913
                                                                                           --------------
INSURANCE -- 0.6%
St. James's Place Capital PLC ........................................       179,160       $      735,934
                                                                                           --------------
LEISURE & TOYS -- 0.2%
Heiwa Corp.^ .........................................................        20,800       $      290,992
                                                                                           --------------
MACHINERY & TOOLS -- 2.1%
Atlas Copco AB .......................................................        49,480       $      782,254
Mitsui Mining & Smelting Co. Ltd. ....................................       158,000              738,327
Sandvik AB ...........................................................        31,720            1,173,335
                                                                                           --------------
                                                                                           $    2,693,916
                                                                                           --------------
MEDICAL EQUIPMENT -- 2.7%
Smith & Nephew PLC ...................................................       144,300       $    1,420,139
Straumann Holding AG^ ................................................         3,680              765,681
Synthes, Inc. ........................................................        11,760            1,286,960
                                                                                           --------------
                                                                                           $    3,472,780
                                                                                           --------------
METALS & MINING -- 2.9%
Aber Diamond Corp. ...................................................        20,830       $      636,458
BHP Billiton Ltd. ....................................................       128,330            1,754,722
Companhia Vale do Rio Doce, ADR ......................................        44,230            1,295,054
                                                                                           --------------
                                                                                           $    3,686,234
                                                                                           --------------
OIL SERVICES -- 0.7%
Tenaris S.A., ADR ....................................................        11,740       $      918,890
                                                                                           --------------
PHARMACEUTICALS -- 7.2%
AstraZeneca PLC ......................................................        48,870       $    2,019,242
Chugai Pharmaceutical Co. Ltd.^ ......................................        69,900            1,079,167
Roche Holding AG .....................................................        27,880            3,511,137
Sanofi-Aventis^ ......................................................        33,020            2,700,510
                                                                                           --------------
                                                                                           $    9,310,056
                                                                                           --------------
PRINTING & PUBLISHING -- 2.4%
Reed Elsevier N.V ....................................................        47,300       $      656,651
Reuters Group PLC ....................................................        98,810              696,443
Yell Group PLC .......................................................       224,830            1,709,253
                                                                                           --------------
                                                                                           $    3,062,347
                                                                                           --------------
SPECIALTY CHEMICALS -- 2.4%
Air Liquide S.A.^ ....................................................         7,433       $    1,262,261
Asahi Glass Co. Ltd.^ ................................................        94,000              985,000
Kaneka Corp. .........................................................        80,000              893,705
                                                                                           --------------
                                                                                           $    3,140,966
                                                                                           --------------
SPECIALTY STORES -- 3.4%
Esprit Holdings Ltd. .................................................       114,000       $      820,389
Fast Retailing Co. Ltd. ..............................................        12,300              638,903
Hennes & Mauritz AB, "B"^ ............................................        28,150              988,431
NEXT PLC .............................................................        45,430            1,223,423
Nishimatsuya Chain Co. Ltd.^ .........................................        28,160              751,649
                                                                                           --------------
                                                                                           $    4,422,795
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELESS -- 3.9%
Mobile TeleSystems OJSC, ADR .........................................        19,170       $      645,071
Vodafone Group PLC ...................................................     1,778,440            4,320,956
                                                                                           --------------
                                                                                           $    4,966,027
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 1.7%
CSR PLC* .............................................................       129,240       $      891,529
Nokia Oyj ............................................................        75,760            1,259,482
                                                                                           --------------
                                                                                           $    2,151,011
                                                                                           --------------
TELEPHONE SERVICES -- 4.7%
FastWeb S.p.A.^* .....................................................        21,010       $      903,368
Singapore Telecommunications Ltd. ....................................       888,000            1,459,798
Starhub Ltd.* ........................................................       840,000              912,285
Telefonica S.A.^ .....................................................       170,659            2,783,598
                                                                                           --------------
                                                                                           $    6,059,049
                                                                                           --------------
TOBACCO -- 0.8%
Swedish Match AB^ ....................................................        90,540       $    1,025,923
                                                                                           --------------
UTILITIES -- ELECTRIC POWER -- 2.3%
Iberdrola S.A.^ ......................................................        55,030       $    1,445,496
Suez S.A.^ ...........................................................        55,320            1,494,662
                                                                                           --------------
                                                                                           $    2,940,158
                                                                                           --------------
    Total Stocks (Identified Cost, $106,805,098) ...................................       $  124,491,020
                                                                                           --------------
PREFERRED STOCKS -- 0.7%
AUTOMOTIVE -- 0.7%
Porsche AG ...........................................................         1,201       $      899,406
                                                                                           --------------
    Total Preferred Stocks
      (Identified Cost, $524,923) ..................................................       $      899,406
                                                                                           --------------
COLLATERAL FOR SECURITIES LOANED -- 16.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ........................................................    20,650,339       $   20,650,339
                                                                                           --------------
    Total Investments
      (Identified Cost, $127,980,360)(+) ...........................................       $  146,040,765
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- (13.6)% ......................................................          (17,440,537)
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $  128,600,228
                                                                                           ==============

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
STOCKS -- 98.1%
Issuer                                                                    Shares               Value
AEROSPACE -- 1.2%
Lockheed Martin Corp. ................................................        16,590       $    1,076,193
Northrop Grumman Corp. ...............................................        24,240            1,339,260
United Technologies Corp. ............................................        72,500            3,722,875
                                                                                           --------------
                                                                                           $    6,138,328
                                                                                           --------------
APPAREL MANUFACTURERS -- 1.0%
LVMH Moet Hennessy Louis Vuitton S.A .................................         6,700       $      515,336
Nike, Inc., "B" ......................................................        32,800            2,840,480
Polo Ralph Lauren Corp., "A"^ ........................................         4,710              203,048
Reebok International Ltd.^ ...........................................        38,220            1,598,743
                                                                                           --------------
                                                                                           $    5,157,607
                                                                                           --------------
AUTOMOTIVE -- 0.5%
Harley-Davidson, Inc.^ ...............................................        46,870       $    2,324,752
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 2.6%
American Express Co. .................................................        43,370       $    2,308,585
Citigroup, Inc. ......................................................        69,910            3,231,939
Countrywide Financial Corp. ..........................................        62,440            2,410,808
SLM Corp. ............................................................        98,040            4,980,432
                                                                                           --------------
                                                                                           $   12,931,764
                                                                                           --------------
BIOTECHNOLOGY -- 5.2%
Amgen, Inc.* .........................................................       218,520       $   13,211,719
Biogen Idec, Inc.* ...................................................        39,330            1,354,919
Genzyme Corp.* .......................................................        90,080            5,412,907
Gilead Sciences, Inc.* ...............................................        95,700            4,209,843
ImClone Systems, Inc.*^ ..............................................        30,190              934,984
MedImmune, Inc.* .....................................................        24,730              660,786
                                                                                           --------------
                                                                                           $   25,785,158
                                                                                           --------------
BROADCAST & CABLE TV -- 3.5%
Citadel Broadcasting Corp.*^ .........................................        55,680       $      637,536
Comcast Corp., "A"* ..................................................       111,699            3,429,159
EchoStar Communications Corp., "A"^ ..................................        34,300            1,034,145
Grupo Televisa S.A., ADR .............................................        32,230            2,001,161
News Corp., "A" ......................................................       110,470            1,787,405
Time Warner, Inc.* ...................................................        95,610            1,597,643
Univision Communications, Inc., "A"*^ ................................        74,000            2,038,700
Viacom, Inc., "B" ....................................................        79,970            2,560,639
Walt Disney Co. ......................................................        76,330            1,921,989
XM Satellite Radio Holdings, Inc., "A"* ..............................         2,900               97,614
                                                                                           --------------
                                                                                           $   17,105,991
                                                                                           --------------
BROKERAGE & ASSET MANAGERS -- 1.0%
Chicago Mercantile Exchange Holdings, Inc.^ ..........................         3,800       $    1,122,900
Goldman Sachs Group, Inc. ............................................        19,920            2,032,238
Legg Mason, Inc. .....................................................         7,520              782,907
Mellon Financial Corp. ...............................................        17,310              496,624
Merrill Lynch & Co., Inc. ............................................        12,530              689,275
                                                                                           --------------
                                                                                           $    5,123,944
                                                                                           --------------
BUSINESS SERVICES -- 1.5%
Accenture Ltd., "A"* .................................................       239,330       $    5,425,611
Fiserv, Inc.*^ .......................................................        29,400            1,262,730
Getty Images, Inc.* ..................................................         8,490              630,467
                                                                                           --------------
                                                                                           $    7,318,808
                                                                                           --------------
CHEMICALS -- 1.0%
3M Co. ...............................................................        31,700       $    2,291,910
Monsanto Co. .........................................................        45,890            2,885,104
                                                                                           --------------
                                                                                           $    5,177,014
                                                                                           --------------
COMPUTER SOFTWARE -- 10.1%
Amdocs Ltd.* .........................................................       215,710       $    5,701,215
Check Point Software Technologies Ltd.* ..............................        28,080              555,984
Citrix Systems, Inc.* ................................................        14,060              304,540
Mercury Interactive Corp.* ...........................................       111,520            4,277,907
Microsoft Corp. ......................................................       694,494           17,251,231
NAVTEQ Corp.* ........................................................        19,000              706,420
Oracle Corp.* ........................................................       914,170           12,067,044
Symantec Corp.* ......................................................       286,500            6,228,510
VERITAS Software Corp.* ..............................................       117,500            2,867,000
                                                                                           --------------
                                                                                           $   49,959,851
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 3.5%
Apple Computer, Inc.* ................................................        26,000       $      957,060
CDW Corp.^ ...........................................................        31,200            1,781,208
Dell, Inc.* ..........................................................       315,944           12,482,947
Infosys Technologies Ltd., ADR .......................................        11,560              895,553
International Business Machines Corp. ................................         8,200              608,440
LG.Philips LCD Co. Ltd., ADR*^ .......................................        36,300              829,818
                                                                                           --------------
                                                                                           $   17,555,026
                                                                                           --------------
CONSTRUCTION -- 0.1%
KB Home^ .............................................................         4,200       $      320,166
Pulte Homes, Inc.^ ...................................................         3,400              286,450
                                                                                           --------------
                                                                                           $      606,616
                                                                                           --------------
CONSUMER GOODS & SERVICES -- 3.5%
Apollo Group, Inc., "A"* .............................................        14,900       $    1,165,478
Avon Products, Inc. ..................................................        74,920            2,835,722
Career Education Corp.*^ .............................................        17,430              638,112
Cintas Corp. .........................................................        39,920            1,540,912
Colgate-Palmolive Co. ................................................        24,000            1,197,840
Fortune Brands, Inc. .................................................         2,400              213,120
Gillette Co. .........................................................        39,510            2,000,391
Procter & Gamble Co. .................................................       110,230            5,814,633
Reckitt Benckiser PLC ................................................        71,090            2,088,523
                                                                                           --------------
                                                                                           $   17,494,731
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 2.8%
Cooper Industries Ltd., "A" ..........................................        11,670       $      745,713
Emerson Electric Co. .................................................        11,710              733,397
General Electric Co. .................................................       178,196            6,174,491
Tyco International Ltd. ..............................................       209,780            6,125,576
                                                                                           --------------
                                                                                           $   13,779,177
                                                                                           --------------
ELECTRONICS -- 5.1%
Amphenol Corp., "A" ..................................................        13,020       $      523,013
Analog Devices, Inc. .................................................       141,110            5,264,814
Broadcom Corp., "A"*^ ................................................         6,600              234,366
Intel Corp. ..........................................................        45,700            1,190,942
KLA-Tencor Corp. .....................................................        25,950            1,134,015
Linear Technology Corp. ..............................................         6,220              228,212
Marvell Technology Group Ltd.* .......................................        77,980            2,966,359
PMC-Sierra, Inc.*^ ...................................................       115,200            1,074,816
Samsung Electronics Co. Ltd. .........................................         4,810            2,278,942
Samsung Electronics Co. Ltd., GDR## ..................................         8,450            2,021,663
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^ ....................       226,018            2,061,284
Texas Instruments, Inc. ..............................................       133,810            3,756,047
Xilinx, Inc. .........................................................       103,870            2,648,685
                                                                                           --------------
                                                                                           $   25,383,158
                                                                                           --------------
ENERGY -- INDEPENDENT -- 0.3%
Arch Coal, Inc.^ .....................................................         6,400       $      348,608
EOG Resources, Inc.^ .................................................        16,000              908,800
Massey Energy Co.^ ...................................................         8,700              328,164
                                                                                           --------------
                                                                                           $    1,585,572
                                                                                           --------------
ENERGY -- INTEGRATED -- 0.2%
Amerada Hess Corp. ...................................................         7,800       $      830,778
                                                                                           --------------
FOOD & DRUG STORES -- 1.4%
CVS Corp. ............................................................       241,680       $    7,025,638
                                                                                           --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 2.5%
Groupe Danone ........................................................         3,870       $      338,963
Kellogg Co. ..........................................................        45,200            2,008,688
PepsiCo, Inc. ........................................................       162,700            8,774,411
SYSCO Corp.^ .........................................................        30,940            1,119,719
                                                                                           --------------
                                                                                           $   12,241,781
                                                                                           --------------
FURNITURE & APPLIANCES -- 0.2%
Harman International Industries, Inc. ................................        12,700       $    1,033,272
                                                                                           --------------
GAMING & LODGING -- 1.2%
Carnival Corp. .......................................................        70,060       $    3,821,773
Harrah's Entertainment, Inc. .........................................        17,000            1,225,190
Royal Caribbean Cruises Ltd.^ ........................................        14,110              682,360
                                                                                           --------------
                                                                                           $    5,729,323
                                                                                           --------------
GENERAL MERCHANDISE -- 4.9%
Family Dollar Stores, Inc. ...........................................        38,870       $    1,014,507
Kohl's Corp.* ........................................................       121,330            6,783,560
Target Corp. .........................................................       120,640            6,564,022
Wal-Mart Stores, Inc. ................................................       200,490            9,663,618
                                                                                           --------------
                                                                                           $   24,025,707
                                                                                           --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.9%
UnitedHealth Group, Inc. .............................................         4,900       $      255,486
WellPoint, Inc.* .....................................................        61,100            4,255,004
                                                                                           --------------
                                                                                           $    4,510,490
                                                                                           --------------
INSURANCE -- 1.6%
AFLAC, Inc. ..........................................................        40,160       $    1,738,125
American International Group, Inc. ...................................        88,720            5,154,632
St. Paul Travelers Cos., Inc.^ .......................................        28,900            1,142,417
                                                                                           --------------
                                                                                           $    8,035,174
                                                                                           --------------
INTERNET -- 2.0%
Amazon.com, Inc.*^ ...................................................        13,600       $      449,888
eBay, Inc.* ..........................................................        74,390            2,455,614
Google, Inc., "A"* ...................................................         3,300              970,695
IAC/InterActiveCorp*^ ................................................        52,150            1,254,208
Yahoo!, Inc.* ........................................................       132,100            4,577,265
                                                                                           --------------
                                                                                           $    9,707,670
                                                                                           --------------
LEISURE & TOYS -- 1.5%
Activision, Inc.* ....................................................        28,443       $      469,878
Electronic Arts, Inc.* ...............................................       125,670            7,114,179
                                                                                           --------------
                                                                                           $    7,584,057
                                                                                           --------------
MACHINERY & TOOLS -- 0.7%
Caterpillar, Inc. ....................................................        16,760       $    1,597,396
Illinois Tool Works, Inc.^ ...........................................        25,210            2,008,733
                                                                                           --------------
                                                                                           $    3,606,129
                                                                                           --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.1%
Caremark Rx, Inc.* ...................................................        48,510       $    2,159,665
Cerner Corp.*^ .......................................................         9,400              638,918
Community Health Systems, Inc.* ......................................        29,700            1,122,363
HCA, Inc. ............................................................        22,240            1,260,341
                                                                                           --------------
                                                                                           $    5,181,287
                                                                                           --------------
MEDICAL EQUIPMENT -- 5.0%
Alcon, Inc. ..........................................................         5,500       $      601,425
Boston Scientific Corp.* .............................................        24,490              661,230
C.R. Bard, Inc. ......................................................         8,900              591,939
Fisher Scientific International, Inc.* ...............................        74,210            4,816,229
Medtronic, Inc. ......................................................       123,860            6,414,709
St. Jude Medical, Inc.* ..............................................       139,840            6,098,422
Varian Medical Systems, Inc.*^ .......................................        32,400            1,209,492
Waters Corp.* ........................................................        30,290            1,125,879
Zimmer Holdings, Inc.* ...............................................        43,040            3,278,357
                                                                                           --------------
                                                                                           $   24,797,682
                                                                                           --------------
METALS & MINING -- 0.2%
BHP Billiton Ltd., ADR^ ..............................................         7,700       $      210,210
Companhia Vale do Rio Doce, ADR ......................................        17,490              512,107
                                                                                           --------------
                                                                                           $      722,317
                                                                                           --------------
OIL SERVICES -- 2.0%
BJ Services Co. ......................................................        10,500       $      551,040
GlobalSantaFe Corp. ..................................................        56,080            2,288,064
Halliburton Co. ......................................................        90,410            4,323,406
Noble Corp.^ .........................................................        31,110            1,913,576
Smith International, Inc. ............................................         8,850              563,745
Tenaris S.A., ADR^ ...................................................         4,400              344,388
                                                                                           --------------
                                                                                           $    9,984,219
                                                                                           --------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.4%
EMC Corp.* ...........................................................       592,590       $    8,124,409
Lexmark International, Inc., "A"* ....................................        22,250            1,442,468
Network Appliance, Inc.*^ ............................................        79,550            2,248,879
                                                                                           --------------
                                                                                           $   11,815,756
                                                                                           --------------
PHARMACEUTICALS -- 13.3%
Abbott Laboratories ..................................................       217,470       $   10,658,205
Allergan, Inc. .......................................................        46,320            3,948,317
Eli Lilly & Co. ......................................................       163,920            9,131,983
Johnson & Johnson ....................................................       263,960           17,157,400
Roche Holding AG .....................................................        60,750            7,650,702
Sanofi-Aventis^ ......................................................        16,700            1,365,794
Teva Pharmaceutical Industries Ltd., ADR .............................        70,100            2,182,914
Wyeth ................................................................       314,350           13,988,575
                                                                                           --------------
                                                                                           $   66,083,890
                                                                                           --------------
PRINTING & PUBLISHING -- 0.2%
McGraw-Hill Cos., Inc. ...............................................        17,340       $      767,295
                                                                                           --------------
RESTAURANTS -- 0.7%
Outback Steakhouse, Inc. .............................................        81,300       $    3,678,012
                                                                                           --------------
SPECIALTY CHEMICALS -- 0.5%
Praxair, Inc. ........................................................        55,100       $    2,567,660
                                                                                           --------------
SPECIALTY STORES -- 4.2%
Aeropostale, Inc.*^ ..................................................        27,700       $      930,720
Bed Bath & Beyond, Inc.* .............................................        17,870              746,609
Best Buy Co., Inc.^ ..................................................        35,290            2,419,130
CarMax, Inc.*^ .......................................................        24,280              647,062
Home Depot, Inc. .....................................................        40,320            1,568,448
Lowe's Cos., Inc. ....................................................       142,410            8,291,110
PETsMART, Inc. .......................................................       107,300            3,256,555
Staples, Inc. ........................................................        44,100              940,212
TJX Cos., Inc.^ ......................................................        72,580            1,767,323
                                                                                           --------------
                                                                                           $   20,567,169
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.5%
America Movil S.A. de C.V., ADR, "L"^ ................................        38,610       $    2,301,542
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 6.2%
Cisco Systems, Inc.* .................................................       897,977       $   17,160,340
Comverse Technology, Inc.* ...........................................        67,790            1,603,234
Corning, Inc.* .......................................................       393,130            6,533,821
NeuStar, Inc., "A"* ..................................................           420               10,752
QUALCOMM, Inc. .......................................................       157,600            5,202,376
                                                                                           --------------
                                                                                           $   30,510,523
                                                                                           --------------
TELEPHONE SERVICES -- 0.6%
Sprint Corp. .........................................................       122,640       $    3,077,038
                                                                                           --------------
TRUCKING -- 1.2%
Expeditors International of Washington, Inc. .........................        13,180       $      656,496
FedEx Corp. ..........................................................        47,230            3,826,102
United Parcel Service, Inc., "B" .....................................        19,220            1,329,255
                                                                                           --------------
                                                                                           $    5,811,853
                                                                                           --------------
    Total Stocks (Identified Cost, $475,695,876) ...................................       $  485,623,759
                                                                                           --------------
SHORT-TERM OBLIGATION -- 2.3%
Issuer                                                                    Par Amount          Value
Citigroup Funding, Inc., 3.43%,
  due 7/01/05, at Amortized Cost< ....................................   $11,654,000       $   11,654,000
                                                                                           --------------
COLLATERAL FOR SECURITIES LOANED -- 6.7%
Issuer                                                                     Shares             Value
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ........................................................    33,139,343       $   33,139,343
                                                                                           --------------
    Total Investments
      (Identified Cost, $520,489,219)(+) ...........................................       $  530,417,102
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- (7.1)% .......................................................          (35,181,293)
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $  495,235,809
                                                                                           ==============

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
MID CAP  VALUE SERIES
STOCKS -- 97.8%
Issuer                                                                     Shares            Value
APPAREL MANUFACTURERS -- 2.6%
Columbia Sportswear Co.* .............................................         4,580       $      226,206
Polo Ralph Lauren Corp., "A" .........................................         4,980              214,688
Reebok International Ltd. ............................................         4,000              167,320
                                                                                           --------------
                                                                                           $      608,214
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 13.9%
Assured Guaranty Ltd. ................................................         7,320       $      170,994
Countrywide Financial Corp. ..........................................         6,340              244,786
First Horizon National Corp. .........................................         7,310              308,482
Hudson City Bancorp, Inc. ............................................        16,330              186,325
Mercantile Bankshares Corp. ..........................................         4,580              236,007
Metris Cos., Inc. ....................................................         7,310              105,703
NewAlliance Bancshares, Inc. .........................................        10,910              153,286
North Fork Bancorporation, Inc. ......................................        12,000              337,080
PNC Financial Services Group, Inc. ...................................         7,310              398,103
Signature Bank* ......................................................        10,040              244,976
Sovereign Bancorp, Inc. ..............................................        14,630              326,834
TCF Financial Corp. ..................................................         9,160              237,061
Zions Bancorporation .................................................         4,580              336,767
                                                                                           --------------
                                                                                           $    3,286,404
                                                                                           --------------
BIOTECHNOLOGY -- 1.6%
MedImmune, Inc.* .....................................................         8,770       $      234,334
Neurocrine Biosciences, Inc.* ........................................         3,320              139,639
                                                                                           --------------
                                                                                           $      373,973
                                                                                           --------------
BROADCAST & CABLE TV -- 4.1%
ADVO, Inc. ...........................................................         4,580       $      145,873
Citadel Broadcasting Corp.* ..........................................        14,630              167,514
Interpublic Group of Cos., Inc.* .....................................        21,940              267,229
Radio One, Inc., "D"* ................................................        18,230              232,797
Univision Communications, Inc., "A"* .................................         5,460              150,423
                                                                                           --------------
                                                                                           $      963,836
                                                                                           --------------
BROKERAGE & ASSET MANAGERS -- 4.1%
Ameritrade Holding Corp.* ............................................        11,990       $      222,894
Federated Investors, Inc., "B" .......................................         5,460              163,855
Friedman, Billings, Ramsey Group, Inc., "A" ..........................         9,070              129,701
Mellon Financial Corp. ...............................................         9,160              262,800
Waddell & Reed Financial, Inc., "A" ..................................        10,720              198,320
                                                                                           --------------
                                                                                           $      977,570
                                                                                           --------------
BUSINESS SERVICES -- 1.4%
Ceridian Corp.* ......................................................        10,920       $      212,722
SIRVA, Inc.* .........................................................        14,620              124,416
                                                                                           --------------
                                                                                           $      337,138
                                                                                           --------------
CHEMICALS -- 2.2%
Nalco Holding Co.* ...................................................        16,580       $      325,465
PPG Industries, Inc. .................................................         3,320              208,363
                                                                                           --------------
                                                                                           $      533,828
                                                                                           --------------
COMPUTER SOFTWARE -- 4.3%
Check Point Software Technologies Ltd.* ..............................         9,160       $      181,368
Citrix Systems, Inc.* ................................................         6,920              149,887
Compuware Corp.* .....................................................        25,530              183,561
McAfee, Inc.* ........................................................         9,170              240,071
TIBCO Software, Inc.* ................................................        39,010              255,125
                                                                                           --------------
                                                                                           $    1,010,012
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.4%
Sun Microsystems, Inc.* ..............................................        91,200       $      340,176
                                                                                           --------------
CONSTRUCTION -- 1.8%
Headwaters, Inc.* ....................................................         6,390       $      219,688
Pulte Homes, Inc. ....................................................         2,530              213,153
                                                                                           --------------
                                                                                           $      432,841
                                                                                           --------------
CONTAINERS -- 3.3%
Owens-Illinois, Inc.* ................................................        18,230       $      456,662
Smurfit-Stone Container Corp.* .......................................        32,840              333,983
                                                                                           --------------
                                                                                           $      790,645
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 3.6%
Blount International, Inc.* ..........................................         7,310       $      122,004
Hubbell, Inc., "B" ...................................................         3,610              159,201
MSC Industrial Direct Co., Inc., "A" .................................         9,160              309,150
W.W. Grainger, Inc. ..................................................         4,870              266,827
                                                                                           --------------
                                                                                           $      857,182
                                                                                           --------------
ELECTRONICS -- 1.4%
Diebold, Inc. ........................................................         4,390       $      198,033
Silicon Laboratories, Inc.* ..........................................         5,460              143,107
                                                                                           --------------
                                                                                           $      341,140
                                                                                           --------------
ENERGY -- INDEPENDENT -- 5.9%
Devon Energy Corp. ...................................................         8,190       $      415,069
EOG Resources, Inc. ..................................................         4,680              265,824
Newfield Exploration Co.* ............................................         6,620              264,072
Noble Energy, Inc. ...................................................         3,320              251,158
Range Resources Corp. ................................................         7,310              196,639
                                                                                           --------------
                                                                                           $    1,392,762
                                                                                           --------------
FOOD & DRUG STORES -- 0.9%
Kroger Co.* ..........................................................        10,910       $      207,617
                                                                                           --------------
FOREST & PAPER PRODUCTS -- 2.0%
Bowater, Inc. ........................................................        15,010       $      485,874
                                                                                           --------------
GENERAL MERCHANDISE -- 0.8%
Family Dollar Stores, Inc. ...........................................         7,310       $      190,791
                                                                                           --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.1%
CIGNA Corp. ..........................................................         2,530       $      270,786
                                                                                           --------------
INSURANCE -- 4.2%
Conseco, Inc.* .......................................................        14,620       $      319,008
Endurance Specialty Holdings Ltd. ....................................         8,190              309,746
Genworth Financial, Inc., "A" ........................................         5,460              165,056
Safeco Corp. .........................................................         3,610              196,167
                                                                                           --------------
                                                                                           $      989,977
                                                                                           --------------
LEISURE & TOYS -- 1.1%
Hasbro, Inc. .........................................................        12,780       $      265,696
                                                                                           --------------
MACHINERY & TOOLS -- 0.5%
Roper Industries, Inc. ...............................................         1,560       $      111,337
                                                                                           --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 2.1%
Healthsouth Corp.* ...................................................        29,180       $      163,408
IDX Systems Corp.* ...................................................         3,510              105,791
Tenet Healthcare Corp.* ..............................................        19,190              234,886
                                                                                           --------------
                                                                                           $      504,085
                                                                                           --------------
MEDICAL EQUIPMENT -- 0.7%
Inamed Corp.* ........................................................         2,340       $      156,710
                                                                                           --------------
METALS & MINING -- 0.7%
Aber Diamond Corp. ...................................................         5,460       $      166,830
                                                                                           --------------
NATURAL GAS -- DISTRIBUTION -- 3.1%
AGL Resources, Inc. ..................................................         5,070       $      195,956
Rosetta Resources, Inc.##* ...........................................        14,800              237,676
Sempra Energy ........................................................         7,320              302,389
                                                                                           --------------
                                                                                           $      736,021
                                                                                           --------------
OIL SERVICES -- 6.5%
BJ Services Co. ......................................................         6,340       $      332,723
Cooper Cameron Corp.* ................................................         3,610              224,001
GlobalSantaFe Corp. ..................................................        12,770              521,016
Pride International, Inc.* ...........................................        12,760              327,932
Transocean, Inc.* ....................................................         2,340              126,290
                                                                                           --------------
                                                                                           $    1,531,962
                                                                                           --------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.2%
Lexmark International, Inc., "A"* ....................................         2,920       $      189,304
Solectron Corp.* .....................................................        28,190              106,840
                                                                                           --------------
                                                                                           $      296,144
                                                                                           --------------
PHARMACEUTICALS -- 1.1%
Endo Pharmaceuticals Holdings, Inc.* .................................        10,040       $      263,851
                                                                                           --------------
PRINTING & PUBLISHING -- 2.3%
Media General, Inc., "A" .............................................         4,580       $      296,601
Washington Post Co., "B" .............................................           290              242,159
                                                                                           --------------
                                                                                           $      538,760
                                                                                           --------------
RAILROAD & SHIPPING -- 1.5%
Aries Maritime Transport Ltd. ........................................        14,410       $      180,125
Eagle Bulk Shipping, Inc. ............................................        12,530              169,155
                                                                                           --------------
                                                                                           $      349,280
                                                                                           --------------
REAL ESTATE -- 2.4%
Crescent Real Estate Equities Co. ....................................         7,800       $      146,250
DiamondRock Hospitality Co. ..........................................        10,980              124,074
HomeBanc Corp. .......................................................        20,090              182,618
KKR Financial Corp. ..................................................         4,880              122,000
                                                                                           --------------
                                                                                           $      574,942
                                                                                           --------------
RESTAURANTS -- 1.0%
Outback Steakhouse, Inc. .............................................         5,460       $      247,010
                                                                                           --------------
SPECIALTY CHEMICALS -- 1.0%
Lyondell Chemical Co. ................................................         9,160       $      242,007
                                                                                           --------------
SPECIALTY STORES -- 3.8%
OfficeMax, Inc. ......................................................         9,000       $      267,930
Regis Corp. ..........................................................         5,460              213,377
Sports Authority, Inc.* ..............................................         6,530              207,654
TJX Cos., Inc. .......................................................         8,290              201,862
                                                                                           --------------
                                                                                           $      890,823
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 1.9%
ADC Telecommunications, Inc. .........................................        14,620       $      318,277
Avaya, Inc.* .........................................................        14,630              121,722
                                                                                           --------------
                                                                                           $      439,999
                                                                                           --------------
TELEPHONE SERVICES -- 2.1%
CenturyTel, Inc. .....................................................         4,590       $      158,952
IDT Corp., "B"* ......................................................        13,360              175,818
Syniverse Holdings, Inc.* ............................................        10,920              152,880
                                                                                           --------------
                                                                                           $      487,650
                                                                                           --------------
TRUCKING -- 1.4%
CNF, Inc. ............................................................         7,310       $      328,219
                                                                                           --------------
UTILITIES -- ELECTRIC POWER -- 2.8%
Calpine Corp.* .......................................................        25,550       $       86,870
CMS Energy Corp.* ....................................................        14,620              220,177
FPL Group, Inc. ......................................................         4,290              180,437
Northeast Utilities ..................................................         9,010              187,949
                                                                                           --------------
                                                                                           $      675,433
                                                                                           --------------
    Total Stocks (Identified Cost, $21,614,221) ....................................       $   23,197,525
                                                                                           --------------
CONVERTIBLE PREFERRED STOCK -- 1.7%
NATURAL GAS -- PIPELINE -- 1.7%
El Paso Corp., 4.99%##
  (Identified Cost, $380,250) ........................................           390       $      415,643
                                                                                           --------------
    Total Investments
      (Identified Cost, $21,994,471)(+) ............................................       $   23,613,168
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- 0.5% .........................................................              111,973
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $   23,725,141
                                                                                           ==============

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
NEW DISCOVERY SERIES
STOCKS -- 98.7%
Issuer                                                                      Shares             Value
APPAREL MANUFACTURERS -- 0.8%
Columbia Sportswear Co.^* ............................................        22,100       $    1,091,519
Reebok International Ltd.^ ...........................................        30,270            1,266,194
                                                                                           --------------
                                                                                           $    2,357,713
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 5.5%
Ace Cash Express, Inc.^* .............................................        47,100       $    1,203,876
Advance America, Cash Advance Centers, Inc.^ .........................        72,050            1,152,800
Amegy Bancorporation, Inc. ...........................................        54,280            1,214,786
BankUnited Financial Corp., "A"^ .....................................        43,300            1,170,832
Collegiate Funding Services, Inc.^* ..................................       100,970            1,472,143
East West Bancorp, Inc. ..............................................        23,700              796,083
FirstCity Financial Corp.* ...........................................        35,840              419,328
Hanmi Financial Corp.^ ...............................................       110,080            1,838,336
MetroCorp Bancshares, Inc. ...........................................        18,600              393,390
QC Holdings, Inc.^* ..................................................        72,400            1,045,456
Signature Bank* ......................................................        85,200            2,078,880
Sterling Bancshares, Inc. ............................................       163,330            2,541,415
Wintrust Financial Corp. .............................................        14,300              748,605
                                                                                           --------------
                                                                                           $   16,075,930
                                                                                           --------------
BIOTECHNOLOGY -- 5.2%
Affymetrix, Inc.^* ...................................................        39,840       $    2,148,571
Applera Corp.^* ......................................................       128,000            1,404,160
CV Therapeutics, Inc.^* ..............................................        58,680            1,315,606
Cypress Bioscience, Inc.* ............................................        53,060              700,392
Encysive Pharmaceuticals, Inc.^* .....................................       137,800            1,489,618
Gen-Probe, Inc.* .....................................................        90,300            3,271,569
Keryx Biopharmaceuticals, Inc.^* .....................................        66,940              883,608
Neurochem, Inc.^* ....................................................        79,140              795,357
Neurocrine Biosciences, Inc.^* .......................................        35,960            1,512,478
Vasogen, Inc.^* ......................................................       110,050              540,345
Vertex Pharmaceuticals, Inc.* ........................................        71,330            1,201,197
                                                                                           --------------
                                                                                           $   15,262,901
                                                                                           --------------
BROADCAST & CABLE TV -- 2.0%
ADVO, Inc.^ ..........................................................        44,200       $    1,407,770
R.H. Donnelley Corp.* ................................................        40,531            2,512,111
Radio One, Inc., "A"^* ...............................................       152,610            1,942,725
                                                                                           --------------
                                                                                           $    5,862,606
                                                                                           --------------
BROKERAGE & ASSET MANAGERS -- 1.2%
Affiliated Managers Group, Inc.^* ....................................        16,140       $    1,102,846
Janus Capital Group, Inc.^ ...........................................        75,410            1,134,166
MarketAxess Holdings, Inc.^* .........................................       108,400            1,224,920
                                                                                           --------------
                                                                                           $    3,461,932
                                                                                           --------------
BUSINESS SERVICES -- 9.8%
Alliance Data Systems Corp.^* ........................................        44,700       $    1,813,032
Bright Horizons Family Solutions, Inc.* ..............................        63,460            2,584,091
Concur Technologies, Inc.^* ..........................................       129,290            1,361,424
Corporate Executive Board Co. ........................................        31,920            2,500,294
CoStar Group, Inc.^* .................................................        60,080            2,619,488
Getty Images, Inc.^* .................................................        21,390            1,588,421
Harris Interactive, Inc.* ............................................       510,670            2,486,963
Hewitt Associates, Inc., "A"* ........................................        69,900            1,853,049
SIRVA, Inc.^* ........................................................       300,460            2,556,915
Stamps.com, Inc.^* ...................................................        41,000              768,750
Ultimate Software Group, Inc.^* ......................................       188,920            3,098,288
Universal Technical Institute, Inc.* .................................        99,220            3,294,104
Wright Express Corp.* ................................................       121,170            2,238,010
                                                                                           --------------
                                                                                           $   28,762,829
                                                                                           --------------
CHEMICALS -- 0.4%
UAP Holding Corp. ....................................................        62,900       $    1,044,140
                                                                                           --------------
COMPUTER SOFTWARE -- 9.4%
ANSYS, Inc.^* ........................................................        37,070       $    1,316,356
Business Objects S.A., ADR^* .........................................       134,280            3,531,564
FileNet Corp.^* ......................................................        85,260            2,143,436
Kronos, Inc.* ........................................................        49,200            1,987,188
McAfee, Inc.* ........................................................       115,800            3,031,644
MicroStrategy, Inc., "A"^* ...........................................        66,320            3,517,613
NAVTEQ Corp.* ........................................................        50,690            1,884,654
Open Solutions, Inc.^* ...............................................       175,940            3,573,341
Opsware, Inc.^* ......................................................       523,630            2,680,986
TIBCO Software, Inc.^* ...............................................       589,900            3,857,946
                                                                                           --------------
                                                                                           $   27,524,728
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.0%
National Instruments Corp.^ ..........................................       144,150       $    3,055,980
                                                                                           --------------
CONSTRUCTION -- 1.3%
BlueLinx Holdings, Inc. ..............................................       140,340       $    1,484,797
Headwaters, Inc.* ....................................................        63,800            2,193,444
                                                                                           --------------
                                                                                           $    3,678,241
                                                                                           --------------
CONSUMER GOODS & SERVICES -- 3.2%
Career Education Corp.^* .............................................        55,060       $    2,015,747
Corinthian Colleges, Inc.^* ..........................................       119,316            1,523,665
PlanetOut, Inc.* .....................................................        57,400              500,528
Strayer Education, Inc.^ .............................................        32,710            2,821,565
Yankee Candle Co., Inc.^ .............................................        77,110            2,475,231
                                                                                           --------------
                                                                                           $    9,336,736
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 4.1%
Dionex Corp.^* .......................................................        70,700       $    3,083,227
Littelfuse, Inc.^* ...................................................       130,570            3,636,375
MSC Industrial Direct Co., Inc., "A"^ ................................       154,910            5,228,213
                                                                                           --------------
                                                                                           $   11,947,815
                                                                                           --------------
ELECTRONICS -- 10.3%
American Superconductor Corp.^* ......................................       203,710       $    1,863,947
Amphenol Corp., "A" ..................................................        34,800            1,397,916
Applied Films Corp.^* ................................................       116,380            2,979,328
ATMI, Inc.^* .........................................................        67,540            1,959,335
Dolby Laboratories, Inc., "A"* .......................................        33,020              728,421
DSP Group, Inc.* .....................................................       164,790            3,933,537
DTS, Inc.^* ..........................................................        30,200              538,466
FormFactor, Inc.^* ...................................................        83,420            2,203,956
Lipman Electronic Engineering Ltd. ...................................        26,480              814,790
Mykrolis Corp.* ......................................................       100,200            1,423,842
PMC-Sierra, Inc.^* ...................................................       391,200            3,649,896
Silicon Laboratories, Inc.^* .........................................       241,500            6,329,715
Volterra Semiconductor Corp.^* .......................................       145,160            2,161,432
                                                                                           --------------
                                                                                           $   29,984,581
                                                                                           --------------
ENERGY -- INDEPENDENT -- 0.9%
Evergreen Solar, Inc.^* ..............................................       124,250       $      798,928
Noble Energy, Inc.^ ..................................................        12,300              930,495
Unit Corp.* ..........................................................        20,040              881,960
                                                                                           --------------
                                                                                           $    2,611,383
                                                                                           --------------
ENGINEERING -- CONSTRUCTION -- 1.0%
InfraSource Services, Inc.^* .........................................       245,110       $    2,554,046
Trex Co., Inc.* ......................................................        16,700              429,190
                                                                                           --------------
                                                                                           $    2,983,236
                                                                                           --------------
ENTERTAINMENT -- 0.6%
DreamWorks Animation, Inc., "A"* .....................................        68,600       $    1,797,320
                                                                                           --------------
FOOD & DRUG STORES -- 0.4%
Wild Oats Markets, Inc.^* ............................................       107,660       $    1,232,707
                                                                                           --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 0.3%
CoolBrands International, Inc.* ......................................       241,600       $      811,042
                                                                                           --------------
FURNITURE & APPLIANCES -- 0.6%
Tempur-Pedic International, Inc.* ....................................        84,600       $    1,876,428
                                                                                           --------------
GAMING & LODGING -- 0.8%
WMS Industries, Inc.^* ...............................................        69,050       $    2,330,438
                                                                                           --------------
GENERAL MERCHANDISE -- 0.4%
99 Cents Only Stores* ................................................       100,380       $    1,275,830
                                                                                           --------------
LEISURE & TOYS -- 4.0%
Activision, Inc.^* ...................................................       243,086       $    4,015,781
Take-Two Interactive Software, Inc.^* ................................        78,500            1,997,825
THQ, Inc.^* ..........................................................       148,930            4,359,181
Ubisoft Entertainment S.A.* ..........................................        25,500            1,272,845
                                                                                           --------------
                                                                                           $   11,645,632
                                                                                           --------------
MACHINERY & TOOLS -- 2.0%
Cognex Corp. .........................................................       218,920       $    5,733,515
                                                                                           --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.0%
Allscripts Healthcare Solutions, Inc.^* ..............................        19,200       $      318,912
Cerner Corp.^* .......................................................        21,000            1,427,370
Omnicell, Inc.^* .....................................................       132,440            1,165,472
                                                                                           --------------
                                                                                           $    2,911,754
                                                                                           --------------
MEDICAL EQUIPMENT -- 14.6%
Adeza Biomedical Corp.^* .............................................        66,500       $    1,129,170
Align Technology, Inc.^* .............................................       145,660            1,073,514
Aspect Medical Systems, Inc.^* .......................................       244,870            7,282,434
Conceptus, Inc.^* ....................................................       291,820            1,648,783
Conceptus, Inc.##* ...................................................        45,800              258,770
Cyberonics, Inc.^* ...................................................        46,000            1,995,940
Cytyc Corp.* .........................................................       197,316            4,352,791
DJ Orthopedics, Inc.* ................................................        65,620            1,799,957
Fisher Scientific International, Inc.* ...............................        28,240            1,832,776
FoxHollow Technologies, Inc.^* .......................................        56,240            2,152,305
IDEXX Laboratories, Inc.* ............................................        54,113            3,372,863
Inamed Corp.* ........................................................        20,400            1,366,188
Millipore Corp.* .....................................................        57,310            3,251,196
NeuroMetrix, Inc.* ...................................................        27,300              546,819
Penwest Pharmaceuticals Co.^* ........................................        42,060              497,149
ResMed, Inc.* ........................................................        23,400            1,544,166
Thoratec Corp.^* .....................................................       261,850            4,016,779
Ventana Medical Systems, Inc.^* ......................................        94,980            3,821,045
VNUS Medical Technologies, Inc.^* ....................................        71,630              861,709
                                                                                           --------------
                                                                                           $   42,804,354
                                                                                           --------------
METALS & MINING -- 0.8%
Aber Diamond Corp.^ ..................................................        72,750       $    2,239,245
                                                                                           --------------
OIL SERVICES -- 2.7%
Atwood Oceanics, Inc.* ...............................................        11,390       $      701,168
Cal Dive International, Inc.^* .......................................        23,000            1,204,510
Grey Wolf, Inc.^* ....................................................       142,500            1,055,925
Lone Star Technologies, Inc.* ........................................        23,760            1,081,080
Maverick Tube Corp.^* ................................................        25,140              749,172
Oil States International, Inc.* ......................................        44,710            1,125,351
TETRA Technologies, Inc.^* ...........................................        29,840              950,404
Trican Well Service Ltd.* ............................................        45,870            1,125,727
                                                                                           --------------
                                                                                           $    7,993,337
                                                                                           --------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.0%
ScanSoft, Inc.^* .....................................................       458,897       $    1,734,631
Zebra Technologies Corp., "A"^* ......................................        26,500            1,160,435
                                                                                           --------------
                                                                                           $    2,895,066
                                                                                           --------------
PHARMACEUTICALS -- 3.7%
Allion Healthcare, Inc.* .............................................       122,170       $    2,003,832
Auxilium Pharmaceuticals, Inc.* ......................................       190,940              910,784
Endo Pharmaceuticals Holdings, Inc.* .................................        87,710            2,305,019
Inspire Pharmaceuticals, Inc.^* ......................................       113,550              956,091
Medicis Pharmaceutical Corp., "A"^ ...................................       114,830            3,643,556
PRA International* ...................................................        42,250            1,131,455
                                                                                           --------------
                                                                                           $   10,950,737
                                                                                           --------------
PRINTING & PUBLISHING -- 0.3%
Playboy Enterprises, Inc.,"B"^* ......................................        68,220       $      882,767
                                                                                           --------------
REAL ESTATE -- 0.5%
CB Richard Ellis Group, Inc., "A"^* ..................................        31,500       $    1,381,590
                                                                                           --------------
RESTAURANTS -- 1.0%
P.F. Chang's China Bistro, Inc.^* ....................................        27,600       $    1,627,848
Rare Hospitality International, Inc.^* ...............................        40,800            1,243,176
                                                                                           --------------
                                                                                           $    2,871,024
                                                                                           --------------
SPECIALTY STORES -- 5.8%
A.C. Moore Arts & Crafts, Inc.^* .....................................       112,370       $    3,552,016
Audible, Inc.^* ......................................................       125,300            2,176,461
CarMax, Inc.* ........................................................        55,600            1,481,740
Celebrate Express, Inc.* .............................................        43,900              594,406
Citi Trends, Inc.* ...................................................        90,510            1,636,421
GameStop Corp., "A"* .................................................        33,300            1,089,243
Grupo Elektra S.A. de C.V ............................................       105,540              783,664
Restoration Hardware, Inc.^* .........................................        90,790              742,662
Sharper Image Corp.^* ................................................        85,500            1,088,415
Tuesday Morning Corp.^ ...............................................        87,480            2,757,370
West Marine, Inc.^* ..................................................        50,040              903,722
                                                                                           --------------
                                                                                           $   16,806,120
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 1.9%
AudioCodes Ltd.^* ....................................................       232,570       $    2,314,071
Blue Coat Systems, Inc.^* ............................................        72,300            2,160,324
NeuStar, Inc., "A"* ..................................................        46,770            1,197,312
                                                                                           --------------
                                                                                           $    5,671,707
                                                                                           --------------
TELEPHONE SERVICES -- 0.2%
FastWeb S.p.A.* ......................................................        13,840       $      595,079
                                                                                           --------------
    Total Stocks (Identified Cost, $270,976,255) ...................................       $  288,656,443
                                                                                           --------------
SHORT-TERM OBLIGATION -- 1.2%
Issuer                                                                    Par Amount                Value
Citigroup Funding, Inc., 3.43%,
  due 7/01/05, at Amortized Cost< ....................................   $ 3,533,000       $    3,533,000
                                                                                           --------------
COLLATERAL FOR SECURITIES LOANED -- 23.6%
Issuer                                                                        Shares                Value
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ........................................................    68,874,442       $   68,874,442
                                                                                           --------------
    Total Investments
      (Identified Cost, $343,383,697)(+) ...........................................       $  361,063,885
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- (23.5)% ......................................................          (68,738,165)
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $  292,325,720
                                                                                           ==============

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
RESEARCH INTERNATIONAL SERIES
STOCKS -- 98.5%
Issuer                                                              Shares            Value
AIRLINES -- 0.7%
easyJet Airline Co. Ltd.* ............................................       236,480       $    1,032,115
                                                                                           --------------
ALCOHOLIC BEVERAGES -- 1.2%
Diageo PLC ...........................................................       119,680       $    1,758,423
                                                                                           --------------
APPAREL MANUFACTURERS -- 0.6%
Burberry Group PLC ...................................................       121,290       $      873,051
                                                                                           --------------
AUTOMOTIVE -- 2.1%
PSA Peugeot Citroen S.A.^ ............................................        17,430       $    1,028,099
Toyota Motor Corp. ...................................................        59,200            2,116,924
                                                                                           --------------
                                                                                           $    3,145,023
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 23.4%
Aiful Corp.^ .........................................................        26,650       $    1,979,257
Akbank T.A.S .........................................................       138,550              795,510
Anglo Irish Bank Corp. PLC ...........................................        76,396              946,640
Banco Bilbao Vizcaya Argentaria S.A.^ ................................       143,680            2,208,447
Bancolombia S.A., ADR ................................................        10,860              173,651
BNP Paribas^ .........................................................        35,040            2,393,177
Credit Agricole S.A.^ ................................................        65,457            1,652,170
DEPFA Bank PLC .......................................................        50,930              813,870
Erste Bank der Oesterreichischen Sparkassen AG .......................        30,650            1,532,874
Grupo Financiero Inbursa S.A. de C.V .................................       431,350              932,843
Hana Bank ............................................................        54,050            1,442,047
HSBC Holdings PLC ....................................................       141,415            2,254,772
Kookmin Bank .........................................................        29,280            1,331,681
Mitsubishi Tokyo Financial Group, Inc.^ ..............................           189            1,595,701
OTP Bank Ltd., GDR ...................................................        28,100            1,874,299
Powszechna Kasa Oszczednosci Bank Polski S.A .........................        93,880              759,896
Raiffeisen International Bank Holding AG* ............................         3,410              216,752
Royal Bank of Scotland Group PLC .....................................        99,390            2,992,692
Shinsei Bank Ltd. ....................................................       264,000            1,416,994
Takefuji Corp. .......................................................        37,420            2,530,887
UBS AG ...............................................................        35,324            2,745,285
UFJ Holdings, Inc. ...................................................           206            1,068,227
Unibanco -- Uniao de Bancos Brasileiros S.A., ADR ....................         5,800              223,996
UniCredito Italiano S.p.A.^ ..........................................       221,200            1,162,601
                                                                                           --------------
                                                                                           $   35,044,269
                                                                                           --------------
BROADCAST & CABLE TV -- 1.7%
Grupo Televisa S.A., ADR .............................................        33,110       $    2,055,800
Premiere AG* .........................................................        13,110              453,272
                                                                                           --------------
                                                                                           $    2,509,072
                                                                                           --------------
CHEMICALS -- 1.3%
Hanwha Chemical Corp. ................................................        57,800       $      684,510
Syngenta AG ..........................................................        12,292            1,257,306
                                                                                           --------------
                                                                                           $    1,941,816
                                                                                           --------------
COMPUTER SOFTWARE -- 0.6%
Business Objects S.A.* ...............................................        35,300       $      931,033
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.8%
LG.Philips LCD Co. Ltd.* .............................................        26,820       $    1,236,724
                                                                                           --------------
CONSTRUCTION -- 2.3%
Italcementi S.p.A ....................................................        36,850       $      404,221
Italcementi S.p.A. -- Ordinary^ ......................................        18,190              282,793
Sekisui Chemical Co. Ltd. ............................................       284,000            1,948,362
Urbi Desarrollos Urbanos S.A. de C.V.* ...............................       142,950              784,805
                                                                                           --------------
                                                                                           $    3,420,181
                                                                                           --------------
CONSUMER GOODS & SERVICES -- 1.1%
Reckitt Benckiser PLC ................................................        56,580       $    1,662,240
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 1.8%
Schneider Electric S.A.^ .............................................        36,634       $    2,750,655
                                                                                           --------------
ELECTRONICS -- 5.4%
Royal Philips Electronics N.V ........................................        59,600       $    1,497,170
Samsung Electronics Co. Ltd. .........................................         9,090            4,306,774
Seiko Epson Corp. ....................................................        67,600            2,246,643
                                                                                           --------------
                                                                                           $    8,050,587
                                                                                           --------------
ENERGY -- INDEPENDENT -- 1.5%
Canadian Natural Resources Ltd. ......................................         8,200       $      296,651
CNOOC Ltd. ...........................................................     3,287,000            1,942,717
                                                                                           --------------
                                                                                           $    2,239,368
                                                                                           --------------
ENERGY -- INTEGRATED -- 6.8%
BP PLC ...............................................................       224,800       $    2,337,371
LUKOIL, ADR ..........................................................        31,590            1,162,828
Statoil ASA^ .........................................................       110,480            2,242,550
TOTAL S.A.^ ..........................................................        19,060            4,458,900
                                                                                           --------------
                                                                                           $   10,201,649
                                                                                           --------------
FOOD & DRUG STORES -- 1.0%
Carrefour S.A ........................................................        32,100       $    1,547,415
                                                                                           --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 3.0%
China Mengniu Dairy Co. Ltd. .........................................     1,685,000       $    1,114,953
Nestle S.A.^ .........................................................        13,512            3,448,442
                                                                                           --------------
                                                                                           $    4,563,395
                                                                                           --------------
GAMING & LODGING -- 0.7%
Hilton Group PLC .....................................................       207,800       $    1,061,368
                                                                                           --------------
INSURANCE -- 2.8%
Aviva PLC ............................................................       193,159       $    2,144,266
AXA^ .................................................................        85,300            2,119,173
                                                                                           --------------
                                                                                           $    4,263,439
                                                                                           --------------
LEISURE & TOYS -- 0.6%
Nintendo Co. Ltd. ....................................................         8,500       $      885,599
                                                                                           --------------
MACHINERY & TOOLS -- 5.4%
Fanuc Ltd. ...........................................................        20,500       $    1,299,357
Hyundai Mobis ........................................................        27,490            1,839,540
Mitsui Mining & Smelting Co. Ltd. ....................................       638,000            2,981,345
Sandvik AB^ ..........................................................        54,070            2,000,070
                                                                                           --------------
                                                                                           $    8,120,312
                                                                                           --------------
MEDICAL EQUIPMENT -- 0.6%
Synthes, Inc. ........................................................         7,540       $      825,143
                                                                                           --------------
METALS & MINING -- 3.6%
Aber Diamond Corp. ...................................................        46,850       $    1,431,496
Anglo American PLC ...................................................        66,240            1,553,378
BHP Billiton PLC .....................................................        61,200              784,885
Companhia Vale do Rio Doce, ADR ......................................        57,530            1,684,478
                                                                                           --------------
                                                                                           $    5,454,237
                                                                                           --------------
NATURAL GAS -- DISTRIBUTION -- 1.0%
Tokyo Gas Co. Ltd.^ ..................................................       384,000       $    1,433,983
                                                                                           --------------
OIL SERVICES -- 0.7%
Tenaris S.A., ADR ....................................................        12,450       $      974,462
                                                                                           --------------
PHARMACEUTICALS -- 7.4%
AstraZeneca PLC ......................................................        49,710       $    2,053,949
Chugai Pharmaceutical Co. Ltd.^ ......................................       122,400            1,889,700
Roche Holding AG .....................................................        26,680            3,360,012
Sanofi-Aventis^ ......................................................        32,230            2,635,901
Tanabe Seiyaku Co. Ltd. ..............................................        28,000              270,178
Yamanouchi Pharma Ltd. ...............................................        23,900              816,855
                                                                                           --------------
                                                                                           $   11,026,595
                                                                                           --------------
PRINTING & PUBLISHING -- 2.1%
Reed Elsevier PLC ....................................................       142,180       $    1,357,296
Yell Group PLC .......................................................       236,880            1,800,862
                                                                                           --------------
                                                                                           $    3,158,158
                                                                                           --------------
REAL ESTATE -- 1.2%
Consorcio ARA S.A. de C.V ............................................       157,890       $      545,156
Hypo Real Estate Holding AG ..........................................        26,960            1,022,444
Macquarie Goodman Group ..............................................        68,728              213,100
                                                                                           --------------
                                                                                           $    1,780,700
                                                                                           --------------
SPECIALTY CHEMICALS -- 2.0%
Asahi Glass Co. Ltd.^ ................................................       138,000       $    1,446,064
Kaneka Corp. .........................................................       137,000            1,530,469
                                                                                           --------------
                                                                                           $    2,976,533
                                                                                           --------------
SPECIALTY STORES -- 1.2%
Fast Retailing Co. Ltd. ..............................................        12,600       $      654,486
Grupo Elektra S.A. de C.V ............................................       153,750            1,141,637
Kingfisher PLC .......................................................        10,533               46,166
                                                                                           --------------
                                                                                           $    1,842,289
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELESS -- 2.2%
Vodafone Group PLC ...................................................     1,343,570       $    3,264,381
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 1.6%
Nokia Oyj ............................................................       117,180       $    1,948,074
ZTE Corp. ............................................................       141,800              421,875
                                                                                           --------------
                                                                                           $    2,369,949
                                                                                           --------------
TELEPHONE SERVICES -- 6.3%
Deutsche Telekom AG^ .................................................       118,820       $    2,193,604
FastWeb S.p.A.^* .....................................................        34,433            1,480,518
Royal KPN N.V ........................................................       159,970            1,338,493
Singapore Telecommunications Ltd. ....................................       975,000            1,602,819
Telefonica S.A.^ .....................................................       176,280            2,875,282
                                                                                           --------------
                                                                                           $    9,490,716
                                                                                           --------------
TOBACCO -- 1.1%
Swedish Match AB^ ....................................................       139,050       $    1,575,597
                                                                                           --------------
TRUCKING -- 0.5%
TNT N.V ..............................................................        32,370       $      819,818
                                                                                           --------------
UTILITIES -- ELECTRIC POWER -- 2.2%
Suez S.A.^ ...........................................................       119,820       $    3,237,354
                                                                                           --------------
    Total Stocks (Identified Cost, $136,173,325) ...................................       $  147,467,649
                                                                                           --------------
SHORT-TERM OBLIGATION -- 0.9%

Issuer                                                                    Par Amount                Value
Citigroup Funding, Inc., 3.43%, due
  7/01/05, at Amortized Cost< ........................................   $ 1,423,000       $    1,423,000
                                                                                           --------------
COLLATERAL FOR SECURITIES LOANED -- 19.7%

Issuer                                                                        Shares                Value
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ........................................................    29,498,802       $   29,498,802
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- (19.1)% ......................................................          (28,605,717)
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................         $149,783,734
                                                                                           ==============

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
STRATEGIC GROWTH SERIES
STOCKS -- 99.4%
Issuer                                                                      Shares             Value
APPAREL MANUFACTURERS -- 1.0%
Reebok International Ltd.^ ...........................................        19,330       $      808,574
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 2.2%
American Express Co. .................................................        11,240       $      598,305
Citigroup, Inc. ......................................................        25,200            1,164,996
                                                                                           --------------
                                                                                           $    1,763,301
                                                                                           --------------
BIOTECHNOLOGY -- 6.9%
Amgen, Inc.* .........................................................        34,400       $    2,079,824
Biogen Idec, Inc.* ...................................................        19,810              682,455
Genzyme Corp.* .......................................................        17,170            1,031,745
Gilead Sciences, Inc.* ...............................................        25,730            1,131,863
ImClone Systems, Inc.^* ..............................................         7,410              229,488
MedImmune, Inc.* .....................................................        12,570              335,870
                                                                                           --------------
                                                                                           $    5,491,245
                                                                                           --------------
BROADCAST & CABLE TV -- 6.4%
Comcast Corp., "Special A"* ..........................................        25,440       $      761,928
Grupo Televisa S.A., ADR .............................................         8,350              518,451
News Corp., "A" ......................................................        54,420              880,516
Time Warner, Inc.* ...................................................        36,960              617,602
Univision Communications, Inc., "A"^* ................................        16,050              442,177
Viacom, Inc., "B" ....................................................        40,493            1,296,586
Walt Disney Co. ......................................................        21,930              552,197
                                                                                           --------------
                                                                                           $    5,069,457
                                                                                           --------------
BROKERAGE & ASSET MANAGERS -- 0.8%
Mellon Financial Corp. ...............................................         8,760       $      251,324
Merrill Lynch & Co., Inc. ............................................         6,360              349,864
                                                                                           --------------
                                                                                           $      601,188
                                                                                           --------------
BUSINESS SERVICES -- 1.8%
Accenture Ltd., "A"* .................................................        48,860       $    1,107,656
Getty Images, Inc.^* .................................................         4,170              309,664
                                                                                           --------------
                                                                                           $    1,417,320
                                                                                           --------------
CHEMICALS -- 0.8%
Monsanto Co. .........................................................        10,390       $      653,219
                                                                                           --------------
COMPUTER SOFTWARE -- 10.9%
Amdocs Ltd.* .........................................................        22,340       $      590,446
Check Point Software Technologies Ltd.* ..............................        14,230              281,754
Citrix Systems, Inc.^* ...............................................         7,170              155,302
Mercury Interactive Corp.* ...........................................        37,540            1,440,034
Microsoft Corp. ......................................................       116,210            2,886,656
Oracle Corp.* ........................................................       138,980            1,834,536
VERITAS Software Corp.* ..............................................        59,559            1,453,240
                                                                                           --------------
                                                                                           $    8,641,968
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 4.1%
Dell, Inc.* ..........................................................        60,560       $    2,392,726
Infosys Technologies Ltd., ADR .......................................         5,800              449,326
LG.Philips LCD Co. Ltd., ADR^* .......................................        18,400              420,624
                                                                                           --------------
                                                                                           $    3,262,676
                                                                                           --------------
CONSUMER GOODS & SERVICES -- 3.3%
Avon Products, Inc. ..................................................         7,280       $      275,548
Cintas Corp.^ ........................................................        20,430              788,598
Gillette Co. .........................................................         8,530              431,874
Procter & Gamble Co. .................................................        21,370            1,127,267
                                                                                           --------------
                                                                                           $    2,623,287
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 2.2%
Cooper Industries Ltd., "A" ..........................................         5,930       $      378,927
General Electric Co. .................................................        16,320              565,488
Tyco International Ltd. ..............................................        28,660              836,872
                                                                                           --------------
                                                                                           $    1,781,287
                                                                                           --------------
ELECTRONICS -- 7.8%
Analog Devices, Inc. .................................................        27,120       $    1,011,847
KLA-Tencor Corp. .....................................................        13,280              580,336
Linear Technology Corp. ..............................................         3,200              117,408
Marvell Technology Group Ltd.* .......................................        26,820            1,020,233
PMC-Sierra, Inc.^* ...................................................        57,670              538,061
Samsung Electronics Co. Ltd., GDR## ..................................         3,850              921,113
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^ ....................        63,955              583,270
Texas Instruments, Inc. ..............................................        18,900              530,523
Xilinx, Inc. .........................................................        33,930              865,215
                                                                                           --------------
                                                                                           $    6,168,006
                                                                                           --------------
FOOD & DRUG STORES -- 1.1%
CVS Corp. ............................................................        30,640       $      890,705
                                                                                           --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 1.9%
PepsiCo, Inc. ........................................................        21,410       $    1,154,641
SYSCO Corp.^ .........................................................         8,610              311,596
                                                                                           --------------
                                                                                           $    1,466,237
                                                                                           --------------
GAMING & LODGING -- 1.3%
Carnival Corp. .......................................................        11,890       $      648,600
Royal Caribbean Cruises Ltd.^ ........................................         7,150              345,774
                                                                                           --------------
                                                                                           $      994,374
                                                                                           --------------
GENERAL MERCHANDISE -- 5.1%
Kohl's Corp.* ........................................................        24,730       $    1,382,654
Target Corp. .........................................................        19,910            1,083,303
Wal-Mart Stores, Inc. ................................................        32,960            1,588,672
                                                                                           --------------
                                                                                           $    4,054,629
                                                                                           --------------
INSURANCE -- 0.9%
American International Group, Inc. ...................................        12,285       $      713,759
                                                                                           --------------
INTERNET -- 2.3%
eBay, Inc.* ..........................................................        22,070       $      728,531
Yahoo!, Inc.* ........................................................        31,860            1,103,949
                                                                                           --------------
                                                                                           $    1,832,480
                                                                                           --------------
LEISURE & TOYS -- 1.8%
Activision, Inc.* ....................................................        14,713       $      243,059
Electronic Arts, Inc.* ...............................................        21,540            1,219,379
                                                                                           --------------
                                                                                           $    1,462,438
                                                                                           --------------
MACHINERY & TOOLS -- 0.4%
Illinois Tool Works, Inc.^ ...........................................         3,500       $      278,880
                                                                                           --------------
MEDICAL EQUIPMENT -- 3.2%
Boston Scientific Corp.* .............................................         4,220       $      113,940
Fisher Scientific International, Inc.^* ..............................         6,740              437,426
Medtronic, Inc. ......................................................        15,390              797,048
St. Jude Medical, Inc.* ..............................................        19,960              870,456
Waters Corp.* ........................................................         9,460              351,628
                                                                                           --------------
                                                                                           $    2,570,498
                                                                                           --------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.9%
EMC Corp.* ...........................................................       118,800       $    1,628,748
Network Appliance, Inc.* .............................................        23,450              662,932
                                                                                           --------------
                                                                                           $    2,291,680
                                                                                           --------------
PHARMACEUTICALS -- 14.2%
Abbott Laboratories ..................................................        38,640       $    1,893,746
Allergan, Inc. .......................................................        12,950            1,103,858
Eli Lilly & Co. ......................................................        26,700            1,487,457
Johnson & Johnson ....................................................        43,870            2,851,550
Roche Holding AG .....................................................         6,590              829,928
Teva Pharmaceutical Industries Ltd., ADR .............................        12,700              395,478
Wyeth ................................................................        60,775            2,704,488
                                                                                           --------------
                                                                                           $   11,266,505
                                                                                           --------------
RESTAURANTS -- 0.8%
Outback Steakhouse, Inc. .............................................        13,310       $      602,144
                                                                                           --------------
SPECIALTY STORES -- 5.5%
Bed Bath & Beyond, Inc.* .............................................         8,930       $      373,095
Home Depot, Inc. .....................................................        20,480              796,672
Lowe's Cos., Inc. ....................................................        20,340            1,184,195
PETsMART, Inc. .......................................................        23,620              716,867
Staples, Inc. ........................................................        22,250              474,370
TJX Cos., Inc. .......................................................        31,750              773,112
                                                                                           --------------
                                                                                           $    4,318,311
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 7.9%
Cisco Systems, Inc.* .................................................       163,040       $    3,115,694
Comverse Technology, Inc.* ...........................................        34,340              812,141
Corning, Inc.* .......................................................        78,550            1,305,501
QUALCOMM, Inc. .......................................................        31,170            1,028,922
                                                                                           --------------
                                                                                           $    6,262,258
                                                                                           --------------
TRUCKING -- 1.9%
Expeditors International of Washington, Inc. .........................         6,660       $      331,735
FedEx Corp. ..........................................................         6,190              501,452
United Parcel Service, Inc., "B" .....................................         9,730              672,927
                                                                                           --------------
                                                                                           $    1,506,114
                                                                                           --------------
    Total Stocks (Identified Cost, $73,885,263) ....................................       $   78,792,540
                                                                                           --------------
SHORT-TERM OBLIGATION -- 1.1%
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost< ......   $   875,000       $      875,000
                                                                                           --------------
COLLATERAL FOR SECURITIES LOANED -- 5.7%
Issuer                                                                        Shares                Value
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ........................................................     4,541,197       $    4,541,197
                                                                                           --------------
    Total Investments
      (Identified Cost, $79,301,460)(+) ............................................       $   84,208,737
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- (6.2)% .......................................................           (4,938,488)
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $   79,270,249
                                                                                           ==============

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
STRATEGIC VALUE SERIES
STOCKS -- 98.3%
Issuer                                                                      Shares           Value
AEROSPACE -- 2.0%
Lockheed Martin Corp. ................................................         3,360       $      217,963
                                                                                           --------------
AUTOMOTIVE -- 1.0%
SPX Corp. ............................................................         2,510       $      115,410
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 10.9%
Bank of America Corp. ................................................         5,936       $      270,741
Freddie Mac ..........................................................         1,635              106,651
J.P. Morgan Chase & Co. ..............................................        12,750              450,330
PNC Financial Services Group, Inc. ...................................         6,680              363,793
                                                                                           --------------
                                                                                           $    1,191,515
                                                                                           --------------
BIOTECHNOLOGY -- 1.3%
MedImmune, Inc.* .....................................................         5,210       $      139,211
                                                                                           --------------
BROADCAST & CABLE TV -- 7.3%
Interpublic Group of Cos., Inc.* .....................................        20,000       $      243,600
Viacom, Inc., "B" ....................................................        10,900              349,018
Walt Disney Co. ......................................................         8,070              203,203
                                                                                           --------------
                                                                                           $      795,821
                                                                                           --------------
BROKERAGE & ASSET MANAGERS -- 4.8%
Mellon Financial Corp. ...............................................        11,045       $      316,881
Merrill Lynch & Co., Inc. ............................................         3,875              213,164
                                                                                           --------------
                                                                                           $      530,045
                                                                                           --------------
COMPUTER SOFTWARE -- 5.0%
Compuware Corp.* .....................................................        17,790       $      127,910
Symantec Corp.* ......................................................        19,480              423,495
                                                                                           --------------
                                                                                           $      551,405
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.1%
Sun Microsystems, Inc.* ..............................................        61,350       $      228,836
                                                                                           --------------
CONSTRUCTION -- 2.2%
Masco Corp. ..........................................................         7,620       $      242,011
                                                                                           --------------
CONSUMER GOODS & SERVICES -- 1.9%
Gillette Co. .........................................................         4,100       $      207,583
                                                                                           --------------
CONTAINERS -- 3.8%
Owens-Illinois, Inc.* ................................................        15,880       $      397,794
Smurfit-Stone Container Corp.* .......................................         1,600               16,272
                                                                                           --------------
                                                                                           $      414,066
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 2.5%
Tyco International Ltd. ..............................................         9,520       $      277,984
                                                                                           --------------
ENERGY -- INDEPENDENT -- 2.9%
Apache Corp. .........................................................           820       $       52,972
Devon Energy Corp. ...................................................         5,240              265,563
                                                                                           --------------
                                                                                           $      318,535
                                                                                           --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 0.9%
General Mills, Inc. ..................................................         2,060       $       96,387
                                                                                           --------------
FOREST & PAPER PRODUCTS -- 1.7%
Bowater, Inc. ........................................................         5,762       $      186,516
                                                                                           --------------
GENERAL MERCHANDISE -- 1.0%
Wal-Mart Stores, Inc. ................................................         2,180       $      105,076
                                                                                           --------------
INSURANCE -- 5.6%
Allstate Corp. .......................................................         4,880       $      291,580
Conseco, Inc.* .......................................................        11,070              241,547
Hartford Financial Services Group, Inc. ..............................         1,085               81,136
                                                                                           --------------
                                                                                           $      614,263
                                                                                           --------------
LEISURE & TOYS -- 1.3%
Mattel, Inc. .........................................................         7,550       $      138,165
                                                                                           --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 2.3%
Tenet Healthcare Corp.* ..............................................        20,230       $      247,615
                                                                                           --------------
OIL SERVICES -- 7.6%
BJ Services Co. ......................................................         2,220       $      116,506
Cooper Cameron Corp.* ................................................         3,320              206,006
GlobalSantaFe Corp. ..................................................         6,625              270,300
Noble Corp. ..........................................................         3,870              238,044
                                                                                           --------------
                                                                                           $      830,856
                                                                                           --------------
PHARMACEUTICALS -- 8.0%
Abbott Laboratories ..................................................         3,020       $      148,010
Merck & Co., Inc. ....................................................        10,325              318,010
Wyeth ................................................................         9,160              407,620
                                                                                           --------------
                                                                                           $      873,640
                                                                                           --------------
SPECIALTY STORES -- 3.8%
Circuit City Stores, Inc. ............................................         6,000       $      103,740
Gap, Inc. ............................................................         8,000              158,000
OfficeMax, Inc. ......................................................         5,370              159,865
                                                                                           --------------
                                                                                           $      421,605
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 6.5%
Nokia Corp., ADR .....................................................        18,990       $      315,994
Nortel Networks Corp.* ...............................................       151,740              396,041
                                                                                           --------------
                                                                                           $      712,035
                                                                                           --------------
TELEPHONE SERVICES -- 10.0%
Sprint Corp. .........................................................        23,110       $      579,830
Verizon Communications, Inc. .........................................        14,895              514,622
                                                                                           --------------
                                                                                           $    1,094,452
                                                                                           --------------
UTILITIES -- ELECTRIC POWER -- 1.9%
Calpine Corp.* .......................................................        61,655       $      209,627
                                                                                           --------------
    Total Stocks (Identified Cost, $9,954,522) .....................................       $   10,760,622
                                                                                           --------------
SHORT-TERM OBLIGATION -- 1.6%
Issuer                                                                    Par Amount           Value
General Electric Capital Corp., 3.4%, due
  7/01/05, at Amortized Cost< ........................................   $   179,000       $      179,000
                                                                                           --------------
    Total Investments (Identified Cost, $10,133,522) ...............................       $   10,939,622
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- 0.1% .........................................................               11,401
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $   10,951,023
                                                                                           ==============

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
TECHNOLOGY SERIES
STOCKS -- 99.9%
Issuer                                                                     Shares               Value
BROADCAST & CABLE TV -- 1.5%
XM Satellite Radio Holdings, Inc., "A"^* .............................         9,900       $      333,234
                                                                                           --------------
BUSINESS SERVICES -- 2.7%
Getty Images, Inc.* ..................................................         8,120       $      602,991
                                                                                           --------------
COMPUTER SOFTWARE -- 23.5%
Amdocs Ltd.* .........................................................        26,560       $      701,981
Compuware Corp.* .....................................................        31,660              227,635
Mercury Interactive Corp.* ...........................................        15,790              605,704
MicroStrategy, Inc., "A"^* ...........................................        11,140              590,865
Opsware, Inc.^* ......................................................        91,130              466,586
Oracle Corp.* ........................................................        85,210            1,124,772
Symantec Corp.* ......................................................        15,710              341,535
TIBCO Software, Inc.* ................................................        36,100              236,094
VERITAS Software Corp.* ..............................................        35,920              876,448
                                                                                           --------------
                                                                                           $    5,171,620
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 12.7%
Apple Computer, Inc.* ................................................         9,400       $      346,014
Dell, Inc.* ..........................................................        25,950            1,025,285
Infosys Technologies Ltd., ADR .......................................         4,010              310,655
LG.Philips LCD Co. Ltd.* .............................................        12,300              567,178
Sun Microsystems, Inc.* ..............................................       146,360              545,923
                                                                                           --------------
                                                                                           $    2,795,055
                                                                                           --------------
ELECTRONICS -- 18.8%
ASM Pacific Technology Ltd. ..........................................        52,000       $      242,992
AU Optronics Corp., ADR^ .............................................        13,200              223,608
KLA-Tencor Corp. .....................................................         9,250              404,225
Marvell Technology Group Ltd.* .......................................        11,660              443,546
Novellus Systems, Inc.* ..............................................         8,400              207,564
PMC-Sierra, Inc.* ....................................................        23,500              219,255
Samsung Electronics Co. Ltd., GDR ....................................         4,130              988,103
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^ ....................        34,979              319,008
Texas Instruments, Inc. ..............................................        24,370              684,066
Xilinx, Inc. .........................................................        15,110              385,305
                                                                                           --------------
                                                                                           $    4,117,672
                                                                                           --------------
ENERGY -- INDEPENDENT -- 0.6%
Evergreen Solar, Inc.^* ..............................................        20,490       $      131,751
                                                                                           --------------
INTERNET -- 9.4%
Amazon.com, Inc.* ....................................................         4,900       $      162,092
Ariba, Inc.^* ........................................................        51,100              296,380
Google, Inc., "A"* ...................................................         3,350              985,403
Versata, Inc.* .......................................................             2                    2
Yahoo!, Inc.* ........................................................        18,100              627,165
                                                                                           --------------
                                                                                           $    2,071,042
                                                                                           --------------
LEISURE & TOYS -- 2.4%
Electronic Arts, Inc.* ...............................................         5,090       $      288,145
Ubisoft Entertainment S.A.* ..........................................         4,600              229,611
                                                                                           --------------
                                                                                           $      517,756
                                                                                           --------------
MACHINERY & TOOLS -- 1.1%
Cognex Corp. .........................................................         9,390       $      245,924
                                                                                           --------------
PERSONAL COMPUTERS & PERIPHERALS -- 10.5%
EMC Corp.* ...........................................................        85,520       $    1,172,479
Hon Hai Precision Industry Co. Ltd.## ................................        51,000              263,969
Network Appliance, Inc.* .............................................        30,530              863,083
                                                                                           --------------
                                                                                           $    2,299,531
                                                                                           --------------
SPECIALTY STORES -- 2.7%
Circuit City Stores, Inc. ............................................        33,800       $      584,402
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELINE -- 14.0%
Blue Coat Systems, Inc.^* ............................................        13,590       $      406,069
Cisco Systems, Inc.* .................................................        56,340            1,076,657
Juniper Networks, Inc.* ..............................................        14,340              361,081
Nokia Corp., ADR .....................................................        29,000              482,560
QUALCOMM, Inc. .......................................................        11,400              376,314
Research In Motion Ltd.* .............................................         5,120              377,600
                                                                                           --------------
                                                                                           $    3,080,281
                                                                                           --------------
    Total Stocks (Identified Cost, $21,547,851) ....................................       $   21,951,259
                                                                                           --------------
COLLATERAL FOR SECURITIES LOANED -- 11.7%
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ........................................................     2,558,410       $    2,558,410
                                                                                           --------------
SHORT-TERM OBLIGATION -- 0.8%

Issuer                                                                    Par Amount                Value
New Center Asset Trust, 3.4%, due 7/01/05, at Amortized Cost< ........   $   175,000       $      175,000
                                                                                           --------------
    Total Investments (Identified Cost, $24,281,261)(+) ............................       $   24,684,669
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- (12.4)% ......................................................           (2,719,045)
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $   21,965,624
                                                                                           ==============

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2005
VALUE SERIES
STOCKS -- 98.9%
Issuer                                                                     Shares              Value
AEROSPACE -- 4.8%
Lockheed Martin Corp. ................................................       132,030       $    8,564,786
Northrop Grumman Corp. ...............................................       134,200            7,414,550
United Technologies Corp. ............................................       111,270            5,713,715
                                                                                           --------------
                                                                                           $   21,693,051
                                                                                           --------------
ALCOHOLIC BEVERAGES -- 0.5%
Diageo PLC ...........................................................       146,563       $    2,153,407
                                                                                           --------------
BANKS & CREDIT COMPANIES -- 16.1%
American Express Co. .................................................        91,060       $    4,847,124
Bank of America Corp. ................................................       375,356           17,119,987
Citigroup, Inc. ......................................................       333,510           15,418,167
Fannie Mae ...........................................................       149,980            8,758,832
Freddie Mac ..........................................................        38,340            2,500,918
J.P. Morgan Chase & Co. ..............................................        50,320            1,777,302
MBNA Corp.^ ..........................................................        91,460            2,392,594
PNC Financial Services Group, Inc. ...................................       107,850            5,873,511
SunTrust Banks, Inc. .................................................       135,390            9,780,574
Wells Fargo & Co. ....................................................        64,920            3,997,774
                                                                                           --------------
                                                                                           $   72,466,783
                                                                                           --------------
BROADCAST & CABLE TV -- 2.1%
Time Warner, Inc.* ...................................................        95,430       $    1,594,635
Viacom, Inc., "B" ....................................................       186,688            5,977,750
Walt Disney Co. ......................................................        80,720            2,032,530
                                                                                           --------------
                                                                                           $    9,604,915
                                                                                           --------------
BROKERAGE & ASSET MANAGERS -- 5.4%
Franklin Resources, Inc.^ ............................................        24,910       $    1,917,572
Goldman Sachs Group, Inc. ............................................       117,510           11,988,370
Lehman Brothers Holdings, Inc. .......................................        26,580            2,638,862
Mellon Financial Corp. ...............................................       156,740            4,496,871
Merrill Lynch & Co., Inc. ............................................        58,510            3,218,635
                                                                                           --------------
                                                                                           $   24,260,310
                                                                                           --------------
BUSINESS SERVICES -- 1.5%
Accenture Ltd., "A"* .................................................       293,330       $    6,649,791
                                                                                           --------------
CHEMICALS -- 4.7%
Dow Chemical Co. .....................................................        93,160       $    4,148,415
E.I. du Pont de Nemours & Co. ........................................       120,900            5,199,909
Nalco Holding Co.* ...................................................        63,310            1,242,775
PPG Industries, Inc. .................................................       109,100            6,847,116
Syngenta AG ..........................................................        36,790            3,763,123
                                                                                           --------------
                                                                                           $   21,201,338
                                                                                           --------------
COMPUTER SOFTWARE -- 0.9%
Oracle Corp.* ........................................................       127,030       $    1,676,796
Symantec Corp.* ......................................................       103,170            2,242,916
                                                                                           --------------
                                                                                           $    3,919,712
                                                                                           --------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.5%
Hewlett-Packard Co. ..................................................        67,040       $    1,576,110
International Business Machines Corp. ................................         8,980              666,316
                                                                                           --------------
                                                                                           $    2,242,426
                                                                                           --------------
CONSTRUCTION -- 1.4%
Masco Corp. ..........................................................       194,930       $    6,190,977
                                                                                           --------------
CONSUMER GOODS & SERVICES -- 1.3%
Kimberly-Clark Corp. .................................................        96,440       $    6,036,180
                                                                                           --------------
CONTAINERS -- 0.2%
Smurfit-Stone Container Corp.* .......................................        95,540       $      971,642
                                                                                           --------------
ELECTRICAL EQUIPMENT -- 1.9%
Cooper Industries Ltd., "A" ..........................................        42,560       $    2,719,584
Emerson Electric Co. .................................................        59,970            3,755,917
Tyco International Ltd. ..............................................        32,020              934,984
W.W. Grainger, Inc. ..................................................        24,520            1,343,451
                                                                                           --------------
                                                                                           $    8,753,936
                                                                                           --------------
ELECTRONICS -- 0.4%
Analog Devices, Inc. .................................................        50,610       $    1,888,259
                                                                                           --------------
ENERGY -- INDEPENDENT -- 3.1%
Devon Energy Corp. ...................................................        51,540       $    2,612,047
EOG Resources, Inc. ..................................................        63,720            3,619,296
Unocal Corp. .........................................................       119,482            7,772,304
                                                                                           --------------
                                                                                           $   14,003,647
                                                                                           --------------
ENERGY -- INTEGRATED -- 8.4%
BP PLC, ADR ..........................................................        92,470       $    5,768,279
ConocoPhillips .......................................................       223,100           12,826,019
Exxon Mobil Corp. ....................................................       158,892            9,131,523
TOTAL S.A., ADR ......................................................        84,190            9,837,602
                                                                                           --------------
                                                                                           $   37,563,423
                                                                                           --------------
FOOD & NON-ALCOHOLIC BEVERAGES -- 5.1%
Archer Daniels Midland Co.^ ..........................................       216,235       $    4,623,104
H.J. Heinz Co. .......................................................        94,610            3,351,086
Kellogg Co.^ .........................................................       152,570            6,780,211
Nestle S.A ...........................................................         8,628            2,201,980
PepsiCo, Inc. ........................................................        51,138            2,757,872
Sara Lee Corp. .......................................................       172,780            3,422,772
                                                                                           --------------
                                                                                           $   23,137,025
                                                                                           --------------
FOREST & PAPER PRODUCTS -- 1.3%
Bowater, Inc.^ .......................................................        35,800       $    1,158,846
International Paper Co. ..............................................       151,700            4,582,857
                                                                                           --------------
                                                                                           $    5,741,703
                                                                                           --------------
INSURANCE -- 7.1%
AFLAC, Inc. ..........................................................        65,210       $    2,822,289
Allstate Corp. .......................................................       176,020           10,517,195
Chubb Corp. ..........................................................        27,750            2,375,678
Hartford Financial Services Group, Inc. ..............................        55,490            4,149,542
MetLife, Inc. ........................................................       263,360           11,835,398
                                                                                           --------------
                                                                                           $   31,700,102
                                                                                           --------------
LEISURE & TOYS -- 0.4%
Hasbro, Inc. .........................................................        87,040       $    1,809,562
                                                                                           --------------
MACHINERY & TOOLS -- 3.1%
Deere & Co.^ .........................................................       123,870       $    8,112,246
Finning International, Inc. ..........................................        16,680              491,308
Illinois Tool Works, Inc.^ ...........................................        48,400            3,856,512
Sandvik AB ...........................................................        33,560            1,241,397
                                                                                           --------------
                                                                                           $   13,701,463
                                                                                           --------------
MEDICAL EQUIPMENT -- 0.5%
Baxter International, Inc. ...........................................        65,240       $    2,420,404
                                                                                           --------------
OIL SERVICES -- 0.7%
Noble Corp. ..........................................................        53,610       $    3,297,551
                                                                                           --------------
PHARMACEUTICALS -- 6.4%
Abbott Laboratories ..................................................       111,210       $    5,450,402
Eli Lilly & Co. ......................................................        19,220            1,070,746
Johnson & Johnson ....................................................       116,970            7,603,050
Merck & Co., Inc. ....................................................       188,210            5,796,868
Novartis AG ..........................................................        28,340            1,344,228
Pfizer, Inc. .........................................................        58,170            1,604,329
Roche Holding AG .....................................................        14,470            1,822,315
Wyeth ................................................................        93,780            4,173,210
                                                                                           --------------
                                                                                           $   28,865,148
                                                                                           --------------
PRINTING & PUBLISHING -- 1.5%
Reed Elsevier PLC ....................................................       417,240       $    3,983,107
Tribune Co. ..........................................................        81,807            2,877,970
                                                                                           --------------
                                                                                           $    6,861,077
                                                                                           --------------
RAILROAD & SHIPPING -- 1.0%
Burlington Northern Santa Fe Corp. ...................................        94,610       $    4,454,239
                                                                                           --------------
RESTAURANTS -- 0.6%
McDonald's Corp. .....................................................        89,990       $    2,497,223
                                                                                           --------------
SPECIALTY CHEMICALS -- 1.7%
Air Liquide S.A ......................................................         6,420       $    1,090,235
Air Products & Chemicals, Inc. .......................................        87,647            5,285,114
Praxair, Inc. ........................................................        29,960            1,396,136
                                                                                           --------------
                                                                                           $    7,771,485
                                                                                           --------------
SPECIALTY STORES -- 2.7%
Gap, Inc. ............................................................       268,130       $    5,295,568
Lowe's Cos., Inc. ....................................................        49,310            2,870,828
TJX Cos., Inc. .......................................................       153,900            3,747,465
                                                                                           --------------
                                                                                           $   11,913,861
                                                                                           --------------
TELECOMMUNICATIONS -- WIRELESS -- 1.3%
Vodafone Group PLC ...................................................     2,362,600       $    5,740,250
                                                                                           --------------
TELEPHONE SERVICES -- 4.3%
Sprint Corp. .........................................................       481,910       $   12,091,122
Verizon Communications, Inc. .........................................       205,490            7,099,680
                                                                                           --------------
                                                                                           $   19,190,802
                                                                                           --------------
TOBACCO -- 3.1%
Altria Group, Inc. ...................................................       216,170       $   13,977,552
                                                                                           --------------
TRUCKING -- 0.2%
CNF, Inc. ............................................................        20,210       $      907,429
                                                                                           --------------
UTILITIES -- ELECTRIC POWER -- 4.7%
Dominion Resources, Inc. .............................................       136,710       $   10,033,147
Entergy Corp. ........................................................        25,650            1,937,858
Exelon Corp. .........................................................        30,230            1,551,706
FPL Group, Inc. ......................................................        18,450              776,007
PPL Corp. ............................................................        39,720            2,358,574
Public Service Enterprise Group, Inc. ................................        32,800            1,994,896
TXU Corp. ............................................................        30,860            2,564,157
                                                                                           --------------
                                                                                           $   21,216,345
                                                                                           --------------
    Total Stocks (Identified Cost, $375,424,821) ...................................       $  444,803,018
                                                                                           --------------
SHORT-TERM OBLIGATION -- 1.0%

Issuer                                                                    Par Amount                Value
General Electric Capital Corp., 3.4%,
  due 7/01/05, at Amortized Cost< ....................................   $ 4,547,000       $    4,547,000
                                                                                           --------------
COLLATERAL FOR SECURITIES LOANED -- 4.2%
Issuer                                                                        Shares                Value
Navigator Securities Lending Prime Portfolio, at Cost and Net
  Asset Value ........................................................    18,786,831       $   18,786,831
                                                                                           --------------
    Total Investments
      (Identified Cost, $398,758,652)(+) ...........................................       $  468,136,849
                                                                                           --------------
OTHER ASSETS,
  LESS LIABILITIES -- (4.1)% .......................................................          (18,479,953)
                                                                                           --------------
    Net Assets -- 100.0% ...........................................................       $  449,656,896
                                                                                           ==============

PORTFOLIO FOOTNOTES:
  *  Non-income producing security.
 ##  SEC Rule 144A restriction.
  ^  All or a portion of this security is on loan.
  <  The rate shown represents an annualized yield at time of purchase.
(+) As of June 30, 2005, International Growth Series had 71 securities representing $95,508,509 and 74.3%
    of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(+) As of June 30, 2005, Massachusetts Investors Growth Stock Series had six securities representing
    $14,238,260 and 2.9% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(+) As of June 30, 2005, Mid Cap Value Series had one security representing $237,676 and 1.0% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(+) As of June 30, 2005, New Discovery Series had one security representing $595,079 and 0.2% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(+) As of June 30, 2005, Research International Series had 70 securities representing $119,402,486 and
    79.7% of net assets that were fair valued in accordance with the policies adopted by the Board of
    Trustees.
(+) As of June 30, 2005, Strategic Growth Series had one security representing $829,928 and 1.0% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(+) As of June 30, 2005, Technology Series had three securities representing $1,074,138 and 4.9% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(+) As of June 30, 2005, Value Series had nine securities representing $23,340,041 and 5.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt

                                    See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2005

                                                                                 Massachusetts
                              Capital             Core          International     Investors          Mid Cap            New
                           Opportunities         Equity            Growth           Growth            Value          Discovery
                              Series             Series            Series        Stock Series        Series           Series
                            ------------      -------------      ------------     ------------    -------------     ------------

Assets:
  Investments --

    Unaffiliated
     issuers, at
     identified
     cost ..............    $230,503,768      $  87,931,565      $127,980,360     $520,489,219    $  21,994,471     $343,383,697
    Unrealized
     appreciation
     (depreciation) ....      17,107,057          9,489,819        18,060,405        9,927,883        1,618,697       17,680,188
                            ------------      -------------      ------------     ------------    -------------     ------------
      Total investments,
        at value
        (including
        securities
        loaned of
        $16,660,623,
        $9,538,886,
        $19,676,391,
        $32,300,405, $--
        and $67,133,866,
        respectively) ..    $247,610,825      $  97,421,384      $146,040,765     $530,417,102    $  23,613,168     $361,063,885

  Cash .................             479                 --                --              457               --           18,207
  Foreign currency, at
    value (identified
    cost, $--, $--,
    $1,308,856, $--, $--
    and $19,965,
    respectively) ......              --                 --         1,299,387               --               --           19,851
  Receivable for
    investments sold ...         128,908          1,747,688         3,362,508        5,842,235          817,030        5,723,641
  Receivable for series
   shares sold .........              --                960                --               39               23           75,877
  Interest and dividends
   receivable ..........         178,976             80,933           290,548          198,452           19,185           40,356
  Receivable from
   investment adviser ..              --                 --                --               --            9,249               --
  Other assets .........             574                 42               154            7,420               --               --
                            ------------      -------------      ------------     ------------    -------------     ------------
      Total assets .....    $247,919,762      $  99,251,007      $150,993,362     $536,465,705    $  24,458,655     $366,941,817
                            ============      =============      ============     ============    =============     ============
Liabilities:
  Payable to custodian .    $         --      $     621,656      $    752,580     $         --    $     246,842     $         --
  Payable for
   investments purchased         606,289             24,009           865,892        7,663,039          439,356        5,531,915
  Payable for series
   shares reacquired ...         135,983                265            30,955          358,596           24,395          163,879
  Collateral for
   securities loaned, at
   value* ..............      17,161,830          9,622,654        20,650,339       33,139,343               --       68,874,442
  Payable to affiliates --

    Management fee .....           4,777              1,849             3,196           10,290              504            7,399
    Distribution fee ...             105                 64               120              585              238            1,007
    Administrative
     services fee ......             141                 55                79              304                6              177
  Accrued expenses and
   other liabilities ...          48,571             30,566            89,973           57,739           22,173           37,278
                            ------------      -------------      ------------     ------------    -------------     ------------
      Total liabilities     $ 17,957,696      $  10,301,118      $ 22,393,134     $ 41,229,896    $     733,514     $ 74,616,097
                            ------------      -------------      ------------     ------------    -------------     ------------
Net assets .............    $229,962,066      $  88,949,889      $128,600,228     $495,235,809    $  23,725,141     $292,325,720
                            ============      =============      ============     ============    =============     ============
Net assets consist of:
  Paid-in capital ......    $524,572,637      $  85,458,531      $110,325,997     $922,547,674    $  20,864,165     $333,775,627
  Unrealized
    appreciation
    (depreciation) on
    investments and
    translation of
    assets and
    liabilities in
    foreign currencies
    (net of deferred
    country tax of $--,
    $--, $32,283, $--,
    $-- and $--,
    respectively) ......      17,107,055          9,489,819        18,017,273        9,928,102        1,618,697       17,679,918
  Accumulated net
    realized gain (loss)
    on investments and
    foreign currency
    transactions .......    (312,262,139)        (6,261,412)         (731,089)    (437,510,270)       1,264,887      (58,129,872)
  Accumulated
   undistributed net
   investment income
   (loss) ..............         544,513            262,951           988,047          270,303          (22,608)        (999,953)
                            ------------      -------------      ------------     ------------    -------------     ------------
      Total ............    $229,962,066      $  88,949,889      $128,600,228     $495,235,809    $  23,725,141     $292,325,720
                            ============      =============      ============     ============    =============     ============
Net Assets:
  Initial Class ........    $214,843,414      $  79,734,977      $111,270,793     $410,718,664    $      28,987     $179,935,781
  Service Class ........      15,118,652          9,214,912        17,329,435       84,517,145       23,696,154      112,389,939
                            ------------      -------------      ------------     ------------    -------------     ------------
      Total ............    $229,962,066      $  88,949,889      $128,600,228     $495,235,809    $  23,725,141     $292,325,720
                            ============      =============      ============     ============    =============     ============
Shares of beneficial
 interest outstanding:**
  Initial Class ........      16,715,950          5,584,580         8,473,521       44,871,942            2,641       13,793,760
  Service Class ........       1,179,690            647,435         1,323,152        9,287,853        2,169,658        8,701,009
                            ------------      -------------      ------------     ------------    -------------     ------------
      Total ............      17,895,640          6,232,015         9,796,673       54,159,795        2,172,299       22,494,769
                            ============      =============      ============     ============    =============     ============
Net asset value per share:
  Initial Class
   (net assets / shares of
   beneficial interest
   outstanding .........       $12.85             $14.28             $13.13           $ 9.15           $10.97           $13.04
                               ======             ======             ======           ======           ======           ======
  Service Class
   (net assets / shares of
   beneficial interest
   outstanding .........       $12.82             $14.23             $13.10           $ 9.10           $10.92           $12.92
                               ======             ======             ======           ======           ======           ======

 *Non-cash collateral not included.
**Shares are rounded for presentation purposes.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2005 -- continued

                                                 Research        Strategic       Strategic
                                               International      Growth           Value         Technology         Value
                                                 Series           Series           Series          Series           Series
                                               -------------   -------------    -------------   -------------    -------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost   $ 167,095,127   $  79,301,460    $  10,133,522   $  24,281,261    $ 398,758,652
    Unrealized appreciation (depreciation) .      11,294,324       4,907,277          806,100         403,408       69,378,197
                                               -------------   -------------    -------------   -------------    -------------
      Total investments, at value (including
       securities loaned of $28,068,894,
       $4,418,557, $--, $2,487,499 and
       $18,347,747, respectively) ..........   $ 178,389,451   $  84,208,737    $  10,939,622   $  24,684,669    $ 468,136,849

  Cash .....................................             883             331              425             344              920
  Foreign currency, at value
   (identified cost, $137,875, $--, $--,
    $17,257 and $--, respectively) .........         137,184            --               --            16,723             --
  Receivable for investments sold ..........       1,240,112            --             13,056         682,977          856,297
  Receivable for series shares sold ........          70,646              59             --              --             30,613
  Interest and dividends receivable ........         158,590          30,846           11,914          13,226          763,775
  Receivable from investment adviser .......            --              --             14,253          10,225             --
                                               -------------   -------------    -------------   -------------    -------------
      Total assets .........................   $ 179,996,866   $  84,239,973    $  10,979,270   $  25,408,164    $ 469,788,454
                                               =============   =============    =============   =============    =============
 Liabilities:
  Payable for investments purchased ........         641,111         373,151            9,192         842,175        1,008,210
  Payable for series shares reacquired .....           2,507          22,588              226          19,674          282,616
  Collateral for securities loaned, at value      29,498,802       4,541,197             --         2,558,410       18,786,831
  Payable to affiliates --
    Management fee .........................           3,674           1,646              248             455            9,389
    Distribution fee .......................             448             277              182              22              842
    Administrative services fee ............              91              49                6            --                276
  Accrued expenses and other liabilities ...          66,499          30,816           18,393          21,804           43,394
                                               -------------   -------------    -------------   -------------    -------------
      Total liabilities ....................   $  30,213,132   $   4,969,724    $      28,247   $   3,442,540    $  20,131,558
                                               -------------   -------------    -------------   -------------    -------------
Net assets .................................   $ 149,783,734   $  79,270,249    $  10,951,023   $  21,965,624    $ 449,656,896
                                               =============   =============    =============   =============    =============
Net assets consist of:
  Paid-in capital ..........................   $ 136,591,168   $ 125,778,158    $   9,811,940   $  59,872,138    $ 377,253,285
  Unrealized appreciation (depreciation)
   on investments and translation of assets
   and liabilities in foreign currencies ...      11,292,782       4,907,277          806,100         402,754       69,376,368
  Accumulated net realized gain (loss) on
   investments and foreign currency
   transactions ............................         456,713     (51,349,392)         309,303     (38,241,814)        (228,382)

  Accumulated undistributed net investment
   income (loss) ...........................       1,443,071         (65,794)          23,680         (67,454)       3,255,625
                                               -------------   -------------    -------------   -------------    -------------
      Total ................................   $ 149,783,734   $  79,270,249    $  10,951,023   $  21,965,624    $ 449,656,896
                                               =============   =============    =============   =============    =============
Net Assets:
  Initial Class ............................   $  84,390,963   $  39,124,841    $       8,801   $  18,891,574    $ 328,642,614
  Service Class ............................      65,392,771      40,145,408       10,942,222       3,074,050      121,014,282
                                               -------------   -------------    -------------   -------------    -------------
      Total ................................   $ 149,783,734   $  79,270,249    $  10,951,023   $  21,965,624    $ 449,656,896
                                               =============   =============    =============   =============    =============
Shares of beneficial interest outstanding:
  Initial Class ............................       6,029,390       5,305,196              869       4,819,142       21,236,717
  Service Class ............................       4,700,979       5,480,340        1,084,850         793,926        7,853,674
                                               -------------   -------------    -------------   -------------    -------------
      Total ................................      10,730,369      10,785,536        1,085,719       5,613,068       29,090,391
                                               =============   =============    =============   =============    =============
Net asset value per share:
  Initial Class
   (net assets / shares of beneficial
   interest outstanding) ..................        $14.00          $7.37            $10.13           $ 3.92           $15.48
                                                   ======          =====            ======           ======           ======
  Service Class
   (net assets / shares of beneficial
   interest outstanding) .........                 $13.91          $ 7.33           $10.09           $ 3.87           $15.41
                                                   ======          =====            ======           ======           ======

                                                      See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2005
                                                                                      Massachusetts
                                                                                       Investors
                                         Capital          Core        International      Growth        Mid Cap           New
                                      Opportunities      Equity          Growth          Stock          Value         Discovery
                                         Series          Series          Series          Series         Series          Series
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net investment income (loss):
  Income --
    Dividends .....................   $  1,571,437    $    658,273    $  1,898,744    $  2,332,876    $    120,885    $    414,648
    Income on securities loaned ...         19,160           8,975          59,711          14,472            --            74,363
    Interest ......................         16,953          13,906          14,021         180,790             540          70,124
    Foreign taxes withheld ........        (23,027)         (9,222)       (205,932)        (33,912)           (330)         (6,866)
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Total investment income .....   $  1,584,523    $    671,932    $  1,766,544    $  2,494,226    $    121,095    $    552,269
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Expenses --
    Management fee ................   $    908,615    $    333,949    $    598,229    $  1,923,197    $     87,269    $  1,288,052
    Distribution fee ..............         19,599          11,667          21,897         104,518          29,055         127,798
    Administrative services fee ...         18,756           6,932          10,325          39,762           1,804          22,227
    Trustees' compensation ........         13,021           4,555           6,805          27,187           1,660          15,357
    Printing ......................         12,080           7,114           5,449          19,968             200          26,804
    Auditing fees .................         22,760          21,325          23,683          22,818          20,469          22,769
    Legal fees ....................          2,198           1,936           2,660           2,877           1,834           2,077
    Miscellaneous .................          5,751           5,496           7,097           5,396           6,372           5,842
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Total expenses ..............   $  1,049,864    $    412,688    $    776,822    $  2,244,556    $    157,963    $  1,569,743
    Fees paid indirectly ..........        (10,786)         (2,250)         (2,334)        (21,738)         (1,153)        (17,521)
    Reduction of expenses by
     investment adviser ...........           --              --              --              --           (13,107)           --
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net expenses ................   $  1,039,078    $    410,438    $    774,488    $  2,222,818    $    143,703    $  1,552,222
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net investment income (loss) ......   $    545,445    $    261,494    $    992,056    $    271,408    $    (22,608)   $   (999,953)
                                      ============    ============    ============    ============    ============    ============

Realized and unrealized gain (loss)
 on investments and foreign
 currency transactions:
  Realized gain (loss) (identified
   cost basis) -- Investment
   transactions (net of country
   tax of $--, $--, $12,344, $--,
   $-- and $--, respectively) .....   $  8,586,266    $  5,320,790    $  8,402,489    $ 15,186,603    $  1,299,841    $ 13,877,281
    Foreign currency transactions .          1,060             (17)        (59,591)        (15,650)            115         (10,004)
                                      ------------    ------------    ------------    ------------    ------------    ------------

      Net realized gain (loss) on
       investments and foreign
       currency transactions ......   $  8,587,326    $  5,320,773    $  8,342,898    $ 15,170,953    $  1,299,956    $ 13,867,277
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Change in unrealized appreciation
   (depreciation) -- Investments
   (net of deferred country tax of
   $--, $--, $32,283, $--, $-- and
   $--, respectively) .............   $(15,882,416)   $ (5,268,300)   $(12,286,906)   $(28,690,821)   $ (1,162,131)   $(26,612,660)
    Translation of assets and
     liabilities in foreign
     currencies ...................             (2)           --           (15,613)         (1,569)            (86)           (387)
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net unrealized gain (loss) on
       investments and foreign
       currency translation .......   $(15,882,418)   $ (5,268,300)   $(12,302,519)   $(28,692,390)   $ (1,162,217)   $(26,613,047)
                                      ------------    ------------    ------------    ------------    ------------    ------------

      Net realized and unrealized
       gain (loss) on  investments
       and foreign currency .......   $ (7,295,092)   $     52,473    $ (3,959,621)   $(13,521,437)   $    137,739    $(12,745,770)
                                      ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets from
 operations .......................   $ (6,749,647)   $    313,967    $ (2,967,565)   $(13,250,029)   $    115,131    $(13,745,723)
                                      ============    ============    ============    ============    ============    ============

                                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2005 -- continued

                                                 Research        Strategic        Strategic
                                               International       Growth           Value         Technology         Value
                                                  Series           Series           Series          Series           Series
                                               -------------   -------------    -------------   -------------    -------------
Net investment income (loss):
  Income --
    Dividends ..............................   $   2,600,589   $     344,515    $      93,201   $      43,253    $   5,307,062
    Income on securities loaned ............          68,850           1,439             --             1,258           26,083
    Interest ...............................          18,971          14,171            1,313           4,097           45,629
    Foreign taxes withheld .................        (318,279)         (3,900)          (1,474)         (3,302)         (83,297)
                                               -------------   -------------    -------------   -------------    -------------
      Total investment income ..............   $   2,370,131   $     356,225    $      93,040   $      45,306    $   5,295,477
                                               -------------   -------------    -------------   -------------    -------------
  Expenses --
    Management fee .........................   $     666,244   $     304,105    $      41,351   $      85,612    $   1,695,712
    Distribution fee .......................          77,883          49,947           13,773           3,969          149,989
    Administrative services fee ............          11,558           6,298              857           1,749           35,266
    Trustees' compensation .................           7,202           3,322              788           1,308           22,459
    Printing ...............................          13,305          11,156              135           2,169           10,507
    Auditing fees ..........................          22,738          22,724           23,973          22,311           21,802
    Legal fees .............................           2,633           2,125            2,450           1,778            1,639
    Miscellaneous ..........................          17,073           7,173            4,695           9,972           21,179
                                               -------------   -------------    -------------   -------------    -------------
      Total expenses .......................   $     925,336   $     423,500    $      91,716   $     135,310    $   2,047,211
    Fees paid indirectly ...................          (1,877)         (2,464)            (395)         (2,060)          (8,319)
    Reduction of expenses by investment adviser         --              --            (22,964)        (18,442)            --
                                               -------------   -------------    -------------   -------------    -------------
      Net expenses .........................   $     923,459   $     421,036    $      68,357   $     114,808    $   2,038,892
                                               -------------   -------------    -------------   -------------    -------------
Net investment income (loss) ...............   $   1,446,672   $     (64,811)   $      24,683   $     (69,502)   $   3,256,585
                                               =============   =============    =============   =============    =============

Realized and unrealized gain (loss) on
 investments and foreign currency
transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ................   $   7,921,452   $     861,891    $     358,477   $   1,027,255    $  12,093,451
    Foreign currency transactions ..........         (47,069)            763             --            (3,379)         (13,221)
                                               -------------   -------------    -------------   -------------    -------------

      Net realized gain (loss) on investments and
        foreign currency transactions ......   $   7,874,383   $     862,654    $     358,477   $   1,023,876    $  12,080,230
                                               -------------   -------------    -------------   -------------    -------------
  Change in unrealized appreciation (depreciation) --
    Investments ............................   $ (13,186,577)  $  (3,948,798)   $    (571,116)  $  (2,790,355)   $ (10,050,221)
    Translation of assets and liabilities in
     foreign currencies ....................          (3,013)           (136)            --              (654)          (3,596)
                                                               =============    =============   =============    =============
      Net realized and unrealized gain (loss) on
        investments and foreign currency ...   $  (5,315,207)  $  (3,086,280)   $    (212,639)  $  (1,767,133)   $   2,026,413
                                               -------------   -------------    -------------   -------------    -------------
Change in net assets from operations .......   $  (3,868,535)  $  (3,151,091)   $    (187,956)  $  (1,836,635)   $   5,282,998
                                               =============   =============    =============   =============    =============

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) -- Six Months Ended June 30, 2005
                                                                                      Massachusetts
                                                                                       Investors
                                         Capital          Core        International      Growth        Mid Cap           New
                                      Opportunities      Equity          Growth          Stock          Value         Discovery
                                         Series          Series          Series          Series         Series          Series
                                      ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets:
From operations --
    Net investment income (loss) ..   $    545,445    $    261,494    $    992,056    $    271,408    $    (22,608)   $   (999,953)
    Net realized gain (loss)
    on investments and foreign
    currency transactions .........      8,587,326       5,320,773       8,342,898      15,170,953       1,299,956      13,867,277
    Net unrealized gain (loss) on
     investments and foreign
     currency translation .........    (15,882,418)     (5,268,300)    (12,302,519)    (28,692,390)     (1,162,217)    (26,613,047)
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Change in net assets from
       operations .................   $ (6,749,647)   $    313,967    $ (2,967,565)   $(13,250,029)   $    115,131    $(13,745,723)
                                      ------------    ------------    ------------    ------------    ------------    ------------
Distributions declared to
 shareholders --
    From net investment income
     (Initial Class) ..............   $ (2,050,777)   $   (555,472)   $ (1,088,406)   $ (2,166,959)            $--             $--
    From net investment income
     (Service Class) ..............       (106,607)        (42,210)       (126,541)       (241,776)           --              --
    From net realized gain on
     investments and foreign
     currency transactions
     (Initial Class) ..............           --              --              --              --            (3,404)           --
    From net realized gain on
     investments and foreign
     currency transactions
     (Service Class) ..............           --              --              --              --        (2,858,933)           --
                                      ------------    ------------    ------------    ------------    ------------    ------------
Total distributions declared to
 shareholders .....................   $ (2,157,384)   $   (597,682)   $ (1,214,947)   $ (2,408,735)   $ (2,862,337)   $         --
                                      ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets from series
 share transactions ...............   $(26,978,142)   $ (3,901,071)   $ (6,412,085)   $(44,529,671)   $  1,964,664    $ (7,687,104)
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Total change in net assets ....    (35,885,173)   $ (4,184,786)   $(10,594,597)   $(60,188,435)   $   (782,542)   $(21,432,827)
Net assets --
  At beginning of period ..........    265,847,239      93,134,675     139,194,825     555,424,244      24,507,683     313,758,547
                                      ------------    ------------    ------------    ------------    ------------    ------------
  At end of period ................   $229,962,066    $ 88,949,889    $128,600,228    $495,235,809    $ 23,725,141    $292,325,720
                                      ============    ============    ============    ============    ============    ============
  Accumulated undistributed net
   investment income (loss)
   included in net assets at end
   of period ......................   $    544,513    $    262,951    $    988,047    $    270,303    $    (22,608)   $   (999,953)
                                      ============    ============    ============    ============    ============    ============

                                                 Research        Strategic        Strategic
                                               International       Growth           Value         Technology         Value
                                                  Series           Series           Series          Series           Series
                                               -------------   -------------    -------------   -------------    -------------
Change in net assets:
From operations --
    Net investment income (loss) ...........   $   1,446,672   $     (64,811)   $      24,683   $     (69,502)   $   3,256,585
    Net realized gain (loss) on
     investments and foreign currency
     transactions ..........................       7,874,383         862,654          358,477       1,023,876       12,080,230
    Net unrealized gain (loss) on
     investments and foreign currency
     translation ...........................     (13,189,590)     (3,948,934)        (571,116)     (2,791,009)     (10,053,817)
                                               -------------   -------------    -------------   -------------    -------------
      Change in net assets from operations .   $  (3,868,535)  $  (3,151,091)   $    (187,956)  $  (1,836,635)   $   5,282,998
                                               -------------   -------------    -------------   -------------    -------------
Distributions declared to shareholders --
    From net investment income
     (Initial Class) .......................   $    (701,713)  $    (137,497)   $         (83)            $--    $  (4,634,835)
    From net investment income
     (Service Class) .......................        (413,921)        (46,942)         (81,898)           --         (1,454,306)
    From net realized gain on investments
     and foreign currency transactions
      (Initial Class) ......................            --              --               (872)           --               --
    From net realized gain on investments
      and foreign currency transactions
      (Service Class) ......................            --              --         (1,117,721)           --               --
                                               -------------   -------------    -------------   -------------    -------------
Total distributions declared to
 shareholders ..............................   $  (1,115,634)  $    (184,439)   $  (1,200,574)  $          --    $  (6,089,141)
                                               -------------   -------------    -------------   -------------    -------------
Change in net assets from series share
 transactions ..............................   $   7,155,096   $  (5,268,191)   $     734,014   $  (2,902,238)   $  (8,737,220)
                                               -------------   -------------    -------------   -------------    -------------
    Total change in net assets .............   $   2,170,927   $  (8,603,721)   $    (654,516)  $  (4,738,873)   $  (9,543,363)
Net assets --
  At beginning of period ...................     147,612,807      87,873,970       11,605,539      26,704,497      459,200,259
                                               -------------   -------------    -------------   -------------    -------------
  At end of period .........................   $ 149,783,734   $  79,270,249    $  10,951,023   $  21,965,624    $ 449,656,896
                                               =============   =============    =============   =============    =============
  Accumulated undistributed net investment
   income (loss) included in net assets
   at end of period ........................   $   1,443,071   $     (65,794)   $      23,680   $     (67,454)   $   3,255,625
                                               =============   =============    =============   =============    =============

                                                     See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2004

                                                                                      Massachusetts
                                                                                       Investors
                                         Capital          Core        International      Growth        Mid Cap           New
                                      Opportunities      Equity          Growth          Stock          Value         Discovery
                                         Series          Series          Series          Series         Series          Series
                                      ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets:
From operations --
    Net investment income (loss) ..   $  2,166,554    $    594,776    $  1,335,041    $  2,410,498    $    (29,554)   $ (2,115,080)
    Net realized gain (loss) on
     investments and foreign
     currency transactions ........     30,618,682       6,749,292      18,216,418      34,431,854       2,864,896      29,524,810
    Net unrealized gain (loss) on
     investments and foreign
     currency translation .........     (1,410,542)      4,644,824       2,786,774      11,792,792       1,321,014      (6,158,658)
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Change in net assets from
       operations .................   $ 31,374,694    $ 11,988,892    $ 22,338,233    $ 48,635,144    $  4,156,356    $ 21,251,072
                                      ------------    ------------    ------------    ------------    ------------    ------------
Distributions declared to
 shareholders --
    From net investment income
     (Initial Class) ..............   $ (1,240,566)   $   (526,207)   $   (610,662)   $   (320,560)   $        (16)   $       --
    From net investment income
     (Service Class) ..............        (44,137)        (43,091)        (60,666)           --              (785)           --
    From net realized gain on
     investments and foreign
      currency transactions
      (Initial Class) .............           --              --              --              --              (565)           --
    From net realized gain on
     investments and foreign
     currency transactions
     (Service Class) ..............           --              --              --              --          (457,174)           --
                                      ------------    ------------    ------------    ------------    ------------    ------------
Total distributions declared to
 shareholders .....................   $ (1,284,703)   $   (569,298)   $   (671,328)   $   (320,560)   $   (458,540)   $       --
                                      ------------    ------------    ------------    ------------    ------------    ------------
Change in net assets from series
 share transactions ...............   $(48,988,200)   $ (7,263,742)   $ (5,757,292)   $(70,710,128)   $  4,832,063    $  1,180,343
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Total change in net assets ....   $(18,898,209)   $  4,155,852    $ 15,909,613    $(22,395,544)   $  8,529,879    $ 22,431,415
Net assets:
  At beginning of period ..........    284,745,448      88,978,823     123,285,212     577,819,788      15,977,804     291,327,132
                                      ------------    ------------    ------------    ------------    ------------    ------------
  At end of period ................   $265,847,239    $ 93,134,675    $139,194,825    $555,424,244    $ 24,507,683    $313,758,547
                                      ============    ============    ============    ============    ============    ============
  Accumulated undistributed net
   investment income included in
   net assets at end of period ....   $  2,156,452    $    599,139    $  1,210,938    $  2,407,630    $       --      $       --
                                      ============    ============    ============    ============    ============    ============

                                                 Research        Strategic        Strategic
                                               International       Growth           Value         Technology         Value
                                                  Series           Series           Series          Series           Series
                                               -------------   -------------    -------------   -------------    -------------
Change in net assets:
From operations --
    Net investment income (loss) ...........   $   1,175,974   $     183,723    $      81,274   $     (70,097)   $   6,095,063
    Net realized gain (loss) on
     investments
     and foreign currency transactions .....      16,405,951       3,034,075        1,111,025       1,045,101       17,471,224
    Net unrealized gain (loss) on
     investments and foreign currency
     translation ...........................       6,809,103       2,082,510          499,217        (833,046)      37,767,529
                                               -------------   -------------    -------------   -------------    -------------
      Change in net assets from operations .   $  24,391,028   $   5,300,308    $   1,691,516   $     141,958    $  61,333,816
                                               -------------   -------------    -------------   -------------    -------------
Distributions declared to shareholders:
    From net investment income
     (Initial Class) .......................   $    (370,243)  $        --      $         (26)  $        --      $  (4,095,008)
    From net investment income
     (Service Class) .......................        (159,924)           --            (22,948)           --         (1,140,200)
    From net realized gain on investments
     and foreign currency transactions
     (Initial Class) .......................            --              --               (160)           --               --
    From net realized gain on investments
     and foreign currency transactions
     (Service Class) .......................            --              --           (200,516)           --               --
                                               -------------   -------------    -------------   -------------    -------------
Total distributions declared to
 shareholders ..............................   $    (530,167)  $        --      $    (223,650)  $        --      $  (5,235,208)
                                               -------------   -------------    -------------   -------------    -------------
Change in net assets from series share
 transactions ..............................   $  22,207,541   $   4,260,454    $   1,931,598   $  (5,907,098)   $   8,503,289
                                               -------------   -------------    -------------   -------------    -------------
    Total change in net assets .............   $  46,068,402   $   9,560,762    $   3,399,464   $  (5,765,140)   $  64,601,897
Net assets --
  At beginning of period ...................     101,544,405      78,313,208        8,206,075      32,469,637      394,598,362
                                               -------------   -------------    -------------   -------------    -------------
  At end of period .........................   $ 147,612,807   $  87,873,970    $  11,605,539   $  26,704,497    $ 459,200,259
                                               =============   =============    =============   =============    =============
  Accumulated undistributed net investment
   income included in net assets at end
   of period ...............................   $   1,112,033   $     183,456    $      80,978   $       2,048    $   6,088,181
                                               =============   =============    =============   =============    =============

                                                    See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                          Capital Opportunities Series
                                       ----------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                              Years Ended December 31,
                                      June 30, 2005   -------------------------------------------------------------------------
                                       (Unaudited)        2004            2003            2002            2001           2000
                                      ------------    ------------    ------------    ------------    ------------    ---------

INITIAL CLASS SHARES
Net asset value, beginning of period  $      13.30    $      11.85    $       9.27    $      13.33    $      20.71    $   24.51
                                      ------------    ------------    ------------    ------------    ------------    ---------
Income from investment operations#
  Net investment income ...........   $       0.03    $       0.10    $       0.05    $       0.03    $       0.01    $    0.00+++
  Net realized and unrealized gain
   (loss) on investments and
   foreign currency ...............          (0.36)           1.41            2.57           (4.08)          (4.66)       (0.96)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total from investment
       operations .................   $      (0.33)   $       1.51    $       2.62    $      (4.05)   $      (4.65)   $   (0.96)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Less distributions declared to
 shareholders
  From net investment income ......   $      (0.12)   $      (0.06)   $      (0.04)   $      (0.01)            $--          $--
  From net realized gain on
   investments and foreign currency
   transactions ...................           --              --              --              --             (2.73)       (2.84)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total distributions declared
       to shareholders ............   $      (0.12)   $      (0.06)   $      (0.04)   $      (0.01)   $      (2.73)   $   (2.84)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Net asset value, end of period ....   $      12.85    $      13.30    $      11.85    $       9.27    $      13.33    $   20.71
                                      ============    ============    ============    ============    ============    =========
Total return (%)&(+) ..............          (2.46)++        12.80+          28.30          (30.41)         (24.93)       (4.88)
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ......................           0.85+           0.84            0.84            0.82            0.79         0.79
  Net investment income ...........           0.47+           0.82            0.50            0.26            0.05        (0.01)
Portfolio turnover (%) ............             35              73              64              93             109          117
Net assets at end of period
 (000 Omitted) ....................   $    214,843    $    248,925    $    269,630    $    251,974    $    501,269    $ 688,432

                                                                       Capital Opportunities Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                     Years Ended December 31,          Period Ended
                                               June 30, 2005   ----------------------------------------------  December 31,
                                                (Unaudited)       2004              2003           2002           2001**
                                               -------------   -------------    -------------   -------------    ---------
SERVICE CLASS SHARES
Net asset value, beginning of period .......   $       13.25   $       11.81    $        9.24   $       13.31    $   13.60
                                               -------------   -------------    -------------   -------------    ---------
Income (loss) from investment operations#
  Net investment income ....................   $        0.01   $        0.07    $        0.03   $        0.01    $   (0.01)
  Net realized and unrealized gain (loss)
   on investments and foreign currency .....           (0.35)           1.40             2.55           (4.07)       (0.28)
                                               -------------   -------------    -------------   -------------    ---------
      Total from investment operations .....   $       (0.34)  $        1.47    $        2.58   $       (4.06)   $   (0.29)
                                               -------------   -------------    -------------   -------------    ---------
Less distributions declared to
 shareholders
  From net investment income ...............   $       (0.09)  $       (0.03)   $       (0.01)  $       (0.01)         $--
                                               -------------   -------------    -------------   -------------    ---------
Net asset value, end of period .............   $       12.82   $       13.25    $       11.81   $        9.24    $   13.31
                                               =============   =============    =============   =============    =========
Total return (%)&(+) .......................           (2.57)++        12.52+           28.00          (30.54)       (2.13)++
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ...............................            1.10+           1.09             1.09            1.07         1.04+
  Net investment income ....................            0.22+           0.60             0.26            0.09        (0.24)+
Portfolio turnover (%) .....................              35              73               64              93          109
Net assets at end of period
 (000 Omitted) .............................   $      15,119   $      16,922    $      15,116   $      10,913    $   6,732

 ** For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                        Core Equity Series
                                       ----------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                              Years Ended December 31,
                                      June 30, 2005   -------------------------------------------------------------------------
                                       (Unaudited)        2004            2003            2002            2001           2000
                                      ------------    ------------    ------------    ------------    ------------    ---------

INITIAL CLASS SHARES
Net asset value, beginning of
 period ...........................   $      14.32    $      12.58    $       9.92    $      12.70    $      14.62    $   14.44
                                      ------------    ------------    ------------    ------------    ------------    ---------
Income from investment operations#
  Net investment income ...........   $       0.04    $       0.09    $       0.08    $       0.08    $       0.09    $    0.07
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........           0.02            1.74            2.67           (2.78)          (1.67)        0.37
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total from investment
       operations .................   $       0.06    $       1.83    $       2.75    $      (2.70)   $      (1.58)   $    0.44
                                      ------------    ------------    ------------    ------------    ------------    ---------
Less distributions declared to
 shareholders
  From net investment income ......   $      (0.10)   $      (0.09)   $      (0.09)   $      (0.08)   $      (0.06)   $   (0.07)
  From net realized gain on
   investments and foreign
   currency transactions ..........           --              --              --              --             (0.28)       (0.19)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total distributions declared
       to shareholders ............   $      (0.10)   $      (0.09)   $      (0.09)   $      (0.08)   $      (0.34)   $   (0.26)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Net asset value, end of period ....   $      14.28    $      14.32    $      12.58    $       9.92    $      12.70    $   14.62
                                      ============    ============    ============    ============    ============    =========
Total return (%)(+)& ..............           0.44++         14.63+          27.86          (21.40)         (10.91)        3.09
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ......................           0.90+           0.88            0.90            0.86            0.87         0.88
  Net investment income ...........           0.62+           0.70            0.78            0.67            0.66         0.50
Portfolio turnover(%) .............             45              97             147              96              84           75
Net assets at end of period
 (000 Omitted) ....................   $     79,735    $     83,219    $     80,059    $     64,126    $     95,414    $  92,961

                                                                     Core Equity Series

                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                     Years Ended December 31,          Period Ended
                                               June 30, 2005   ----------------------------------------------  December 31,
                                                (Unaudited)       2004              2003           2002           2001**
                                               -------------   -------------    -------------   -------------    ---------
SERVICE CLASS SHARES
Net asset value,
beginning of period ........................   $       14.25   $       12.53    $        9.89   $       12.69    $   12.59
                                               -------------   -------------    -------------   -------------    ---------
Income from investment operations#
  Net investment income ....................   $        0.03   $        0.06    $        0.06   $        0.05    $    0.01
  Net realized and unrealized gain
   (loss) on investments and
   foreign currency ........................            0.01            1.72             2.65           (2.78)       0.09^
                                               -------------   -------------    -------------   -------------    ---------
      Total from investment operations .....   $        0.04   $        1.78    $        2.71   $       (2.73)   $    0.10
                                               -------------   -------------    -------------   -------------    ---------
Less distributions declared to
shareholders from net investment income ....   $       (0.06)  $       (0.06)   $       (0.07)  $       (0.07)   $    --
                                               -------------   -------------    -------------   -------------    ---------
Net asset value, end of period .............   $       14.23   $       14.25    $       12.53   $        9.89    $   12.69
                                               =============   =============    =============   =============    =========
Total return (%)(+)& .......................            0.33++         14.29+           27.49          (21.59)        0.79++
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses## ...............................            1.15+           1.13             1.15            1.11         1.12+
  Net investment income ....................            0.36+           0.45             0.53            0.49         0.19+
Portfolio turnover (%) .....................              45              97              147              96           84
Net assets at end of period (000 Omitted) ..   $       9,215   $       9,916    $       8,920   $       6,428    $   3,155

 ** For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  ^ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of series shares, and the amount of per share realized and unrealized gains and losses at such time.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales.
    The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                       International Growth Series
                                       ----------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                              Years Ended December 31,
                                      June 30, 2005   -------------------------------------------------------------------------
                                       (Unaudited)        2004            2003            2002            2001           2000
                                      ------------    ------------    ------------    ------------    ------------    ---------

INITIAL CLASS SHARES
Net asset value,
beginning of period ...............   $      13.55    $      11.46    $       8.33    $       9.50    $      11.84    $   13.10
                                      ------------    ------------    ------------    ------------    ------------    ---------
Income from investment operations#
  Net investment income ...........   $       0.10    $       0.13    $       0.06    $       0.06    $       0.06    $    0.12
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............          (0.39)           2.03            3.14           (1.18)          (1.89)       (1.13)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total from investment
       operations .................   $      (0.29)   $       2.16    $       3.20    $      (1.12)   $      (1.83)   $   (1.01)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Less distributions declared to
 shareholders
  From net investment income ......   $      (0.13)   $      (0.07)   $      (0.07)   $      (0.05)   $      (0.07)   $   (0.04)
  From net realized gain on
   investments and foreign
   currency transactions ..........           --              --              --              --             (0.44)       (0.21)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total distributions declared
       to shareholders ............   $      (0.13)   $      (0.07)   $      (0.07)   $      (0.05)   $      (0.51)   $   (0.25)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Net asset value, end of period ....   $      13.13    $      13.55    $      11.46    $       8.33    $       9.50    $   11.84
                                      ============    ============    ============    ============    ============    =========
Total return (%)(+)& ..............          (2.16)++        18.94           38.67          (11.88)         (15.91)       (7.80)
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ......................           1.14+           1.11            1.24            1.23            1.23         1.24
  Net investment income ...........           1.53+           1.09            0.67            0.70            0.58         0.94
Portfolio turnover(%) .............             44              93              89             119             108           71
Net assets at end of period
 (000 Omitted) ....................   $    111,271    $    120,913    $    108,114    $     88,537    $    118,286    $ 117,486

                                                                  International Growth Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                     Years Ended December 31,          Period Ended
                                               June 30, 2005   ----------------------------------------------  December 31,
                                                (Unaudited)       2004              2003           2002           2001**
                                               -------------   -------------    -------------   -------------    ---------
SERVICE CLASS SHARES
Net asset value,
beginning of period ........................   $       13.50   $       11.43    $        8.31   $        9.49    $    9.87
                                               -------------   -------------    -------------   -------------    ---------
Income from investment operations#
  Net investment income (loss) .............   $        0.08   $        0.10    $        0.04   $        0.04    $   (0.02)
  Net realized and unrealized gain
   (loss) on investments and
    foreign currency .......................           (0.38)           2.01             3.13           (1.17)       (0.36)
                                               -------------   -------------    -------------   -------------    ---------
      Total from investment
       operations ..........................   $       (0.30)  $        2.11    $        3.17   $       (1.13)   $   (0.38)
                                               -------------   -------------    -------------   -------------    ---------
Less distributions declared to
 shareholders
  From net investment income ...............   $       (0.10)  $       (0.04)   $       (0.05)  $       (0.05)   $    --
                                               -------------   -------------    -------------   -------------    ---------
Net asset value, end of period .............   $       13.10   $       13.50    $       11.43   $        8.31    $    9.49
                                               =============   =============    =============   =============    =========
Total return (%)(+)& .......................           (2.24)++        18.58            38.35          (12.01)       (3.85)++
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ...............................            1.39+           1.36             1.49            1.48         1.49+
  Net investment income (loss) .............            1.29+           0.86             0.39            0.46        (0.59)+
Portfolio turnover (%) .....................              44              93               89             119          108
Net assets at end of period (000 Omitted) ..   $      17,329   $      18,282    $      15,171   $      10,449    $   3,107

  **  For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
   +  Annualized.
  ++  Not annualized.
   #  Per share data are based on average shares outstanding.
  ##  Ratios do not reflect reductions from fees paid indirectly.
 (+)  The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
   &  From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                 Massachusetts Investors Growth Stock Series
                                       ----------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                              Years Ended December 31,
                                      June 30, 2005   -------------------------------------------------------------------------
                                       (Unaudited)        2004            2003            2002            2001           2000
                                      ------------    ------------    ------------    ------------    ------------    ---------

INITIAL CLASS SHARES
Net asset value, beginning
 of period ........................   $       9.42    $       8.60    $       6.97    $       9.70    $      14.51    $   16.13
                                      ------------    ------------    ------------    ------------    ------------    ---------
Income (loss) from investment
 operations#
  Net investment income (loss) ....   $       0.01    $       0.04    $       0.01    $      (0.00)+++$       0.01    $    0.02
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ...........          (0.23)           0.79            1.62           (2.72)          (3.46)       (0.97)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total from investment
       operations .................   $      (0.22)   $       0.83    $       1.63    $      (2.72)   $      (3.45)   $   (0.95)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Less distributions declared to
 shareholders
  From net investment income ......   $      (0.05)   $      (0.01)   $       --      $      (0.01)   $      (0.01)   $   (0.01)
  From net realized gain on
   investments and foreign
   currency transactions ..........           --              --              --              --             (1.35)       (0.66)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total distributions
       declared to shareholders ...   $      (0.05)   $      (0.01)   $       --      $      (0.01)   $      (1.36)   $   (0.67)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Net asset value, end of period ....   $       9.15    $       9.42    $       8.60    $       6.97    $       9.70    $   14.51
                                      ============    ============    ============    ============    ============    =========
Total return (%)(+)& ..............          (2.35)++         9.61+          23.39          (28.05)         (24.91)       (6.09)
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ......................           0.84+           0.83            0.83            0.82            0.82         0.81
  Net investment income (loss) ....           0.15+           0.47            0.09           (0.01)           0.12         0.14
Portfolio turnover(%) .............             57             139             265             207             289          250
Net assets at end of period
 (000 Omitted) ....................   $    410,719    $    468,181    $    504,123    $    448,235    $    797,118    $ 974,508

                                                              Massachusetts Investors Growth Stock Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                     Years Ended December 31,          Period Ended
                                               June 30, 2005   ----------------------------------------------  December 31,
                                                (Unaudited)       2004              2003           2002           2001**
                                               -------------   -------------    -------------   -------------    ---------
SERVICE CLASS SHARES
Net asset value, beginning of
 period ....................................   $      9.35     $        8.55    $        6.96   $        9.70    $    9.65
                                               -----------     -------------    -------------   -------------    ---------
Income (loss) from investment
 operations#
  Net investment income (loss)                 $  (0.00)+++    $        0.02    $       (0.01)  $       (0.02)   $   (0.01)
                                               --------     ----------------    -------------   -------------    ---------
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency .......................        (0.22)              0.78             1.60           (2.71)       0.06^
                                               ----------   ----------------    -------------   -------------    ---------
      Total from investment
       operations ..........................   $    (0.22)     $        0.80    $        1.59   $       (2.73)   $    0.05
                                               ----------   ----------------    -------------   -------------    ---------
Less distributions declared to
 shareholders
  From net investment income ...............   $    (0.03)     $        --      $        --     $       (0.01)   $    --
                                               ----------   ----------------    -------------   -------------    ---------
Net asset value, end of period .............   $     9.10      $        9.35    $        8.55   $        6.96    $    9.70
                                               ==========   ================    =============   =============    =========
Total return(%)(+)& ........................        (2.39)++            9.36+           22.84          (28.17)        0.52++
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ...............................         1.09+              1.08             1.08            1.07         1.07+
  Net investment income (loss) .............        (0.10)+             0.25            (0.16)          (0.21)       (0.24)+
Portfolio turnover (%) .....................           57                139              265             207          289
Net assets at end of period
 (000 Omitted) .............................   $   84,517      $      87,243    $      73,697   $      37,109    $  17,312

 **  For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+)  The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figuresfor all periods shown.
  ^  The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of series shares, and the amount of per share realized and unrealized gains and losses at such time.
  +  The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2 004 would have each been lower by approximately 0.13%.
  &  From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                                 Mid Cap Value Series
                                                          ---------------------------------------------------------------------
                                                          Six Months Ended     Years Ended December 31,
                                                           June 30, 2005     ----------------------------       Period Ended
                                                            (Unaudited)          2004             2003       December 31, 2002*
                                                            -----------      -----------      -----------    ------------------
INITIAL CLASS SHARES
Net asset value, beginning of period ....................   $     12.46      $     10.46      $      7.92      $     10.00
                                                            -----------      -----------      -----------      -----------
Income from investment operations#
  Net investment income .................................   $      0.00+++   $      0.01      $      0.02      $      0.04
  Net realized and unrealized gain (loss)
   on investments and foreign currency ..................         (0.02)            2.25             2.53            (2.12)
                                                            -----------      -----------      -----------      -----------
      Total from investment operations ..................   $     (0.02)     $      2.26      $      2.55      $     (2.08)
                                                            -----------      -----------      -----------      -----------
Less distributions declared to shareholders
  From net investment income ............................   $      --        $     (0.01)     $     (0.01)     $      --
  From net realized gain on investments and
   foreign currency transactions ........................         (1.47)           (0.25)            --               --
                                                            -----------      -----------      -----------      -----------
      Total distributions declared to shareholders ......   $     (1.47)     $     (0.26)     $     (0.01)     $      --
                                                            -----------      -----------      -----------      -----------
Net asset value, end of period ..........................   $     10.97      $     12.46      $     10.46      $      7.92
                                                            ===========      ===========      ===========      ===========
Total return (%)***(+)& .................................          0.66++          22.10            32.24           (20.80)++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions## ..................          1.11+            1.10             1.81             8.05+
  Expenses after expense reductions## ...................          1.00+            1.00             0.99             1.02+
  Net investment income .................................          0.06+            0.10             0.26             0.54+
Portfolio turnover (%) ..................................            71              147              109               82
Net assets at end of period (000 Omitted) ...............   $        29      $        29      $        24      $        18

                                                                                 Mid Cap Value Series
                                                          ---------------------------------------------------------------------
                                                          Six Months Ended     Years Ended December 31,
                                                           June 30, 2005     ----------------------------       Period Ended
                                                            (Unaudited)          2004             2003       December 31, 2002*
                                                            -----------      -----------      -----------    ------------------
SERVICE CLASS SHARES
Net asset value, beginning of period ....................   $     12.42      $     10.44      $      7.93      $     10.00
                                                            -----------      -----------      -----------      -----------
Income from investment operations#
  Net investment income (loss) ..........................   $     (0.01)     $     (0.02)     $      0.00+++   $      0.04
  Net realized and unrealized gain (loss) on
    investments and foreign currency ....................         (0.02)            2.25             2.52            (2.11)
                                                            -----------      -----------      -----------      -----------
      Total from investment operations ..................   $     (0.03)     $      2.23      $      2.52      $     (2.07)
                                                            -----------      -----------      -----------      -----------
Less distributions declared to shareholders
  From net investment income ............................   $      --        $     (0.00)+++  $     (0.01)     $      --
  From net realized gain on investments and
    foreign currency transactions .......................         (1.47)           (0.25)            --               --
                                                            -----------      -----------      -----------      -----------
      Total distributions declared to
shareholders ............................................   $     (1.47)     $     (0.25)     $     (0.01)     $      --
                                                            -----------      -----------      -----------      -----------
Net asset value, end of period ..........................   $     10.92      $     12.42      $     10.44      $      7.93
                                                            ===========      ===========      ===========      ===========
Total return (%)***(+)& .................................          0.59++          21.75            31.90           (20.70)++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions## ..................          1.36+            1.35             2.07             8.30+
  Expenses after expense reductions## ...................          1.25+            1.25             1.25             1.27+
  Net investment income (loss) ..........................         (0.20)+          (0.15)            0.04             0.53+
Portfolio turnover (%) ..................................            71              147              109               82
Net assets at end of period (000 Omitted) ...............   $    23,696      $    24,479      $    15,954      $       707

  * For the period from the commencement of the series' investment operations, May 1, 2002, through December 31, 2002.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                           New Discovery Series
                                       ----------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                              Years Ended December 31,
                                      June 30, 2005   -------------------------------------------------------------------------
                                       (Unaudited)        2004            2003            2002            2001           2000
                                      ------------    ------------    ------------    ------------    ------------    ---------

INITIAL CLASS SHARES
Net asset value, beginning of period  $      13.64    $      12.69    $       9.38    $      14.10    $      15.98    $   16.89
                                      ------------    ------------    ------------    ------------    ------------    ---------
Income (loss) from investment
 operations#
  Net investment loss .............   $      (0.04)   $      (0.08)   $      (0.06)   $      (0.07)   $      (0.07)   $   (0.07)
  Net realized and unrealized gain
   (loss) on investments and
   foreign currency ...............          (0.56)           1.03            3.37           (4.65)          (0.71)        0.15
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total from investment
       operations .................   $      (0.60)   $       0.95    $       3.31    $      (4.72)   $      (0.78)   $    0.08
                                      ------------    ------------    ------------    ------------    ------------    ---------
Less distributions declared to
 shareholders
  From net realized gain on
   investments and foreign
    currency transactions .........   $       --      $       --      $       --      $       --      $      (1.10)   $   (0.99)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Net asset value, end of period ....   $      13.04    $      13.64    $      12.69    $       9.38    $      14.10    $   15.98
                                      ============    ============    ============    ============    ============    =========
Total return (%)(+)& ..............          (4.40)++         7.49+          35.29          (33.43)          (5.12)        0.34
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ......................           1.01+           0.99            1.00            0.98            0.97         0.99
  Net investment loss .............          (0.61)+         (0.65)          (0.59)          (0.59)          (0.49)       (0.43)
Portfolio turnover(%) .............             63             139             100              97              64           74
Net assets at endof period
 (000 Omitted) ....................   $    179,936    $    209,503    $    220,278    $    177,028    $    277,090    $ 233,297

                                                                           New Discovery Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                     Years Ended December 31,          Period Ended
                                               June 30, 2005   ----------------------------------------------  December 31,
                                                (Unaudited)       2004              2003           2002           2001**
                                               -------------   -------------    -------------   -------------    ---------
SERVICE CLASS SHARES
Net asset value,
beginning of period ........................   $       13.52   $       12.61    $        9.34   $       14.08    $   13.36
                                               -------------   -------------    -------------   -------------    ---------
Income (loss) from investment operations#
  Net investment loss ......................   $       (0.05)  $       (0.11)   $       (0.09)  $       (0.08)   $   (0.04)
  Net realized and unrealized gain (loss)
   on investments and foreign currency .....           (0.55)           1.02             3.36           (4.66)       0.76^
                                               -------------   -------------    -------------   -------------    ---------
      Total from investment operations .....   $       (0.60)  $        0.91    $        3.27   $       (4.74)   $    0.72
                                               -------------   -------------    -------------   -------------    ---------
Net asset value, end of period .............   $       12.92   $       13.52    $       12.61   $        9.34    $   14.08
                                               =============   =============    =============   =============    =========
Total return (%)(+)& .......................           (4.44)++         7.22+           35.01          (33.66)        5.39++
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses## ...............................            1.26+           1.24             1.24            1.23         1.22+
  Net investment loss ......................           (0.86)+         (0.89)           (0.84)          (0.78)       (0.90)+
Portfolio turnover (%) .....................              63             139              100              97           64
Net assets at end of period (000 Omitted) ..   $     112,390   $     104,256    $      71,049   $      34,691    $  10,085

 ** For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  ^ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of series shares, and the amount of per share realized and unrealized gains and losses at such time.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                         Research International Series
                                       ----------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                              Years Ended December 31,
                                      June 30, 2005   -------------------------------------------------------------------------
                                       (Unaudited)        2004            2003            2002            2001           2000
                                      ------------    ------------    ------------    ------------    ------------    ---------

INITIAL CLASS SHARES
Net asset value, beginning of
 period ...........................   $      14.48    $      12.01    $       9.03    $      10.22    $      12.70    $   14.59
                                      ------------    ------------    ------------    ------------    ------------    ---------
Income (loss) from investment
 operations#
  Net investment income ...........   $       0.15    $       0.14    $       0.08    $       0.06    $       0.04    $    0.19
  Net realized and unrealized gain
   (loss) on investments and
   foreign currency ...............          (0.51)           2.39            2.96           (1.23)          (2.27)       (1.30)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total from investment
       operations .................   $      (0.36)   $       2.53    $       3.04    $      (1.17)   $      (2.23)   $   (1.11)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Less distributions declared to
 shareholders
  From net investment income ......   $      (0.12)   $      (0.06)   $      (0.06)   $      (0.02)   $      (0.09)   $   (0.00)+++
  From net realized gain on
   investments and foreign currency
   transactions ...................           --              --              --              --             (0.16)       (0.78)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total distributions
       declared to shareholders ...   $      (0.12)   $      (0.06)   $      (0.06)   $      (0.02)   $      (0.25)   $   (0.78)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Net asset value, end of period ....   $      14.00    $      14.48    $      12.01    $       9.03    $      10.22    $   12.70
                                      ============    ============    ============    ============    ============    =========
Total return(%)(+)& ...............          (2.52)++        21.20           33.86          (11.44)         (17.76)       (7.95)
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ......................           1.14+           1.10            1.30            1.26            1.26         1.28
  Net investment income ...........           2.06+           1.11            0.83            0.61            0.36         1.43
Portfolio turnover(%) .............             40             102              97             136             145          110
Net assets at end of period
 (000 Omitted) ....................   $     84,391    $     86,526    $     74,262    $     62,555    $     80,738    $  82,945

                                                                     Research International Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                     Years Ended December 31,          Period Ended
                                               June 30, 2005   ----------------------------------------------  December 31,
                                                (Unaudited)       2004              2003           2002           2001**
                                               -------------   -------------    -------------   -------------    ---------
SERVICE CLASS SHARES
Net asset value, beginning of period .......   $       14.39   $       11.95    $        9.00   $       10.21    $   10.76
                                               -------------   -------------    -------------   -------------    ---------
Income (loss) from investment operations#
  Net investment income (loss) .............   $        0.13   $        0.10    $        0.03   $        0.03    $   (0.03)
  Net realized and unrealized gain (loss)
   on investme nts and foreign currency ....           (0.52)           2.39             2.96           (1.22)       (0.52)
                                               -------------   -------------    -------------   -------------    ---------
      Total from investment operations .....   $       (0.39)  $        2.49    $        2.99   $       (1.19)   $   (0.55)
                                               -------------   -------------    -------------   -------------    ---------
Less distributions declared to shareholders
  From net investment income ...............   $       (0.09)  $       (0.05)   $       (0.04)  $       (0.02)   $    --
                                               -------------   -------------    -------------   -------------    ---------
Net asset value, end of period .............   $       13.91   $       14.39    $       11.95   $        9.00    $   10.21
                                               =============   =============    =============   =============    =========
Total return(%)(+)& ........................           (2.70)++        20.96            33.40          (11.66)       (5.11)++
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses## ...............................            1.40+           1.36             1.57            1.51         1.51+
  Net investment income (loss) .............            1.82+           0.78             0.33            0.35        (0.81)+
Portfolio turnover (%) .....................              40             102               97             136          145
Net assets at end of period (000 Omitted) ..   $      65,393   $      61,087    $      27,282   $       5,783    $   2,537

 ** For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                        Strategic Growth Series
                                       ----------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                              Years Ended December 31,
                                      June 30, 2005   -------------------------------------------------------------------------
                                       (Unaudited)        2004            2003            2002            2001           2000
                                      ------------    ------------    ------------    ------------    ------------    ---------

INITIAL CLASS SHARES
Net asset value, beginning of period  $       7.67    $       7.18    $       5.63    $       8.05    $      10.91    $   12.13
                                      ------------    ------------    ------------    ------------    ------------    ---------
Income (loss) from investment
 operations#
  Net investment income (loss) ....   $      (0.00)+++$       0.02    $      (0.00)+++$      (0.01)   $      (0.01)   $   (0.01)
  Net realized and unrealized gain
   (loss) on investments and
   foreign  currency ..............          (0.27)           0.47            1.55           (2.41)          (2.65)       (1.20)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total from investment
       operations .................   $      (0.27)   $       0.49    $       1.55    $      (2.42)   $      (2.66)   $   (1.21)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Less distributions declared to
 shareholders
  From net investment income ......   $      (0.03)   $       --      $       --      $       --      $       --      $   (0.01)
  From net realized gain on
   investments and foreign
   currency transactions ..........           --              --              --              --             (0.20)       (0.00)+++
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total distributions
       declared to shareholders ...   $      (0.03)   $       --      $       --      $       --      $      (0.20)   $   (0.01)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Net asset value, end of period ....   $       7.37    $       7.67    $       7.18    $       5.63    $       8.05    $   10.91
                                      ============    ============    ============    ============    ============    =========
Total return (%)(+)& ..............          (3.57)++         6.82           27.53          (30.06)         (24.65)       (9.99)
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ......................           0.93+           0.88            0.91            0.88            0.86         0.94
  Net investment income (loss) ....          (0.04)+          0.31           (0.01)          (0.18)          (0.11)       (0.06)
Portfolio turnover(%) .............             33              74              74              98             123           86
Net assets at end of period
 (000 Omitted) ....................   $     39,125    $     45,471    $     47,910    $     38,486    $     74,471    $  86,823

                                                                    Strategic Growth Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                     Years Ended December 31,          Period Ended
                                               June 30, 2005   ----------------------------------------------  December 31,
                                                (Unaudited)       2004              2003           2002           2001**
                                               -------------   -------------    -------------   -------------    ---------
Net asset value, beginning of period .......   $        7.61   $        7.14    $        5.62   $        8.05    $    7.95
                                               -------------   -------------    -------------   -------------    ---------
Income (loss) from investment operations#
  Net investment income (loss) .............   $       (0.01)  $        0.01    $       (0.01)  $       (0.02)   $   (0.01)
  Net realized and unrealized gain (loss)
   on investments and foreign currency .....           (0.26)           0.46             1.53           (2.41)       0.11^
                                               -------------   -------------    -------------   -------------    ---------
      Total from investment operations .....   $       (0.27)  $        0.47    $        1.52   $       (2.43)   $    0.10
                                               -------------   -------------    -------------   -------------    ---------
Less distributions declared to shareholders
  From net investment income ...............   $       (0.01)  $        --      $        --     $        --      $    --
                                               -------------   -------------    -------------   -------------    ---------
Net asset value, end of period .............   $        7.33   $        7.61    $        7.14   $        5.62    $    8.05
                                               =============   =============    =============   =============    =========
Total return (%)(+)& .......................           (3.56)++         6.58            27.05          (30.19)        1.26++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## ...............................            1.18+           1.13             1.16            1.13         1.11+
  Net investment income (loss) .............           (0.29)+          0.12            (0.23)          (0.38)       (0.27)+
Portfolio turnover (%) .....................              33              74               74              98          123
Net assets at end of period (000 Omitted) ..   $      40,145   $      42,403    $      30,403   $       4,997    $   1,989

 ** For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of series shares, and the amount of per share realized and unrealized gains and losses at such time.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                                Strategic Value Series
                                                          ---------------------------------------------------------------------
                                                          Six Months Ended     Years Ended December 31,
                                                           June 30, 2005     ----------------------------       Period Ended
                                                            (Unaudited)          2004             2003       December 31, 2002*
                                                            -----------      -----------      -----------    ------------------
INITIAL CLASS SHARES
Net asset value, beginning of period ....................   $     11.57      $     10.05      $      7.90      $     10.00
                                                            -----------      -----------      -----------      -----------
Income from investment operations#
  Net investment income .................................   $      0.04      $      0.11      $      0.07      $      0.07
  Net realized and unrealized gain (loss) on
    investments and foreign currency ....................         (0.24)            1.63             2.09            (2.17)
                                                            -----------      -----------      -----------      -----------
      Total from investment operations ..................   $     (0.20)     $      1.74      $      2.16      $     (2.10)
                                                            -----------      -----------      -----------      -----------
Less distributions declared to shareholders
  From net investment income ............................   $     (0.11)     $     (0.04)     $     (0.01)     $      --
  From net realized gain on investments and
    foreign currency transactions .......................         (1.13)           (0.18)            --               --
                                                            -----------      -----------      -----------      -----------
      Total distributions declared to
shareholders ............................................   $     (1.24)     $     (0.22)     $     (0.01)     $      --
                                                            -----------      -----------      -----------      -----------
Net asset value, end of period ..........................   $     10.13      $     11.57      $     10.05      $      7.90
                                                            ===========      ===========      ===========      ===========
Total return (%)***(+)& .................................         (1.36)++         18.05            27.44           (21.00)++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions## ..................          1.42+            1.29             1.59             6.20+
  Expenses after expense reductions## ...................          1.00+            0.99             1.00             1.01+
  Net investment income .................................          0.70+            1.05             0.80             0.89+
Portfolio turnover (%) ..................................            36               70               38               53
Net assets at end of period (000 Omitted) ...............   $         9      $         9      $         8      $         6

                                                                                Strategic Value Series
                                                          ---------------------------------------------------------------------
                                                          Six Months Ended     Years Ended December 31,
                                                           June 30, 2005     ----------------------------       Period Ended
                                                            (Unaudited)          2004             2003       December 31, 2002*
                                                            -----------      -----------      -----------    ------------------
SERVICE CLASS SHARES
Net asset value, beginning of period ....................   $     11.52      $     10.02      $      7.90      $     10.00
                                                            -----------      -----------      -----------      -----------
Income from investment operations#
  Net investment income .................................   $      0.02      $      0.09      $      0.05      $      0.06
  Net realized and unrealized gain (loss) on
    investments and foreign currency ....................         (0.24)            1.61             2.08            (2.16)
                                                            -----------      -----------      -----------      -----------
      Total from investment operations ..................   $     (0.22)     $      1.70      $      2.13      $     (2.10)
                                                            -----------      -----------      -----------      -----------
Less distributions declared to shareholders
  From net investment income ............................   $     (0.08)     $     (0.02)     $     (0.01)     $      --
  From net realized gain on investments and
    foreign currency transactions .......................         (1.13)           (0.18)            --               --
                                                            -----------      -----------      -----------      -----------
      Total distributions declared to
       shareholders .....................................   $     (1.21)     $     (0.20)     $     (0.01)     $      --
                                                            -----------      -----------      -----------      -----------
Net asset value, end of period ..........................   $     10.09      $     11.52      $     10.02      $      7.90
                                                            ===========      ===========      ===========      ===========
Total return (%)***(+)& .................................         (1.50)++         17.77            27.01           (21.00)++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions## ..................          1.67+            1.55             1.84             6.45+
  Expenses after expense reductions## ...................          1.25+            1.25             1.25             1.26+
  Net investment income .................................          0.45+            0.82             0.56             0.81+
Portfolio turnover (%) ..................................            36               70               38               53
Net assets at end of period (000 Omitted) ...............   $    10,942      $    11,597      $     8,199      $     1,072

  * For the period from the commencement of the series' investment operations, May 1, 2002, through December 31, 2002.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
&   From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                          Technology Series
                                       ----------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                              Years Ended December 31,
                                      June 30, 2005   -------------------------------------------------------------------------
                                       (Unaudited)        2004            2003            2002            2001           2000
                                      ------------    ------------    ------------    ------------    ------------    ---------

INITIAL CLASS SHARES
Net asset value,
beginning of period ...............   $    4.20       $   4.10       $       2.82    $       5.22    $       8.52    $   10.00
                                      ---------       --------       ------------    ------------    ------------    ---------
Income (loss) from investment
 operations#
  Net investment income (loss) ....   $   (0.01)      $  (0.01)      $      (0.02)   $      (0.02)   $      (0.02)   $    0.01
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............       (0.27)          0.11               1.30           (2.38)          (3.28)       (1.49)
                                      ---------       --------       ------------    ------------    ------------    ---------
      Total from investment
       operations .................   $   (0.28)      $   0.10       $       1.28    $      (2.40)   $      (3.30)   $   (1.48)
                                      ---------       --------       ------------    ------------    ------------    ---------
Less distributions declared to
 shareholders
  From net investment income ......   $    --         $   --         $       --      $       --      $      (0.00)+++$    --
                                      ---------       --------       ------------    ------------    ------------    ---------
Net asset value, end of period ....   $    3.92       $   4.20       $       4.10    $       2.82    $       5.22    $    8.52
                                      =========       ========       ============    ============    ============    =========
Total return (%)(+)& ..............       (6.67)++***     2.44+***          45.39***       (45.98)         (38.87)      (14.60)++***
Ratios (%) (to average net
 assets) and Supplemental data:
  Expenses before expense
   reductions## ...................        1.15+          1.11               1.09            0.91            0.90         1.16+
  Expenses after expense
   reductions## ...................        0.99+          1.01               1.06            0.91            0.90         1.02+
  Net investment income (loss) ....       (0.58)+        (0.21)             (0.65)          (0.61)          (0.39)        0.09+
Portfolio turnover (%) ............         106            110                191             210             310          271
Net assets at end of period
 (000 Omitted) ....................   $  18,892       $ 23,069       $     28,376    $     14,020    $     33,855    $  31,907

                                                                             Technology Series
                                               ----------------------------------------------------------------------------
                                               Six Months
                                                 Ended                       Years Ended December 31,          Period Ended
                                             June 30, 2005     ----------------------------------------------  December 31,
                                              (Unaudited)         2004              2003           2002           2001**
                                             -------------     -------------    -------------   -------------    ---------
SERVICE CLASS SHARES
Net asset value, beginning of period .......   $     4.15      $        4.07    $        2.80   $        5.22    $    5.00
                                               ----------      -------------    -------------   -------------    ---------
Income (loss) from investment operations#
  Net investment loss ......................   $    (0.02)     $       (0.02)   $       (0.03)  $       (0.03)   $   (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        (0.26)              0.10             1.30           (2.39)       0.24^
                                               ----------      -------------    -------------   -------------    ---------
      Total from investment operations .....   $    (0.28)     $        0.08    $        1.27   $       (2.42)   $    0.22
                                               ----------      -------------    -------------   -------------    ---------
Net asset value, end of period .............   $     3.87      $        4.15    $        4.07   $        2.80    $    5.22
                                               ==========      =============    =============   =============    =========
Total return (%)(+)& .......................        (6.75)++***         1.97+***        45.36***       (46.36)        4.40++
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses before expense reductions## .....         1.40+              1.36             1.33            1.16         1.15+
  Expenses after expense reductions## ......         1.24+              1.26             1.30            1.16         1.15+
  Net investment loss ......................        (0.83)+            (0.45)           (0.91)          (0.85)       (0.90)+
Portfolio turnover (%) .....................          106                110              191             210          310
Net assets at end of period (000 Omitted) ..   $    3,074      $       3,636    $       4,094   $       1,509    $     947

  * For the period from the commencement of the series' investment operations, June 16, 2000, through December 31, 2000.
 ** For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  ^ The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of series shares, and the amount of per share realized and unrealized gains and losses at such time.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administr ative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years
(or, if shorter, the period of the series' operation). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

                                                                     Value Series
                                                                          Capital Opportunities Series
                                       ----------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                              Years Ended December 31,
                                      June 30, 2005   -------------------------------------------------------------------------
                                       (Unaudited)        2004            2003            2002            2001           2000
                                      ------------    ------------    ------------    ------------    ------------    ---------

INITIAL CLASS SHARES
Net asset value, beginning of period  $      15.51    $      13.61    $      11.05    $      12.88    $      14.45    $   11.21
                                      ------------    ------------    ------------    ------------    ------------    ---------
Income (loss) from investment
 operations#
  Net investment income ...........   $       0.12    $       0.21    $       0.19    $       0.19    $       0.17    $    0.20
  Net realized and unrealized gain
   (loss) on investments and
   foreign currency ...............           0.07            1.87            2.56           (1.93)          (0.55)        3.16
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total from investment
       operations .................   $       0.19    $       2.08    $       2.75    $      (1.74)   $      (0.38)   $    3.36
                                      ------------    ------------    ------------    ------------    ------------    ---------
Less distributions declared to
 shareholders
  From net investment income ......   $      (0.22)   $      (0.18)   $      (0.19)   $      (0.09)   $      (0.75)   $   (0.07)
  From net realized gain on
   investments and foreign currency
   transactions ...................           --              --              --              --             (0.44)       (0.05)
                                      ------------    ------------    ------------    ------------    ------------    ---------
      Total distributions declared
       to shareholders ............   $      (0.22)   $      (0.18)   $      (0.19)   $      (0.09)   $      (1.19)   $   (0.12)
                                      ------------    ------------    ------------    ------------    ------------    ---------
Net asset value, end of period ....   $      15.48    $      15.51    $      13.61    $      11.05    $      12.88    $   14.45
                                      ============    ============    ============    ============    ============    =========
Total return (%)(+)& ..............           1.23++         15.52+          25.31          (13.58)          (7.46)       30.25
Ratios (%) (to average net assets)
 and Supplemental data:
  Expenses## ......................           0.84+           0.83            0.84            0.83            0.85         0.87
  Net investment income ...........           1.51+           1.53            1.65            1.57            1.31         1.66
Portfolio turnover(%) .............             10              36              57              51              63           85
Net assets at end of period
 (000 Omitted) ....................   $    328,643    $    339,705    $    310,818    $    266,892    $    288,239    $ 124,221

                                                                             Value Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                     Years Ended December 31,          Period Ended
                                               June 30, 2005   ----------------------------------------------  December 31,
                                                (Unaudited)       2004              2003           2002           2001**
                                               -------------   -------------    -------------   -------------    ---------
SERVICE CLASS SHARES
Net asset value, beginning of period .......   $       15.43   $       13.56    $       11.01   $       12.86    $   13.00
                                               -------------   -------------    -------------   -------------    ---------
Income (loss) from investment operations#
  Net investment income ....................   $        0.10   $        0.18    $        0.16   $        0.17    $    0.05
  Net realized and unrealized gain (loss)
   on investments and foreign currency .....            0.07            1.85             2.56           (1.93)       (0.19)
                                               -------------   -------------    -------------   -------------    ---------
      Total from investment operations .....   $        0.17   $        2.03    $        2.72   $       (1.76)   $   (0.14)
                                               -------------   -------------    -------------   -------------    ---------
Less distributions declared to shareholders
  From net investment income ...............   $       (0.19)  $       (0.16)   $       (0.17)  $       (0.09)   $    --
                                               -------------   -------------    -------------   -------------    ---------
Net asset value, end of period .............   $       15.41   $       15.43    $       13.56   $       11.01    $   12.86
                                               =============   =============    =============   =============    =========
Total return (%)(+)& .......................            1.09++         15.18+           25.09          (13.77)       (1.08)++
Ratios (%) (to average net assets) and Supplemental data:
  Expenses## ...............................            1.09+           1.08             1.09            1.08         1.11+
  Net investment income ....................            1.26+           1.28             1.39            1.41         1.00+
Portfolio turnover (%) .....................              10              36               57              51           63
Net assets at end of period (000 Omitted) ..   $     121,014   $     119,496    $      83,780   $      46,646    $  16,481

 ** For the period from the class' inception, August 24, 2001 (Service Class), through the stated period end.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
  + The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on net asset value per share based on the shares outstanding on the day the proceeds were recorded.
  & From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.
                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION
The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series, Capital Appreciation Series, Capital Opportunities Series*, Core Equity Series*, Emerging Growth Series, Emerging Markets Equity Series, Global Governments Series, Global Growth Series, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series*, International Value Series, Massachusetts Investors Growth Stock Series*, Massachusetts Investors Trust Series, Mid Cap Growth Series, Mid Cap Value Series*, Money Market Series, New Discovery Series*, Research Series, Research International Series*, Strategic Growth Series*, Strategic Income Series, Strategic Value Series*, Technology Series*, Total Return Series, Utilities Series and Value Series*. All of these series are diversified except for the Global Governments Series, High Yield Series, Strategic Income Series and Utilities Series, which are non-diversified as that term is defined in the 1940 Act. The shares of each series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities in each series' portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in each series' portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each series' portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, each series may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of each series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At June 30, 2005, the value of securities loaned for Core Equity Series was $9,538,886. These loans were collateralized by cash of $9,622,654 and non-cash U.S. Treasury obligations of $189,934.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

Fees Paid Indirectly - Each series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the six months ended June 30, 2005, certain series' custodian fees were reduced under this arrangement. Certain series have entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the six months ended June 30, 2005, each series' miscellaneous expenses were reduced under this agreement as noted below. These amounts are shown as a reduction of total expenses on the Statement of Operations.

                                  Capital           Core           International     Massachusetts
                               Opportunities       Equity             Growth         Investors Growth
                                   Series          Series             Series           Stock Series
          --------------------------------------------------------------------------------------------
Balance credits ............   $      1,685      $        583      $      2,334        $      5,663
Commission recapture credits          9,101             1,667              --                16,075
                               ------------      ------------      ------------        ------------
Total ......................   $     10,786      $      2,250      $      2,334        $     21,738
                               ------------      ------------      ------------        ------------

                                  Mid Cap             New             Research         Strategic
                                   Value           Discovery       International         Growth
                                  Series            Series            Series            Series
          -----------------------------------------------------------------------------------------
Balance credits ............   $       --        $      3,150      $      1,877        $        615
Commission recapture credits          1,153            14,371              --                 1,849
                               ------------      ------------      ------------        ------------
Total ......................   $      1,153      $     17,521      $      1,877        $      2,464
                               ------------      ------------      ------------        ------------

                                Strategic
                                  Value           Technology          Value
                                  Series            Series            Series
          --------------------------------------------------------------------
Balance credits ............   $       --        $        465      $      3,190
Commission recapture credits            395             1,595             5,129
                               ------------      ------------      ------------
Total ......................   $        395      $      2,060      $      8,319
                               ------------      ------------      ------------

Tax Matters and Distributions - Each series' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each series distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, foreign taxes, real estate investment trusts, net operating losses and non-taxable distributions.

The tax character of distributions declared for the years ended December 31, 2004 and December 31, 2003 was as follows:

                                      Capital Opportunities Series        Core Equity Series          International Growth Series
                                      ----------------------------    ----------------------------    ---------------------------
                                          Year Ended December 31,         Year Ended December 31,         Year Ended December 31,
                                      ----------------------------    ----------------------------    ---------------------------
                                           2004            2003            2004            2003            2004           2003
--------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income .................   $  1,284,703    $    907,389    $    569,298    $    561,841    $    671,328    $ 738,126
                                      ------------    ------------    ------------    ------------    ------------    ---------

                                       Massachusetts Investors
                                         Growth Stock Series             Mid Cap Value Series            New Discovery Series
                                      ----------------------------    ----------------------------    ---------------------------
                                          Year Ended December 31,         Year Ended December 31,         Year Ended December 31,
                                      ----------------------------    ----------------------------    ---------------------------
                                           2004            2003            2004            2003            2004           2003
--------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income .................   $    320,560    $       --      $    432,782    $      1,651    $       --      $    --
  Long-term Capital Gain ..........           --              --            25,758            --              --           --
                                      ------------    ------------    ------------    ------------    ------------    ---------
Total distributions declared ......   $    320,560    $       --      $    458,540    $      1,651    $       --      $    --
                                      ------------    ------------    ------------    ------------    ------------    ---------

                                      Research International Series      Strategic Growth Series          Strategic Value Series
                                      ----------------------------    ----------------------------    ---------------------------
                                          Year Ended December 31,         Year Ended December 31,         Year Ended December 31,
                                      ----------------------------    ----------------------------    ---------------------------
                                           2004            2003            2004            2003            2004           2003
--------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income .................   $    530,167    $    410,974    $       --      $       --      $    194,355    $   3,650
  Long-term Capital Gain ..........           --              --              --              --            29,295         --
                                      ------------    ------------    ------------    ------------    ------------    ---------
Total distributions declared ......   $    530,167    $    410,974    $       --      $       --      $    223,650    $   3,650
                                      ------------    ------------    ------------    ------------    ------------    ---------

                                       Technology Series                   Value Series
                               ------------------------------      --------------------------------
                                   Year Ended December 31,                Year Ended December 31,
                               ------------------------------      --------------------------------
                                   2004              2003              2004              2003
---------------------------------------------------------------------------------------------------
Distributions declared from:
  Ordinary income ..........   $       --        $       --        $  5,235,208        $  5,151,031
                               ------------      ------------      ------------        ------------

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                Capital               Core           International       Massachusetts
                              Opportunities          Equity            Growth         Investors Growth
                                 Series              Series            Series           Stock Series
----------------------------------------------------------------------------------------------------------
Undistributed ordinary
 income ....................   $  2,156,452      $    596,669      $  1,225,614        $  2,407,630
Undistributed long-term
capital gain ...............           --                --                --                  --
Capital loss carryforward ..   (316,798,046)      (11,190,665)       (6,661,512)       (438,050,114)
Unrealized appreciation
 (depreciation) ............     28,943,419        14,369,069        30,181,344          23,989,383
Other temporary differences          (5,365)             --             (88,703)               --

                               Mid Cap               New               Research           Strategic
                                Value             Discovery         International           Growth
                                Series              Series              Series              Series
----------------------------------------------------------------------------------------------------------
Undistributed ordinary
 income ....................   $  2,449,101      $       --        $  1,119,299        $    183,456
Undistributed long-term
capital gain ...............        412,228              --                --                  --
Capital loss carryforward ..           --         (69,036,964)       (6,700,046)        (51,167,926)
Unrealized appreciation
 (depreciation) ............      2,746,853        41,335,096        23,849,010           7,812,091
Other temporary differences            --              (2,316)          (91,528)               --

                                Strategic
                                  Value            Technology           Value
                                  Series             Series            Series
--------------------------------------------------------------------------------------
Undistributed ordinary income  $    597,381      $       --        $  6,088,181
Undistributed long-term
 capital gain ..............        601,191              --                --
Capital loss carryforward ..           --         (38,956,283)      (11,539,417)
Unrealized appreciation
 (depreciation) ............      1,329,356         2,886,404        78,660,990
Other temporary differences            (315)             --                --

For federal income tax purposes, the following series had a capital loss carryforward that may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

                               Capital               Core           International       Massachusetts
                            Opportunities           Equity              Growth         Investors Growth
Expiration Date                 Series              Series              Series           Stock Series
----------------------------------------------------------------------------------------------------------
December 31, 2009 ......    $  (170,437,494)    $            --     $            --     $  (262,542,165)
December 31, 2010 ......       (146,360,552)        (11,190,665)         (6,661,512)       (175,507,949)
                            ---------------     ---------------     ---------------     ---------------
Total ..................    $  (316,798,046)    $   (11,190,665)    $    (6,661,512)    $  (438,050,114)
                            ---------------     ---------------     ---------------     ---------------

                                 New               Research           Strategic
                              Discovery         International           Growth
                                Series              Series              Series
--------------------------------------------------------------------------------------
December 31, 2009 ......    $            --     $            --     $   (31,278,712)
December 31, 2010 ......        (69,036,964)         (6,700,046)        (17,626,481)
December 31, 2011 ......                 --                  --          (2,262,733)
                            ---------------     ---------------     ---------------
Total ..................    $   (69,036,964)    $    (6,700,046)    $   (51,167,926)
                            ---------------     ---------------     ---------------

                              Technology            Value
                                Series              Series
------------------------------------------------------------------
December 31, 2008 ......    $    (1,395,914)    $            --
December 31, 2009 ......        (21,058,299)                 --
December 31, 2010 ......        (16,502,070)         (7,579,049)
December 31, 2011 ......                 --          (3,960,368)
                            ---------------     ---------------
Total ..................    $   (38,956,283)    $   (11,539,417)
                            ---------------     ---------------

For Technology Series, the availability of a portion of these respective capital loss carryforwards which were acquired on September 5, 2003 in connection with the MFS/Sun Life Global Telecommunications Series acquisition, may be limited in a given year.

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Capital Opportunities Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Core Equity Series: The management fee is 0.75% of average daily net assets.

International Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $2 billion.

Massachusetts Investors Growth Stock Series: The management fee is 0.75% of average daily net assets.

Mid Cap Value Series: The management fee is 0.75% of average daily net assets.

New Discovery Series: The management fee is 0.90% of average daily net assets.

Research International Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $2 billion.

Strategic Growth Series: The management fee is 0.75% of average daily net assets.

Strategic Value Series: The management fee is 0.75% of average daily net assets.

Technology Series: The management fee is 0.75% of average daily net assets.

Value Series: The management fee is 0.75% of average daily net assets.

The investment adviser has contractually agreed to pay a portion of certain series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that the operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. This is reflected as a reduction of total expenses in the Statements of Operations for these series. This contractual fee arrangement will continue until April 30, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement. Effective management fees and expense limitations are as follows:

                                                    Effective
                                                   Management         Expense
                                                       Fee          Limitations
--------------------------------------------------------------------------------
----
Capital Opportunities Series ......................   0.75%             N/A

Core Equity Series ................................   0.75%             N/A

International Growth Series .......................   0.90%             N/A

Massachusetts Investors Growth Stock Series .......   0.75%#            N/A

Mid Cap Value Series ..............................   0.75%            0.25%

New Discovery Series ..............................   0.90%             N/A

Research International Series .....................   0.90%             N/A

Strategic Growth Series ...........................   0.75%             N/A

Strategic Value Series ............................   0.75%            0.25%

Technology Series .................................   0.75%            0.25%

Value Series ......................................   0.75%             N/A

# The management fee for the Massachusetts Investors Growth Stock Series is reduced to 0.70% of the average daily net assets in excess of $1 billion. For the six months ended
  June 30, 2005, the average daily net assets for the Massachusetts Investors Growth Stock Series did not exceed $1 billion, and therefore, the management fee was not reduced.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The administrative services fee incurred for the six months ended June 30, 2005 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                                 Percent of
                                                                 average daily
                                                                 net assets
----------------------------------------------------------------------------
Capital Opportunities Series ....................................  0.0155%
Core Equity Series ..............................................  0.0156%
International Growth Series .....................................  0.0156%
Massachusetts Investors Growth Stock Series .....................  0.0156%
Mid Cap Value Series ............................................  0.0155%
New Discovery Series ............................................  0.0156%
Research International Series ...................................  0.0157%
Strategic Growth Series .........................................  0.0156%
Strategic Value Series ..........................................  0.0156%
Technology Series ...............................................  0.0154%
Value Series ....................................................  0.0156%

Trustees' Compensation - Each series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFS Service Center, Inc. (MFSC).

Other - Each series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to bear all expenses associated with office space, other administrative support and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2005, payments made by the series to Tarantino LLC amounted to the following:

                                                                   ICCO Fee
------------------------------------------------------------------------------
Capital Opportunities Series ....................................     $  564
Core Equity Series ..............................................        207
International Growth Series .....................................        309
Massachusetts Investors Growth Stock Series .....................      1,194
Mid Cap Value Series ............................................         63
New Discovery Series ............................................        667
Research International Series ...................................        353
Strategic Growth Series .........................................        194
Strategic Value Series ..........................................         26
Technology Series ...............................................         53
Value Series ....................................................      1,050

The series' investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. On July 28, 2004, each series accrued an estimate of the amount to be received pursuant to this matter in these amounts based on the shares outstanding on the day the proceeds were recorded as follows. The proceeds were paid to each series on February 16, 2005.

                                                                 Settlement
                                                                    Amount
-----------------------------------------------------------------------------
Capital Opportunities Series ................................      $164,749
Core Equity Series ..........................................        25,093
International Growth Series .................................            --
Massachusetts Investors Growth Stock Series .................       745,769
Mid Cap Value Series ........................................            17
New Discovery Series ........................................        17,321
Research International Series ...............................         1,393
Strategic Growth Series .....................................         2,248
Strategic Value Series ......................................            12
Technology Series ...........................................         5,845
Value Series ................................................        75,992

Massachusetts Investors Growth Stock Series' accrual resulted in an increase in net asset value of $0.01 per share based on the shares outstanding the day the proceeds were recorded. The remaining funds in the series had accruals which did not have a material impact on the net asset value per share on the day they were recorded.

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                    Capital             Core         International      Massachusetts
                                 Opportunities         Equity            Growth        Investors Growth
                                     Series            Series            Series          Stock Series
----------------------------------------------------------------------------------------------------------
Purchases

Investments (non-U.S.
government securities) .......     $  83,523,074     $  39,799,873     $  57,420,839      $  289,178,708
                                   =============     =============     =============      ==============
Sales

Investments (non-U.S.
government securities) .......     $ 108,093,768     $  43,692,301     $  65,820,020      $  329,285,753
                                   =============     =============     =============      ==============

                                    Mid Cap             New             Research          Strategic
                                     Value           Discovery       International          Growth
                                     Series            Series            Series             Series
----------------------------------------------------------------------------------------------------------
Purchases

Investments (non-U.S.
government securities) .......     $  16,779,992     $ 178,324,555     $  65,455,662       $  26,928,679
                                   =============     =============     =============      ==============
Sales

Investments (non-U.S.
government securities) .......     $  17,502,844     $ 185,878,843     $  59,165,941       $  31,065,056
                                   =============     =============     =============      ==============

                                   Strategic
                                     Value           Technology          Value
                                     Series            Series            Series
--------------------------------------------------------------------------------------
Purchases

Investments (non-U.S.
government securities) .......     $   3,955,524     $  24,389,984     $  46,195,857
                                   =============     =============     =============
Sales

Investments (non-U.S.
government securities) .......     $   4,334,694     $  27,135,697     $  56,759,770
                                   =============     =============     =============

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

                                   Capital             Core           International      Massachusetts
                                Opportunities         Equity             Growth        Investors Growth
                                   Series             Series             Series          Stock Series
----------------------------------------------------------------------------------------------------------
Aggregate cost .............    $  234,555,187      $  88,323,085     $  128,116,608     $  535,120,328
                                ==============      =============     ==============     ==============
Gross unrealized
appreciation ...............    $   20,279,911      $  11,267,278     $   20,177,375     $   15,032,035
Gross unrealized
depreciation ...............        (7,224,273)        (2,168,979)        (2,255,419)       (19,735,261)
                                --------------      -------------     --------------     --------------
Net unrealized appreciation
(depreciation) .............    $   13,055,638      $   9,098,299     $   17,921,956     $   (4,703,226)
                                ==============      =============     ==============     ==============

                                   Mid Cap              New             Research           Strategic
                                    Value            Discovery        International         Growth
                                   Series             Series             Series             Series
----------------------------------------------------------------------------------------------------------
Aggregate cost .............    $   22,028,532      $ 346,341,566     $  167,728,489     $   80,345,580
                                ==============      =============     ==============     ==============
Gross unrealized
appreciation ...............    $    2,571,260      $  30,605,890     $   12,840,975     $    6,126,672
Gross unrealized
depreciation ...............          (986,624)       (15,883,571)        (2,180,013)        (2,263,515)
                                --------------      -------------     --------------     --------------
Net unrealized appreciation
(depreciation) .............    $    1,584,636      $  14,722,319     $   10,660,962     $    3,863,157
                                ==============      =============     ==============     ==============

                                  Strategic
                                    Value           Technology            Value
                                   Series             Series             Series
---------------------------------------------------------------------------------------
Aggregate cost .............    $   10,181,382      $  24,590,668     $  399,527,847
                                ==============      =============     ==============
Gross unrealized
appreciation ...............    $    1,168,140      $     936,357     $   79,995,473
Gross unrealized
depreciation ...............          (409,900)          (842,356)       (11,386,471)
                                --------------      -------------     --------------
Net unrealized appreciation
(depreciation) .............    $      758,240      $      94,001     $   68,609,002
                                ==============      =============     ==============

(5) SHARES OF BENEFICIAL INTEREST
Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                         Capital Opportunities Series
                                    -----------------------------------------------------------------
                                                               Initial Class
                                    -----------------------------------------------------------------
                                             Six Months Ended                  Year Ended
                                              June 30, 2005                  December 31, 2004
                                    ------------------------------    ------------------------------
                                          Shares        Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................          72,774    $     937,962        4,415,712    $  54,806,074
Shares issued to shareholders
 in reinvestment of distributions         164,589        2,050,777          106,761        1,240,566
Shares reacquired ...............      (2,235,531)     (28,707,105)      (8,556,292)    (105,046,939)
                                    -------------    -------------    -------------    -------------
Net change ......................      (1,998,168)   $ (25,718,366)      (4,033,819)   $ (49,000,299)
                                    =============    =============    =============    =============

                                                         Capital Opportunities Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................          17,688    $     224,888        1,026,549    $  12,653,823
Shares issued to shareholders
 in reinvestment of distributions           8,577          106,607            3,808           44,137
Shares reacquired ...............        (124,053)      (1,591,271)      (1,032,924)     (12,685,861)
                                    -------------    -------------    -------------    -------------
Net change ......................         (97,788)   $  (1,259,776)          (2,567)   $      12,099
                                    =============    =============    =============    =============

                                                           Core Equity Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------

Shares sold .....................         171,204    $   2,386,487        2,029,961    $  26,702,688
Shares issued to shareholders
  in reinvestment of distributions         40,515          555,472           42,539          526,207
Shares reacquired ...............        (439,941)      (6,166,239)      (2,622,663)     (34,280,105)
                                    -------------    -------------    -------------    -------------
Net change ......................        (228,222)   $  (3,224,280)        (550,163)   $  (7,051,210)
                                    =============    =============    =============    =============

                                                           Core Equity Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................           7,809    $     108,349          337,382    $   4,444,074
Shares issued to shareholders
  in reinvestment of distributions          3,088           42,210            3,492           43,091
Shares reacquired ...............         (59,120)        (827,350)        (356,981)      (4,699,697)
                                    -------------    -------------    -------------    -------------
Net change ......................         (48,223)   $    (676,791)         (16,107)   $    (212,532)
                                    =============    =============    =============    =============


                                                       International Growth Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------


Shares sold .....................         193,518    $   2,578,400       15,225,467    $ 183,137,894
Shares issued to shareholders
  in reinvestment of distributions         83,531        1,088,406           54,523          610,662
Shares reacquired ...............        (728,008)      (9,669,917)     (15,787,547)    (189,853,978)
                                    -------------    -------------    -------------    -------------
Net change ......................        (450,959)   $  (6,003,111)        (507,557)   $  (6,105,422)
                                    =============    =============    =============    =============

                                                       International Growth Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................          62,129    $     825,675        3,342,928    $  40,124,457
Shares issued to shareholders
  in reinvestment of distributions          9,734          126,541            5,426           60,666
Shares reacquired ...............        (103,054)      (1,361,190)      (3,321,710)     (39,836,993)
                                    -------------    -------------    -------------    -------------
Net change ......................         (31,191)   $    (408,974)          26,644    $     348,130
                                    =============    =============    =============    =============

                                             Massachusetts Investors Growth Stock Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         252,204    $   2,327,684       15,612,964    $ 138,577,171
Shares issued to shareholders
  in reinvestment of distributions        243,753        2,166,959           37,669          320,560
Shares reacquired ...............      (5,337,017)     (48,611,938)     (24,566,996)    (215,967,207)
                                    -------------    -------------    -------------    -------------
Net change ......................      (4,841,060)   $ (44,117,295)      (8,916,363)   $ (77,069,476)
                                    =============    =============    =============    =============


                                             Massachusetts Investors Growth Stock Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         469,515    $   4,219,184       13,231,942    $ 115,112,187
Shares issued to shareholders
  in reinvestment of distributions         27,350          241,776             --               --
Shares reacquired ...............        (537,504)      (4,873,336)     (12,518,366)    (108,752,839)
                                    -------------    -------------    -------------    -------------
Net change ......................         (40,639)   $    (412,376)         713,576    $   6,359,348
                                    =============    =============    =============    =============


                                                          Mid Cap Value Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................            --      $        --               --      $        --
Shares issued to shareholders
  in reinvestment of distributions            331            3,404               56              581
Shares reacquired ...............            --               --               --               --
                                    -------------    -------------    -------------    -------------
Net change ......................             331    $       3,404               56    $         581
                                    =============    =============    =============    =============


                                                          Mid Cap Value Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         137,973    $   1,612,188        5,380,740    $  59,003,133
Shares issued to shareholders
  in reinvestment of distributions        279,465        2,858,933           44,505          457,959
Shares reacquired ...............        (218,000)      (2,509,861)      (4,982,556)     (54,629,610)
                                    -------------    -------------    -------------    -------------
Net change ......................         199,438    $   1,961,260          442,689    $   4,831,482
                                    =============    =============    =============    =============

                                                          New Discovery Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         233,226    $   2,859,134       21,123,534    $ 268,637,935
Shares issued to shareholders
  in reinvestment of distributions           --               --               --               --
Shares reacquired ...............      (1,803,205)     (22,882,384)     (23,123,423)    (293,395,522)
                                    -------------    -------------    -------------    -------------
Net change ......................      (1,569,979)   $ (20,023,250)      (1,999,889)   $ (24,757,587)
                                    =============    =============    =============    =============


                                                          New Discovery Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................       1,294,896    $  16,156,192       19,422,740    $ 242,942,770
Shares issued to shareholders
  in reinvestment of distributions           --               --               --               --
Shares reacquired ...............        (305,563)      (3,820,046)     (17,345,955)    (217,004,840)
                                    -------------    -------------    -------------    -------------
Net change ......................         989,333    $  12,336,146        2,076,785    $  25,937,930
                                    =============    =============    =============    =============

                                                     Research International Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         340,115    $   4,884,274        3,026,313    $  39,423,839
Shares issued to shareholders
  in reinvestment of distributions         50,122          701,713           31,672          370,243
Shares reacquired ...............        (336,343)      (4,782,193)      (3,267,193)     (42,326,114)
                                    -------------    -------------    -------------    -------------
Net change ......................          53,894    $     803,794         (209,208)   $  (2,532,032)
                                    =============    =============    =============    =============


                                                     Research International Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         753,820    $  10,698,183       11,674,749    $ 147,609,314
Shares issued to shareholders
  in reinvestment of distributions         29,736          413,921           13,751          159,924
Shares reacquired ...............        (328,901)      (4,760,802)      (9,725,264)    (123,029,665)
                                    -------------    -------------    -------------    -------------
Net change ......................         454,655    $   6,351,302        1,963,236    $  24,739,573
                                    =============    =============    =============    =============

                                                          Strategic Growth Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         100,034    $     745,630        2,453,820    $  17,830,753
Shares issued to shareholders
  in reinvestment of distributions         19,123          137,497             --               --
Shares reacquired ...............        (739,816)      (5,454,435)      (3,198,009)     (23,034,225)
                                    -------------    -------------    -------------    -------------
Net change ......................        (620,659)   $  (4,571,308)        (744,189)   $  (5,203,472)
                                    =============    =============    =============    =============

                                                          Strategic Growth Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         308,937    $   2,227,664       16,633,518    $ 118,094,241
Shares issued to shareholders
  in reinvestment of distributions          6,574           46,942             --               --
Shares reacquired ...............        (404,396)      (2,971,489)     (15,319,716)    (108,630,315)
                                    -------------    -------------    -------------    -------------
Net change ......................         (86,685)   $    (696,883)       1,313,802    $   9,463,926
                                    =============    =============    =============    =============

                                                          Strategic Value Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................            --      $        --               --      $        --
Shares issued to shareholders
  in reinvestment of distributions             98              955               19              186
Shares reacquired ...............            --               --               --               --
                                    -------------    -------------    -------------    -------------
Net change ......................              98    $         955               19    $         186
                                    =============    =============    =============    =============

                                                          Strategic Value Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................          35,135    $     377,001          903,807    $   9,567,466
Shares issued to shareholders
  in reinvestment of distributions        123,164        1,199,619           22,943          223,464
Shares reacquired ...............         (80,076)        (843,561)        (738,361)      (7,859,518)
                                    -------------    -------------    -------------    -------------
Net change ......................          78,223    $     733,059          188,389    $   1,931,412
                                    =============    =============    =============    =============

                                                            Technology Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................          72,609    $     282,841        2,538,284    $  10,318,941
Shares reacquired ...............        (747,730)      (2,877,385)      (3,959,500)     (15,745,302)
                                    -------------    -------------    -------------    -------------
Net change ......................        (675,121)   $  (2,594,544)      (1,421,216)   $  (5,426,361)
                                    =============    =============    =============    =============

                                                            Technology Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................          15,802    $      58,579          651,183    $   2,612,867
Shares reacquired ...............         (97,397)        (366,273)        (781,899)      (3,093,604)
                                    -------------    -------------    -------------    -------------
Net change ......................         (81,595)   $    (307,694)        (130,716)   $    (480,737)
                                    =============    =============    =============    =============

                                                              Value Series
                                    -----------------------------------------------------------------
                                                              Initial Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         324,205    $   5,013,927        8,964,734    $ 128,059,784
Shares issued to shareholders
  in reinvestment of distributions        304,923        4,634,835          306,054        4,095,008
Shares reacquired ...............      (1,295,236)     (20,073,230)     (10,199,972)    (145,395,836)
                                    -------------    -------------    -------------    -------------
Net change ......................        (666,108)   $ (10,424,468)        (929,184)   $ (13,241,044)
                                    =============    =============    =============    =============

                                                              Value Series
                                    -----------------------------------------------------------------
                                                              Service Class
                                    -----------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                            June 30, 2005                   December 31, 2004
                                    ------------------------------    -------------------------------
                                       Shares            Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------
Shares sold .....................         363,313    $   5,616,733       11,935,955    $ 166,920,642
Shares issued to shareholders
  in reinvestment of distributions         96,057        1,454,306           85,536        1,140,200
Shares reacquired ...............        (349,679)      (5,383,791)     (10,456,942)    (146,316,509)
                                    -------------    -------------    -------------    -------------
Net change ......................         109,691    $   1,687,248        1,564,549    $  21,744,333
                                    =============    =============    =============    =============

(6) LINE OF CREDIT
Each series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each series, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee and interest expense allocated to each series for the six months ended June 30, 2005, and included in miscellaneous expense, are as follows:

                                                           Commitment
                                                            Fee and
                                                            Interest
                                                            Expense
            ------------------------------------------------------
            Capital Opportunities Series .................  $  851
            Core Equity Series ...........................     307
            International Growth Series ..................     596
            Massachusetts Investors Growth Stock Series ..   2,822
            Mid Cap Value Series .........................      99
            New Discovery Series .........................     980
            Research International Series ................     542
            Strategic Growth Series ......................     284
            Strategic Value Series .......................      47
            Technology Series ............................      78
            Value Series .................................   1,616

Each series had no significant borrowings during the six months ended June 30, 2005.

MFS(R)/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before December 1, 2005 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

(C)2005 Sun Life Financial Distributors Inc.

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS/SUN LIFE SERIES TRUST
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 23, 2005
      ---------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2005
      ---------------


* Print name and title of each signing officer under his or her signature.